                                                 TRAK/(TM)/
                   ========================================
                   PERSONALIZED INVESTMENT ADVISORY SERVICE


                               CONSULTING GROUP

                                    CAPITAL

                                 MARKETS FUNDS





                                 Annual Report


                                August 31, 1997



                                                SMITH BARNEY
                                                --------------------------------

                                                A Member of TravelersGroup[LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter........................................................   2
Schedules of Investments:
  Government Money Investments............................................   4
  Intermediate Fixed Income Investments...................................   5
  Long-Term Bond Investments..............................................   9
  Municipal Bond Investments..............................................  11
  Mortgage Backed Investments.............................................  15
  Balanced Investments....................................................  17
  Large Capitalization Value Equity Investments...........................  21
  Large Capitalization Growth Investments.................................  29
  Small Capitalization Value Equity Investments...........................  42
  Small Capitalization Growth Investments.................................  65
  International Equity Investments........................................  88
  International Fixed Income Investments.................................. 110
  Emerging Markets Equity Investments..................................... 112
Statements of Assets and Liabilities...................................... 118
Statements of Operations.................................................. 120
Statements of Changes in Net Assets....................................... 122
Notes to Financial Statements............................................. 126
Financial Highlights...................................................... 135
Portfolio Highlights and Performance of the Consulting Group Capital
 Markets Funds............................................................ 142
Independent Auditors' Report.............................................. 179
Tax Information........................................................... 180

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

MARKET OVERVIEW

  The fiscal year encompassing September 1996 through August of this year saw the continuation of one of the strongest bull-markets in U.S. stock market history. In July, the Dow Jones Industrial Average (the "Dow") crossed the 8,000 mark for the first time, a 2,000 point increase since the beginning of the fiscal year. While the Dow actually finished the fiscal year slightly lower at 7,622, it registered a total return of over 38.5% for the twelve months ending August 29, 1997.

  Looking past the dramatic performance of the Dow, one of the more recent developments was the broadening of market participation to include smaller company stocks, which have lagged their large company counterparts since the end of 1994. And the strong equity performance was in no way limited to the U.S., as twelve of the twenty countries that make up the Morgan Stanley EAFE (Europe, Asia and the Far East) Index produced double-digit returns and only two, Malaysia and Singapore, were down in local currency terms.

  However, during the period, the capital markets did not only move in an upward direction. For example, Alan Greenspan, Chairman of the Federal Reserve (the "Fed"), used the term "irrational exuberance" to refer to an overheated stock market, and the Fed raised short-term interest rates in March 1997. While stock prices declined briefly, they resumed their upward movement by the end of April. Foreign financial markets were also roiled when a currency crisis swept through several southeast Asian countries. Finally, concern over the European Union's Common Currency plan also added substantial volatility in the European markets.

  Despite the volatility, we continue to enjoy the combination of a strong U.S. economy and the lack of inflationary pressures. With inflation measures at levels we haven't seen since the 1960's, the U.S. bond market rallied sharply. As exciting as this environment has been it is vitally important that you as an investor keep your long-term perspective. History shows us that investment categories move in both up and down directions and, at some point, some of the areas that are doing well today may enter a down cycle.

CONSULTING GROUP CAPITAL MARKETS FUNDS (THE "PORTFOLIOS")

  We are pleased to report that twelve of the thirteen portfolios posted positive returns. For the fiscal year ended August 31, 1997, International Fixed Income Investments was the only Portfolio that provided a negative total return of -1.52%. Despite its negative return, the Portfolio compared favorably to its benchmark, the Salomon Brothers Non-U.S. Government Bond Index which returned -3.39% over the same period. The Portfolio's performance over the period was largely a reflection of the strong U.S. dollar as well as the market's concern over the resolution of the European Union's Common Currency. As a diversified portfolio, your recommended TRAK investments demonstrated proportionately less risk than the overall U.S. stock market, in terms of standard deviation of return.

  In June 1997, Wall Street Associates was recommended by the Consulting Group and approved by the Board of Trustees as an additional investment advisor to Small Capitalization Growth Investments ("Small Cap Growth Portfolio"). The Consulting Group recommended the hiring of an additional "active" advisor to allow the Small Cap Growth Portfolio to take greater advantage of the inefficiencies within the small-cap market without incurring any capacity constraints. Wall Street Associates, located in La Jolla, California, was founded in 1987 and currently manages $1.1 billion in assets. Wall Street Associates, along with Berger Associates Inc., are responsible for advising the active portion of the Small Cap Growth Portfolio while Mellon Capital Management Corporation continues to advise the "passive," or indexed, portion of the portfolio. It is the intent of the manager to allocate 50% of the portfolio towards an index strategy and 50% towards an active strategy.

ASSET ALLOCATION COMMITTEE

  The Consulting Group Asset Allocation Committee (the "Committee"), which is responsible for providing your asset allocation advice, meets on a monthly basis to review the conditions of the global capital markets and to determine if its allocation advice requires any revisions. Over the past fiscal year, the Committee recommended three asset allocation changes:

 . In October 1996, the Committee recommended a slight equity shift from value to growth for balanced and equity-oriented investors and the introduction of emerging markets as an asset class for balanced investors. This change reflected the Consulting Group's view that as earnings growth rates slow, generally a shift from value to growth stocks is warranted.

 . In January 1997, the Committee recommended a 3% reduction in cash and a reallocation to the international equity asset class for most equity investors. This allocation adjustment was strategic in nature and designed to achieve a more fully-invested portfolio. The allocation was directed towards international equities as the Consulting Group believed this was the most undervalued equity asset class.

 . In April 1997, the Committee recommended a 5% reduction in allocations to large-cap U.S. stocks and a corresponding increase in intermediate-term bonds (in balanced portfolios) or cash (in equity-oriented portfolios). This recommended change was due to concerns over higher interest rates thus raising the equity-risk premium and making intermediate-term bonds or cash more attractive.

  Additionally, the Committee added four new professionals raising the team to a total of nine members. The four new members are: Sanjiv Bhatia, PhD and First Vice President of Smith Barney Inc., James Beck, PhD and Vice President of Smith Barney Inc., Leila Heckman, PhD and Managing Director of Smith Barney Inc. and John Lang, First Vice President of Smith Barney Inc. Together with the remaining members, the Committee is comprised of individuals with diverse educational and investment backgrounds. The collective insight of the group is employed in the oversight of capital markets research and in providing ongoing asset allocation advice.

BOARD OF TRUSTEES

  On a more somber note, we were saddened by the untimely loss of an outstanding business leader and Trustee of the Consulting Group Capital Markets Funds, Madelon De Voe Talley. Ms. De Voe Talley had been on the Board of Trustees since the inception of the Consulting Group Capital Markets Funds. Her knowledge and wisdom will be missed.

  We wish to thank you for the confidence you have shown in the Consulting Group and your Financial Consultant. As of August 31, 1997, the number of investors in the TRAK Personalized Investment Advisory Service had surpassed 200,000, including 401(k) plan participants, and total shareholder assets reached $8 billion.

  As always, if you should have any questions or comments about your TRAK investments, your Smith Barney Financial Consultant remains ready to assist you.

Sincerely,



/s/Heath B. McLendon                     /s/Frank L. Campanale
--------------------------------------   -------------------------------------
Heath B. McLendon                        Frank L. Campanale
Chairman of the Board of Trustees of     Investment Officer of the Consulting
  the Consulting Group Capital Markets     Group Capital Markets Funds
  Funds

October 15, 1997

 SCHEDULES OF INVESTMENTS                                       AUGUST 31, 1997
                          GOVERNMENT MONEY INVESTMENTS

     FACE                          ANNUALIZED
    AMOUNT         SECURITY           YIELD         VALUE
-------------------------------------------------------------
 U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 82.2%
 $  7,351,000 Federal Farm
               Credit Bank
               mature 9/10/97 to
               12/12/97.......... 5.41% to 5.57% $  7,312,248
   35,857,000 Federal Home Loan
               Bank mature
               9/19/97 to
               7/24/98...........  5.43 to 6.11    34,885,159
  113,311,000 Federal Home Loan
               Mortgage Corp.
               mature 9/2/97 to
               7/13/98...........  5.43 to 5.71   112,423,188
  139,130,000 Federal National
               Mortgage
               Association
               mature 9/8/97 to
               3/18/98...........  5.42 to 5.78   138,088,435
    1,150,000 Student Loan
               Mortgage
               Association
               mature 9/30/97 to
               3/3/98............  5.48 to 5.71     1,154,708
   24,820,000 World Bank mature
               9/29/97 to
               12/30/97..........  5.45 to 5.52    24,686,919
-------------------------------------------------------------
              TOTAL U.S.
              GOVERNMENT AGENCY
              DISCOUNT NOTES
              (Cost --
               $318,550,657).....                 318,550,657
-------------------------------------------------------------
 U.S. TREASURY NOTES -- 17.8%
  69,045,000  U.S. Treasury
              Notes mature
              9/2/97 to 5/15/98
              (Cost --
               $68,996,136)......  5.19 to 5.87    68,996,136
-------------------------------------------------------------
              TOTAL
              INVESTMENTS --
               100%
              (Cost --
               $387,546,793*)....                $387,546,793
-------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.



                                 [PIE CHART]

                        CLASSIFICATION OF INVESTMENTS

U.S. Government Agency Discount Notes 82.2%
U.S. Treasury Notes 17.8%




                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES -- 54.2%
-------------------------------------------------------------------------------
 BANKING -- 12.5%
 $ 2,125,000 Advanta National Bank, 6.450% due 10/30/00.....   $  2,077,188
   1,500,000 Anz Banking Group Ltd., 7.550% due 9/15/06.....      1,563,750
   1,000,000 Bank of Boston, 5.800% due 8/28/98.............      1,000,540
   2,625,000 Banponce Corp., Notes, 6.750% due 12/15/05.....      2,579,063
             Capital One Bank, Medium Term Notes:
   3,675,000 6.740% due 5/31/99.............................      3,684,188
   1,425,000 6.844% due 6/13/00.............................      1,426,781
     525,000 7.350% due 6/20/00.............................        532,219
             Chase Manhattan Bank Corp., 5.938% due
   2,000,000 12/11/09.......................................      1,962,000
   2,425,000 Continental Bank N.A., 12.500% due 4/1/01......      2,867,563
             First Interstate Bancorp, Subordinated Capital
   1,500,000 Notes, 8.625% due 4/1/99.......................      1,554,375
             First National Bank of Boston, Notes, 8.375%
   2,000,000 due 12/15/02...................................      2,145,000
             First Security Corp., Notes, 7.000% due
   2,325,000 7/15/05........................................      2,319,188
             First USA Bank, Notes:
     900,000 8.200% due 2/15/98.............................        908,919
   3,275,000 6.375% due 10/23/00............................      3,270,906
     875,000 5.850% due 2/22/01.............................        856,284
             Fleet Financial Group Inc., Senior Notes,
   2,100,000 7.250% due 10/15/97............................      2,103,927
   3,000,000 H.F. Ahmanson, 8.250% due 10/1/02..............      3,191,250
             International Leasing Finance Corp., Notes,
   1,075,000 5.750% due 3/15/98.............................      1,075,731
   1,325,000 Markel Corp., Notes, 7.250% due 11/1/03........      1,343,219
   2,350,000 Merita Bank, 7.500% due 12/29/49...............      2,376,555
             Morgan Stanley Group, Inc., Notes:
   1,100,000 9.250% due 3/1/98..............................      1,119,173
   3,000,000 8.100% due 6/24/02.............................      3,183,750
   1,000,000 NationsBank Corp., Notes, 6.625% due 1/15/98...      1,002,780
     500,000 St. Georges Bank, Notes, 7.150% due 10/15/05+..        502,055
   3,000,000 Svenska Handelsbanken, 7.125% due 3/29/49......      2,945,370
-------------------------------------------------------------------------------
                                                                 47,591,774
-------------------------------------------------------------------------------
 COMMUNICATIONS -- 3.1%
             Time Warner, Inc. Notes:
   4,695,000 7.750% due 6/15/05.............................      4,859,325
     525,000 8.875% due 10/1/12.............................        591,938
             WorldCom, Inc., Sr. Notes:
   2,026,000 9.375% due 1/15/04.............................      2,172,885
   3,966,000 8.875% due 1/15/06.............................      4,263,450
-------------------------------------------------------------------------------
                                                                 11,887,598
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 22.5%
             American Health Properties, 7.050% due
   2,500,000 1/15/02........................................      2,509,375
             Avalon Properties, Inc., Notes, 7.375% due
   2,450,000 9/15/02........................................      2,492,875
             Bear, Stearns Cos., Inc., Notes, 6.750% due
   1,675,000 8/15/00........................................      1,689,656
   2,300,000 Carramerica Realty Corp., 7.200% due 7/1/04+...      2,305,750
   3,500,000 CIT Group Holdings, 6.200% due 4/15/98.........      3,509,275
   2,350,000 Colonial Realty LP, 6.960% due 7/26/04.........      2,323,563
   2,750,000 Conseco Inc., 8.125% due 2/15/03...............      2,866,875
     750,000 CP Limited Partnership, 8.750% due 3/2/00......        763,125
             Evans Withycombe Residential Inc., 7.500% due
   1,000,000 4/15/04........................................      1,021,250
             Finova Capital Corp., Notes, 6.450% due
   2,175,000 6/1/00.........................................      2,166,844
             Florida Resident Property & Casualty, 7.375%
   3,450,000 due 7/1/03+....................................      3,497,438
   3,000,000 Florida Windstorm, 6.700% due 8/25/04+.........      2,936,250
   5,600,000 Ford Motor Credit Co., 5.750% due 1/25/01......      5,481,000
             Franchise Finance Corp., Notes, 7.000% due
   2,000,000 11/30/00.......................................      2,017,500
             General Electric Capital Corp., 6.660% due
   2,800,000 5/1/18.........................................      2,828,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 22.5% (CONTINUED)
             Goldman Sachs Group LP, Notes:
 $ 1,000,000 6.375% due 6/15/00+............................   $    996,250
     450,000 7.200% due 3/1/07+.............................        458,438
   3,775,000 Homeside Lending, Inc., 6.875% due 6/30/02.....      3,793,875
   3,085,000 Household Financial Corp., 7.150% due 6/15/00..      3,138,988
             Integra Financial Corp., Subordinated Notes,
   1,900,000 6.500% due 4/15/00.............................      1,895,250
             Keystone Financial Midatlantic, 7.300% due
   1,350,000 5/15/04........................................      1,370,250
   3,000,000 The Money Store, Inc., 8.375% due 4/15/04......      3,086,250
   3,100,000 Montell American Finance, 7.400% due 3/15/04+..      3,158,962
   3,000,000 Norwest Financial, Inc., 6.375% due 11/15/01...      2,985,000
   3,450,000 Realty Income Corp., Inc., 7.750% due 5/6/07...      3,549,188
             Salomon Inc., Medium Term Notes, 7.300% due
   4,950,000 5/15/02........................................      5,030,438
             Simon Debartolo Group, Ltd., 6.875% due
   3,025,000 11/15/06.......................................      2,983,406
             Spieker Properties, Notes, 6.650% due
   2,600,000 12/15/00.......................................      2,587,000
             United Financial Corp., Notes,
   3,500,000 7.000% due 7/15/98.............................      3,495,625
   1,500,000 7.700% due 1/15/04.............................      1,500,000
             United States Fidelity and Guarantee Corp.,
             Notes:
   2,125,000 7.000% due 5/15/98.............................      2,139,726
   2,100,000 8.375% due 6/15/01.............................      2,202,375
             Washington Real Estate Investment Trust, 7.125%
   3,125,000 due 8/13/03....................................      3,132,813
-------------------------------------------------------------------------------
                                                                 85,912,610
-------------------------------------------------------------------------------
 HEALTH CARE -- 1.1%
   2,325,000 Meditrust Corp., Notes, 7.375% due 7/15/00.....      2,354,063
             R.P. Scherer International Corp., 6.750% due
   2,000,000 2/1/04.........................................      1,930,000
-------------------------------------------------------------------------------
                                                                  4,284,063
-------------------------------------------------------------------------------
 INDUSTRIAL -- 12.7%
   2,450,000 Brascan Ltd., Notes, 7.375% due 10/1/02........      2,453,063
   5,025,000 Comdisco Inc., Notes, 6.500% due 6/15/00.......      5,012,438
   5,000,000 Daimler Benz, 5.510% due 10/23/97..............      4,960,206
             Georgia-Pacific Corp., Debentures, 9.950% due
   1,100,000 6/15/02........................................      1,234,750
             Great Atlantic and Pacific Tea Co., Inc.,
   4,525,000 7.700% due 1/15/04.............................      4,677,719
   7,275,000 Guangdong Enterprises, 8.875% due 5/22/07+.....      7,320,469
   1,350,000 ITT Corp., Notes, 6.250% due 11/15/00..........      1,339,875
   6,650,000 La Quinta Inns, Inc., 7.110% due 10/17/01......      6,566,875
   5,975,000 News America Holdings, 8.500% due 2/15/05......      6,445,531
   2,375,000 Novacor Chemical, Notes, 6.500% due 9/22/00....      2,366,094
             Sears Roebuck Acceptance Corp., 6.690% due
   5,335,000 4/30/01........................................      5,355,006
             Wharf Capital International Ltd., 8.875% due
   1,050,000 11/1/04........................................      1,130,063
-------------------------------------------------------------------------------
                                                                 48,862,089
-------------------------------------------------------------------------------
 OIL -- 1.7%
   2,750,000 Kern River Funding Corp., 6.720% due 9/30/01+..      2,739,688
             Occidental Petroleum Corp., Notes:
     125,000 5.850% due 11/9/98.............................        124,285
   2,100,000 5.900% due 11/9/98.............................      2,090,571
   1,600,000 5.950% due 11/9/98.............................      1,593,712
-------------------------------------------------------------------------------
                                                                  6,548,256
-------------------------------------------------------------------------------
 POWER & LIGHTING -- 0.6%
             System Energy Resources, Notes:
   1,000,000 6.000% due 4/1/98..............................        997,500
   1,100,000 7.625% due 4/1/99..............................      1,115,125
-------------------------------------------------------------------------------
                                                                  2,112,625
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS & NOTES (Cost --
              $206,383,253).................................    207,199,015
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 25.7%
------------------------------------------------------------------------------
 FEDERAL HOME LOAN BANK (FHLB) -- 1.0%
 $ 3,833,000 FHLB, 5.350% due 1/12/98.......................  $  3,755,228
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 10.5%
   5,000,000 FHLMC, 5.470% due 9/2/97.......................     4,999,240
  13,625,000 FHLMC, 5.440% due 9/16/97......................    13,594,117
   4,000,000 FHLMC, 5.420% due 1/2/98.......................     3,922,720
     107,094 FHLMC, 7.500% due 8/1/99.......................       109,135
   8,282,963 FHLMC, 6.000% due 1/1/12.......................     8,034,473
   4,896,553 FHLMC, 6.000% due 2/1/12.......................     4,749,655
   2,945,142 FHLMC, 6.000% due 3/1/12.......................     2,856,787
   1,985,211 FHLMC, 6.000% due 6/1/12.......................     1,925,655
------------------------------------------------------------------------------
                                                                40,191,782
------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 5.5%
  10,800,000 FNMA, 5.440% due 9/19/97.......................    10,770,624
   4,300,000 FNMA, 5.587% due 9/26/97.......................     4,283,315
     747,504 FNMA, 8.000% due 4/1/02........................       769,226
   1,118,589 FNMA, 8.000% due 6/1/02........................     1,151,096
   1,417,807 FNMA, 6.000% due 3/1/03........................     1,388,118
   2,500,000 FNMA, 6.000% due 11/25/06......................     2,472,950
------------------------------------------------------------------------------
                                                                20,835,329
------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.7%
             ACC Automobile Receivables Trust, 6.700% due
   2,323,333 12/17/03.......................................     2,337,854
             Ameresco Commercial Lending, 7.120% due
   3,388,071 3/15/12........................................     3,399,184
             Chase Commercial Mortgage Investors Corp.,
   3,575,000 7.370% due 5/19/07.............................     3,455,452
   3,500,000 Countrywide Asset Backed, 6.750% due 9/25/27...     3,460,625
             EQCC Home Equity Trust:
   2,133,269 5.800% due 3/15/09.............................     2,084,076
   5,382,000 7.160% due 3/15/13.............................     5,405,518
             First Union-Lehman Brothers Commercial
   3,000,000 Mortgage, 7.500% due 4/18/29...................     3,058,110
   4,100,000 The Money Store, Inc., 8.175% due 1/15/08......     4,239,072
   2,294,000 Mortgage Capital Corp., 7.800% due 4/15/06.....     2,366,399
   3,361,879 Puttable Project, 7.430% due 6/1/24............     3,351,356
             U.S. Department of Veteran Affairs:
      10,838 6.500% due 2/15/07.............................        10,817
     128,036 7.750% due 9/15/10.............................       128,434
------------------------------------------------------------------------------
                                                                33,296,897
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $97,490,793)..................................    98,079,236
------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 17.6%
------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 16.5%
   5,000,000 U.S. Treasury Notes, 5.625% due 11/30/98.......     4,988,450
  15,000,000 U.S. Treasury Notes, 6.875% due 7/31/99........    15,246,300
  33,050,000 U.S. Treasury Notes, 6.250% due 10/31/01.......    33,093,956
   9,675,000 U.S. Treasury Notes, 5.750% due 8/15/03........     9,427,707
             U.S. Treasury Strips, zero coupon due
     125,000 11/15/99.......................................       109,714
------------------------------------------------------------------------------
                                                                62,866,127
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                     INTERMEDIATE FIXED INCOME INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 U.S. GOVERNMENT AGENCIES -- 1.1%
             Government Trust Certificate, Resolution Trust
             Corp.:
 $   335,200 6.825% due 3/25/22..............................  $    333,944
     875,000 7.250% due 10/25/23.............................       879,645
      38,908 9.000% due 9/25/28..............................        39,345
   3,100,000 7.500% due 10/25/28.............................     3,123,250
-------------------------------------------------------------------------------
                                                                  4,376,184
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
             (Cost -- $66,809,360)...........................    67,242,311
-------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATION -- 0.9%
             Quebec Province, 7.500% due 7/15/02 (Cost --
   3,500,000  $3,646,160)....................................     3,622,500
-------------------------------------------------------------------------------
 NATIONAL GOVERNMENT OBLIGATION -- 0.7%
             Republic of Lithuania, 7.125% due 7/22/02+
   2,500,000 (Cost -- $2,490,550)............................     2,485,550
-------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $376,820,116)....   378,628,612
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.9%
   3,540,000 Goldman, Sachs & Co., 5.498% due 9/2/97;
             Proceeds at maturity -- $3,542,163;
             (Fully collateralized by U.S. Treasury Notes,
             6.250% due 2/28/02;
             Market value -- $3,613,458) (Cost --
              $3,540,000)....................................     3,540,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
              $380,360,116*).................................  $382,168,612
-------------------------------------------------------------------------------

 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 * Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

Corporate Bonds & Notes 54.2%
Mortgage-Backed Securities 25.7%
U.S.Government Agencies & Obligations 17.6%
Regional Government Obligation 0.9%
Repurchase Agreement 0.9%




                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                        SECURITY                          VALUE
-------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY & OBLIGATIONS -- 53.3%
 $ 6,290,000 U.S. Treasury Bonds, 10.625% due 8/15/15........   $ 8,887,581
   1,985,000 U.S. Treasury Bonds, 9.875% due 11/15/15........     2,652,059
  10,400,000 U.S. Treasury Bonds, 7.500% due 11/15/16........    11,313,536
   3,400,000 U.S. Treasury Bonds, 8.750% due 5/15/17.........     4,164,320
  11,825,000 U.S. Treasury Bonds, 8.500% due 2/15/20.........    14,293,469
   7,075,000 U.S. Treasury Bonds, 8.750% due 5/15/20.........     8,763,236
   5,560,000 U.S. Treasury Bonds, 12.000% due 8/15/13........     7,901,928
  14,285,000 U.S. Treasury Bonds, 7.875% due 2/15/21.........    16,255,330
  14,700,000 U.S. Treasury Bonds, 6.875% due 8/15/25.........    15,059,856
             Federal National Mortgage Association, 7.000%
   7,015,000 due 6/18/27.....................................     6,825,525
-------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS
              (Cost -- $94,474,169)..........................    96,116,840
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 44.3%
-------------------------------------------------------------------------------
 BANKING -- 6.2%
   3,875,000 Bank Austria AG, 7.250% due 2/15/17+............     3,879,844
             International Bank of Reconstruction and
   3,350,000 Development, 8.250% due 9/1/16..................     3,869,250
   3,000,000 NCNB Corp., 9.375% due 9/15/09..................     3,543,750
-------------------------------------------------------------------------------
                                                                 11,292,844
-------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 1.4%
   2,075,000 Procter & Gamble Co., 9.360% due 1/1/21.........     2,567,812
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 14.0%
   3,300,000 American Re Corp., 7.450% due 12/15/26..........     3,312,375
   2,000,000 BT Capital Trust, 7.900% due 1/15/27............     1,977,500
   2,400,000 Continental Corp., 8.375% due 8/15/12...........     2,631,000
   1,425,000 Countrywide Capital, 8.000% due 12/15/26........     1,449,938
             First Of America Capital Trust, 8.120% due
   1,425,000 1/31/27.........................................     1,435,987
             Hutchinson Whampoa Finance Ltd., 7.450% due
   4,150,000 8/1/17+.........................................     4,067,000
   3,700,000 Met Life Surplus Note, 7.800% due 11/1/25.......     3,713,875
   3,000,000 Nationwide CSN Trust, 9.875% due 2/15/25+.......     3,356,250
   3,230,000 Railcar Leasing LLC, 7.125% due 11/15/13+.......     3,270,375
-------------------------------------------------------------------------------
                                                                 25,214,300
-------------------------------------------------------------------------------
 HEALTH CARE -- 3.8%
             Columbia/HCA Healthcare Corp.:
   3,150,000 9.000% due 12/12/14.............................     3,551,625
   3,500,000 7.190% due 11/15/15.............................     3,307,500
-------------------------------------------------------------------------------
                                                                  6,859,125
-------------------------------------------------------------------------------
 MEDIA & ENTERTAINMENT -- 3.0%
   1,275,000 News America Holdings, 9.250% due 2/1/13........     1,447,125
   3,800,000 Time Warner Entertainment, 8.375% due 7/15/33...     4,004,250
-------------------------------------------------------------------------------
                                                                  5,451,375
-------------------------------------------------------------------------------
 MISCELLANEOUS -- 3.7%
   3,250,000 Boston University, 7.625% due 7/15/20...........     3,334,728
   2,850,000 Ogden Corp., 9.250% due 3/1/22..................     3,256,125
-------------------------------------------------------------------------------
                                                                  6,590,853
-------------------------------------------------------------------------------
 RETAIL -- 0.8%
   1,375,000 May Department Stores Co., 8.300% due 7/15/26...     1,445,469
-------------------------------------------------------------------------------
 TRANSPORTATION -- 1.4%
   2,534,790 Federal Express Corp., 7.630% due 1/5/14........     2,525,284
-------------------------------------------------------------------------------
 UTILITIES -- 10.0%
   3,000,000 Bell Atlantic Corp., 6.700% due 11/1/23.........     2,760,000
   3,750,000 Columbia Gas Systems Inc., 7.320% due 11/28/10..     3,754,687
   4,550,000 GCB Enersis SA, 7.400% due 12/1/16..............     4,493,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                           LONG-TERM BOND INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------
 UTILITIES -- 10.0% (CONTINUED)
             Tennessee Valley Authority:
 $ 2,700,000 Series 1992D, 8.250% due 4/15/42................  $  2,973,375
   4,075,000 Series 1993E, 7.250% due 7/15/43................     4,003,687
-------------------------------------------------------------------------------
                                                                 17,984,874
-------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS & NOTES (Cost --
               $78,476,675)..................................    79,931,936
-------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $172,950,844)....   176,048,776
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.4%
   4,255,000 Goldman, Sachs & Co., 5.498% due 9/2/97;
             Proceeds at maturity -- $4,257,599;
             (Fully collateralized by U.S. Treasury Notes,
             6.250% due 2/28/02;
             Market value -- $4,343,295) (Cost --
              $4,255,000)....................................     4,255,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $177,205,844*)................................  $180,303,776
-------------------------------------------------------------------------------

+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

U.S. Government Agency & Obligations 53.3%
Corporate Bonds & Notes 44.3%
Repurchase Agreement 2.4%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATINGS                    SECURITY                         VALUE

--------------------------------------------------------------------------------
 ALABAMA -- 2.4%
 $1,200,000  AAA    Alabama Water Pollution Control Authority,
                     Revolving Loan,
                     Series A, AMBAC-Insured, 5.250% due 8/15/10..   $ 1,212,000
--------------------------------------------------------------------------------
 ALASKA -- 2.1%
  1,000,000  AAA    Anchorage, AK GO, MBIA-Insured, 5.600% due
                     7/1/07.......................................     1,058,750
--------------------------------------------------------------------------------
 CONNECTICUT -- 4.0%
  1,000,000  Aaa*   Connecticut State Clean Water Fund, Sewer
                     Improvement Revenue,
                     5.750% due 12/1/13...........................     1,030,000
  1,000,000  AA-    Connecticut State Special Tax Obligation,
                     Series A, 5.400% due 9/1/10..................     1,022,500
--------------------------------------------------------------------------------
                                                                       2,052,500
--------------------------------------------------------------------------------
 FLORIDA -- 11.8%
  1,200,000  AA+    Florida State Board of Education, Series E,
                     5.700% due 6/1/14............................     1,233,000
  1,850,000  AAA    Lee County, FL Airport Revenue, AMBAC-Insured,
                     5.500% due 10/1/10...........................     1,891,625
  2,000,000  Aa*    Orlando, FL Utilities Commission, Water and
                     Electricity Revenue,
                     5.000% due 10/1/14...........................     1,930,000
  1,000,000  Aa*    St. Petersburg, FL Public Utilities Revenue,
                     Water and Sewer Revenue,
                     5.600% due 10/1/15...........................     1,020,000
--------------------------------------------------------------------------------
                                                                       6,074,625
--------------------------------------------------------------------------------
 HAWAII -- 2.0%
  1,000,000  AAA    Honolulu, HI City & County GO, MBIA-Insured,
                     5.100% due 11/1/08...........................     1,022,500
--------------------------------------------------------------------------------
 ILLINOIS -- 2.0%
  1,000,000  AAA    Du Page County, IL Jail Revenue Refunding,
                     5.500% due 1/1/13............................     1,016,250
--------------------------------------------------------------------------------
 INDIANA -- 3.8%
  1,200,000  AAA    Indiana State Office Commission, Health,
                     Hospital and Nursing Home Revenue,
                     Series C, AMBAC-Insured, 5.250% due 7/1/15...     1,156,500
    750,000  AAA    Indianapolis, IN Airport, FGIC-Insured, 6.000%
                     due 7/1/06...................................       810,938
--------------------------------------------------------------------------------
                                                                       1,967,438
--------------------------------------------------------------------------------
 IOWA -- 5.4%
  1,650,000  Aaa*   Cedar Rapids, IA Revenue Bonds, Series A,
                     5.125% due 6/1/13............................     1,650,000
  1,100,000  AA+    Des Moines, IA GO Bonds, Series A, 6.000% due
                     6/1/12.......................................     1,150,875
--------------------------------------------------------------------------------
                                                                       2,800,875
--------------------------------------------------------------------------------
 MARYLAND -- 4.3%
  1,000,000  AA     Maryland Water Quality Financing
                     Administration, Revolving Loan,
                     Series A, 5.500% due 9/1/11 (a)..............     1,022,500
  1,200,000  Aa1*   Washington, MD Suburban Sanitation District,
                     GO Bonds Unlimited,
                     5.000% due 6/1/12............................     1,197,000
--------------------------------------------------------------------------------
                                                                       2,219,500
--------------------------------------------------------------------------------
 MASSACHUSETTS -- 6.0%
  2,000,000  AAA    Massachusetts Bay Transportation Authority,
                     FGIC-Insured,
                     5.000% due 3/1/10............................     1,975,000
  1,100,000  Aa2*   Massachusetts State Water Pollution Abatement
                     Trust, 5.300% due 8/1/09 (a).................     1,126,125
--------------------------------------------------------------------------------
                                                                       3,101,125
--------------------------------------------------------------------------------
 MICHIGAN -- 2.0%
  1,000,000  AAA    Utica, MI Community School GO Bonds, FGIC-
                     Insured, 5.250% due 5/1/09...................     1,020,000
--------------------------------------------------------------------------------
 NEVADA -- 2.1%
  1,000,000  AAA    Clark County, NV School District, FGIC-
                     Insured, 6.000% due 6/15/05..................     1,082,500
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATINGS                    SECURITY                        VALUE

-------------------------------------------------------------------------------
 NEW JERSEY -- 4.7%
 $1,200,000  AAA    Camden County, NJ Municipal Utilities
                     Authority, Sewer Revenue,
                     FGIC-Insured, 5.000% due 7/15/09............   $ 1,218,000
  1,200,000  AAA    New Jersey State Transportation Trust Fund,
                     Series A, MBIA-Insured,
                     5.000% due 12/15/11.........................     1,185,000
-------------------------------------------------------------------------------
                                                                      2,403,000
-------------------------------------------------------------------------------
 NEW YORK -- 26.0%
                    New York City, NY GO Bonds:
  2,000,000  BBB+   Series F, 6.000% due 8/1/12..................     2,082,500
  2,000,000  BBB+   Series I, 5.625% due 4/15/05.................     2,082,500
  2,000,000  BBB+   New York State Dormitory Authority, Series A,
                     5.500% due 5/15/13..........................     2,030,000
  2,000,000  Aa2*   New York State Environmental Facilities
                     Corp., Series D, 5.875% due 6/15/14 ........     2,080,000
  1,000,000  A*     New York State GO Bonds, 5.500% due 7/15/12..     1,015,000
  1,000,000  A+     New York State Local Government Assistance
                     Corp., Series A,
                     5.900% due 4/1/13...........................     1,038,750
  1,000,000  BBB+   New York State Urban Development Corp.,
                     5.700% due 1/1/16...........................     1,007,500
  1,000,000  AA     Onondaga County, NY GO Bond, 5.850% due
                     5/1/14 .....................................     1,042,500
                    Port Authority of New York & New Jersey:
    300,000  A-1+   3.650% due 5/1/19 (b) .......................       300,000
    700,000  A-1+   3.700% due 4/1/24 (b)(c).....................       700,000
-------------------------------------------------------------------------------
                                                                     13,378,750
-------------------------------------------------------------------------------
 OHIO -- 1.9%
  1,000,000  Aa2*   Hamilton County, OH GO, 5.200% due 12/1/13...     1,001,250
-------------------------------------------------------------------------------
 PUERTO RICO -- 1.5%
    800,000  A-1+   Puerto Rico Government Development Bank,
                     2.900% due 12/1/15 (b)......................       800,000
-------------------------------------------------------------------------------
 TEXAS -- 5.5%
  1,200,000  AAA    Austin, TX ISD, PSFG, 5.750% due 8/1/13......     1,245,000
  1,600,000  AAA    Texas State Water Development Board Revenue,
                     5.250% due 7/15/15..........................     1,582,000
-------------------------------------------------------------------------------
                                                                      2,827,000
-------------------------------------------------------------------------------
 VIRGINIA -- 2.0%
  1,000,000  Aa*    Newport News, VA GO Water, Series E, 5.150%
                     due 1/1/10 (a)..............................     1,012,500
-------------------------------------------------------------------------------
 WASHINGTON -- 8.0%
  1,000,000  AAA    Snohomish County, WA Public Utilities
                     Revenue, FGIC-Insured,
                     6.000% due 1/1/13...........................     1,045,000
  1,000,000  Aa*    Tacoma, WA Water Revenue Refunding, 5.500%
                     due 12/1/13.................................     1,008,750
  1,000,000  AA+    Washington State GO Unlimited, Series B,
                     5.750% due 5/1/13...........................     1,035,000
  1,000,000  AA+    Washington State Motor Vehicle Fuel Tax
                     Revenue, Series B,
                     5.700% due 7/1/11...........................     1,047,500
-------------------------------------------------------------------------------
                                                                      4,136,250
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                           MUNICIPAL BOND INVESTMENTS

    FACE
   AMOUNT   RATINGS                     SECURITY                        VALUE

--------------------------------------------------------------------------------
 WISCONSIN -- 2.5%
 $1,300,000   AA    Wisconsin State GO, Series A, 5.000% due
                     5/1/11........................................  $ 1,274,000
--------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100% (Cost --
                      $50,281,995**)...............................  $51,460,813
--------------------------------------------------------------------------------

(a) Security segregated by Custodian for open purchase commitment.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
** Aggregate cost for Federal income tax purposes is substantially the same.

See page 14 for definition of ratings and certain security descriptions.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

New York 26.0%
Other States & Puerto Rico 24.3%
Florida 11.8%
Washington 8.0%
Massachusetts 6.0%
Texas 5.5%
Iowa 5.4%
New Jersey 4.7%
Maryland 4.3%
Connecticut 4.0%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 BOND RATINGS

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those that are identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moodys"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA-- Bonds rated "AAA" have the highest rating assigned by Standard &
    Poor's. Capacity to pay interest and repay principal is extremely strong.
AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB-- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "A," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa-- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

NR -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

 SHORT-TERM SECURITY RATINGS

VMIG 1
   -- Moody's highest rating for issues having demand feature -- variable-
    rate demand obligation (VRDO).
P-1-- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1-- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

 SECURITY DESCRIPTIONS

AMBAC
   -- AMBAC Indemnity Corporation
FGIC
   -- Financial Guaranty Insurance Company
GO -- General Obligation
ISD-- Independent School District
MBIA
   -- Municipal Bond Investors Assurance Corporation
PCR-- Pollution Control Revenue
PSFG
   -- Permanent School Fund Guaranty

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                        VALUE
------------------------------------------------------------------------------

 MORTGAGE-BACKED SECURITIES -- 74.6%
------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 22.7%
 $ 2,869,290 FNMA, 5.500% due 11/1/06 - 11/1/08.............  $  2,722,240
  10,737,957 FNMA, 6.000% due 9/1/08 - 12/1/23..............    10,319,781
   6,085,734 FNMA, 6.500% due 3/1/09 - 8/1/23...............     5,922,695
   3,698,845 FNMA, 7.000% due 1/1/24........................     3,656,050
   6,524,382 FNMA, 7.500% due 12/1/06 - 9/1/23..............     6,596,426
   4,519,274 FNMA, 8.000% due 9/1/02 - 12/1/22..............     4,651,274
   1,482,602 FNMA, 8.500% due 6/1/06 - 6/1/17...............     1,544,965
   2,829,112 FNMA, 9.000% due 9/1/97 - 3/1/18...............     2,981,083
     677,872 FNMA, 9.500% due 4/1/01 - 11/1/21..............       724,141
      80,531 FNMA, 10.000% due 1/1/21.......................        87,754
     275,658 FNMA, 10.750% due 10/1/12......................       304,860
     151,985 FNMA, 12.500% due 6/1/15.......................       174,260
------------------------------------------------------------------------------
                                                                39,685,529
------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 35.0%
   1,164,886 FHLMC, 5.500% due 10/1/97 - 7/1/98.............     1,134,308
   1,533,835 FHLMC, 6.500% due 7/1/23.......................     1,482,544
   1,779,823 FHLMC, 7.000% due 11/1/22 - 3/1/27.............     1,762,025
  18,000,000 FHLMC, 7.000% due 6/1/17+......................    17,791,740
   3,413,731 FHLMC, 7.500% due 12/1/12 - 8/1/23.............     3,453,194
   9,793,843 FHLMC, 8.000% due 5/1/06 - 2/1/22..............    10,098,050
   5,159,572 FHLMC, 8.500% due 12/1/06 - 2/1/18.............     5,384,695
   1,129,700 FHLMC, 9.000% due 12/1/04 - 7/1/11.............     1,185,082
   1,119,059 FHLMC, 9.500% due 10/1/08 - 8/1/16.............     1,195,675
     402,079 FHLMC, 10.000% due 4/1/09 - 10/1/09............       436,128
     201,401 FHLMC, 10.250% due 11/1/03 - 2/1/10............       219,966
     363,621 FHLMC, 11.000% due 4/1/00 - 10/1/00............       384,301
     105,592 FHLMC, 11.500% due 10/1/15.....................       118,890
   6,415,164 FHLMC GOLD, 7.000% due 5/1/12 - 8/1/12.........     6,449,229
  10,044,829 FHLMC GOLD, 7.500% due 5/1/27 - 7/1/27+........    10,145,347
------------------------------------------------------------------------------
                                                                61,241,174
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 16.9%
   4,374,356 GNMA I, 7.000% due 4/15/23 - 3/15/26...........     4,326,509
   4,000,000 GNMA I, 7.000% due 6/16/27+....................     3,956,240
   4,000,000 GNMA I, 7.500% due 1/15/26+....................     4,038,720
   2,861,484 GNMA I, 8.000% due 1/15/14 - 6/1/27............     2,943,751
   1,317,403 GNMA I, 8.500% due 5/15/17 - 6/1/27............     1,375,857
     303,402 GNMA I, 9.000% due 10/15/16....................       322,174
     541,512 GNMA I, 9.500% due 12/15/16 - 8/15/19..........       585,678
     187,877 GNMA I, 11.000% due 7/15/10 - 9/15/10..........       210,423
   7,753,788 GNMA II, 6.500% due 12/20/23 - 5/20/24 ........     7,453,330
   1,170,620 GNMA II, 7.000% due 11/20/16...................     1,152,687
   1,844,884 GNMA II, 8.500% due 6/20/16 - 1/20/17..........     1,912,906
   1,173,960 GNMA II, 9.000% due 4/20/17 - 11/20/21.........     1,237,789
------------------------------------------------------------------------------
                                                                29,516,064
------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost --
              $130,572,985).................................   130,442,767
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                          MORTGAGE BACKED INVESTMENTS

    FACE
   AMOUNT                        SECURITY                         VALUE
-------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS -- 25.4%
 $20,863,000 Chase Securities Inc., 5.500% due 9/2/97;
             Proceeds at maturity -- $20,875,750;
             (Fully collateralized by U.S. Treasury Notes,
             5.625% due 10/31/97;
             Market value -- $21,280,260)....................  $ 20,863,000
  23,662,000 Goldman, Sachs & Co., 5.498% due 9/2/97;
             Proceeds at maturity -- $23,676,455;
             (Fully collateralized by U.S. Treasury Notes,
             6.250% due 2/28/02;
             Market value -- $24,152,987)....................    23,662,000
-------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS (Cost --
              $44,525,000)...................................    44,525,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $175,097,985*)................................  $174,967,767
-------------------------------------------------------------------------------

+ Security is traded on a "to-be-announced" basis (See Note 10).
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

FHLMC 35.0%
Repurchase Agreements 25.4%
FNMA 22.7%
GNMA 16.9%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                              BALANCED INVESTMENTS

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCKS -- 72.2%
--------------------------------------------------------------------------------
 AEROSPACE -- 1.9%
     30,900 Raytheon Co. ..........................................  $ 1,699,500
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.0%
     39,300 Foster Wheeler Corp. ..................................    1,795,519
     28,700 TRW Inc. ..............................................    1,495,988
     24,700 York International Corp. ..............................    1,108,412
--------------------------------------------------------------------------------
                                                                       4,399,919
--------------------------------------------------------------------------------
 CHEMICAL -- 1.8%
     48,600 Morton International Inc. .............................    1,615,950
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 3.9%
     26,900 General Motors Corp. ..................................    1,687,975
     39,000 Masco Corp. ...........................................    1,733,063
--------------------------------------------------------------------------------
                                                                       3,421,038
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 12.8%
     40,400 American Greetings Corp., Class A Shares...............    1,403,900
     34,400 Anheuser-Busch Cos., Inc. .............................    1,466,300
     15,600 Eastman Kodak Co. .....................................    1,019,850
     20,500 Loews Corp. ...........................................    2,089,719
     58,900 Pall Corp. ............................................    1,395,193
     52,200 Philip Morris Cos., Inc. ..............................    2,277,225
     67,600 Wendy's International Inc. ............................    1,626,625
--------------------------------------------------------------------------------
                                                                      11,278,812
--------------------------------------------------------------------------------
 CONTAINERS -- 2.1%
     35,500 Crown Cork & Seal Co., Inc. ...........................    1,806,063
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 11.1%
     24,000 Beneficial Corp. ......................................    1,717,500
     42,500 First Union Corp. .....................................    2,042,656
     30,400 H.F. Ahmanson & Co. ...................................    1,542,800
     24,400 Providian Financial Corp. .............................      908,900
     24,400 Summit Bancorp.........................................    1,448,750
     24,100 U.S. Bancorp...........................................    2,110,256
--------------------------------------------------------------------------------
                                                                       9,770,862
--------------------------------------------------------------------------------
 INSURANCE -- 1.8%
     31,500 Aon Corp. .............................................    1,604,531
--------------------------------------------------------------------------------
 OIL & GAS -- 8.2%
     29,300 Elf Aquitaine Sponsored ADR............................    1,633,475
     25,300 Kerr-McGee Corp. ......................................    1,571,763
     14,000 Mobil Corp. ...........................................    1,018,500
     12,700 Texaco Inc. ...........................................    1,463,675
     62,400 Union Pacific Resources................................    1,560,000
--------------------------------------------------------------------------------
                                                                       7,247,413
--------------------------------------------------------------------------------
 PUBLISHING -- 1.4%
     12,700 Gannett Co., Inc. .....................................    1,237,456
--------------------------------------------------------------------------------
 RETAIL -- 4.1%
     80,200 American Stores Co. ...................................    1,899,737
     32,400 May Department Stores Co. .............................    1,743,525
--------------------------------------------------------------------------------
                                                                       3,643,262
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                              BALANCED INVESTMENTS

   SHARES                          SECURITY                           VALUE

------------------------------------------------------------------------------
 TECHNOLOGY -- 5.2%
      27,400 IBM Corp. ..........................................  $ 2,763,975
      24,700 Xerox Corp. ........................................    1,864,850
------------------------------------------------------------------------------
                                                                     4,628,825
------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 2.5%
       6,500 British Telecom PLC Sponsored ADR...................      420,469
      39,300 MCI Communications Corp. ...........................    1,120,050
      24,000 Tele Danmark A/S ADR................................      640,500
------------------------------------------------------------------------------
                                                                     2,181,019
------------------------------------------------------------------------------
 TELEPHONE -- 1.4%
      23,000 SBC Communications, Inc. ...........................    1,250,625
------------------------------------------------------------------------------
 TRANSPORTATION -- 5.3%
      17,500 Burlington Northern Santa Fe........................    1,604,531
      41,000 Ryder Systems Inc. .................................    1,463,188
      23,700 Union Pacific Corp. ................................    1,539,019
------------------------------------------------------------------------------
                                                                     4,606,738
------------------------------------------------------------------------------
 UTILITIES -- 3.7%
      44,282 Duke Energy Corp. ..................................    2,144,909
      46,600 Edison International................................    1,124,225
------------------------------------------------------------------------------
                                                                     3,269,134
------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (Cost -- $52,866,496)...........   63,661,147
------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 3.9%
 $ 1,000,000 U.S. Treasury Bills, 4.880% due 9/18/97.............      997,704
   1,000,000 U.S. Treasury Bills, 5.050% due 10/16/97............      993,693
   1,000,000 U.S. Treasury Bills, 5.200% due 11/13/97............      989,230
     500,000 U.S. Treasury Bills, 5.310% due 1/8/98..............      490,535
------------------------------------------------------------------------------
             TOTAL U.S. TREASURY BILLS (Cost -- $3,472,011)......    3,471,162
------------------------------------------------------------------------------
 U.S. TREASURY NOTES -- 14.1%
             U.S. Treasury Notes, 6.625% due 4/30/02 (Cost --
  12,200,000  $12,308,188).......................................   12,385,928
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                              BALANCED INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES -- 5.9%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.0%
   $231,097 FHLMC, 7.500% due 4/1/10.............................   $   235,862
            FHLMC, Multiclass Mortgage PC:
    300,000 7.000% due 8/15/06...................................       300,888
    350,000 7.500% due 7/15/22...................................       354,270
-------------------------------------------------------------------------------
                                                                        891,020
-------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 4.9%
    328,996 GNMA, 8.000% due 8/15/22.............................       338,454
    396,333 GNMA, 8.000% due 11/15/22............................       407,728
    219,070 GNMA, 8.500% due 12/15/21............................       228,790
    404,969 GNMA, 9.000% due 5/20/16.............................       426,988
    335,456 GNMA, 9.000% due 7/20/16.............................       353,694
    201,517 GNMA, 9.000% due 3/15/20.............................       213,984
    278,879 GNMA, 9.000% due 3/20/20.............................       294,042
    204,355 GNMA, 9.000% due 5/15/20.............................       216,999
    571,717 GNMA, 9.000% due 6/15/20.............................       607,089
    586,663 GNMA, 9.000% due 6/15/21.............................       622,960
    462,949 GNMA, 9.000% due 4/15/22.............................       491,592
    115,284 GNMA, 9.000% due 6/15/25.............................       122,417
-------------------------------------------------------------------------------
                                                                      4,324,737
-------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost --
             $5,211,520).........................................     5,215,757
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES -- 3.3%
-------------------------------------------------------------------------------
 BANKING -- 1.0%
    600,000 NationsBank Corp., Senior Notes, 5.375% due 4/15/00..       585,000
    100,000 Norwest Corp., Bond, 5.750% due 3/15/98..............        99,950
            Salomon Brothers, Series C, Medium Term Notes, 6.750%
    200,000 due 2/15/00..........................................       200,500
-------------------------------------------------------------------------------
                                                                        885,450
-------------------------------------------------------------------------------
 DISCOUNT STORES -- 0.1%
            Wal-Mart Stores Inc., Senior Notes, 5.500% due
    100,000 3/1/98...............................................        99,854
-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT -- 0.5%
    400,000 Texas Instruments, 6.875% due 7/15/00................       405,500
-------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 1.4%
            Dean Witter Discover & Co., Notes, 6.000% due
    100,000 3/1/98...............................................       100,189
            Ford Motor Credit Co., Notes:
    150,000 5.625% due 12/15/98..................................       149,483
    200,000 7.250% due 5/15/99...................................       203,750
    400,000 5.750% due 1/25/01...................................       391,500
    400,000 Household Finance Co., 6.450% due 3/15/01............       398,500
-------------------------------------------------------------------------------
                                                                      1,243,422
-------------------------------------------------------------------------------
 TECHNOLOGY -- 0.2%
    200,000 Lucent Technologies, 6.900% due 7/15/01..............       202,750
-------------------------------------------------------------------------------
 TOBACCO -- 0.1%
    100,000 Philip Morris Cos., Inc., Notes, 7.375% due 2/15/99..       101,625
-------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS & NOTES (Cost -- $2,957,182)...     2,938,601
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                              BALANCED INVESTMENTS

    FACE
   AMOUNT                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 REGIONAL GOVERNMENT OBLIGATION -- 0.2%
            Ontario Province, CDA, 5.700% due 10/1/97 (Cost --
   $200,000  $202,500)............................................  $   200,000
-------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS (Cost -- $77,017,897)...........   87,872,595
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.4%
    304,000 Goldman, Sachs & Co., 5.498% due 9/2/97; Proceeds at
            maturity -- $304,186;
            (Fully collateralized by U.S. Treasury Notes, 6.250%
            due 2/28/02;
            Market value -- $310,308) (Cost -- $304,000)..........      304,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $77,321,897*)......  $88,176,595
-------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

Other Common Stocks 29.6%
U.S. Treasury Obligations 18.0%
Consumer Products 12.8%
Financial Services 11.1%
Oil & Gas 8.2%
Mortgage-Backed Securities 5.9%
Transportation 5.3%
Technology 5.2%
Corporate Bonds & Notes 3.3%
Repurchase Agreement & Regional Government Obligation 0.6%




                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 COMMON STOCKS -- 98.4%
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.9%
  38,700 Air Products & Chemicals, Inc. ........................  $    3,156,469
  16,100 AK Steel Holding Corp. ................................         728,525
  79,900 Aluminum Co. of America................................       6,571,775
 216,900 Bethlehem Steel Corp.+.................................       2,602,800
 154,400 British Steel PLC ADR..................................       4,410,050
 102,100 Case Corp. ............................................       6,847,081
 235,800 Caterpillar, Inc. .....................................      13,691,137
  36,800 Cooper Cameron Corp.+..................................       2,387,400
 167,600 Crown Cork & Seal Co. Inc. ............................       8,526,650
 110,250 Dow Chemical Co. ......................................       9,757,125
  64,200 Dresser Industries, Inc. ..............................       2,680,350
 338,800 E.I. du Pont de Nemours & Co. .........................      21,111,475
  93,000 Great Lakes Chemical Corp. ............................       4,324,500
 162,100 IMC Global, Inc. ......................................       5,703,894
 125,000 Imperial Chemical Industries PLC Sponsored ADR.........       8,203,125
     300 Lubrizol Corp. ........................................          13,144
  24,400 Lyondell Petrochemical Co. ............................         591,700
  44,345 Mark IV Industries, Inc. ..............................       1,114,168
  60,000 Martin Marietta Materials, Inc. .......................       2,096,250
  16,800 Morton International, Inc. ............................         558,600
  49,400 NGC Corp. .............................................         808,925
  60,800 Phelps Dodge Corp. ....................................       4,890,600
  30,000 Potash Corp. of Saskatchewan Inc. .....................       2,218,125
  68,000 Reynolds Metals Co. ...................................       4,806,750
  64,900 Rohm & Haas Co. .......................................       6,218,231
  93,300 Union Carbide Corp. ...................................       4,787,456
 100,000 USX-U.S. Steel Group, Inc. ............................       3,512,500
  31,500 Weyerhaeuser Co. ......................................       1,819,125
--------------------------------------------------------------------------------
                                                                     134,137,930
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.5%
  49,700 Armstrong World Industries, Inc. ......................       3,401,344
   5,728 Autoliv, Inc. .........................................         223,750
  29,400 Avnet, Inc. ...........................................       2,034,113
 184,000 Boeing Co. ............................................      10,016,500
  59,700 Crane Co. .............................................       2,634,263
  49,100 Dana Corp. ............................................       2,261,669
 155,500 Deere & Co. ...........................................       8,708,000
  70,900 Eaton Corp. ...........................................       6,385,431
   4,941 Halter Marine Group Inc.+..............................         195,478
  16,200 Harnischfeger Industries, Inc. ........................         650,025
  77,800 Ingersoll Rand Co. ....................................       4,677,725
  74,600 Johnson Controls, Inc. ................................       3,557,487
  20,500 Lafarge Corp. .........................................         666,250
  60,000 Lockheed Corp. ........................................       6,221,250
  27,200 Northrop Grumman Corp. ................................       3,184,100
  95,000 PACCAR, Inc. ..........................................       4,500,625
  32,000 Parker Hannifin Corp. .................................       2,058,000
 222,400 Raytheon Co. ..........................................      12,232,000
 100,600 Textron, Inc. .........................................       6,268,637
  90,200 TRW, Inc. .............................................       4,701,675
 128,200 United Technologies Corp. .............................      10,007,612
  38,600 Vulcan Materials Co. ..................................       3,391,975
  24,000 Warner-Lambert Co. ....................................       3,049,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 5.5% (CONTINUED)
  33,000 W.W. Grainger Inc. ....................................  $    2,930,813
  37,000 Xerox Corp. ...........................................       2,793,500
--------------------------------------------------------------------------------
                                                                     106,751,722
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 3.9%
 235,094 Chrysler Corp. ........................................       8,257,677
 508,350 Ford Motor Co. ........................................      21,859,050
 407,950 General Motors Corp. ..................................      25,598,862
 131,800 Goodyear Tire & Rubber Co. ............................       8,122,175
 100,000 Masco Corp. ...........................................       4,443,750
 127,200 Maytag Corp. ..........................................       3,490,050
  89,500 Owens-Illinois, Inc.+..................................       3,115,719
--------------------------------------------------------------------------------
                                                                      74,887,283
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 4.5%
  57,800 American Greetings Corp., Class A Shares...............       2,008,550
 507,101 Archer Daniels Midland Co. ............................      10,966,049
  59,000 Black & Decker Corp. ..................................       2,260,437
 106,400 Brunswick Corp. .......................................       3,245,200
  10,000 Clorox Co. ............................................       1,312,500
 134,500 Deluxe Corp. ..........................................       4,430,094
  94,800 Eastman Kodak Co. .....................................       6,197,550
  89,575 Fruit of the Loom, Inc., Class A Shares+...............       2,396,131
  56,900 Gallaher Group PLC ADR+................................       1,020,644
  18,000 Harris Corp. ..........................................       1,568,250
 218,300 Hasbro, Inc. ..........................................       5,866,813
  20,000 Estee Lauder Cos., Class A Shares......................         950,000
 100,900 Liz Claiborne, Inc. ...................................       4,496,356
  70,000 Mattel, Inc. ..........................................       2,340,625
 187,700 Philip Morris Cos. Inc. ...............................       8,188,412
 134,100 Polaroid Corp. ........................................       7,082,156
  57,000 Reebok International Ltd. .............................       2,504,437
 476,430 RJR Nabisco Holdings Corp. ............................      16,585,720
  60,000 Shaw Industries, Inc. .................................         671,250
 108,600 Sonoco Products Co. ...................................       3,536,287
--------------------------------------------------------------------------------
                                                                      87,627,461
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 1.1%
  30,403 Ascent Entertainment Group, Inc.+......................         334,433
  38,100 Beverly Enterprises, Inc.+.............................         621,506
  98,300 Dun & Bradstreet Corp. ................................       2,752,400
  40,000 Federal Express Corp.+.................................       2,657,500
 166,000 H&R Block, Inc. .......................................       6,515,500
 120,100 Host Marriott Corp.+...................................       2,341,950
  42,000 Pittston Brink's Group.................................       1,491,000
  96,800 Spelling Entertainment Group, Inc.+....................         756,250
 150,900 Viacom, Inc.+..........................................       4,470,412
--------------------------------------------------------------------------------
                                                                      21,940,951
--------------------------------------------------------------------------------
 DIVERSIFIED -- 2.6%
  66,700 Allied Signal, Inc. ...................................       5,506,919
  50,000 Cooper Industries, Inc. ...............................       2,665,625
  71,500 Flour Corp. ...........................................       4,012,937
  56,900 Fortune Brands, Inc. ..................................       1,955,938
 149,000 General Electric Co. ..................................       9,312,500
  32,500 Harsco Corp. ..........................................       1,464,531
  45,100 Honeywell, Inc. .......................................       3,117,537

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 DIVERSIFIED -- 2.6% (CONTINUED)
 146,200 ITT Corp.+.............................................  $    9,183,188
  60,000 MCN Corp. .............................................       1,841,250
  62,500 Minnesota Mining & Manufacturing Co. ..................       5,617,187
  71,900 News Corp. Ltd. Sponsored ADR .........................       1,298,694
 280,000 News Corp. Ltd. Sponsored ADR Preferred................       4,235,000
--------------------------------------------------------------------------------
                                                                      50,211,306
--------------------------------------------------------------------------------
 ENERGY -- 12.2%
 190,600 Amoco Corp.............................................      18,023,612
 141,800 Atlantic Richfield Co. ................................      10,635,000
  62,800 British Petroleum Co. PLC Sponsored ADR................       5,314,450
  54,000 Burlington Resources Inc. .............................       2,733,750
  56,100 Cabot Corp. ...........................................       1,535,738
  21,000 Calenergy Co., Inc.+...................................         695,625
 233,300 Chevron Corp. .........................................      18,066,169
  68,200 Columbia Gas System, Inc. .............................       4,501,200
  60,900 Diamond Offshore Drilling, Inc. .......................       3,326,662
  22,600 DTE Energy Co. ........................................         669,525
 196,700 Elf Aquitaine SA Sponsored ADR.........................      10,966,025
  74,000 Enron Corp. ...........................................       2,853,625
 952,800 Exxon Corp. ...........................................      58,299,450
  95,400 Halliburton Co. .......................................       4,555,350
  22,750 Kerr McGee Corp. ......................................       1,413,344
  18,500 Mapco, Inc. ...........................................         555,000
 393,700 Mobil Corp. ...........................................      28,641,675
  13,900 Murphy Oil Corp. ......................................         746,256
  23,700 Nicor, Inc. ...........................................         860,606
 121,350 Noble Drilling Corp.+..................................       3,450,891
 106,800 Occidental Petroleum Corp. ............................       2,503,125
 300,250 Oryx Energy Co.+.......................................       7,937,859
  20,200 Pennzoil Co. ..........................................       1,559,188
  28,200 Rowan Cos., Inc.+......................................         842,475
  62,350 Sonat, Inc. ...........................................       3,105,809
  19,300 Sun Co., Inc. .........................................         750,288
 122,000 Texaco Inc. ...........................................      14,060,500
 273,500 Tosco Corp. ...........................................       9,042,594
  87,400 Union Texas Petroleum Holdings, Inc. ..................       2,037,512
 142,800 Unocal Corp. ..........................................       5,578,125
 224,100 USX-Marathon Group.....................................       7,297,256
  25,000 Valero Energy Corp. ...................................         832,813
 161,400 Wheelabrator Technologies, Inc. .......................       2,531,962
  13,425 Williams Cos., Inc. ...................................         625,102
--------------------------------------------------------------------------------
                                                                     236,548,561
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 19.0%
  57,410 American General Corp. ................................       2,766,444
  99,900 Banc One Corp. ........................................       5,357,137
 157,000 Bank of New York Co., Inc. ............................       7,006,125
 519,800 BankAmerica Corp. .....................................      34,209,337
  97,880 BankBoston Corp........................................       8,136,275
  57,300 Bankers Trust New York Corp. ..........................       5,944,875
  90,600 Barnett Banks, Inc. ...................................       6,172,125
 166,591 Bear Stearns Cos., Inc. ...............................       6,590,756
 223,304 Chase Manhattan Bank...................................      24,828,613
 212,700 Citicorp, Inc. ........................................      27,145,837
  85,050 Comdisco, Inc. ........................................       2,312,297
  43,400 Comerica, Inc. ........................................       3,073,262

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 19.0% (CONTINUED)
 102,150 Compass Bancshares, Inc. ..............................  $    3,639,094
  85,300 Countrywide Credit Industries, Inc. ...................       2,873,544
  50,000 Dime Bancorp Inc. .....................................         965,625
  40,000 Donaldson, Lufkin & Jenrette, Inc. ....................       2,375,000
  15,000 Finova Group, Inc. ....................................       1,268,438
 202,695 First Chicago NBD Corp. ...............................      14,543,366
 104,000 First of America Bank Corp. ...........................       5,356,000
  45,800 First SEC Corp. .......................................       1,293,850
 349,660 First Union Corp. .....................................      16,805,534
  30,000 First Virginia Banks, Inc. ............................       2,043,750
 160,626 Fleet Financial Group, Inc. ...........................      10,350,338
  32,700 Golden West Financial Corp. ...........................       2,691,619
  40,000 Greenpoint Financial Corp. ............................       2,462,500
 247,200 H.F. Ahmanson & Co. ...................................      12,545,400
  28,000 Household International, Inc. .........................       3,106,250
  23,000 J.P. Morgan & Co., Inc. ...............................       2,466,750
  63,600 Kansas City Southern Industries, Inc. .................       4,762,050
  45,200 KeyCorp................................................       2,740,250
  62,100 Lehman Brothers Holdings, Inc. ........................       2,724,638
 102,000 Mellon Bank Corp. .....................................       4,908,750
 134,400 Merrill Lynch & Co., Inc. .............................       8,265,600
 493,080 Morgan Stanley, Dean Witter, Discover & Co. ...........      23,729,475
 139,900 National City Corp. ...................................       7,904,350
 425,400 NationsBank Corp. .....................................      25,258,125
  50,000 Northern Trust Corp. ..................................       2,656,250
 160,700 Norwest Corp. .........................................       9,230,206
 123,800 PaineWebber Group, Inc. ...............................       4,758,562
 132,000 PNC Bank Corp. ........................................       5,709,000
  84,800 Popular, Inc. .........................................       3,667,600
  62,000 Republic New York Corp. ...............................       6,637,875
  32,500 Salomon, Inc. .........................................       1,945,938
  74,600 SLM Holding Corp. .....................................      10,108,300
  59,900 SouthTrust Corp. ......................................       2,680,525
 110,000 State Street Corp. ....................................       5,486,250
  18,100 Unionbancal Corp. .....................................       1,399,356
  37,000 U.S. Bancorp...........................................       3,239,812
 217,695 Washington Mutual, Inc. ...............................      13,034,488
--------------------------------------------------------------------------------
                                                                     369,177,541
--------------------------------------------------------------------------------
 FOOD/RESTAURANTS -- 1.0%
 198,800 American Stores Co. ...................................       4,709,075
  31,000 Dean Foods Co. ........................................       1,375,625
  50,200 Dole Food Co. .........................................       1,960,938
  22,750 Interstate Bakeries, Corp. ............................       1,333,719
 152,000 Quaker Oats Co. .......................................       7,144,000
  45,000 Sara Lee Corp. ........................................       1,811,250
  41,700 Wendy's International, Inc. ...........................       1,003,406
--------------------------------------------------------------------------------
                                                                      19,338,013
--------------------------------------------------------------------------------
 HEALTH CARE -- 5.2%
 155,700 Aetna Inc. ............................................      14,859,619
  12,280 Allegiance Corp. ......................................         385,285
 106,000 American Home Products Corp. ..........................       7,632,000
  55,700 Amgen, Inc.+...........................................       2,760,631
 300,800 Bristol-Myers Squibb Co. ..............................      22,860,800
 332,100 Columbia/HCA Healthcare Corp. .........................      10,481,906
 101,100 C.R. Bard, Inc. .......................................       3,487,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                         SECURITY                             VALUE

-------------------------------------------------------------------------------
 HEALTH CARE -- 5.2% (CONTINUED)
 164,900 Foundation Health Systems, Inc.+......................  $    5,245,881
   4,461 Fresenius Medical Care AG, Class A Shares +...........         103,439
  93,400 Johnson & Johnson.....................................       5,294,612
  40,100 Mallinckrodt, Inc. ...................................       1,458,638
  89,200 Meditrust Corp. ......................................       3,562,425
  31,500 Pacificare Health Systems, Inc., Class B Shares+......       2,153,812
 396,865 Tenet Healthcare Corp.+...............................      10,814,571
  70,370 Vencor, Inc.+.........................................       2,823,596
 136,300 Wellpoint Health Networks, Inc.+......................       7,411,313
-------------------------------------------------------------------------------
                                                                    101,336,478
-------------------------------------------------------------------------------
 INSURANCE -- 7.6%
  30,235 Aegon N.V. ...........................................       2,244,949
   5,628 Alleghany Corp.+......................................       1,350,720
  75,300 Allmerica Financial Corp. ............................       3,115,537
 353,005 Allstate Corp. .......................................      25,791,427
  25,800 Ambac Financial Group, Inc. ..........................       2,084,963
  20,000 American Financial Group, Inc. .......................         865,000
 105,000 American International Group, Inc. ...................       9,909,375
   1,200 American National Insurance Co. ......................         116,400
  77,700 Chubb Corp. ..........................................       5,196,187
  99,050 CIGNA Corp. ..........................................      18,163,294
 200,600 Conseco, Inc. ........................................       8,625,800
 142,900 The Equitable Cos. Inc. ..............................       6,216,150
  60,200 Equitable of Iowa Cos. ...............................       3,920,525
 183,650 Everest Reinsurance Holdings, Inc. ...................       6,645,834
  39,400 General Resources Corp. ..............................       7,638,675
 125,700 Hartford Financial Services Group Inc. ...............      10,024,575
  27,900 ITT Industries, Inc. .................................         878,850
  73,900 Loews Corp. ..........................................       7,533,181
  31,900 MBIA, Inc. ...........................................       3,612,675
  24,100 Mercury General Corp. ................................       2,108,750
  35,200 Ohio Casualty Corp. ..................................       1,636,800
 110,100 Old Republic International Corp. .....................       3,956,719
  35,000 The PMI Group, Inc. ..................................       2,023,438
  69,600 Providian Corp. ......................................       2,592,600
 158,000 SAFECO Corp. .........................................       7,761,750
  81,400 Torchmark Corp. ......................................       3,067,762
-------------------------------------------------------------------------------
                                                                    147,081,936
-------------------------------------------------------------------------------
 MISCELLANEOUS -- 0.3%
  74,700 Circus Circus Enterprises Inc.+.......................       1,788,131
 183,800 Health & Retirement Property Trust....................       3,331,375
  41,400 International Game Technology.........................         828,000
-------------------------------------------------------------------------------
                                                                      5,947,506
-------------------------------------------------------------------------------
 PAPER AND PAPER PRODUCTS -- 1.2%
  22,400 Consolidated Papers, Inc. ............................       1,306,200
   3,971 Deltic Timber Corp....................................         117,393
 202,500 Fort James Corp. .....................................       8,505,000
  38,500 International Paper Co. ..............................       2,030,875
  60,372 Kimberly-Clark Corp. .................................       2,863,897
 172,000 Louisiana-Pacific Corp. ..............................       3,805,500
  22,433 Mead Corp. ...........................................       1,591,341
  46,850 Westvaco Corp. .......................................       1,587,044
  15,000 Willamette Industries, Inc. ..........................       1,196,250
-------------------------------------------------------------------------------
                                                                     23,003,500
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 POLLUTION CONTROL -- 0.3%
 172,500 Browning Ferris Industries, Inc. ......................  $    6,026,719
--------------------------------------------------------------------------------
 PUBLISHING -- 0.7%
  19,800 Central Newspapers, Inc. ..............................       1,347,638
  14,000 Gannett Co. ...........................................       1,364,125
  48,400 Knight Ridder, Inc. ...................................       2,450,250
 100,000 New York Times Co. ....................................       4,725,000
  64,828 Times Mirror Co., Class A Shares.......................       3,285,969
--------------------------------------------------------------------------------
                                                                      13,172,982
--------------------------------------------------------------------------------
 RETAIL -- 3.6%
  50,700 Costco Cos., Inc.+.....................................       1,828,369
 157,600 Dayton Hudson Corp. ...................................       8,983,200
 101,900 Dillard Inc., Class A Shares...........................       4,076,000
 310,800 Federated Department Stores, Inc.+.....................      13,053,600
  86,400 Footstar, Inc.+........................................       2,143,801
  23,600 The Great Atlantic & Pacific Tea Co., Inc. ............         591,475
 159,600 Harcourt General, Inc. ................................       7,590,975
  29,400 J.C. Penney, Inc. .....................................       1,764,000
  49,200 Payless ShoeSource, Inc.+..............................       3,154,950
  49,400 Rite Aid Corp. ........................................       2,473,088
 115,000 Sears, Roebuck & Co. ..................................       6,526,250
  57,000 SUPERVALU, Inc. .......................................       2,237,250
 261,500 Toys 'R' Us, Inc.+.....................................       9,038,094
  67,900 VF Corp. ..............................................       6,000,662
--------------------------------------------------------------------------------
                                                                      69,461,714
--------------------------------------------------------------------------------
 TECHNOLOGY -- 6.2%
  27,500 Arrow Electronics, Inc.+...............................       1,689,531
  86,000 Cabletron Systems, Inc.+...............................       2,601,500
 102,750 Compaq Computer Corp.+.................................       6,730,125
  32,000 Frontier Corp. ........................................         706,000
  52,250 Imation Corp.+.........................................       1,414,016
 450,800 International Business Machines Corp. .................      45,474,450
  91,750 Litton Industries, Inc.+...............................       4,576,031
  80,000 National Semiconductor Corp.+..........................       2,740,000
 254,300 Philips Electronics N.V. ..............................      18,214,237
  80,000 Pitney Bowes, Inc. ....................................       6,110,000
  95,000 Read-Rite Corp.+.......................................       2,725,313
  66,800 Seagate Technology, Inc.+..............................       2,550,925
 269,600 Silicon Graphics, Inc.+................................       7,397,150
 177,600 Storage Technology Corp.+..............................       9,046,500
  72,500 Sun Microsystems, Inc.+................................       3,480,000
  58,300 Tektronix, Inc. .......................................       3,239,294
  53,600 Western Digital Corp.+.................................       2,579,500
--------------------------------------------------------------------------------
                                                                     121,274,572
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 9.3%
 218,100 ACNielsen Corp.+.......................................       4,961,775
 416,000 Alcatel Alsthom Inc....................................      10,244,000
 284,250 Ameritech Corp. .......................................      17,818,922
 177,000 AT&T Corp. ............................................       6,903,000
 569,379 Bell Atlantic Corp. ...................................      41,208,877
 436,400 Bell South Corp. ......................................      19,201,600
  45,900 Century Telephone Enterprises, Inc. ...................       1,666,744
 133,766 CommScope, Inc.+.......................................       2,307,463

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                             VALUE

--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 9.3% (CONTINUED)
 295,000 GTE Corp. .............................................  $   13,145,937
  58,500 Liberty Media Group, Class A Shares+...................       1,542,938
  84,126 Lucent Technologies, Inc. .............................       6,551,312
  44,900 MCI Communications Corp. ..............................       1,279,650
 131,100 Nextlevel Systems, Inc.+...............................       2,630,194
 362,418 SBC Communications, Inc. ..............................      19,706,479
 199,400 Scientific Atlanta, Inc. ..............................       4,336,950
 110,500 Sprint Corp. ..........................................       5,193,500
  27,966 360 Communications Co.+................................         513,875
 210,000 Time Warner, Inc. .....................................      10,815,000
 288,000 U.S. West Communications Group.........................      10,314,000
--------------------------------------------------------------------------------
                                                                     180,342,216
--------------------------------------------------------------------------------
 TRANSPORTATION -- 1.2%
  44,900 AMR Corp.+.............................................       4,523,675
  41,800 Burlington Northern Santa Fe...........................       3,832,537
  28,200 CNF Transportation Inc. ...............................       1,018,725
  72,750 Delta Air Lines, Inc. .................................       6,292,875
  38,800 Norfolk Southern Corp. ................................       3,802,400
  43,500 UAL Corp.+.............................................       3,314,156
  48,600 US Airways Group, Inc.+................................       1,658,475
--------------------------------------------------------------------------------
                                                                      24,442,843
--------------------------------------------------------------------------------
 UTILITIES -- 6.1%
  11,950 Allegheny Power System, Inc. ..........................         347,297
  42,200 Alltel Corp. ..........................................       1,334,575
  62,200 American Electric Power Co., Inc. .....................       2,717,363
 112,500 Boston Edison Co. .....................................       3,178,125
  85,100 Carolina Power & Light Co. ............................       2,872,125
 180,300 Centerior Energy Corp. ................................       2,028,375
 147,057 Cinergy Corp. .........................................       4,862,072
 171,450 CMS Energy Corp. ......................................       6,161,484
 137,200 Coastal Corp. .........................................       7,923,300
  62,200 COMSAT Corp., Series 1.................................       1,348,963
 135,000 Consolidated Edison Co., New York Inc. ................       4,134,375
 109,950 DQE, Inc. .............................................       3,490,912
  31,448 Duke Energy Corp. .....................................       1,523,263
  94,500 Edison International...................................       2,279,813
  56,000 Enova Corp. ...........................................       1,344,000
 313,050 Entergy Corp. .........................................       7,767,553
  61,300 FPL Group, Inc. .......................................       2,850,450
  96,800 GPU, Inc. .............................................       3,254,900
 186,000 Houston Industries, Inc. ..............................       3,766,500
 136,300 Illinova Corp. ........................................       3,134,900
  29,400 IPALCO Enterprises, Inc. ..............................         957,338
  11,450 KU Energy Corp. .......................................         379,281
  75,500 LG&E Energy Corp. .....................................       1,708,188
  39,800 Long Island Lighting Co. ..............................         982,563
  30,200 Montana Power Co. .....................................         696,488
  46,000 National Fuel Gas Co. .................................       2,044,125
  41,500 New Century Energies, Inc.+............................       1,675,563
 122,500 New England Electric System............................       4,685,625
  55,700 New York State Electric & Gas Corp. ...................       1,357,688
  84,300 NIPSCO Industries, Inc. ...............................       3,440,494
     100 Northern States Power Co., Minnesota...................           4,813
  18,000 OGE Energy Corp. ......................................         799,875
  62,500 Ohio Edison Co. .......................................       1,375,000
  32,300 PacifiCorp.............................................         670,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE

-------------------------------------------------------------------------------
 UTILITIES -- 6.1% (CONTINUED)
      13,850 PG&E Corp. .......................................  $      321,147
      55,900 Phillips Petroleum Co. ...........................       2,658,744
     219,800 Pinnacle West Capital Corp. ......................       7,102,288
     159,800 Public Service Enterprise Group...................       3,965,037
      91,300 Questar Corp. ....................................       3,652,000
      36,700 SCANA Corp. ......................................         885,388
     321,400 Southern Co. .....................................       6,769,488
      68,300 Texas Utilities Co. ..............................       2,381,963
     147,100 Unicom Corp. .....................................       3,475,238
      28,800 Washington Water Power Co. .......................         561,600
-------------------------------------------------------------------------------
                                                                    118,870,504
-------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (Cost -- $1,427,684,091)......   1,911,581,738
-------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.0%
 HEALTH CARE -- 0.0%
       6,350 Fresenius Medical Care AG (Cost -- $864)..........             457
-------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $1,427,684,955)....   1,911,582,195
-------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.6%
 $31,851,000 Goldman, Sachs & Co., 5.498% due 9/2/97; Proceeds
             at maturity -- $31,870,459
             (Fully collateralized by U.S. Treasury Notes,
             6.250% due 2/28/02;
             Market value -- $32,511,939) (Cost --
              $31,851,000).....................................      31,851,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,459,535,955*)................................  $1,943,433,195
-------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]


                         CLASSIFICATION OF INVESTMENTS

Other Common and Preferred Stocks 20.4%
Financial Services 19.0%
Energy 12.2%
Telecommunications 9.3%
Insurance 7.6%
Basic Industries 6.9%
Technology 6.2%
Utilities 6.1%
Capital Goods 5.5%
Health Care 5.2%
Repurchase Agreement 1.6%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 97.6%
--------------------------------------------------------------------------------
 ADVERTISING -- 0.2%
  41,400 Interpublic Group Cos., Inc.# ........................   $    2,018,250
  25,400 Omnicom Group.........................................        1,720,850
  22,600 Reynolds & Reynolds, Class A Shares...................          454,825
--------------------------------------------------------------------------------
                                                                       4,193,925
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 2.8%
 226,800 AES Corp.+............................................        8,391,600
   8,700 Apollo Group, Inc., Class A Shares+# .................          310,481
  15,300 Bemis, Inc. ..........................................          672,244
   5,500 Browning Ferris Industries, Inc. .....................          192,156
  28,500 Corrections Corp. of America+# .......................        1,054,500
  54,600 E.I. du Pont de Nemours & Co. ........................        3,402,263
  33,250 Engelhard Corp. ......................................          694,094
  15,400 Federal Signal Corp. .................................          400,400
  17,875 Fort James Corp. .....................................          750,750
   1,900 Harsco Corp. .........................................           85,619
  34,900 Hercules Inc. ........................................        1,803,894
  34,000 Honeywell Inc. .......................................        2,350,250
 176,900 Kimberly-Clark Corp.# ................................        8,391,694
  20,400 Maxim Integrated Products, Inc.+......................        1,410,150
 204,700 Monsanto Co. .........................................        8,994,006
   7,900 Morton International, Inc. ...........................          262,675
   4,900 PPG Industries, Inc. .................................          308,700
  55,900 Praxair, Inc. ........................................        2,987,156
   7,900 RPM Inc. .............................................          160,469
   3,200 Textron Inc. .........................................          199,400
  23,000 U.S. Filter Corp.# ...................................          828,000
  11,000 U.S. Industries Inc. .................................          418,000
  59,320 U.S.A. Waste Service Inc.# ...........................        2,491,440
  10,700 Worthington Industries, Inc. .........................          198,619
  68,300 Xerox Corp.# .........................................        5,156,650
--------------------------------------------------------------------------------
                                                                      51,915,210
--------------------------------------------------------------------------------
 BROADCASTING -- 0.1%
  10,700 Ameritech Corp. ......................................          670,756
     800 Armstrong World Industries, Inc. .....................           54,750
   3,400 Century Telephone Enterprises, Inc....................          123,462
   2,800 E.W. Scripps Co. .....................................          110,075
   7,600 HSN Inc.+.............................................          250,800
  11,388 Liberty Media Group, Class A Shares+..................          300,346
   4,300 Lin Television Corp.+.................................          203,981
  14,500 Meredith Corp. .......................................          435,000
   3,600 Univision Communications Corp., Class A Shares+.......          184,500
--------------------------------------------------------------------------------
                                                                       2,333,670
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 7.1%
   2,900 Air Products and Chemicals Inc. ......................          236,531
  18,300 Airgas Inc.+..........................................          332,831
  40,500 Allegheny Teledyne Inc. ..............................        1,250,438
  81,300 Allied Signal Inc. ...................................        6,712,331
  26,800 American Power Conversion+............................          703,500
  26,600 American Standard Co.+................................        1,250,200
   2,900 BetzDearborn, Inc. ...................................          189,044
 205,500 Boeing Co. ...........................................       11,186,906
 110,700 Comcast Corp., Class A Shares.........................        2,594,531

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

  SHARES                         SECURITY                             VALUE
--------------------------------------------------------------------------------

 CAPITAL GOODS -- 7.1% (CONTINUED)
    11,200 Crane Co. ..........................................   $      494,200
    24,200 Crompton & Knowles Corp. ...........................          611,050
    16,300 Cytec Industries Inc.+..............................          795,644
     6,400 Dover Corp. ........................................          442,000
     1,300 Echlin Inc. ........................................           48,181
    41,500 Emerson Electric Co.# ..............................        2,269,531
    49,400 Equifax Inc.# ......................................        1,454,213
    15,200 Ethyl Corp. ........................................          136,800
     6,500 Fluor Corp. ........................................          364,813
 1,019,000 General Electric Co. ...............................       63,687,500
         6 Halter Marine Group Inc.+...........................              237
     1,900 Harnischfeger Industries Inc. ......................           76,238
     9,100 Illinois Tool Works, Inc. ..........................          440,213
     4,600 Johns Manville Corp. ...............................           56,925
     8,800 Keystone International Inc. ........................          331,650
    13,400 Lear Corp.+.........................................          613,887
    30,500 Leggett & Platt Inc. ...............................        1,311,500
    70,800 Minnesota Mining & Manufacturing Co. ...............        6,363,150
    24,000 Nucor Corp. ........................................        1,360,500
     8,000 Owens-Corning Fiberglass Corp. .....................          324,500
    29,200 Owens-Illinois Co.+.................................        1,016,525
    43,100 Pall Corp. .........................................        1,020,930
     8,200 Precision Castparts Co. ............................          529,925
     8,000 Presstek Inc.+# ....................................          320,000
    14,500 Progressive Corp. -- Ohio...........................        1,435,500
    15,700 Raychem Corp. ......................................        1,461,081
     9,700 Sigma Aldrich.......................................          316,462
     1,000 Tektronix Inc. .....................................           55,563
    42,850 Thermo Electron Corp. ..............................        1,724,713
   184,300 Tyco Electron Corp. ................................       14,456,030
     6,900 Witco Corp. ........................................          324,300
    26,400 W.R. Grace & Co. ...................................        1,816,650
     4,100 York International Corp. ...........................          183,987
--------------------------------------------------------------------------------
                                                                     130,300,710
--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 7.0%
    24,800 Adobe Systems, Inc. ................................          976,500
    29,700 Altera Corp. .......................................        1,581,525
    15,400 Autodesk, Inc.# ....................................          673,750
    99,500 Automatic Data Processing, Inc.# ...................        4,533,469
    69,000 Bay Networks Inc.+..................................        2,440,875
    34,400 BMC Software Inc.+..................................        2,154,300
    30,250 Cadence Design Systems, Inc.+.......................        1,438,766
    18,300 Electronic Arts Inc.+...............................          563,869
   106,800 Electronic Data Systems Corp. ......................        4,038,375
    85,500 EMC Corp. -- Mass.+.................................        4,387,219
    25,700 Fore Systems, Inc.+.................................          525,244
    22,300 Gateway 2000 Inc.+# ................................          872,488
    14,300 GTECH Holdings Corp.+...............................          429,894
   284,900 Hewlett-Packard Co.# ...............................       17,467,930
    27,400 Informix Corp.+.....................................          248,313
    15,400 Ingram Micro Inc., Class A Shares+# ................          442,750
   592,600 Intel Corp.# .......................................       54,593,273
    12,800 Intuit Software, Inc. ..............................          334,400
    39,900 Iomega Corp.+# .....................................        1,022,438
    11,100 Keane Inc.+.........................................          652,125
     9,300 Komag Inc.+.........................................          163,331

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE

--------------------------------------------------------------------------------
 COMPUTER SERVICES -- 7.0% (CONTINUED)
  24,500 Lexmark International Group Inc., Class A Shares+# ...   $      857,500
  17,050 McAfee Associates, Inc.+..............................          965,456
  17,500 Microchip Technology..................................          707,656
   6,200 Micron Electronics Inc.+..............................          101,138
   8,900 National Data Corp. ..................................          333,194
   5,500 Novellus Systems Inc.+................................          630,437
  43,300 Parametric Technology Corp.+# ........................        2,010,744
  25,400 Peoplesoft Inc.+......................................        1,428,750
  37,900 Quantum Corp. Delaware+# .............................        1,328,869
  27,200 Sterling Commerce+....................................          899,300
   4,800 Sterling Software Inc.+...............................          164,700
 125,300 Sun Microsystems Inc.+................................        6,014,400
  86,900 Sunguard Data Systems Inc.+...........................        4,529,663
  12,600 Synopsys Inc. ........................................          436,275
   8,800 Tandy Corp. ..........................................          584,100
 112,225 3Com Corp.+...........................................        5,604,236
   8,400 Total Systems Services Inc.# .........................          196,875
  27,900 Unisys Corp.+# .......................................          315,619
   5,900 Wallace Computer Services Inc. .......................          182,900
  32,000 Western Digital Corp.+# ..............................        1,540,000
     300 Westfield America Inc. ...............................            5,025
--------------------------------------------------------------------------------
                                                                     128,377,671
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 0.3%
     400 Borg-Warner Automotive Inc. ..........................           20,850
  19,900 Clayton Homes Inc. ...................................          334,569
   9,400 Hon Industries Inc. ..................................          549,900
  39,500 Masco Corp. ..........................................        1,755,281
  44,400 Nike Inc., Class B Shares# ...........................        2,369,850
  17,700 Tupperware Corp. .....................................          594,056
   8,600 USG Corp.+............................................          368,725
--------------------------------------------------------------------------------
                                                                       5,993,231
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 0.0%
  19,500 Flowers Industries Inc. ..............................          360,750
--------------------------------------------------------------------------------
 CONSUMER PRODUCTS -- 13.2%
  56,500 Anheuser-Busch Co., Inc. .............................        2,408,313
   4,699 Autoliv Inc. .........................................          183,555
   5,100 B.F. Goodrich Co. ....................................          214,838
  10,350 Blyth Industries Inc.+# ..............................          382,303
   3,500 Boise Cascade Office Products+........................           73,719
   3,000 Brown-Forman Corp., Class B Shares# ..................          144,750
   6,400 Cabot Corp............................................          175,200
  24,700 Callaway Golf Co.# ...................................          832,081
  81,500 Campbell Soup Co......................................        3,779,563
  11,600 Clorox Co. ...........................................        1,522,500
 768,300 Coca-Cola Co. ........................................       44,033,193
  72,000 Coca-Cola Enterprises.................................        1,980,000
 100,200 Colgate-Palmolive Co.# ...............................        6,287,550
  78,100 ConAgra, Inc. ........................................        5,022,806
 200,100 Corning, Inc.# .......................................       10,580,288
  37,900 CPC International, Inc. ..............................        3,377,838
   9,700 Crown Cork & Seal, Inc. ..............................          493,488
  11,200 Danaher Corp. ........................................          599,900
  31,200 Dial Corp.............................................          526,500
  23,400 Diebold Inc...........................................        1,085,175

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 CONSUMER PRODUCTS -- 13.2% (CONTINUED)
   6,800 Dole Food Inc. .......................................   $      265,625
   5,100 DST Systems Inc.+.....................................          184,556
  19,700 Eastman Kodak Co. ....................................        1,287,888
  11,900 Estee Lauder Cos., Class A Shares.....................          565,250
   4,400 Federal Express Corp.+................................          292,325
   1,900 Fred Meyer Inc.+......................................           98,800
   4,500 Fruit of The Loom Inc., Class A Shares+...............          120,375
  39,100 General Mills, Inc. ..................................        2,507,288
 316,100 Gillette Co.# ........................................       26,177,030
   2,700 Hasbro Inc. ..........................................           72,563
  16,000 Herman Miller Inc.....................................          828,000
  21,400 Hershey Foods Corp....................................        1,142,225
  42,950 H.J. Heinz, Co. ......................................        1,787,794
  13,200 International Flavors & Fragrances, Inc...............          674,850
   7,100 Interstate Bakeries...................................          416,238
   3,200 Jefferson Smurfit Corp.+..............................           62,200
  50,600 Kellogg Co.# .........................................        2,264,350
  10,900 Liz Claiborne Inc.....................................          485,731
  98,043 Mattel, Inc...........................................        3,278,313
   3,800 McCormick & Co., Inc. ................................           89,775
   6,000 Nabisco Holdings Corp., Class A Shares# ..............          249,000
  54,100 Newell Co.............................................        2,130,188
   8,800 Nine West Group Inc.+.................................          371,800
   3,400 Pennzoil Co. .........................................          262,361
 659,300 PepsiCo, Inc..........................................       23,734,800
  35,800 PETsMART Inc..........................................          306,538
 825,400 Philip Morris Cos., Inc...............................       36,008,075
  28,000 Pioneer Hi-Bred International, Inc. ..................        2,399,250
 232,500 Procter & Gamble Co. .................................       30,937,030
   8,000 Quaker Oats Co. ......................................          376,000
  31,800 Ralston-Purina Group..................................        2,862,000
   7,600 Reebok International Ltd. ............................          333,925
   2,900 Revlon Inc., Class A Shares+..........................          141,013
  43,900 Rubbermaid, Inc.+# ...................................        1,097,500
  98,100 Sara Lee Corp.........................................        3,948,525
  13,600 Sealed Air Corp.+# ...................................          705,500
   4,100 Shaw Industries Inc...................................           45,869
  11,900 Sherwin-Williams Co. .................................          326,506
   2,200 Snap-On Inc...........................................           92,400
   8,200 Sonoco Product Co. ...................................          267,013
   6,700 Stanley Works.........................................          285,169
  26,500 Starbucks Corp.+# ....................................        1,086,500
  20,300 Sunbeam Corp. ........................................          893,200
   3,000 Tootsie Roll Industries, Inc. ........................          146,625
   7,000 Tyson Foods Inc., Class A Shares......................          148,750
  18,400 UNIFI Inc. ...........................................          706,100
  56,900 UST, Inc. ............................................        1,642,988
  13,200 Valspar Corp. ........................................          406,725
  18,400 Warnaco Group Inc., Class A Shares....................          596,850
   7,400 Westpoint Stevens Inc. ...............................          296,000
  11,400 Whitman Corp..........................................          279,300
  17,200 Wisconsin Central Transport...........................          533,200
  12,800 Wolverine Worldwide Inc. .............................          283,200
  34,800 Wm. Wrigley Jr. Co.# .................................        2,523,000
--------------------------------------------------------------------------------
                                                                     242,727,636
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 CONSUMER SERVICES -- 1.2%
  29,200 Accustaff, Inc.+# ....................................   $      775,625
  20,000 Catellus Development Corp.+...........................          385,000
  19,200 Ecolab, Inc...........................................          865,200
   2,200 Hannaford Brothers Co.................................           74,800
  40,200 HFS, Inc.+# ..........................................        2,238,638
  16,700 Hillenbrand Industries................................          733,756
   6,600 Lancaster Colony Corp.................................          341,963
  26,700 Manpower Inc. ........................................        1,139,756
   6,500 Olsten Corp. .........................................          121,875
  35,800 Pitney-Bowes, Inc.....................................        2,734,225
  21,200 Robert Half International Inc.+.......................        1,237,550
 239,800 Service Corp. ........................................        7,673,600
   9,100 Stewart Enterprises Inc., Class A Shares..............          359,450
  60,000 Sysco Corp............................................        2,130,000
   3,400 Viad Corp. ...........................................           61,838
   9,000 Vornado Realty Trust..................................          625,500
--------------------------------------------------------------------------------
                                                                      21,498,776
--------------------------------------------------------------------------------
 ELECTRONICS -- 1.1%
  37,800 Adaptec Inc.+.........................................        1,814,400
  54,500 Analog Devices Inc.+..................................        1,805,313
   2,200 Arrow Electronics Inc.+...............................          135,163
  33,600 Atmel Corp.+..........................................        1,188,600
   1,000 Avnet Inc.+...........................................           69,188
   7,400 AVX Corp. ............................................          260,388
  27,500 Ceridian Corp.+.......................................          950,469
  15,500 Cypress Semiconductor Corp.+# ........................          275,125
   7,100 Dallas Semiconductor Corp. ...........................          272,019
   5,700 General Semicondutor Inc.+............................           80,513
   5,200 Hubbell Inc., Class B Shares..........................          238,550
   3,600 Jabil Circuit Inc.+...................................          213,300
  28,000 KLA-Tencor Corp.+.....................................        1,984,500
  10,400 Lam Research Corp.+# .................................          587,600
   7,600 Lattice Semiconductor Corp.+..........................          484,025
  25,500 Linear Technology Corp.+..............................        1,671,844
  11,425 Molex Inc. ...........................................          447,003
   5,600 National Semiconductor Corp.+.........................          191,800
   3,000 Pittway Corp.-Del., Class A Shares....................          180,938
  11,600 Sensormatic Electronics Corp. ........................          151,525
  36,400 Solectron Corp.+......................................        1,524,250
  29,200 Teradyne Inc.+........................................        1,626,075
   2,200 Thomas & Betts Corp. .................................          123,200
   8,200 Transaction Systems Architects, Class A Shares+.......          283,925
  12,800 UCAR International Inc................................          604,000
  10,700 Varian Associates Inc. ...............................          610,569
   5,890 Vishay Intertechnology Inc.+..........................          157,189
  11,800 Vitesse Semiconductor Corp.+..........................          556,075
   7,700 VLSI Technology Inc.+.................................          254,100
  23,100 Xilinx Inc.+..........................................        1,097,250
--------------------------------------------------------------------------------
                                                                      19,838,896
--------------------------------------------------------------------------------
 ENERGY -- 2.4%
  19,200 Anadarko Petroleum Corp. .............................        1,410,000
   4,600 Apache Corp. .........................................          182,563
  43,600 Baker Hughes Inc. ....................................        1,847,550
   7,500 BJ Services Co.+......................................          541,875
   3,300 Burlington Resources, Inc. ...........................          167,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 ENERGY -- 2.4% (CONTINUED)
  12,200 Calenergy Inc.+.......................................   $      404,125
   9,300 Camco International Corp.+............................          640,538
  25,300 Dresser Industries#  .................................        1,056,275
  32,200 Enron Corp............................................        1,241,713
   9,900 Enron Oil & Gas Co....................................          238,838
  24,100 ENSCO International Inc.# ............................        1,530,350
       1 Enserch Exploration Inc. .............................                4
   8,000 EVI Inc.+.............................................          420,500
  27,000 Falcon Drilling Co., Inc.+............................          850,500
 329,900 Global Marine, Inc.+# ................................        9,381,531
  86,800 Halliburton Co.# .....................................        4,144,700
   5,400 Louisiana Land & Exploration Co.......................          413,438
     700 Lyondell Petrochemical Co. ...........................           16,975
  34,400 Nabors Industries Inc.................................        1,184,650
  21,900 NGC Corp..............................................          358,613
   7,900 Noble Affiliates Inc..................................          366,362
  38,600 Noble Drilling Corp.+.................................        1,097,688
   3,100 Pioneer Natural Resources Co.+........................          123,806
  11,600 Pogo Producing Co.# ..................................          503,150
  24,500 Reading & Bates Corp.+................................          889,656
  83,600 Republic Industries, Inc.+# ..........................        2,053,425
  26,500 Rowan Cos., Inc.+ ....................................          791,688
   3,800 Seagull Energy Corp.+ ................................           92,863
  13,600 Smith International+ .................................          989,400
  13,000 Sonat Inc.............................................          647,562
   4,120 Texas Utilities Co....................................          143,685
 183,800 Tosco Corp............................................        6,076,888
   9,400 Transocean Offshore Inc. .............................          893,588
   2,200 Transtexas Gas Corp. .................................           31,625
  20,300 Union Texas Petroleum Holdings Inc. ..................          473,244
  10,600 United Meridian Corp.+ ...............................          415,387
  18,500 Unocal Corp...........................................          722,656
   5,500 Valero Energy Corp. ..................................          183,219
   5,900 Varstar Resources, Inc................................          251,856
   7,700 Western Atlas Inc.+ ..................................          610,225
--------------------------------------------------------------------------------
                                                                      43,389,774
--------------------------------------------------------------------------------
 ENTERTAINMENT -- 1.7%
   6,100 Brunswick Corp.# .....................................          186,050
  20,200 Circus Circus Enterprise Inc.+# ......................          483,538
   7,400 Doubletree Corp.+ ....................................          370,000
  15,400 Gaylord Entertainment Co., Class A Shares.............          359,013
   9,200 Harrahs Entertainment, Inc.+ .........................          206,425
  33,300 Hilton Hotels Corp.# .................................        1,021,894
   3,100 Host Marriott Corp.+ .................................           60,450
   7,900 International Family Entertainment+ ..................          275,513
  34,900 International Game Technology.........................          698,000
  36,500 ITT Corp.+ ...........................................        2,292,656
  20,850 La Quinta Inns Inc. ..................................          437,850
  37,800 Marriot International, Inc.# .........................        2,516,063
   3,600 MGM Grand Inc.+# .....................................          144,450
  61,200 Mirage Resorts, Inc.+ ................................        1,640,925
  17,650 Promus Hotel Corp.+ ..................................          685,041
  10,000 Regal Cinemas Inc.+ ..................................          283,750
  34,600 Time Warner, Inc.# ...................................        1,781,900
  52,200 Viacom, Inc., Class B Shares+ ........................        1,546,425
 220,200 Walt Disney Co.# .....................................       16,914,112
--------------------------------------------------------------------------------
                                                                      31,904,055
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 10.3%
   5,500 Advanta Corp., Class A Shares# .......................   $      182,188
  14,597 Aetna, Inc. ..........................................        1,393,101
  34,900 AFLAC Inc.............................................        1,921,681
     500 American Bankers Insurance Group Inc. ................           33,000
 125,200 American Express Co...................................        9,734,300
 150,625 American International Group, Inc.....................       14,215,233
 163,300 Associates First Capital Corp., Class A Shares .......        9,481,606
      49 Banc One Corp.........................................            2,628
   2,000 Capital One Financial Corp.# .........................           77,000
     400 CCB Financial Corp. ..................................           32,350
  40,600 Charles Schwab Corp...................................        1,722,963
  19,200 Concord EFS Inc.+ ....................................          532,800
  20,200 Conseco Inc. .........................................          868,600
   3,100 Contifinancial Corp.+ ................................          101,913
   2,000 Countrywide Credit Industries Inc. ...................           67,375
  22,800 Erie Indemnity Co., Class A Shares  ..................          741,000
   4,400 Everest Reinsurance Holdings..........................          159,225
 664,700 Federal National Mortgage Association.................       29,246,800
 191,000 Federal Home Loan Mortgage Corp.......................        6,219,438
  39,900 Fifth Third Bancorp ..................................        2,334,150
   2,300 Finova Group Inc.+ ...................................          194,494
 455,030 First Data Corp.# ....................................       18,684,669
   2,800 First USA, Paymentech Inc.+ ..........................           85,050
  28,200 Franklin Resources Inc.# .............................        2,181,975
  48,400 Green Tree Financial Corp. ...........................        2,126,575
   2,800 Greenpoint Financial Corp.............................          172,375
 126,600 Household International...............................       14,044,688
  20,300 H&R Block, Inc........................................          796,775
   2,100 Lehman Brothers Holdings Inc..........................           92,137
  16,600 Marsh & McLennan Cos., Inc. ..........................        1,132,950
 596,362 MBNA Corp. ...........................................       22,922,662
     200 Mercury General Corp..................................           17,500
 176,200 MGIC Investment Corp.# ...............................        8,865,063
  12,000 Money Store, Inc.# ...................................          342,000
   7,900 Morgan Stanley, Dean Witter, Discover & Co............          380,188
   3,300 National Commerce Bancorp.............................           82,913
   6,300 Northern Trust Corp. .................................          334,688
  11,600 Norwest Corp. ........................................          666,275
 218,550 Paychex, Inc..........................................        7,485,338
   1,500 PMI Group Inc.# ......................................           86,719
   1,200 Protective Life Corp..................................           59,700
   1,390 Provident Cos. Inc. ..................................           90,543
   7,500 Provident Financial Group.............................          355,313
   1,100 Reliance Group Holdings...............................           13,475
  20,600 Rouse Co..............................................          605,125
   1,800 R.R. Donnelley & Sons Co.# ...........................           70,088
  18,200 SLM Holding Corp.# ...................................        2,466,100
  22,800 Star Banc Corp........................................        1,030,275
 235,200 State Street Corp.....................................       11,730,600
  40,700 SunAmerica Inc. ......................................        2,192,713
  79,350 Synovus Financial Corp................................        2,077,978
  15,900 T. Rowe Associates....................................          874,500
   2,500 TCF Financial Corp....................................          133,281
  51,700 Travelers Group Inc...................................        3,282,950
  10,000 20th Century Industries...............................          231,875
  21,900 United Asset Management Corp.# .......................          587,194
  23,000 UNUM Corp.............................................          948,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE
-------------------------------------------------------------------------------

 FINANCIAL SERVICES -- 10.3% (CONTINUED)
   6,100 U.S. Bancorp.........................................   $      534,131
  10,900 Washington Mutual Inc................................          652,638
     700 Wilmington Trust Corp.+ .............................           35,263
  11,400 Zions Bancorp........................................          441,750
-------------------------------------------------------------------------------
                                                                    188,176,627
-------------------------------------------------------------------------------
 HEALTH CARE -- 19.5%
 246,900 Abbott Laboratories Inc. ............................       14,798,568
  26,700 Alza Corp.+ .........................................          774,300
 218,800 American Home Products Corp.+ .......................       15,753,600
  89,900 Amgen, Inc. .........................................        4,455,669
  84,000 Baxter International Inc. ...........................        4,467,750
  36,100 Becton Dickinson & Co. ..............................        1,730,544
   8,000 Bergen Brunswig Corp., Class A Shares+ ..............          336,000
   3,700 Beverly Enterprises Inc.+ ...........................           60,356
  22,800 Biogen Inc.+.........................................          897,750
  33,200 Biomet Inc...........................................          688,900
 125,800 Boston Scientific Corp. .............................        8,868,900
 222,800 Bristol-Myers Squibb Co. ............................       16,932,800
  36,900 Cardinal Health, Inc.# ..............................        2,444,625
  23,700 Centocor, Inc.+......................................        1,063,537
  58,000 Chiron Corp.+ .......................................        1,297,749
 107,800 Columbia/HCA Healthcare Corp. .......................        3,402,438
   7,000 Dentsply International Inc. .........................          393,750
   1,400 Depuy Inc............................................           32,375
  14,900 Dura Pharmaceuticals Inc.............................          530,812
 173,600 Elan Corp. PLC ADR# .................................        7,898,800
 387,000 Eli Lilly & Co.......................................       40,489,974
   7,000 Forest Laboratories Inc., Class A Shares.............          287,437
  42,120 Foundation Health Systems Inc., Class A Shares# .....        1,339,943
   6,100 Genesis Health Ventures Inc..........................          212,738
  14,300 Genzyme Corp. -- General Division....................          402,187
      29 Genzyme Corp. -- Tissue Repair+ .....................              312
  24,500 Guidant Corp.........................................        2,151,406
  31,300 HBO & Co.............................................        2,241,863
  13,300 Health Care & Retirement Corp.+ .....................          484,619
  33,550 Health Management Associates, Inc., Class A
          Shares+ ............................................          991,822
  11,400 Healthcare Compare Corp.+ ...........................          635,550
 492,200 HealthSouth Corp.+# .................................       12,274,237
  36,300 Humana Inc.+ ........................................          855,319
   6,200 Immunex Corp.+ ......................................          271,250
  16,300 Ivax Corp.+ .........................................          153,821
 452,800 Johnson & Johnson....................................       25,668,100
   9,600 Lincare Holdings Inc.+ ..............................          457,800
   6,000 Manor Care Corp......................................          185,250
   4,400 McKesson Corp........................................          412,225
  46,200 Medpartners, Inc.+# .................................          987,525
 284,800 Medtronic, Inc.......................................       25,738,800
 410,800 Merck & Co., Inc.# ..................................       37,716,574
  35,600 Mylan Laboratories# .................................          756,500
  26,600 Omnicare Inc.........................................          769,738
 215,900 Oxford Health Plans, Inc.+#  ........................       15,787,686
  12,000 Pacificare Health Systems Inc., Class B Shares+ .....          820,500
 686,800 Pfizer, Inc. ........................................       38,031,550
  18,500 Phycor Inc.+ ........................................          544,594
   7,800 Quintiles Transnational Corp.+ ......................          608,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                             VALUE
-------------------------------------------------------------------------------

 HEALTH CARE -- 19.5% (CONTINUED)
  17,000 Quorum Health Group Inc.+ ...........................   $      579,063
  13,700 Rhone-Poulenc Rorer Inc.+ ...........................        1,319,481
   8,500 R.P. Scherer Corp.+..................................          478,656
 248,600 Schering-Plough Corp. ...............................       11,932,800
   8,400 Shared Medical Systems Corp. ........................          411,600
   7,800 Sofamor/Danek Group Inc.+ ...........................          373,913
  25,200 St. Jude Medical Inc.+ ..............................          959,175
  11,400 Steris Corp.+ .......................................          427,500
  25,200 Stryker Corp.# ......................................        1,006,425
  15,900 Sybron International Corp.+ .........................          635,006
  27,730 Tenet Healthcare Corp.+ .............................          755,642
  44,700 United Healthcare Corp...............................        2,173,538
   8,800 Universal Health Services, Class B Shares+ ..........          385,550
   8,900 U.S. Surgical Corp.+ ................................          293,144
  21,100 Vencor Inc.+ ........................................          846,638
 293,900 Warner-Lambert Co. ..................................       37,343,668
  12,500 Watson Pharmaceutical+ ..............................          657,031
   3,300 Wellpoint Health Networks Inc., Class A Shares+ .....          179,437
-------------------------------------------------------------------------------
                                                                    358,865,210
-------------------------------------------------------------------------------
 METALS -- 0.3%
   8,700 Battle Mountain Gold Co..............................           49,481
  22,400 Diamond Offshore Drilling Inc.# .....................        1,223,600
  60,200 Freeport McMoRan Copper & Gold Inc., Class B
          Shares# ............................................        1,685,600
   2,700 Newmont Gold Co.# ...................................          116,775
  53,123 Newmont Mining Corp..................................        2,247,767
   2,700 Southern Peru Cooper Corp............................           49,275
-------------------------------------------------------------------------------
                                                                      5,372,498
-------------------------------------------------------------------------------
 PUBLISHING -- 0.5%
   2,900 Central Newspapers, Class A Shares...................          197,381
  24,300 Deluxe Corp.# .......................................          800,381
   2,300 Evergreen Media Corp., Class A Shares+ ..............          110,113
  40,700 Gannett Inc. ........................................        3,965,706
   7,000 Harte-Hanks Communications...........................          213,063
   1,900 Hollinger International Inc., Class A Shares# .......           24,463
   1,600 Knight Ridder Inc....................................           81,000
   8,700 Lee Enterprises Inc. ................................          222,937
   7,400 McGraw-Hill Cos., Inc................................          453,712
   7,300 New York Times Co., Class A Shares...................          344,925
   8,500 Readers Digest Association, Non-Voting Class A
          Shares..............................................          251,281
  26,000 Times Mirror Co., Class A Shares.....................        1,317,875
  27,700 Tribune Co...........................................        1,369,419
-------------------------------------------------------------------------------
                                                                      9,352,256
-------------------------------------------------------------------------------
 RESTAURANTS -- 0.7%
   8,000 Boston Chicken Inc.+# ...............................           98,500
  17,900 Cracker Barrel Old Country Inc. .....................          550,425
 216,100 McDonalds Corp.......................................       10,224,230
  15,400 Outback Steakhouse Inc.+ ............................          371,525
   8,900 Planet Hollywood International Inc., Class A
          Shares+ ............................................          174,663
  19,300 Wendy's International Inc............................          464,406
-------------------------------------------------------------------------------
                                                                     11,883,749
-------------------------------------------------------------------------------
 RETAIL -- 7.5%
  30,600 Albertson's, Inc.# ..................................        1,051,875
  51,300 AutoZone, Inc.+# ....................................        1,449,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 RETAIL -- 7.5% (CONTINUED)
  36,300 Avery Dennison Corp.+ ................................   $    1,490,569
  42,400 Avon Products Inc.# ..................................        2,716,250
   7,000 Barnes & Noble Inc.+ .................................          325,063
  15,300 Bed Bath & Beyond Inc.+ ..............................          474,300
  24,300 Borders Group Inc.+ ..................................          578,644
  10,300 Cintas Corp...........................................          718,425
  33,500 Circuit City Stores, Inc..............................        1,193,438
  32,100 CompUSA Inc.+ ........................................          993,094
  29,600 Consolidated Stores Corp.+ ...........................        1,108,150
  36,200 Corporate Express Inc.+ ..............................          617,663
 348,600 Costco Cos., Inc.+ ...................................       12,571,387
 190,738 CVS Corp. ............................................       10,752,855
  22,300 Dayton-Hudson Corp. ..................................        1,271,100
 282,000 Dollar General Corp. .................................       11,685,375
   9,300 Dollar Tree Stores Inc.+# ............................          361,536
  18,600 Family Dollar Stores Inc.+ ...........................          395,250
   9,300 Fastenal Corp.# ......................................          535,912
  20,200 Federated Department Stores Inc.+# ...................          848,400
  70,300 Gap, Inc..............................................        3,123,956
  27,300 General Nutrition Co.+ ...............................          757,575
  15,400 Harcourt General, Inc. ...............................          732,463
 256,650 Home Depot, Inc.......................................       12,110,671
  21,700 Ikon Office Solutions, Inc.# .........................          564,200
  14,500 Intimate Brands Inc., Class A Shares .................          319,000
  12,200 Jones Apparel Group Inc...............................          612,288
 159,500 Kohl's Corp.+ ........................................       10,995,531
  71,500 Kroger Co.+ ..........................................        2,153,937
  14,373 Limited, Inc..........................................          326,986
  45,100 Lowe's Cos., Inc. ....................................        1,558,769
   5,200 MSC Industries Direct Co., Inc., Class A Shares+ .....          211,250
   6,900 Neiman-Marcus Group Inc., Class A Shares+ ............          213,038
   1,300 Nordstrom Inc.........................................           76,050
  31,800 Office Depot Inc.+ ...................................          586,313
  20,400 Officemax Inc.+ ......................................          302,175
      36 Payless Shoesource Inc.+ .............................            2,309
  12,400 Pep Boys Manny, Moe & Jack............................          328,600
 154,000 Polo Ralph Lauren Corp., Class A Shares+ .............        4,042,500
  26,100 Rite Aid Corp. .......................................        1,306,631
  16,900 Ross Stores Inc.......................................          496,438
 286,773 Safeway, Inc.+# ......................................       14,607,474
  19,000 Saks Holdings Inc.+ ..................................          441,750
  79,600 Sear's Roebuck & Co...................................        4,517,300
  19,800 Southland Corp.+ .....................................           56,306
  55,300 Staples Inc.+ ........................................        1,299,550
  10,600 Tiffany & Co. ........................................          479,650
  61,400 TJX Cos. Inc..........................................        1,688,500
  28,500 Viking Office Products Inc.+ .........................          602,063
 298,000 Walgreen Co...........................................        8,027,375
 385,400 Wal-Mart Stores Inc.# ................................       13,681,700
   3,900 Winn-Dixie Stores.....................................          131,381
  20,100 Woolworth Corp.+ .....................................          449,737
--------------------------------------------------------------------------------
                                                                     137,941,977
--------------------------------------------------------------------------------
 TECHNOLOGY -- 13.6%
  25,300 Advanced Micro Devices, Inc.+# .......................          947,169
  18,300 AMP, Inc. ............................................          915,000
  30,937 Andrew Corp.+ ........................................          769,558

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 TECHNOLOGY -- 13.6% (CONTINUED)
  61,500 Applied Materials, Inc.+ .............................   $    5,804,063
  12,500 Cambridge Technology Partners Inc.+ ..................          403,125
 227,400 Cisco Systems, Inc.+ .................................       17,140,275
  55,800 Cognizant Corp. ......................................        2,343,600
  16,100 Coltec Industries Inc.+ ..............................          360,238
   7,466 Commscope Inc.+ ......................................          128,789
 467,650 Compaq Computer Corp.+ ...............................       30,631,075
  94,275 Computer Associates International Inc. ...............        6,304,641
  24,400 Computer Sciences Corp.+ .............................        1,814,750
  24,600 Compuware Corp.+ .....................................        1,519,050
  16,400 Cooper Cameron Corp.+ ................................        1,063,950
 139,150 CUC International, Inc.+# ............................        3,270,025
 110,100 Danka Business Systems PLC ADR# ......................        5,147,175
 103,000 Dell Computer Corp.+# ................................        8,452,438
  17,500 Electronics For Imaging Inc.+ ........................          936,250
  17,800 Fiserv Inc.+ .........................................          801,000
   3,800 Foster Wheeler Corp. .................................          173,613
  14,900 Gartner Group Inc., Class A Shares+ ..................          393,919
  45,100 LSI Logic Corp.+# ....................................        1,451,626
  55,900 Micron Technology Inc.# ..............................        2,491,044
 543,100 Microsoft Corp.+ .....................................       71,791,030
  14,800 Millipore Corp. ......................................          732,600
  32,800 Nextlevel Systems Inc.+ ..............................          658,050
  18,300 Novell, Inc.+ ........................................          171,563
 257,100 Oracle Systems Corp.+# ...............................        9,801,938
  21,800 Pairgain Technologies, Inc.+ .........................          561,350
  15,200 Perkin-Elmer Corp.# ..................................        1,124,800
 311,000 Schlumberger Ltd......................................       23,694,313
  20,000 SCI Systems, Inc.+# ..................................          786,250
  20,000 Scientific-Atlanta, Inc...............................          435,000
  86,800 Seagate Technology Inc.+ .............................        3,314,675
   9,700 Security Dynamics Technologies Inc.+ .................          381,331
  31,600 Silicon Graphics Co.+ ................................          867,025
  13,700 Sunstrand Corp........................................          808,300
  24,000 Sybase Inc.+ .........................................          447,000
  10,650 Symbol Technologies Inc...............................          394,050
  10,700 Tech Data Corp.+ .....................................          416,631
   5,400 Teletech Holdings Inc.+ ..............................           88,425
 297,300 Texas Instruments, Inc................................       33,780,713
   4,600 Thermo Instruments Systems Inc.+ .....................          183,712
  75,800 United Technologies Corp. ............................        5,917,138
--------------------------------------------------------------------------------
                                                                     249,618,267
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS -- 7.8%
 203,800 ADC Telecommunications, Inc.+# .......................        7,566,075
  11,100 Advanced Fibre Communications Designs Inc.+ ..........          690,975
  11,500 AH Belo Corp.# .......................................          493,063
 170,900 AirTouch Communications, Inc., Series A+# ............        5,778,556
  38,700 America Online Inc.+ .................................        2,496,150
  54,970 Ascend Communications Inc.+# .........................        2,332,789
  38,400 Cabletron Systems Inc.+# .............................        1,161,600
  33,300 Ciena Corp.+ .........................................        1,590,075
  46,800 Cincinnati Bell Inc. .................................        1,260,675
  19,000 Clear Channel Communications, Inc.+ ..................        1,290,813
  27,900 DSC Communications Corp.+ ............................          812,588
  11,600 Excel Communications Inc.+# ..........................          253,750
  49,900 GTE Corp. ............................................        2,223,669

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

 SHARES                         SECURITY                              VALUE
--------------------------------------------------------------------------------

 TELECOMMUNICATIONS -- 7.8% (CONTINUED)
  43,900 K-III Communications Corp.+ ..........................   $      535,031
  29,300 LCI International, Inc.+ .............................          703,200
 452,400 LM Ericsson Tel, Class B Shares, ADR..................       18,859,425
 500,511 Lucent Technologies, Inc.+# ..........................       38,977,294
   3,000 MEMC Electronic Materials Inc.+ ......................           87,000
 337,600 Motorola, Inc. .......................................       24,771,400
  17,642 Netscape Communications Corp.+# ......................          702,412
   8,700 Panamsat Corp.+ ......................................          316,463
  19,900 Qualcomm Inc.+# ......................................          920,375
  48,700 SBC Communications, Inc. .............................        2,648,063
   1,000 Southern New England Telecommunications Corp. ........           38,250
      10 TCI Satellite Entertainment, Class A Shares+ .........               69
 112,300 Tele-Communications, Inc., Class A Shares+ ...........        1,965,241
   3,500 Teleflex Inc..........................................          110,906
   9,000 Telephone Data Systems Inc. ..........................          355,500
   8,400 Teleport Communications Group, Class A Shares+ .......          305,550
 214,800 Tellabs, Inc.# .......................................       12,820,875
  41,700 360 Communications Co.+ ..............................          766,237
  18,300 Tidewater Inc. .......................................          960,750
   2,800 United States Cellular Corp.+ ........................           84,350
   6,600 Valassis Communications Inc.+ ........................          200,475
   7,800 Weatherford Enterra Inc.+ ............................          359,288
 284,800 WorldCom, Inc.+# .....................................        8,526,200
--------------------------------------------------------------------------------
                                                                     142,965,132
--------------------------------------------------------------------------------
 TRANSPORTATION -- 0.3%
     900 CNF Transportation Inc. ..............................           32,513
  11,900 Comair Holdings Inc. .................................          319,812
  26,700 Gulfstream Aerospace Corp.+ ..........................          790,988
  25,700 Harley Davidson Inc. .................................        1,391,013
   5,500 Illinois Central Corp. ...............................          184,594
   4,900 Kansas City Southern Industries, Inc. ................          366,887
  11,500 Northwest Airlines Corp., Class A Shares+# ...........          420,469
  10,100 Pittston Brinks Group.................................          358,550
  59,581 Union Pacific Resources Group, Inc. ..................        1,489,531
--------------------------------------------------------------------------------
                                                                       5,354,357
--------------------------------------------------------------------------------
         TOTAL COMMON STOCKS (Cost -- $1,252,723,692)..........    1,792,364,377
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    LARGE CAPITALIZATION GROWTH INVESTMENTS

    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------

 U.S. TREASURY BILL -- 0.1%
 $ 1,610,000 U.S. Treasury Bill, 4.990% due 9/18/97 (Cost --
               $1,606,193)....................................   $    1,606,193
-------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $1,254,329,885)...    1,793,970,570
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.3%
  41,661,000 Goldman, Sachs & Co., 5.498% due 9/2/97; Proceeds
             at maturity -- $41,686,451;
             (Fully collateralized by U.S. Treasury Notes,
             6.250% due 2/28/02; Market value -- $42,525,466)
             (Cost -- $41,661,000)............................       41,661,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,295,990,885*)...............................   $1,835,631,570
-------------------------------------------------------------------------------

# A portion of the security is on loan.
+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

Health Care 19.5%
Technology 13.6%
Consumer Products 13.2%
Other Common Stocks 11.6%
Financial Services 10.3%
Telecommunications 7.8%
Retail 7.5%
Capital Goods 7.1%
Computer Services 7.0%
Repurchase Agreement 2.3%
U.S. Treasury Bill 0.1%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 96.9%
--------------------------------------------------------------------------------
 BANKING -- 7.9%
   6,280 Anchor Bancorp Wisconsin Inc. ...........................  $    164,850
 100,000 Andover Bancorp Inc. ....................................     3,050,000
   4,024 Area Bancshares Corp. ...................................        86,516
  15,462 Associated Banc Corp. ...................................       649,404
   1,839 Bancfirst Corp. .........................................        54,710
  13,866 Bancorp South, Inc. .....................................       440,246
   9,786 Bank Plus Corp. .........................................       106,423
  20,108 Bank United Corp., Class A Shares........................       726,402
 152,924 Bankatlantic Bancorp Inc., Class A Shares................     1,988,012
  81,698 Bankatlantic Bancorp Inc., Class B Shares................     1,021,225
   8,353 Bankers Corp. ...........................................       235,972
  46,189 Banknorth Group Inc. ....................................     2,309,450
   3,785 Brenton Banks Inc. ......................................       117,335
   3,403 BSB Bancorp..............................................       132,717
   4,065 BT Financial Corp. ......................................       159,532
   4,933 Capital Bancorp..........................................       204,720
     710 Capital City Bank Group Inc. ............................        25,028
   3,800 CBT Corp. ...............................................        82,650
   8,460 CFX Corp.++..............................................       171,315
  61,172 Citfed Bancorp Inc. .....................................     2,691,568
   1,565 Citizens Bancshares Inc., Ohio...........................        80,598
   8,359 Citizens Banking Corp., Michigan.........................       330,181
   4,182 Citizens Corp. ..........................................       118,142
  11,905 CNB Bancshares Inc. .....................................       488,101
  13,000 Coast Savings Financial Inc. ............................       598,813
  21,254 Colonial Bancgroup Inc. .................................       559,246
   2,864 Commerce Bancorp Inc., New Jersey........................       105,968
 104,844 Commercial Federal Corp. ................................     4,410,001
  11,794 Commonwealth Bancorp.....................................       203,447
   4,809 Community Bank System Inc. ..............................       134,953
  11,050 Community First Bankshares Inc. .........................       450,288
   6,646 Community Trust Bancorp..................................       169,473
   6,585 Corus Bancorp............................................       233,767
  16,300 Cullen Frost Bankers Inc. ...............................       725,350
   1,201 CVB Financial Corp. .....................................        27,623
   9,534 Dime Community Bancorp...................................       187,105
   4,749 F & M Bancorp Inc., Wisconsin............................       168,590
   7,005 First Citizens Bancshares Inc. ..........................       626,947
  13,903 First Colorado Bancorp...................................       264,157
   7,053 First Commerce Bancshares Inc. ..........................       144,586
   5,318 First Federal Capital Corp. .............................       130,291
  10,174 First Financial Bancorp..................................       462,917
   5,656 First Financial Bankshares, Inc. ........................       224,826
  17,671 First Michigan Bank Corp. ...............................       658,245
   9,924 First Midwest Bancorp Inc. ..............................       347,340
   5,961 First Republic Bancorp...................................       140,829
   4,544 First Savings Bank, SLA, New Jersey......................       135,752
   7,432 First Savings Bank of Washington.........................       183,942
   2,371 First United Bancshares of Arkansas......................       104,917
   7,589 First Western Bancorp Inc. ..............................       185,918
   6,896 Firstbank of Illinois Co. ...............................       298,252
 117,412 Firstbank Puerto Rico San Juan...........................     3,309,551
   4,100 FirstFed Financial Corp.+................................       138,375
   2,534 Flagstar Bancorp Inc. ...................................        49,730
   4,393 GBC Bancorp..............................................       205,922

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BANKING -- 7.9% (CONTINUED)
   8,120 Greater New York Savings Bank............................  $    186,252
   3,073 Guaranty National Corp. .................................        86,620
   3,759 Hamilton Bancorp Inc. ...................................        94,915
   3,156 Harbor Florida Bancorp...................................       175,158
   1,848 Harris Savings Bank......................................        70,224
   6,900 IBS Financial Corp. .....................................       118,162
  14,784 Imperial Bancorp++.......................................       483,252
   5,327 Interwest Bancorp Inc. ..................................       210,416
   6,564 Klamath First Bancorp Inc. ..............................       128,819
   6,749 Life Bancorp Inc. .......................................       163,663
  17,600 Long Island Bancorp Inc. ................................       701,800
  10,906 MAF Bancorp Inc. ........................................       335,359
   3,764 Magna Bancorp Inc. ......................................        95,511
   6,182 Mainstreet Bankgroup Inc. ...............................       171,550
   2,392 Merchants New York Bancorp...............................       118,404
   7,703 ML Bancorp Inc. .........................................       157,911
     508 Mississippi Valley Bancshares, Inc. .....................        24,765
  12,633 National Bancorp of Alaska Inc. .........................     1,111,704
   5,933 National Penn Bancshares.................................       157,966
   5,294 NBT Bancorp Inc. ........................................       128,379
   5,349 Ocean Financial Corp. ...................................       179,860
  14,659 Old National Bancorp.....................................       641,331
   9,387 ONBANCorp Inc. ..........................................       488,124
  15,758 One Valley Bancorp Inc. .................................       676,609
   2,715 Oriental Financial Group.................................        91,631
  11,769 PFF Bancorp Inc. ........................................       226,553
   6,749 Provident Bankshares Corp. ..............................       303,705
   6,992 Queens County Bancorp Inc. ..............................       376,694
  10,288 RCSB Financial, Inc. ....................................       502,826
   5,792 Reliance Bancorp Inc. ...................................       178,466
  12,445 Republic Bancorp Inc. ...................................       192,897
  14,988 Riggs National Corp. ....................................       314,748
  26,732 Roslyn Bancorp Inc.++....................................       608,153
   6,153 S&T Bancorp, Inc. .......................................       223,046
   3,777 Santa Barbara Bancorp....................................       157,217
   3,364 St. Francis Capital Corp. ...............................       114,796
  24,897 St. Paul Bancorp Inc. ...................................       575,743
   4,966 Southwest Bancorp of Texas...............................       129,737
 260,985 Sovereign Bancorp Inc.++.................................     4,045,267
   1,753 Sumitomo Bank of California..............................        67,929
  15,600 Susquehanna Bancshares Inc. .............................       429,000
   8,748 Texas Regional Bancshares, Inc. .........................       223,074
   5,659 Triangle Bancorp.........................................       131,572
   5,246 Trustco Bank Corp. of New York...........................       135,085
   9,979 United Bankshares Inc. ..................................       459,034
   3,974 US Bancorp Inc. of Pennsylvania..........................       243,904
   3,073 Vermont Financial Services Corp. ........................       152,882
   8,455 Webster Financial Corp. .................................       447,058
  10,191 WesBanco, Inc. ..........................................       289,169
   1,931 West Coast Bancorp of Oregon.............................        50,689
   9,093 Westamerica Bancorp......................................       745,626
--------------------------------------------------------------------------------
                                                                      49,145,473
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 15.4%
  26,615 A. Schulman, Inc. .......................................       582,203
   6,250 ABT Building Products Corp. .............................       107,813
   7,454 Acme Metals Inc.+........................................       103,890

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 15.4% (CONTINUED)
     600 AFC Cable Systems Inc. ..................................  $     18,000
   1,295 Aftermarket Technology Corp. ............................        29,461
  15,894 AK Steel Holding Corp. ..................................       719,204
  14,918 Albemarle Corp. .........................................       366,423
  90,000 Allied Products Corp. ...................................     3,178,125
   1,386 Altron Inc. .............................................        28,067
 106,846 A.M. Castle & Co. .......................................     2,751,285
  18,846 Amax Gold Inc. ..........................................       124,855
   7,036 Amcast Industrial Corp. .................................       170,623
  11,203 AMCOL International Corp. ...............................       190,451
  65,300 Armco Inc. ..............................................       387,719
  21,417 Ball Corp. ..............................................       704,084
 115,782 Barnes Group Inc. .......................................     3,191,241
   4,398 Belden Inc. .............................................       170,423
  20,838 Birmingham Steel Corp. ..................................       390,713
  10,321 Brush Wellman Inc. ......................................       258,025
  79,003 Butler Manufacturing Co. ................................     2,844,108
  22,926 Calgon Carbon Corp. .....................................       315,233
  12,902 Calmat Co. ..............................................       277,393
   7,621 Cambrex Corp. ...........................................       371,047
 101,705 Caraustar Industries Inc. ...............................     3,655,023
     927 The Carbide/Graphite Group, Inc. ........................        30,707
  12,570 Carpenter Technology Corp. ..............................       563,293
   2,100 Chaparral Steel Co. .....................................        31,763
  11,325 ChemFirst, Inc. .........................................       284,541
  14,962 Chesapeake Corp. ........................................       514,319
  25,562 Cincinnati Milacron Inc. ................................       658,222
   4,311 Citation Corp. ..........................................        75,443
   7,654 Clarcor Inc. ............................................       200,439
  83,156 Cleveland Cliffs Inc. ...................................     3,466,566
  14,379 Coeur d'Alene Mines Corp. ...............................       204,901
  40,710 Collins & Aikman Corp.+..................................       450,354
   7,214 Columbus McKinnon Corp. .................................       146,985
 110,738 Commercial Metals Co. ...................................     3,405,194
  87,068 Commonwealth Industries Inc. ............................     1,665,176
  15,979 Cone Mills Corp.+........................................       125,835
   4,485 Copart Inc. .............................................        82,973
   4,855 CSS Industries Inc.+.....................................       174,173
   8,200 Dames & Moore Group......................................       107,625
  15,900 Dexter Corp. ............................................       604,200
 100,000 Ennis Business Forms, Inc. ..............................     1,087,500
 350,000 Ethyl Corp. .............................................     3,150,000
   3,185 Fab Industries Inc. .....................................        97,342
   9,036 Fairchild Corp., Class A Shares..........................       190,321
 119,528 Fleetwood Enterprises....................................     3,720,309
   5,231 Florida Rock Industries Inc. ............................       258,281
   9,117 Foamex International Inc.+...............................       102,566
   8,500 Freeport McMoRan Inc. ...................................       291,125
  28,596 Furniture Brands International, Inc. ....................       504,004
   1,172 General Binding Corp. ...................................        36,332
   7,929 General Chemical Group Inc. .............................       235,392
  15,863 The Geon Co. ............................................       315,277
  10,630 Georgia Gulf Corp. ......................................       305,612
   6,000 Giant Cement Holding Inc. ...............................       137,250
   2,060 Gibraltar Steel Corp. ...................................        55,105
  17,163 Gleason Corp. ...........................................       937,529
   3,757 Graco Inc. ..............................................       118,815

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 15.4% (CONTINUED)
  10,558 Greif Brothers Corp., Class A Shares.....................  $    316,740
 143,491 Guilford Mills Inc. .....................................     3,120,929
   7,900 Handy & Harman...........................................       166,394
   9,954 HB Fuller Co. ...........................................       549,336
  37,644 Hecla Mining Co.+........................................       204,689
   4,141 Holophane Corp. .........................................        96,278
   4,847 Houston Exploration Co. .................................        91,184
   2,617 Input/Output Inc. .......................................        54,957
 196,461 Intermet Corp. ..........................................     3,401,231
  11,597 Interpool Inc. ..........................................       184,110
  13,255 J & L Specialty Steel Inc. ..............................       165,688
  14,158 Kaiser Aluminum Corp.+...................................       199,097
   6,028 LeaRonal Inc. ...........................................       131,862
   7,676 Lilly Industries Inc., Class A Shares....................       169,831
     863 Littlefuse Inc. .........................................        26,969
   7,639 Lone Star Industries Inc.++..............................       405,822
  11,643 Lukens Inc. .............................................       217,578
  28,073 M.A. Hanna & Co. ........................................       726,389
  10,249 Material Sciences Corp. .................................       163,984
   4,234 Maxxam Inc. .............................................       232,870
  11,848 McClatchy Newspapers Inc., Class A Shares................       356,921
   2,713 Mine Safety Appliances Co. ..............................       170,919
 119,272 Mississippi Chemical Corp. ..............................     2,586,711
  15,346 Mohawk Industries Inc.+..................................       397,078
   4,649 Moog Inc., Class A Shares................................       169,107
 135,000 Mosinee Paper Corp. .....................................     4,016,250
  13,929 Mueller Industries Inc.+.................................       610,264
  10,481 NAC Re Corp. ............................................       493,917
  44,809 NACCO Industries Inc., Class A Shares....................     3,864,776
  14,065 National Steel Corp., Class B Shares.....................       264,598
   2,740 NCH Corp. ...............................................       186,320
     691 NCI Building Systems, Inc. ..............................        24,876
   5,488 Nichols Research Corp. ..................................       139,944
  12,302 NL Industries Inc. ......................................       163,001
   6,481 Nortek Inc. .............................................       162,835
   7,495 OM Group Inc. ...........................................       274,504
  14,940 Oregon Steel Mills Inc. .................................       402,446
   5,982 Osmonics Inc. ...........................................       101,694
  13,600 Polymer Group, Inc. .....................................       188,700
  10,947 Pope & Talbot Inc. ......................................       229,887
   2,746 Puerto Rican Cement Co. Inc. ............................        96,625
  93,676 Quanex Corp. ............................................     3,401,610
   6,177 Reliance Steel & Aluminum Co. ...........................       193,803
  24,605 Rock-Tenn Co., Class A Shares............................       522,856
   6,282 Rogue Steel Co., Class A Shares..........................        96,586
   3,075 Ryerson Tull Inc., Class A Shares........................        50,161
   4,956 Sanderson Farms Inc. ....................................        74,340
   7,920 Scotsman Industries Inc. ................................       218,295
   5,201 Shaw Group Inc. .........................................       112,472
   4,351 Shiloh Industries Inc.+..................................        80,494
   7,085 Stepan Chemical Co. .....................................       166,940
   3,481 Synthetic Industries Inc. ...............................        84,849
   5,050 Tennant Co. .............................................       173,594
  28,715 Terra Industries Inc. ...................................       384,063
 126,797 Texas Industries Inc. ...................................     4,223,925
   1,409 Thermoquest Corp. .......................................        23,601
  45,000 Thiokol Corp. ...........................................     3,583,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 15.4% (CONTINUED)
  11,781 TJ International Inc. ...................................  $    297,470
   7,421 Trimas Corp. ............................................       212,426
 217,956 Universal Forest Products Inc. ..........................     3,705,252
 159,527 Wellman, Inc. ...........................................     3,629,239
 180,833 Westinghouse Air Brake Co. ..............................     3,481,035
   8,617 Wolverine Tube Inc.+.....................................       276,821
--------------------------------------------------------------------------------
                                                                      95,791,146
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.6%
   9,332 AAR Corp. ...............................................       313,205
  13,717 Albany International Corp., Class A Shares...............       371,216
  12,334 American Mobile Satellite Corp. .........................        95,589
   1,919 American Residential Services, Inc. .....................        43,178
   2,634 Ameron International Corp. ..............................       153,924
  10,049 Ametek Inc. .............................................       231,127
   9,376 A.O. Smith Corp. ........................................       330,504
   6,436 Applied Industrial Technologies, Inc. ...................       264,681
   2,387 Applied Power Inc. ......................................       151,575
  11,746 Aptargroup Inc. .........................................       660,713
  14,353 Arctic Cat Inc. .........................................       156,089
  14,196 Argonaut Group Inc. .....................................       461,370
  14,901 Arvin Industries Inc. ...................................       518,741
   7,279 Avondale Industries Inc.+................................       166,507
   8,732 Baldor Electric Co. .....................................       266,326
  10,036 Bassett Furniture Industries Inc. .......................       275,990
   8,490 Benchmark Electronics Inc. ..............................       210,658
     512 Blount International, Inc. ..............................        24,032
   3,900 BRC Holdings Inc. .......................................       147,713
   9,007 Breed Technologies Inc. .................................       191,399
   3,446 Centex Construction Products Inc. .......................        98,642
  12,605 Century Aluminum Co. ....................................       207,983
     170 Christiana Cos., Inc. ...................................         6,566
   9,421 Commercial Intertech Corp. ..............................       157,802
 135,000 Continental Homes Holding Corp. .........................     3,105,000
   4,759 Cubic Corp. .............................................       165,970
   4,055 Culligan Water Technologies, Inc. .......................       187,037
   1,550 Curtiss Wright Corp. ....................................       113,150
   9,632 Daniel Industries........................................       179,396
  12,773 D.R. Horton, Inc. .......................................       201,175
   5,053 Elcor Corp. .............................................       156,327
   6,094 Excel Industries Inc. ...................................       155,397
 272,525 Fedders Corp. ...........................................     1,703,281
  14,158 Fisher Scientific Inc. ..................................       697,281
   7,908 Granite Construction Inc. ...............................       166,068
  50,000 Hardinge Inc. ...........................................     1,718,750
  69,268 Harman International Industries Inc. ....................     3,099,743
   8,250 Hughes Supply Inc. ......................................       211,406
   5,409 Idex Corp. ..............................................       175,116
   3,159 Ionics Inc.+.............................................       135,047
  12,641 Jacobs Engineering Group Inc. ...........................       404,512
   3,626 JLG Industries Inc. .....................................        42,379
  14,405 Juno Lighting Inc. ......................................       239,483
  13,600 Justin Industries Inc. ..................................       198,900
 145,240 Kaman Corp., Class A Shares..............................     2,432,770
  28,168 Kaufman & Broad Home Corp. ..............................       563,360
  18,970 Kennametal Inc. .........................................       888,033
   5,687 L.S. Starrett Co., Class A Shares........................       199,045

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.6% (CONTINUED)
   4,778 Lawson Products Inc. ....................................  $    129,006
  18,707 Lennar Corp. ............................................       699,174
  17,611 Lincoln Electric Co., Class A Shares.....................       686,829
   2,921 Lindsay Manufacturing Co. ...............................       113,919
   3,923 Lydall Inc. .............................................        93,171
   4,519 Manitowoc Co. Inc. ......................................       163,249
   7,091 MascoTech Inc. ..........................................       148,468
   1,868 Matthews International Corp., Class A Shares.............        72,385
   1,215 Mestek Inc. .............................................        23,085
   1,738 Methode Electronics Inc. ................................        41,278
   6,609 Mikasa Inc. .............................................        78,482
   9,840 Modine Manufacturing Co. ................................       301,350
   8,681 Morrison Knudsen Corp. ..................................       103,629
   1,717 Morrison Knudsen Corp. Warrants, Expire 3/11/03..........         8,800
   3,505 National Presto Industries Inc. .........................       139,324
   3,677 Nordson Corp. ...........................................       212,347
  17,810 NTL Inc. ................................................       394,046
   7,800 NVR Inc.+................................................       166,725
   2,138 Oakwood Homes Corp.++....................................        57,993
   6,856 OHM Corp. ...............................................        56,991
   8,946 Oregon Metallurgical Corp. ..............................       196,812
     851 O'Reilly Automotive, Inc. ...............................        37,550
   6,849 Pacific Greystone Corp. .................................       119,001
     300 Rental Service Corp. ....................................         7,088
   9,918 Rexel Inc.+..............................................       206,418
   2,258 Robbins & Myers Inc. ....................................        73,667
  15,821 Rohr Industries Inc.+....................................       428,156
   2,336 Sheldahl Inc. ...........................................        54,896
   3,021 Specialty Equipment Cos. Inc.+...........................        44,937
   2,957 SPS Technologies Inc.+...................................       253,932
   2,351 SPX Corp. ...............................................       136,652
  23,033 Standard Pacific Corp. ..................................       251,923
  21,901 Stewart & Stevenson Services, Inc. ......................       533,837
   4,934 Stone & Webster Inc. ....................................       233,748
  60,000 Tecumseh Products Co. ...................................     3,390,000
   3,677 Terex Corp. .............................................        79,515
   4,943 Thermadyne Holdings Corp. ...............................       153,233
     601 Thermo Terratech Inc. ...................................         6,348
  14,479 Titan International Inc. ................................       264,242
  15,983 Toll Brothers Inc.+......................................       343,635
   2,283 Tractor Supply Co. ......................................        41,094
   3,508 Tremont Corp. ...........................................       186,801
  12,400 UNC Inc. ................................................       184,450
   8,500 US Home Corp.+...........................................       300,156
   2,511 Valhi Inc. ..............................................        21,971
 100,000 Varlen Corp. ............................................     3,256,250
   5,342 Wabash National Corp. ...................................       156,921
 119,561 Zurn Industries Inc. ....................................     3,549,467
--------------------------------------------------------------------------------
                                                                      40,847,107
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.1%
   5,083 Alamo Group Inc. ........................................       111,826
   4,877 Alltrista Corp. .........................................       123,144
   6,459 AT Cross Co., Class A Shares.............................        58,938
   5,684 BT Office Products International, Inc. ..................        49,380
   2,506 Bush Industries Inc., Class A Shares.....................        63,277
   9,973 Coachmen Industries Inc. ................................       184,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.1% (CONTINUED)
   1,285 Coleman Co. Inc. ........................................  $     20,319
   1,752 Cort Business Services Corp. ............................        67,124
   5,119 Culp Inc. ...............................................       108,139
   5,479 Detroit Diesel Corp. ....................................       118,826
  24,333 Diamond Multimedia Systems, Inc.++.......................       276,788
   5,382 Discount Auto Parts Inc. ................................       109,995
   7,435 Donaldson Inc. ..........................................       331,787
   4,518 Ethan Allen Interiors Inc. ..............................       332,073
  11,682 Exide Corp.++............................................       243,862
  15,260 Federal Mogul Corp. .....................................       545,545
  23,558 Flowserve Corp. .........................................       830,419
 110,706 GenCorp Inc. ............................................     2,961,386
  10,357 Greenfield Industries, Inc. .............................       273,166
     917 Hays Wheels International Inc. ..........................        29,802
  14,845 Interface Inc., Class A Shares...........................       415,660
  10,065 Jostens Inc. ............................................       242,818
   3,745 K2 Inc. .................................................       116,095
  92,357 LaZBoy Chair Co. ........................................     3,267,129
  36,642 Longview Fiber Co. ......................................       767,192
  11,405 Myers Industries Inc. ...................................       181,051
   2,785 Oak Industries Inc. .....................................        80,591
   7,384 Oneida Ltd. .............................................       233,980
   7,200 Oshkosh B'Gosh Inc., Class A Shares......................       182,700
   9,576 O'Sullivan Industries Holdings, Inc. ....................       126,283
  15,659 Outboard Marine Corp. ...................................       279,905
  16,681 P.H. Gladfelter Co. .....................................       345,088
  18,354 Pioneer Standard Electronics Inc. .......................       275,310
  12,287 Pulte Corp. .............................................       450,011
 115,000 Rival Co. ...............................................     2,113,125
     713 Rockshox Inc. ...........................................         9,358
   8,296 Russ Berrie & Co. Inc. ..................................       237,473
  13,049 Ryland Group Inc. .......................................       217,755
   5,598 Sequa Corp., Class A Shares+.............................       286,897
  13,693 Simpson Industries Inc. .................................       152,335
   7,010 Skyline Corp. ...........................................       202,852
  95,166 Southdown Inc. ..........................................     4,466,854
   8,576 Springs Industries Inc. .................................       403,072
   5,689 Standard Motor Products Inc. ............................       102,758
  11,959 Standard Products Co. ...................................       316,914
     781 Standex International Corp. .............................        24,650
  87,709 Stanhome Inc. ...........................................     2,850,542
 170,000 Sturm Ruger & Co. Inc. ..................................     3,336,250
   9,195 Superior Industries International, Inc. .................       250,564
  15,413 TBC Corp.+...............................................       127,157
   8,340 Thomas Industries Inc. ..................................       247,072
  43,709 Thor Industries Inc. ....................................     1,185,607
     549 Tower Automotive Inc. ...................................        24,636
   7,436 Triangle Pacific Corp. ..................................       234,234
     616 Tuesday Morning Corp. ...................................        13,552
   1,443 Ugly Duckling Corp.++....................................        20,022
   5,853 United Auto Group Inc. ..................................       142,301
   7,957 VWR Scientific Products Corp. ...........................       151,183
  13,826 Watts Industries Inc., Class A Shares....................       337,009
   8,762 Winnebago Industries Inc. ...............................        73,382
   4,555 Wynns International Inc. ................................       131,526
--------------------------------------------------------------------------------
                                                                      31,463,189
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 5.9%
   8,070 Acceptance Insurance Cos. Inc.+..........................  $    179,558
  11,262 Acclaim Entertainment Inc. ..............................        45,048
   5,676 Alberto Culver Co., Class B Shares.......................       165,668
   3,113 American Safety Razor Co. ...............................        57,980
   2,967 Authentic Fitness Corp. .................................        46,545
  24,030 Best Buy Co., Inc. ......................................       408,510
  29,557 Bob Evans Farms, Inc. ...................................       524,637
 172,800 Brown Group Inc. ........................................     2,883,600
   1,006 Buckle Inc. .............................................        23,390
  32,063 Buffets Inc. ............................................       350,689
  11,900 Burlington Coat Factory Wholesale Corp. .................       273,700
  43,916 Burlington Industries Inc.+..............................       529,737
   3,859 Bush Boake Allen Inc. ...................................       120,111
  11,100 Canandaigua Wine Co., Class A Shares.....................       452,325
  16,400 Carter Wallace Inc. .....................................       261,375
   9,595 Church & Dwight Co. Inc. ................................       274,657
   7,776 CN Galey & Lord Inc. ....................................       138,510
   1,506 Coca Cola Bottling Co. ..................................        78,688
   3,064 Converse Inc.++..........................................        37,725
  26,365 Coors Adolph Co., Class B Shares.........................       972,209
  13,446 Department 56 Inc. ......................................       367,244
  21,348 Designer Holdings Ltd. ..................................       133,425
 110,000 Dimon Inc. ..............................................     2,640,000
   8,134 Donna Karan International, Inc.++........................       106,759
   2,475 Dynamics Corp. of America................................       175,570
   7,044 Earthgrains Co. .........................................       288,804
   3,219 Electro Rent Corp. ......................................        86,913
     535 Farmer Brothers Co. .....................................        79,180
  22,059 Felcor Suite Hotels Inc. ................................       838,242
   4,559 Filenet Corp. ...........................................        81,777
  21,322 First Brands Corp. ......................................       531,717
  26,734 Fleming Cos. Inc. .......................................       504,604
   1,989 Florida East Coast Industries, Inc. .....................       223,265
  21,629 Footstar Inc. ...........................................       536,670
   1,397 Fossil Inc. .............................................        24,448
   4,105 Friedman's Inc., Class A Shares..........................        68,246
  40,000 Garan Inc. ..............................................       855,000
   2,218 General Cigar Holdings Inc. .............................        47,964
   1,991 Golden Poultry Co. Inc. .................................        27,874
     537 Goody's Family Clothing Inc. ............................        18,325
  20,205 Griffon Corp.+...........................................       282,870
   1,914 Guess?, Inc. ............................................        16,867
  23,715 Handelman Co. ...........................................       140,808
  17,100 Hartmarx Corp.+..........................................       132,525
  39,126 Helig Meyers.............................................       586,890
   2,608 Houghton Mifflin Co. ....................................        90,465
  16,636 Hudson Foods Inc. .......................................       270,335
   4,789 Ingles Markets Inc., Class A Shares......................        64,053
  12,300 International Multifoods Corp. ..........................       330,562
  16,910 J.M. Smucker Co. ........................................       447,058
  13,000 Journal Register Co. ....................................       227,500
  14,893 Kellwood Co. ............................................       538,010
  13,323 Kimball International Inc., Class B Shares...............       599,535
   3,500 Knoll Inc. ..............................................       108,719
   3,510 Lands' End, Inc. ........................................        92,357
  11,137 Lewis Galoob Toys Inc. ..................................       231,093
     638 Liqui-Box Corp. .........................................        22,649

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 5.9% (CONTINUED)
  94,000 Merrill Corp. ...........................................  $  3,807,000
  10,485 Michael Foods Inc. ......................................       226,738
   1,095 The North Face Inc. .....................................        24,295
   4,131 Oxford Industries Inc. ..................................       138,647
   1,628 Performance Food Group Co. ..............................        34,188
  18,659 Phillips Van Heusen Corp. ...............................       268,223
   3,627 Pilgrims Pride Corp. ....................................        42,617
  77,820 Pillowtex Corp. .........................................     1,853,089
     731 Quiksilver Inc. .........................................        24,900
   2,282 Riviana Foods, Inc. .....................................        40,505
   1,162 Robert Mondavi Corp., Class A Shares.....................        52,871
  17,475 Savannah Foods & Industries Inc. ........................       305,813
   9,110 Scholastic Corp. ........................................       312,018
   1,359 Schweitzer Mauduit International Inc. ...................        54,360
     333 Seaboard Corp. ..........................................        97,735
   4,700 Sovran Self Storage Inc. ................................       142,762
   8,738 Spiegel Inc. ............................................        55,705
  12,454 Sunglass Hut International Inc. .........................        90,291
  27,691 The Topps Co. ...........................................        93,457
  89,319 Toro Co. ................................................     3,315,968
   9,786 Toy Biz Inc. ............................................        86,851
  10,089 Tracor Inc. .............................................       303,931
  18,694 Tultex Corp. ............................................       107,491
     334 Tyco International Ltd. .................................        26,173
   2,143 Unitog Co. ..............................................        55,316
 100,000 Universal Corp. of Virginia..............................     3,637,500
  18,050 Universal Foods Corp. ...................................       700,566
   7,225 US Can Corp. ............................................       117,406
   4,496 US Rentals Inc. .........................................       121,954
   4,200 Walbro Corp.++...........................................        90,300
  18,698 Wausau Paper Mills Co. ..................................       409,019
  15,068 Windmere Durable Holdings Inc. ..........................       286,292
   7,164 WMS Industries Inc. .....................................       176,861
--------------------------------------------------------------------------------
                                                                      36,743,827
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 7.7%
   9,155 Aaron Rents Inc., Class A Shares.........................       155,635
  10,168 ABM Industries Inc. .....................................       249,752
   1,600 Ackerley Group Inc. .....................................        24,200
  40,431 ACNielsen Corp. .........................................       919,805
   4,515 Advo Inc. ...............................................        83,245
   5,549 All American Communications, Inc. .......................        99,882
   1,219 Amazon.Com Inc.++........................................        34,208
   1,024 AMC Entertainment Inc.++.................................        19,968
  13,065 American Radio Systems Corp. ............................       643,451
  14,100 Ames Department Stores, Inc. ............................       237,938
  16,039 AnnTaylor Stores Corp.+++................................       274,668
   6,750 Arbor Drugs Inc. ........................................       161,156
 131,067 ASA Holdings Inc. .......................................     3,899,243
  20,532 Ascent Entertainment Group, Inc. ........................       225,852
  30,301 Aztar Corp.+.............................................       212,107
     139 Bally's Grand Inc. ......................................         7,072
  22,200 Banta Corp. .............................................       599,400
   1,454 Berlitz International Inc.+..............................        38,168
  23,400 BJ's Wholesale Club Inc. ................................       675,675
  65,000 Borg Warner Automotive Inc. .............................     3,388,125
 112,812 Bowne & Co. Inc. ........................................     3,264,497

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 7.7% (CONTINUED)
  55,434 Brinker International Inc. ..............................  $    928,520
  10,210 C Tec Corp.+.............................................       395,638
   2,175 Cablevision Systems Corp., Class A Shares................       109,158
   1,525 Capstar Hotel Co. .......................................        49,944
   6,200 Carmike Cinemas Inc., Class A Shares+....................       195,300
  11,800 Carson Pirie Scott & Co.+................................       418,900
   6,173 Casey's General Stores Inc. .............................       140,436
   8,001 Century Communications Corp., Class A Shares+............        52,007
  75,321 Charming Shoppes Inc.+...................................       454,280
  13,457 Checkpoint Systems Inc. .................................       190,080
  17,397 Choice Hotels Corp. .....................................       331,630
   5,541 CMAC Investment Corp. ...................................       255,579
   2,351 Coinmatch Laundry Corp. .................................        49,959
     885 Cox Radio Inc. ..........................................        23,674
   8,300 CPI Corp. ...............................................       197,125
   1,124 Dart Group Corp., Class A Shares.........................       122,516
     772 Data Dimensions Inc. ....................................        25,766
 154,016 Del E. Webb Corp. .......................................     2,695,280
   3,653 Delchamps Inc. ..........................................       108,220
  11,800 Dress Barn Inc.+.........................................       241,900
   5,919 E Town Corp. ............................................       189,408
   5,301 Eagle Hardware & Garden Inc.+++..........................       116,291
     962 Education Management Corp. ..............................        25,493
   2,798 Einstein/Noah Bagel Corp. ...............................        29,729
  23,159 Equity Inns Inc. ........................................       335,806
  13,446 Exabyte Corp. ...........................................       157,991
  11,400 Fabric Centers of America Inc., Class A Shares...........       277,875
   3,553 Family Golf Centers, Inc. ...............................        82,385
  32,966 Fingerhut Cos. Inc.++....................................       667,562
   3,122 Florida Panthers Holdings, Inc. .........................        65,172
  17,976 Franklin Convey Co. .....................................       447,153
   4,443 GC Cos. Inc.+............................................       179,108
   1,685 Genovese Drug Stores, Inc. ..............................        29,488
  11,400 Gibson Greetings Inc.+...................................       256,500
  23,505 Grand Casinos, Inc. .....................................       362,858
  11,812 The Great Atlantic & Pacific Tea Co., Inc ...............       296,038
     500 Grey Advertising Inc. ...................................       155,000
   1,166 Hach Co. ................................................        23,903
  12,545 Hancock Fabric Inc. .....................................       156,813
  11,009 Hollywood Park Inc.+.....................................       192,658
  23,400 Homebase Inc. ...........................................       184,275
  16,056 Hospitality Property Trust...............................       537,876
   9,647 Host Marriott Services Corp. ............................       138,073
   1,301 HSB Group Inc. ..........................................        69,929
  10,600 Huffy Corp. .............................................       163,637
   4,951 IHOP Corp. ..............................................       181,640
   4,574 Jacor Communications, Inc. ..............................       201,256
  13,653 John H. Harland Co. .....................................       270,500
   7,336 Jones Intercable Inc. ...................................        81,613
  22,146 Kelly Services Inc., Class A Shares......................       741,891
  50,857 Laidlaw Environmental Services Inc. .....................       235,214
   4,338 Landry's Seafood Restaurants, Inc. ......................       104,112
   4,741 Libbey Inc. .............................................       181,936
   2,900 Linens 'N Things Inc. ...................................        84,100
   9,239 Lone Star Steakhouse & Saloon, Inc. .....................       158,795
  21,668 Longs Drug Stores Corp. .................................       548,471
 165,686 Luby's Cafeterias Inc. ..................................     3,261,943

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 7.7% (CONTINUED)
   9,432 Marcus Corp. ............................................  $    234,031
  20,000 Marsh Supermarkets Inc. .................................       300,000
   8,610 Marvel Entertainment Group Inc.++........................        16,144
  13,015 Michaels Stores Inc.+....................................       318,054
   8,952 MicroAge Inc.+...........................................       243,382
  32,489 Mobil Telecommunication Technologies Corp. ..............       397,990
 108,607 Nash Finch Co. ..........................................     2,321,475
   2,934 National Media Corp. ....................................        15,403
   7,116 On Command Corp. ........................................       104,961
   2,209 Paxson Communications Corp. .............................        26,784
   2,909 Personnel Group of America Inc. .........................        97,451
   5,844 Pier 1 Imports Inc. .....................................        99,348
   6,671 Pinkertons Inc. .........................................       155,506
   7,222 Polaris Industries Inc. .................................       207,632
  14,702 Pool Energy Services Co.+................................       460,356
  15,752 Prime Hospitality Corp.+.................................       299,288
   9,964 Prime Retail Inc. .......................................       143,855
   5,941 Proffitt's, Inc. ........................................       318,957
     504 Quality Food Centers Inc. ...............................        20,727
   1,609 Rainforest Cafe Inc. ....................................        43,242
   2,386 Rare Hospitality International Inc. .....................        29,825
     839 Regis Corp. .............................................        20,293
  10,054 Rio Hotel & Casino Inc. .................................       196,681
   7,263 Rollins Inc. ............................................       157,062
  10,619 Ruby Tuesday Inc. .......................................       286,713
  21,521 Ruddick Corp. ...........................................       322,815
  38,300 Ryans Family Steak Houses Inc.+..........................       354,275
  10,905 Rykoff-Sexton, Inc. .....................................       275,351
  41,283 Safety-Kleen Corp. ......................................       833,401
   6,143 Sbarro Inc. .............................................       164,325
  17,380 Scotts Co., Class A Shares+..............................       486,640
  72,106 Service Merchandise Inc.+................................       279,411
  16,145 Shoney's Inc.+...........................................        92,834
  13,042 Shopko Stores Inc. ......................................       358,655
  10,799 Showboat Inc. ...........................................       179,533
   8,236 Silgan Holding Inc. .....................................       337,676
     665 Sinclair Broadcast Group Inc., Class A Shares............        24,771
   7,027 Sonic Corp. .............................................       155,472
  13,586 Spelling Entertainment Group, Inc. ......................       106,141
   9,507 The Sports Authority, Inc. ..............................       177,068
  17,288 Storage USA Inc. ........................................       706,647
  13,293 Station Casinos Inc. ....................................       100,528
   2,100 Syms Corp. ..............................................        26,644
  34,386 TCI Satellite Entertainment Inc., Class A Shares.........       237,478
   7,546 Talbots, Inc. ...........................................       199,497
   3,944 Tanger Factory Outlet Center, Inc. ......................       114,622
   7,207 Thomas Nelson Corp. .....................................        90,087
  13,878 True North Communications Inc. ..........................       348,685
  15,435 Trump Hotels & Casino Resorts, Inc. .....................       179,432
   6,747 Uni First Corp. .........................................       161,928
   4,852 United International Holdings............................        51,856
   7,943 Value City Department Stores Inc.+.......................        63,544
   8,315 Wackenhut Corp. .........................................       165,261
  10,222 Winston Hotels Inc. .....................................       136,719
  23,128 World Color Press Inc. ..................................       690,949
  24,525 Zale Corp.+..............................................       527,287
--------------------------------------------------------------------------------
                                                                      47,857,143
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 7.5%
   9,100 ACX Technologies Inc. ...................................  $    238,306
  10,150 American Exploration Co. ................................       171,281
 263,087 Aquila Gas Pipeline Corp. ...............................     2,745,971
   7,178 Arch Coal Inc. ..........................................       198,741
  37,215 Atlantic Energy Inc. ....................................       644,285
   6,468 Benton Oil & Gas Co. ....................................       103,084
  80,625 C&D Technology Inc. .....................................     3,219,961
  14,529 Cabot Oil & Gas Corp., Class A Shares....................       336,891
   1,000 Cairn Energy USA Inc. ...................................        11,438
   7,776 Capsure Holdings Corp. ..................................       108,864
   6,370 Cascade Corp. ...........................................       115,058
   9,900 Coho Energy Inc. ........................................        96,525
  14,780 Comstock Resources Inc. .................................       181,055
   1,282 DII Group, Inc. .........................................        70,190
     207 DLB Oil & Gas Inc. ......................................         3,131
   7,834 Devon Energy Co. ........................................       334,414
  89,116 Eastern Enterprises......................................     3,180,327
  25,176 Equitable Resources Inc. ................................       769,441
  19,665 Forest Oil Corp. ........................................       314,640
   9,929 HS Resources Inc. .......................................       151,417
   3,496 Holly Corp. .............................................        91,551
   4,086 Hugoton Energy Corp. ....................................        49,543
   6,073 Imco Recycling Inc. .....................................       116,526
  64,350 Kelley Oil & Gas Corp. ..................................       176,962
   3,495 Lomak Petroleum, Inc. ...................................        61,599
   6,439 Louis Dreyfus Natural Gas Corp.+.........................       123,146
   6,827 Magnetek Inc.+...........................................       143,794
   7,862 Meridian Resource Corp.++................................        85,991
 150,000 Mitchell Energy & Development Corp. .....................     3,750,000
 135,000 Montana Power Co. .......................................     3,113,437
 170,000 Monterey Resources, Inc. ................................     3,506,250
  12,803 New Jersey Resources Corp. ..............................       410,496
   5,157 North Carolina Natural Gas Corp. ........................       161,479
  15,936 Northwest Natural Gas Co. ...............................       398,400
   7,968 Nuevo Energy Co.+........................................       404,874
   6,273 NUI Corp. ...............................................       144,279
   3,700 Ocean Energy Inc. .......................................       237,956
   3,629 Oceaneering International Inc.+..........................        84,601
 184,918 Offshore Logistics Inc.+.................................     3,228,753
  35,287 Ogden Corp. .............................................       818,217
  14,895 Parker Drilling Co.+.....................................       196,428
 115,000 Penn Virginia Corp. .....................................     3,162,500
  25,967 Quaker State Corp. ......................................       402,488
     812 RMI Titanium Co. ........................................        17,001
   3,238 RPC Inc. ................................................        70,022
   9,208 Seacor Smit Inc. ........................................       498,383
   4,704 Semco Energy Inc. .......................................        84,672
  21,900 Sierra Pacific Resources.................................       684,375
  20,632 Snyder Oil Corp. ........................................       406,193
   8,271 Tejas Gas Corp. .........................................       392,873
  20,412 Tesoro Petroleum Corp. ..................................       349,556
  19,998 Titan Exploration Co. ...................................       194,981
  15,428 Tom Brown Inc. ..........................................       377,986
   2,472 Trigen Energy Corp. .....................................        50,830
  91,401 Vintage Petroleum Inc. ..................................     3,924,530
   7,955 Westcorp, Inc. ..........................................       171,530

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 7.5% (CONTINUED)
 125,483 Western Gas Resource Inc. ...............................  $  2,384,177
 120,000 Zeigler Coal Holdings Co. ...............................     3,067,500
--------------------------------------------------------------------------------
                                                                      46,538,899
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 13.1%
   2,906 Aames Financial Corp.++..................................        51,763
   8,660 Albank Financial Corp. ..................................       333,410
  12,250 Alfa Corp. ..............................................       179,156
  11,058 Allied Group Inc. .......................................       489,317
   9,993 Amcore Financial Inc. ...................................       297,292
  12,079 AMERCO+..................................................       324,623
   6,100 American Annuity Group, Inc. ............................       126,575
     600 American Financial Enterprises...........................        26,700
   6,545 American Heritage Life Investment Corp. .................       231,120
   2,800 Amerin Co. ..............................................        64,750
   3,619 Amerus Life Holdings Inc., Class A Shares................       104,046
  11,063 AMRESCO Inc. ............................................       329,817
 158,973 Amvestors Financial Corp.++..............................     3,755,737
  23,510 Arcadia Financial Ltd.++.................................       233,631
  13,304 Astoria Financial Corp. .................................       640,255
   4,800 Avatar Holdings Inc.+....................................       147,600
  10,000 Baldwin & Lyons Inc., Class B Shares.....................       193,750
   8,200 Bay View Capital Corp. ..................................       212,175
   2,850 BOK Financial Corp. .....................................       108,300
   7,600 Capital Re Corp. ........................................       386,175
   5,504 Capitol Transamerican Corp. .............................       143,104
   7,233 Capmac Holdings Inc. ....................................       200,716
 166,244 Capstead Mortgage Corp. .................................     4,363,905
  16,312 Cash America International Inc. .........................       175,354
 125,000 Centris Group Inc. ......................................     2,773,437
   5,358 Chatwell RE Corp. .......................................       183,511
   7,231 Chemical Financial Corp. ................................       256,701
  88,311 Chittenden Corp. ........................................     3,024,652
  14,945 Commerce Group Inc. .....................................       417,526
   2,921 Compdent Corp. ..........................................        70,834
   3,200 CPB Inc. ................................................       118,400
   1,630 Credit Acceptance Corp. .................................        23,024
  10,421 Delphi Financial Group Inc., Class A Shares..............       456,570
   1,206 Delta Financial Corp.++..................................        23,743
  13,227 Downey Financial Corp. ..................................       292,647
   1,838 E.W. Blanch Holdings Inc. ...............................        53,991
 123,631 Eaton Vance Corp. .......................................     3,538,937
   9,236 Enhance Financial Services Group Inc.++..................       427,165
  13,510 F&M National Corp. ......................................       368,148
  12,892 FBL Financial Group Inc. ................................       412,544
   9,723 FNB Corp. ...............................................       294,121
   7,750 Fidelity National Financial Corp. .......................       134,656
   4,375 Financial Federal Corp. .................................        68,633
  21,498 Financial Security Assurance Holdings Ltd.++.............       893,511
   7,490 First American Financial Corp. ..........................       335,178
  14,947 First Commonwealth Financial Corp. ......................       319,492
   2,400 First Federal Financial Services Corp. ..................       100,800
  10,408 First Financial Caribbean Corp. .........................       187,344
   3,399 First Financial Corp., Indiana...........................       129,162
 125,126 First Financial Corp., Wisconsin.........................     4,035,313
   4,490 First Financial Holding Inc. ............................       148,170
   6,567 First Indiana Corp. .....................................       134,624

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 13.1% (CONTINUED)
  4,865 First Source Corp. .......................................  $    127,706
  3,861 Foremost Corp. ...........................................       214,768
 12,000 Fort Wayne National Corp., Indiana........................       378,000
 28,830 Franchise Financial Corp. ................................       722,552
 15,383 Fremont General Corp. ....................................       613,397
  3,986 Frontier Insurance Group Inc. ............................       139,510
 14,686 Fulton Financial Corp. ...................................       403,865
  4,370 Fund American Enterprises Holdings Inc. ..................       461,035
 11,972 Gainsco Inc. .............................................       107,000
  2,631 Grand Premier Financial Inc. .............................        33,874
  9,600 Great Financial Corp. ....................................       320,400
  6,422 Guarantee Life Cos. Inc. .................................       171,789
 11,148 Hambrecht & Quist Inc. ...................................       351,859
  5,751 Hancock Holding Co. ......................................       277,486
  3,900 Harleysville Group Inc. ..................................       165,263
  5,718 Harleysville National Corp. of Pennsylvania...............       194,412
 12,509 Hartford Life Inc., Class A Shares........................       466,742
  7,044 Heritage Financial Services Inc. .........................       135,597
 10,152 HFNC Financial Corp.++....................................       163,701
  9,636 Highlands Insurance Group, Inc. ..........................       227,048
 16,007 Homeside, Inc. ...........................................       364,159
 10,575 HUBCO Inc. ...............................................       323,859
  5,549 Imperial Credit Mortgage Holdings.........................       136,991
  9,321 Integon Corp. ............................................       235,938
 78,770 Interra Financial Inc. ...................................     3,426,495
    252 Investors Financial Services, Class A Shares..............        11,182
  1,614 Irwin Financial Corp. ....................................        51,648
    763 Jefferies Group Inc. .....................................        51,884
 10,230 Jefferson Bankshares Inc. ................................       396,413
 18,100 John Alden Financial Corp. ...............................       516,981
  5,908 JSB Financial Inc. .......................................       268,076
  2,784 Kansas City Life Insurance Co. ...........................       226,896
 38,488 Keystone Financial Inc. ..................................     1,303,781
  8,258 Legg Mason Inc. ..........................................       509,931
  8,798 Liberty Corp. ............................................       381,613
  6,776 Life Re Corp. ............................................       347,693
 11,500 Life USA Holding Inc. ....................................       173,937
  6,678 Long Beach Financial Corp. ...............................        75,962
 22,796 Magna Group Inc. .........................................       827,780
  1,426 Markel Corp. .............................................       205,166
  2,141 McDonald & Co. Investments Inc. ..........................        94,472
 98,400 McGrath Rent Corp. .......................................     2,263,200
  3,670 Meadowbrook Insurance Group, Inc. ........................        94,273
  7,539 Medical Assurance Inc. ...................................       376,950
 98,208 Mercury Finance Co.++.....................................       153,450
 13,147 Mid Am Inc. ..............................................       226,789
  4,688 Mid America Bancorp.......................................       125,404
  7,460 MMI Cos. Inc. ............................................       186,966
  7,926 MoneyGram Payment Systems, Inc. ..........................       138,705
 59,700 Morgan Keegan Inc. .......................................     1,526,081
 10,108 National Auto Credit Inc. ................................        83,391
  3,583 National Processing Inc. .................................        36,502
  1,359 National Western Life Insurance, Class A Shares...........       120,271
  1,994 Nationwide Financial Services Inc., Class A Shares........        55,334
 10,966 North American Mortgage Co. ..............................       283,745
  2,688 NYMAGIC Inc. .............................................        64,848
  5,531 Ocwen Asset Investment Corp. .............................       129,287

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 13.1% (CONTINUED)
   5,850 Omega Financial Corp. ...................................  $    209,138
 109,938 Orion Capital Corp. .....................................     4,672,365
   4,102 PEC Israel Economic Corp. ...............................        84,860
   3,393 Penn Treaty American Corp. ..............................       109,000
  18,651 Penncorp Financial Group Inc. ...........................       597,998
   6,540 Peoples First Corp. .....................................       187,207
  17,400 Peoples Heritage Financial Group Inc. ...................       648,150
  29,490 Phoenix Duff & Phelps Co. ...............................       224,861
   8,622 Piper Jaffray Inc. ......................................       195,073
  18,171 Presidential Life Corp. .................................       347,520
   9,953 Price Enterprises Inc. ..................................       220,210
  20,103 Primark Corp.+...........................................       546,550
  98,194 PXRE Corp. ..............................................     2,933,546
     908 Quick & Reilly Group, Inc. ..............................        31,099
 124,420 Raymond James Financial Inc. ............................     3,608,180
  11,432 Reinsurance Group of America.............................       685,205
   8,436 Resource Bankshares Management Group Inc. ...............       142,357
  11,212 Risk Capital Holdings Inc. ..............................       250,869
   4,010 RLI Corp. ...............................................       151,879
   7,544 Scpie Holdings Inc. .....................................       211,232
   4,213 Seafield Capital Corp. ..................................        98,479
  10,362 Security Capital Atlantic, Inc. .........................       233,793
   6,652 Security Capital Corp., Wisconsin........................       688,482
  10,637 Selective Insurance Group Inc. ..........................       523,872
  19,379 Shurgard Storage Centers Inc., Class A Shares............       534,134
   5,935 Smart & Final Inc. ......................................       140,214
  70,000 Southwest Securities Group, Inc. ........................     1,680,000
   3,600 SPS Transaction Services, Inc. ..........................        76,725
  12,437 Standard Financial Inc. .................................       317,143
  11,999 State Auto Financial Corp. ..............................       266,978
   2,538 Student Loan Corp. ......................................       104,058
  13,726 Thornberg Mortgage Asset Corp. ..........................       317,414
   4,228 Titan Holdings Inc. .....................................        90,638
  12,090 TR Financial Corp. ......................................       333,986
   8,838 Trans Financial Inc. ....................................       256,854
   8,480 Trenwick Group Inc. .....................................       308,460
     610 Triad Guaranty Inc. .....................................        34,160
   9,942 The Trust Co. of New Jersey..............................       181,441
  22,054 Trustmark Corp. .........................................       634,742
  11,454 UMB Financial Corp. .....................................       515,430
  19,856 United Cos. Financial Corp.++............................       565,896
   4,851 United Fire & Casualty Co. ..............................       186,764
   5,454 United Wisconsin Services Inc. ..........................       178,278
  12,088 UST Corp. ...............................................       259,892
   1,151 Value Line Inc. .........................................        42,011
   6,404 Vesta Insurance Group Inc. ..............................       315,797
   8,617 Washington National Corp. ...............................       254,201
   2,426 WFS Financial Inc.++.....................................        48,217
  10,690 WR Berkley Corp. ........................................       591,291
   6,789 WSFS Financial Corp. ....................................       102,684
   3,230 White River Corp.+.......................................       218,025
  12,061 Whitney Holding Corp. ...................................       485,455
   8,215 Zenith National Insurance Corp. .........................       221,292
  16,902 Zurich Reinsurance Center Holdings, Inc. ................       666,573
--------------------------------------------------------------------------------
                                                                      81,344,840
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 5.0%
   5,136 Alpharma, Inc. ..........................................  $    112,671
     856 Alpharma, Inc. Rights, Expire 11/25/97...................         4,708
  10,310 AMLI Residential Property Trust..........................       234,552
   5,136 American Homepatient Inc. ...............................        78,624
  12,739 American Oncology Resources, Inc. .......................       174,365
   1,428 Amerisource Health Corp., Class A Shares.................        71,489
  11,933 Apria Healthcare Group Inc. .............................       208,827
     548 Arbor Healthcare Co. ....................................        19,385
     716 Arrow International Inc. ................................        21,211
   1,750 ATL Ultrasound Inc. .....................................        71,094
  25,707 Avalon Properties Inc.++.................................       721,403
   2,592 Bacou USA Inc. ..........................................        42,444
  70,000 Bergen Brunswig Corp., Class A Shares....................     2,940,000
 140,665 Bindley Western Industries Inc. .........................     3,543,000
   5,661 Bio Rad Labs Inc., Class A Shares........................       159,569
   5,101 Block Drug Inc., Class A Shares..........................       242,298
   8,037 Capstone Pharmacy Services Inc. .........................        95,942
   5,367 Cardiothoratic Systems Inc. .............................        59,037
  14,268 Cephalon Inc. ...........................................       153,381
 105,715 Chemed Corp. ............................................     3,977,527
   3,652 Clinitrials Research Inc. ...............................        33,781
     978 Closure Medical Corp. ...................................        27,262
   9,459 CNS Inc. ................................................        83,357
   3,612 Coherent Inc. ...........................................       165,700
   7,479 Conmed Corp. ............................................       139,296
   9,038 Datascope Corp. .........................................       190,928
   7,984 Deltic Timber Corp. .....................................       236,027
   6,599 Diagnostic Products Corp. ...............................       183,122
   4,800 Gensia Sicor Inc. .......................................        25,200
   3,141 Gilead Sciences Inc. ....................................       101,690
   1,778 Graham Field Health Products Inc. .......................        26,337
  15,452 GranCare Inc.+++.........................................       185,424
   1,174 Gulf South Medical Supply, Inc. .........................        29,643
  15,505 Haemonetics Corp. .......................................       282,966
   3,872 HCIA Inc. ...............................................        60,016
     576 Healthplan Services Corp. ...............................        12,350
  35,658 Horizon/CMS Healthcare Corp.+............................       733,218
  23,647 ICN Pharmaceutical, Inc. ................................       854,248
  12,079 IDEXX Laboratories Inc. .................................       227,236
  21,400 IES Industries Inc. .....................................       655,375
  28,861 Imation Corp. ...........................................       781,051
 108,259 Integrated Health Services Inc.++........................     3,572,547
   8,506 Invacare Corp. ..........................................       178,626
   1,271 Kinetic Concept, Inc. ...................................        23,355
  42,491 Laboratory Corp. of America..............................       111,539
   7,225 Living Centers of America Inc.+..........................       277,259
  10,394 Magellan Health Services, Inc. ..........................       317,017
  17,046 Mariner Health Group Inc. ...............................       247,167
   4,584 Marquette Medical System, Inc. ..........................       118,611
  30,893 Medaphis Corp. ..........................................       281,899
   1,796 Medical Manager Corp. ...................................        31,430
   4,412 Medical Resources Inc. ..................................        71,144
  26,901 Merry Land & Investment Co., Inc. .......................       585,097
   5,680 Mid Atlantic Medical Services, Inc. .....................        87,685
   1,540 Morrison Health Care Inc. ...............................        26,469
  13,012 National Health Investors Inc. ..........................       507,468
   2,148 Neurogen Corp. ..........................................        42,289
  13,520 Neuromedical Systems Inc.++..............................        47,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 5.0% (CONTINUED)
  42,298 Novacare Inc. ...........................................  $    637,114
   3,179 OEC Medical Systems Inc. ................................        55,831
  13,240 Omega Healthcare Inc. ...................................       432,783
   1,966 Owens & Minor Inc. Holding Co. ..........................        26,664
   7,600 Paragon Trade Brands Inc.+...............................       121,125
  47,482 Perrigo Co. .............................................       679,586
  25,313 Physician Corp. of America...............................       172,445
  10,714 Physician Resource Group Inc.............................        94,417
   1,420 Phymatrix Inc. ..........................................        17,218
  21,741 Playtex Products Inc.+...................................       213,334
  19,352 Quest Diagnostics Inc.++.................................       361,641
  13,125 Read-Rite Corp. .........................................       376,523
   4,893 Regency Health Services Inc. ............................       105,505
   4,030 Regeneron Pharmaceuticals Inc. ..........................        37,278
      17 Response Oncology Inc. ..................................           123
   3,626 Rightchoice Managed Care, Inc. ..........................        39,433
   9,073 Roberts Pharmaceutical Corp.+............................       101,504
   2,728 Rotech Medical Corp. ....................................        49,104
   4,891 Scios Inc.+..............................................        36,683
  10,089 Sierra Health Services, Inc. ............................       332,306
   9,199 Smiths Food & Drug Centers Inc., Class B Shares..........       503,645
   8,205 Spacelabs Medical, Inc.+.................................       181,536
  15,119 Summit Technology Inc. ..................................       100,163
  31,571 Sun Healthcare Group Inc.+++.............................       678,776
  11,117 Sunrise Medical Inc. ....................................       164,671
   1,048 TECNOL Medical Products, Inc. ...........................        22,532
     863 Thermotrex Corp. ........................................        21,953
     971 Trex Medical Corp. ......................................        15,050
  30,001 Trigon Healthcare Inc. ..................................       716,274
   4,756 Veterinary Centers of America, Inc. .....................        65,989
   2,586 Vital Signs Inc. ........................................        45,255
     965 Vitalink Pharmacy Services, Inc. ........................        19,119
     995 Wesley Jessen VisionCare, Inc. ..........................        25,870
   9,788 West Co., Inc. ..........................................       304,651
--------------------------------------------------------------------------------
                                                                      31,248,777
--------------------------------------------------------------------------------
 REAL ESTATE -- 6.5%
   3,650 Alexandria Real Estate Equities, Inc. ...................        95,584
  10,200 Allied Capital Commercial Corp. .........................       239,700
   3,459 Ambassador Apartments, Inc. .............................        76,963
  10,402 American General Hospitality Corp. ......................       268,502
 155,804 American Health Properties, Inc. ........................     3,836,674
  12,455 Apartment Investment & Management Co. ...................       404,009
  23,889 Arden Realty Inc. .......................................       689,795
     579 Atria Communities Inc. ..................................        10,350
  16,331 Bay Apartment Community Inc. ............................       607,309
   7,155 Bedford Property Investors, Inc. ........................       146,678
  16,400 Berkshire Realty Co. ....................................       185,525
   5,419 Boykin Lodging Co. ......................................       139,539
  14,476 Bradley Real Estate Inc. ................................       271,425
  24,513 BRE Properties, Class A Shares...........................       660,319
   2,800 Bristol Hotel Co. .......................................        77,875
  16,600 Burnham Pacific Property Inc. ...........................       230,325
  25,891 Cali Realty Corp. .......................................       964,440
  21,985 Camden Property Trust ...................................       648,558
  11,032 Capstone Capital Corp. ..................................       262,010
  10,037 Castle & Cooke Inc. .....................................       176,902

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 6.5% (CONTINUED)
   3,939 CB Commercial Real Estate Services Group, Inc. ..........  $    124,079
  15,496 CBL & Associates Properties, Inc.........................       374,810
  11,696 Centerpoint Properties Corp. ............................       375,734
   6,451 Charles E. Smith Residential Realty, Inc.................       196,755
  15,245 Chateau Communities Inc. ................................       459,256
   6,130 Chelsea GCA Realty, Inc..................................       230,258
  17,700 Colonial Properties Trust................................       511,088
   8,821 Columbus Realty Trust....................................       200,126
  14,479 Commercial Net Lease Realty Inc. ........................       228,044
  22,569 Cornerstone Properties Inc. .............................       400,600
  19,500 Cornerstone Realty Income Trust..........................       229,125
   4,833 Cousins Properties Inc...................................       128,981
   4,042 Cresent Operating Inc. ..................................        65,177
  26,516 Criimi Mae Inc., Maryland................................       442,486
  18,308 Crown American Realty Trust..............................       177,359
   6,100 Developers Divers Realty Corp. ..........................       237,138
  29,551 Dynex Capital Inc. ......................................       419,255
   8,302 Eastgroup Properties, Inc. ..............................       169,672
   8,080 Essex Property Trust Inc. ...............................       258,560
  13,524 Evans Withycombe Residential, Inc. ......................       322,040
   3,464 Everen Capital Corp. ....................................       113,879
 116,825 Excel Realty Trust Inc. .................................     3,460,941
  17,948 Federal Realty Investment Trust..........................       452,065
  21,369 First Industrial Realty Trust............................       659,768
  16,326 First Union Real Estate Investments......................       214,279
  13,786 Gables Residential Trust.................................       362,744
   6,136 Getty Realty Corp. ......................................       107,380
   6,294 Glenborough Realty Trust Inc. ...........................       162,464
 135,500 Glimcher Realty Trust....................................     2,794,688
   3,920 Great Lakes Real Estate Investment Trust, Inc. ..........        68,845
   7,421 Grubb & Ellis Co. .......................................       109,460
  12,946 Health Care Real Estate Investment Trust, Inc. ..........       338,214
   1,822 Healthcare Investors of America, Inc. ...................        67,756
   9,733 Healthcare Realty Trust..................................       276,782
  24,961 Highwoods Properties Inc. ...............................       811,232
   4,952 Home Properties NY Inc. .................................       112,349
   6,608 Homestead Village Inc. ..................................       110,684
  11,116 Horizon Group Inc. ......................................       139,645
  36,379 INMC Mortgage Holdings Inc. .............................       870,822
  21,901 Innkeepers USA Trust.....................................       333,990
  11,882 Insignia Financial Corp., Class A Shares.................       225,758
   2,783 Interstate Hotels Co. ...................................        79,663
  16,600 IRT Property Co.++.......................................       201,275
   8,520 JDN Realty Corp. ........................................       277,432
   7,800 JP Realty Inc. ..........................................       192,075
   6,706 Kilroy Realty Corp. .....................................       171,422
  12,781 Koger Equity Inc. .......................................       247,632
  28,946 Liberty Property Trust...................................       743,550
  14,983 LTC Properties Inc. .....................................       282,804
  15,500 Manufactured Home Communities, Inc. .....................       363,281
   7,471 Meridian Industrial Trust, Inc. .........................       170,899
   9,600 MGI Properties Inc. .....................................       222,600
   9,000 Mid-America Apartment Communities Inc. ..................       246,937
   9,473 National Golf Properties Inc. ...........................       303,728
  29,652 Nationwide Health Properties, Inc........................       670,876
  10,900 Oasis Residential Inc. ..................................       254,787
   6,214 Pacific Gulf Properties Inc. ............................       142,145

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 6.5% (CONTINUED)
  14,503 Post Properties Inc. ....................................  $    541,143
  16,122 Prentiss Properties Trust................................       445,370
   6,852 The Price Real Estate Investment Trust Inc. .............       259,948
  16,321 Realty Income Corp. .....................................       450,868
  17,556 Red Roof Inns Inc. ......................................       306,133
  10,688 Regency Realty Corp. ....................................       283,900
  15,800 RFS Hotel Investors Inc. ................................       292,300
   5,400 Saul Centers Inc. .......................................        94,500
   8,857 Storage Trust Realty.....................................       224,746
   1,140 Suburban Lodges of America, Inc. ........................        29,212
  13,514 Summit Properties Inc. ..................................       269,435
  11,026 Sun Communities Inc. ....................................       388,666
  13,355 Sunstone Hotel Investors Inc. ...........................       201,160
  22,200 Taubman Centers Inc. ....................................       283,050
  10,155 Trinet Corp. Realty Trust, Inc...........................       361,137
 180,000 United Dominion Realty Trust, Inc. ......................     2,542,500
   5,400 Universal Health Realty Inc. ............................       106,650
   4,500 Urban Shopping Centers Inc. .............................       139,219
   1,426 Vistana Inc. ............................................        25,846
  10,985 Walden Residential Properties, Inc. .....................       262,267
   3,294 Walter Industries, Inc...................................        59,910
   3,663 Washington Real Estate Investment Trust..................        61,813
   9,421 Weeks Corp. .............................................       296,761
  11,100 Western Real Estate Investment Trust.....................       149,156
--------------------------------------------------------------------------------
                                                                      39,983,566
--------------------------------------------------------------------------------
 TECHNOLOGY -- 6.8%
   2,697 Aerial Communications Inc. ..............................        23,430
 154,281 Aliant Communications, Inc. .............................     3,490,608
     927 Allen Telecom Inc. ......................................        22,132
  17,305 Alliance Semiconductor Corp.++...........................       229,291
   4,428 Alliant Techsystems, Inc. ...............................       285,883
   8,821 American Business Products Inc. .........................       203,986
   7,030 Ampex Corp., Class A Shares..............................        32,953
   5,000 Analogic Corp. ..........................................       188,750
  13,708 Anixter International Inc................................       221,898
  15,891 Antec Corp. .............................................       214,529
     512 Apex PC Solutions Inc. ..................................        20,480
   2,147 Auspex Systems Inc. .....................................        23,617
   1,736 Avid Technology Inc. ....................................        57,288
  13,192 BancTec Inc.+............................................       326,502
   1,001 BDM International, Inc. .................................        25,275
   1,531 Bea Systems Inc. ........................................        28,132
     707 Berg Electronics Corp. ..................................        29,031
  26,188 Borland International Inc.+..............................       232,419
  22,871 Boyd Gaming Corp. .......................................       190,115
   1,117 Brooks Fiber Properties, Inc. ...........................        37,559
   7,392 Brown & Sharpe Manufacturing Co., Class A Shares.........        98,406
     843 Cable Design Technologies................................        28,188
   1,174 Caci International Inc., Class A Shares..................        19,811
  10,730 California Microwave, Inc................................       174,363
   7,772 Centennial Cellular Corp., Class A Shares................       123,381
   2,047 Chips & Technologies Inc. ...............................        34,415
  36,435 Cirrus Logic Inc. .......................................       626,227
   4,044 Compucom Systems Inc. ...................................        40,693
   5,167 Compuserve Corp. ........................................        65,233
 100,000 Computer Data Systems Inc................................     3,050,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                            VALUE

------------------------------------------------------------------------------
 TECHNOLOGY -- 6.8% (CONTINUED)
   5,678 Computervision Corp. ..................................  $     14,195
  34,706 Comsat Corp. ..........................................       752,686
   2,381 CTS Corp. .............................................       192,861
  90,000 Dallas Semiconductor Corp. ............................     3,448,125
  25,200 Data General Corp.+++..................................       905,625
   4,165 Devon Group Inc. ......................................       158,270
  32,672 EG & G Inc. ...........................................       694,280
   1,134 Electoglas Inc. .......................................        36,288
   1,649 Electro Scientific Industries Inc. ....................        79,977
   2,223 Essex International Inc. ..............................        85,447
   5,765 Esterline Technologies Corp. ..........................       214,026
   5,899 Evans & Sutherland Computer Corp.+.....................       177,707
   5,345 Exar Corp. ............................................       108,570
   2,206 FEI Co. ...............................................        36,950
  16,034 Ferro Corp. ...........................................       603,279
   5,001 Fluke Corp. ...........................................       247,549
  13,487 FSI International Inc. ................................       249,510
  23,013 FTP Software Inc. .....................................        90,614
   9,391 General Datacomm Industries Inc. ......................        68,085
  15,060 Gerber Scientific Inc. ................................       325,672
  16,000 Global Industrial Technologies, Inc.+..................       303,000
   1,417 In Focus Systems, Inc. ................................        34,008
   4,888 InaCom Corp.+++........................................       168,636
  19,645 Information Resources Inc.+............................       353,610
  95,000 Innovex Inc. ..........................................     3,194,375
  55,242 Integrated Device Technology, Inc. ....................       752,672
   2,273 Integrated Process Equipment Corp.++...................        75,009
  29,466 Intergraph Corp. ......................................       292,818
  36,482 International Rectifier Corp. .........................       832,246
   1,107 Inter-Tel Inc. ........................................        31,688
   1,938 Intervoice Inc. .......................................        18,532
     547 LHS Group Inc.++.......................................        27,350
  22,615 LTX Corp. .............................................       178,800
  12,060 Marshall Industries+...................................       478,631
   4,054 McWhorter Technologies Inc.+...........................       109,711
   8,042 Media General Inc. ....................................       295,543
  42,143 Mentor Graphics Corp. .................................       489,912
   5,053 Metromail Corp. .......................................       109,903
  15,387 Micro Warehouse Inc. ..................................       401,985
     198 Microtouch Systems Inc. ...............................         6,237
   1,129 Midway Games Inc.++....................................        23,850
  16,088 Minerals Technologies Inc. ............................       639,498
 117,430 MTS Systems Corp. .....................................     3,757,760
  13,407 Mylex Corp. ...........................................       120,663
   7,865 National Computer Systems Inc. ........................       257,579
  10,160 Network Equipment Technologies, Inc. ..................       191,135
  25,635 Oak Technologies Inc. .................................       278,781
   1,590 Omniquip International Inc. ...........................        31,800
  11,863 Orbital Sciences Corp.+................................       257,279
 116,379 Park Electrochemical Corp. ............................     3,447,728
   2,096 Penn Engineering & Manufacturing Corp., Class A
          Shares ...............................................        51,090
   2,287 Phoenix Technology Ltd. ...............................        34,877
   2,590 Physician Computer Network, Inc. ......................        17,968
  12,243 Physician Reliance Network, Inc. ......................       121,665
  22,349 Picturetel Corp. ......................................       279,362
   6,223 Pioneer Group Inc. ....................................       202,248
   6,013 Plains Resources Inc. .................................       109,737

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 6.8% (CONTINUED)
  8,146 Policy Management Systems Corp. ..........................  $    489,269
  8,403 Progress Software Corp. ..................................       149,153
  2,240 Rambus Inc.++.............................................       178,080
  6,165 Rofin-Sinar Technologies Inc. ............................       106,346
  1,048 SDL Inc. .................................................        18,602
 24,674 Sequent Computer Systems Inc.+............................       695,498
  1,834 Shiva Corp. ..............................................        27,051
  4,047 SIII Inc. ................................................        65,005
 14,811 Silicon Valley Group Inc. ................................       499,871
  7,012 Siliconix Inc. ...........................................       269,962
  6,955 Southern Union Co. .......................................       159,096
  9,317 Standard Register Co. ....................................       318,525
 17,167 Stratus Computer Inc.+....................................       952,769
  4,142 Superior Telecom Inc. ....................................       156,619
  9,763 Symantec Corp. ...........................................       234,922
  5,014 Tech System Corp.+........................................       166,402
  8,129 Telxon Corp. .............................................       195,096
  1,693 Thermo Optek Corp.++......................................        29,204
  1,484 Thermospectra Corp. ......................................        18,550
  2,739 Trident Microsystems, Inc. ...............................        48,960
  1,198 Trimble Navigation Ltd. ..................................        20,216
  4,906 Ultratech Stepper Inc. ...................................       141,048
  3,173 Wall Data Inc.+...........................................        55,528
  6,684 Watkins Johnson Co. ......................................       229,763
  6,268 Winstar Communications Inc. ..............................       104,597
  5,363 Wonderware Corp. .........................................        98,880
 14,781 Zilog Inc. ...............................................       362,135
--------------------------------------------------------------------------------
                                                                      42,403,144
--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.7%
 10,074 Air Express International Corp. ..........................       305,998
 15,223 Airborne Freight Corp. ...................................       749,733
 11,175 Alaska Air Group Inc.+++..................................       306,614
 27,121 America West Holdings Corp. ..............................       327,147
  9,509 American Freightways Corp. ...............................       152,144
    767 Airnet Systems Inc. ......................................        16,395
 17,909 APL Ltd. .................................................       573,088
 15,491 Arnold Industries Inc. ...................................       331,120
  3,379 Aviation Sales Co. .......................................        95,457
  5,355 Banner Aerospace, Inc. ...................................        57,901
  7,293 Circle International Group Inc. ..........................       183,237
 14,538 Consolidated Freightways Corp. ...........................       227,156
  1,186 Covenant Transport, Inc. .................................        20,162
 12,293 Fritz Cos., Inc. .........................................       159,809
 34,400 Greyhound Lines Inc.+.....................................       135,450
  1,166 Halter Marine Group Inc. .................................        46,130
 17,062 J.B.Transportation Services Inc. .........................       283,656
  1,363 Hvide Marine Inc., Class A Shares.........................        42,083
 17,605 Kirby Corp.+..............................................       356,501
  7,681 Landstar Systems Inc. ....................................       210,267
  2,707 Midwest Express Holdings, Inc. ...........................        78,334
 11,488 Motivepower Industries Inc.++.............................       248,428
  6,710 M.S. Carriers Inc.+.......................................       157,685
 24,705 Newport News Shipbuilding, Inc. ..........................       478,659
 25,609 OMI Corp. ................................................       272,096
 56,000 Oshkosh Truck Corp. ......................................       847,000
 19,004 Overseas Shipholding Group Inc. ..........................       466,786

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TRANSPORTATION -- 2.7% (CONTINUED)
  13,062 Pittston Burlington Group................................  $    313,488
 153,178 Roadway Express Inc. ....................................     3,523,094
  27,469 Rollins Truck Leasing Corp. .............................       444,654
 130,000 Sea Containers Ltd. .....................................     3,087,500
  24,422 TransWorld Airlines, Inc.++..............................       178,586
   1,048 Trico Marine Services Inc. ..............................        32,488
  16,583 US Freightways Corp. ....................................       497,490
   8,575 ValuJet, Inc. ...........................................        47,162
  16,061 Werner Enterprises Inc. .................................       351,334
   5,800 Woodward Governor Co. ...................................       201,550
  10,871 XTRA Corp. ..............................................       510,257
  19,422 Yellow Corp. ............................................       609,365
--------------------------------------------------------------------------------
                                                                      16,926,004
--------------------------------------------------------------------------------
 UTILITIES -- 6.7%
  39,688 AGL Resources Inc. ......................................       751,592
   4,501 Aquarion Co. ............................................       117,307
  29,421 Atmos Energy Corp. ......................................       801,722
   8,934 Bay State Gas Co. .......................................       260,761
   9,654 Black Hills Corp. .......................................       269,105
   3,784 California Water Service Co. ............................       175,483
  13,232 Calpine Corp. ...........................................       244,792
   2,218 Cellular Communications International, Inc. .............        79,848
  72,400 Central Hudson Gas & Electric Corp. .....................     2,416,350
  16,507 Central Louisiana Electric Inc. .........................       433,309
  22,700 Central Maine Power Co. .................................       288,006
   1,074 CFW Communications Co. ..................................        19,869
  10,199 CIDCO Inc. ..............................................       218,004
   9,164 CILCORP Inc. ............................................       368,278
   7,190 Colonial Gas Co.++.......................................       171,661
  93,731 Commonwealth Energy Systems Co. .........................     2,308,126
   5,858 Connecticut Energy Corp. ................................       143,887
   3,846 Corecomm Inc. ...........................................        56,729
   6,904 CTG Resources Inc. ......................................       160,087
  43,127 Delmarva Power & Light Co.++.............................       773,591
 135,615 Eastern Utilities Associates++...........................     2,593,637
  40,502 El Paso Electric Co.+....................................       253,138
  10,805 Empire District Electric Co. ............................       185,036
  88,233 Energen Corp. ...........................................     3,181,903
   3,736 General Cable Corp. .....................................       129,359
   5,187 General Communications, Inc., Class A Shares.............        43,441
   5,867 Geotek Communications, Inc. .............................        25,668
  21,848 Glenayre Technologies, Inc. .............................       382,340
  22,135 Hawaiian Electric Industries Inc. .......................       801,010
  16,034 Indiana Energy Inc. .....................................       407,865
  11,142 Interim Services Inc. ...................................       550,136
   7,500 Interstate Power Co. ....................................       219,375
  11,713 Laclede Gas Co. .........................................       286,236
  10,659 Madison Gas & Electric Co. ..............................       215,845
  19,900 MDU Resources Group Inc. ................................       476,356
  21,471 Minnesota Power & Light Co. .............................       738,066
  34,819 Nevada Power Co..........................................       735,551
  13,709 Northwestern Public Service Co. .........................       264,755
  17,065 ONEOK Inc. ..............................................       552,479
   9,700 Orange & Rockland Utilities Inc. ........................       329,194
   8,557 Otter Tail Power Co. ....................................       278,102
   7,703 Pennsylvania Enterprises Inc. ...........................       201,722

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 6.7% (CONTINUED)
      11,847 Philadelphia Suburban Corp. ........................   $    274,702
      21,108 Piedmont Natural Gas Inc. ..........................        558,043
      10,686 Powertel Inc. ......................................        203,034
      10,045 Pricellular Corp. ..................................         84,127
       6,480 Primus Telecommunication Group, Inc. ...............         51,840
      30,354 Public Service Co. of New Mexico++..................        553,960
      12,913 Public Service Co. of North Carolina Inc. ..........        275,208
     122,490 Rochester Gas & Electric Co. .......................      2,886,171
      16,736 Sigcorp, Inc. ......................................        422,584
       5,980 South Jersey Industries Inc. .......................        143,520
      75,837 Southern California Water Co. ......................      1,658,934
      19,967 Southwest Gas Corp. ................................        395,596
      19,114 Southwestern Energy Co. ............................        243,704
       8,166 TNP Enterprises Inc. ...............................        191,391
      10,020 Tucson Electric Power Co. ..........................        159,694
      24,159 UGI Corp. ..........................................        631,154
      69,989 United Illuminating Co. ............................      2,445,241
      18,957 United Water Resources, Inc. .......................        338,856
      31,024 Washington Gas Light Co. ...........................        789,173
      39,664 Washington Water Power Co. .........................        773,448
       8,319 Western Wireless Corp. .............................        125,305
      13,423 Wicor Inc. .........................................        531,048
     150,000 World Fuel Services Corp. ..........................      3,468,750
      21,839 WPL Holdings Inc.++.................................        604,667
      17,502 WPS Resource Corp. .................................        488,962
       8,334 Yankee Energy Systems Inc. .........................        196,891
--------------------------------------------------------------------------------
                                                                      41,405,724
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (Cost -- $475,443,502)..........    601,698,839
--------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.1%
 $18,944,000 Goldman, Sachs & Co., 5.498% due 9/2/97; Proceeds at
             maturity -- $18,955,573;
             (Fully collateralized by U.S. Treasury Notes, 6.250%
             due 2/28/02;
             Market value -- $19,337,088) (Cost -- $18,944,000)..     18,944,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $494,387,502*)...   $620,642,839
--------------------------------------------------------------------------------

+ Non-income producing security.
++A portion of the security is on loan.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

Basic Industries 15.4%
Other Common Stocks 14.2%
Financial Services 13.1%
Consumer Durables and Non-Durables 11.0%
Banking 7.9%
Consumer Services 7.7%
Energy 7.5%
Technology 6.8%
Utilitties 6.7%
Capital Goods 6.6%
Repurchase Agreement 3.1%



                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE
--------------------------------------------------------------------------------

 COMMON STOCKS -- 96.7%
--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.6%
  34,200 Accustaff Inc. ..........................................  $    908,438
   1,000 AFC Cable Systems Inc. ..................................        30,000
  10,000 Aftermarket Technology Corp. ............................       227,500
  10,000 Allied Products Corp.+...................................       353,125
   6,000 A.M. Castle & Co.+ ......................................       154,500
   8,875 American Homestar Corp. .................................       211,890
   6,200 Atwood Oceanics Inc. ....................................       562,263
  22,700 Authentic Fitness Corp.+ ................................       356,106
  18,900 Berry Petroleum Co. .....................................       347,288
   1,550 Butler Manufacturing Co.+................................        55,800
  16,700 Caraustar Industries Inc.+...............................       600,156
  32,100 Cellnet Data Systems Inc. ...............................       385,200
  54,844 Champion Enterprises Inc. ...............................       946,059
   5,100 Chart Industries Inc.+...................................       102,319
   6,000 Chemfirst Inc. ..........................................       150,750
  38,909 CHS Electronics Inc. ....................................     1,502,860
   3,100 Church & Dwight Co., Inc.+...............................        88,738
   5,300 Clarcor Inc.+............................................       138,794
   5,100 Computer Learning Centers Inc. ..........................       244,800
   5,400 Concentric Network Corp. ................................        75,600
   2,613 Culbro Corp. ............................................       251,664
  18,400 Cymer Inc. ..............................................     1,672,101
  32,400 Dekalb Genetics Corp., Class B Shares+@..................     1,271,700
   5,800 Eagle Geophysical Inc. ..................................       118,900
  41,800 Education Management Corp. ..............................     1,107,700
  13,600 Evergreen Resources Inc. ................................       183,600
   3,500 Florida Panthers Holdings Inc. ..........................        73,063
  13,800 Freeport McMoRan Inc.+...................................       472,650
  22,600 G&K Services Inc., Class A Shares+.......................       788,175
  58,200 Gaylord Container Corp. .................................       549,263
  28,676 Getchell Gold Corp. .....................................       974,984
  16,800 Global Direct Mail Corp. ................................       369,600
  26,995 Golden Books Family Entertainment Inc. ..................       268,262
   7,800 Greenwich Air Service Inc. ..............................       234,000
  93,300 Harken Energy Corp. .....................................       577,294
  20,300 Hexcel Corp. ............................................       564,594
   6,800 Hirsch International Corp., Class A Shares...............       173,400
   4,400 Interim Services, Inc. ..................................       217,250
  15,000 John Wiley & Sons, Inc. .................................       486,562
   7,100 Lamalie Associates Inc. .................................       134,900
  34,626 Lawter International Inc.+...............................       454,466
   9,700 Layne Christensen Co. ...................................       195,213
  42,500 Learning Co. Inc.........................................       618,906
   6,600 LHS Group Inc............................................       330,000
  13,100 Lilly Industries Inc., Class A Shares+...................       289,838
   2,900 Liqui-Box Corp.+.........................................       102,950
  20,000 Littlefuse Inc...........................................       625,000
  13,100 Lomak Petroleum Inc.+....................................       230,888
   8,000 Macdermid Inc.+..........................................       620,000
  18,600 Medusa Corp.+............................................       874,200
  10,834 Morningstar Group Inc....................................       323,666
  19,200 Mycogen Corp.............................................       475,200
  65,400 Nautica Enterprises Inc..................................     1,557,337
 104,620 Newpark Resources Inc.@..................................     3,544,003
  10,700 NL Industries Inc........................................       141,775

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 BASIC INDUSTRIES -- 6.6% (CONTINUED)
   9,400 Nuevo Energy Co..........................................  $    477,638
  47,400 Oakwood Homes Co.+@......................................     1,285,725
   9,650 OM Group Inc.............................................       353,431
   5,277 Philip Services Corp.....................................        94,656
   8,825 Profit Recovery Group International Inc..................       156,644
  10,800 Quiksilver Inc...........................................       367,875
   4,600 Republic Group Inc.+.....................................        88,550
  13,900 Samsonite Corp...........................................       535,150
   5,200 Scotts Co................................................       145,600
   1,000 SEACOR SMIT Inc..........................................        54,125
  15,891 Seitel Inc...............................................       632,660
   4,700 Service Experts Inc......................................       121,319
  18,000 Shorewood Packaging Corp.................................       389,250
   5,369 Simpson Manufacturing Co., Inc...........................       197,981
   6,600 Sipex Corp...............................................       186,450
   7,900 Smartalk Teleservices Inc................................       181,700
  13,700 Speedway Motorsports Inc.................................       306,538
  41,200 Splash Technology Holdings Inc...........................     1,395,650
  11,127 SPX Corp.................................................       646,756
  18,900 St. John Knits Inc.+.....................................       796,163
  11,700 Staffmark Inc............................................       329,063
  12,100 Stein Mart Inc...........................................       338,800
  22,800 Stillwater Mining Co.....................................       478,800
   3,600 Strayer Education Inc.+..................................       134,100
  15,600 Superior Services Inc....................................       419,250
  17,800 Swift Energy Co..........................................       461,688
  18,500 Synetic Inc..............................................       797,813
  29,500 Telespectrum Worldwide Inc...............................       134,593
   6,900 Teletech Holdings Inc....................................       112,987
  18,400 Titanium Metals Corp.....................................       657,800
   8,200 TMP Worldwide Inc. ......................................       168,100
   8,400 Tredegar Industries Inc.+................................       578,025
   7,200 Triangle Pacific Corp. ..................................       226,800
  16,400 Trico Marine Services Inc. ..............................       508,400
  64,500 U.S.A. Waste Service Inc.#...............................     2,709,000
  11,800 Valence Technology Inc. .................................       106,937
 115,900 Varco International Inc. ................................     4,607,025
  37,300 Walter Industries Inc. ..................................       678,393
  19,600 Watsco Inc.+.............................................       531,650
   1,835 Wausau Paper Mills Co.+..................................        40,140
  17,000 WD 40 Co.+...............................................       471,750
  11,700 Wilmar Industries Inc. ..................................       292,500
   1,400 Wolverine Tube, Inc. ....................................        44,975
  18,931 Zeigler Coal Holdings Co.+...............................       483,923
  13,700 Zero Corp.-Del+..........................................       369,043
--------------------------------------------------------------------------------
                                                                      52,410,706
--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.8%
   3,400 ABT Building Products Corp. .............................        58,650
  52,700 Actel Corp. .............................................     1,070,469
   5,800 AG-Chem Equipment Co. ...................................       111,650
  11,800 Alliance Semiconductor Corp. ............................       156,350
  14,700 Amati Communications Corp. ..............................       254,494
  28,357 Amax Gold Inc. ..........................................       187,865
  28,400 Ametek Inc. .............................................       653,200
  22,100 Anixter International Inc. ..............................       357,744
  29,440 Apogee Enterprises, Inc.+................................       644,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.8% (CONTINUED)
   1,300 Aptargroup Inc. .........................................  $     73,125
  14,300 Armco Inc. ..............................................        84,906
   7,000 Asyst Technologies Inc. .................................       239,313
   7,650 Baldor Electric Co.+.....................................       233,325
  20,500 Belden Inc.+.............................................       794,375
  11,300 Blount International, Inc., Class A Shares...............       530,394
  31,400 BMC Industries Inc.+.....................................       977,325
  30,000 Carlisle Cos., Inc.+.....................................     1,265,625
   7,400 Centennial Cellular Corp., Class A Shares................       117,475
   6,500 Chase Industries Inc. ...................................       174,688
  46,600 Credence Systems Corp. ..................................     2,193,113
  16,900 Cuno Inc. ...............................................       295,750
  49,000 DSP Communications Inc. .................................       943,250
   7,724 DT Industries Inc.+......................................       229,789
   5,200 Ducommun Inc. ...........................................       193,700
   4,000 Echostar Communications Corp. ...........................        68,500
  44,500 Electroglas Inc. ........................................     1,424,000
   7,400 Essex International Inc. ................................       284,438
   7,873 Furon Co.+...............................................       279,492
   8,000 Gardner Denver Machinery Inc. ...........................       296,500
   6,994 GenCorp.+................................................       187,090
  12,400 General Cable Corp.+.....................................       429,350
  38,600 Gentex Corp. ............................................       926,400
   9,450 Graco Inc.+..............................................       298,856
     600 Greenfield Industries Inc.+..............................        15,825
  12,300 Integrated Circuit Systems Inc. .........................       424,350
  12,300 Integrated Process Equipment Corp. ......................       405,900
  13,797 Ionics Inc. .............................................       589,822
  13,300 Itron Inc. ..............................................       319,200
  33,300 JLG Industries Inc.+.....................................       389,194
  18,300 Kaydon Corp.+@...........................................     1,080,844
  41,600 Kemet Corp.@.............................................     1,211,600
 106,400 Kent Electronics Corp.@..................................     3,983,351
   3,800 Lawson Products Inc.+....................................       102,600
  48,750 Level One Communications Inc. ...........................     1,736,719
   6,200 Lindsay Manufacturing Co.+...............................       241,800
  22,100 Lo-Jack Corp. ...........................................       375,700
  17,200 Lydall Inc. .............................................       408,500
  15,800 Magnetek Inc. ...........................................       332,787
  12,675 Manitowoc Co. Inc.+......................................       457,884
  13,300 Mascotech Inc.+..........................................       278,468
   6,800 Maverick Tube Corp. .....................................       221,850
  30,900 Maxim Group Inc. ........................................       525,300
   7,400 Modine Manufacturing Co.+................................       226,625
   1,100 Nichols Research Corp. ..................................        28,050
  12,200 NN Ball & Roller Inc.+...................................       149,450
  10,300 Nordson Corp. ...........................................       594,825
  18,200 OEA Inc.+................................................       676,813
  12,500 Omniquip International Inc.+.............................       250,000
  33,396 Pittway Corp., Class A Shares............................     2,014,196
   9,800 Plantronics Inc. ........................................       662,725
   5,797 Quanex Corp.+............................................       210,504
  23,557 Regal Beloit Corp. ......................................       708,182
  26,900 Robotic Vision Systems Inc. .............................       390,050
  36,000 Roper Industries Inc. ...................................     1,017,000
  17,900 Sanmina Corp.@...........................................     1,418,575
  15,200 Schweitzer Mauduit International Inc.+...................       608,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CAPITAL GOODS -- 6.8% (CONTINUED)
  14,100 Speciality Equipment Cos., Inc. .........................  $    209,737
  13,050 Standex International Corp.+.............................       411,890
  13,200 Stanford Telecommunications Inc. ........................       326,700
  36,600 Steel Dynamics Inc. .....................................       924,150
  20,700 Sturm Ruger & Co. Inc.+..................................       406,237
  22,900 Symmetricom Inc. ........................................       369,262
   3,400 Tennant Co.+.............................................       116,875
   8,600 Thermotrex Corp. ........................................       218,762
   5,100 Tractor Supply Co. ......................................        91,800
  20,600 Trimble Navigation Ltd. .................................       347,625
  11,500 Ultratech Stepper Inc. ..................................       330,625
  17,900 Uniphase Corp.@..........................................     1,221,675
  36,830 UNR Industries, Inc.+....................................       170,338
  18,322 Valmont Industries+......................................       384,762
  50,000 Vitesse Semiconductor Corp. .............................     2,356,250
 105,800 Waters Corp. ............................................     3,524,462
  23,180 W.H. Brady Co.+..........................................       704,093
  18,900 Wireless Telecom Group Inc.+.............................       225,618
  11,500 Woodhead Industries Inc.+................................       212,750
  21,400 Wyman-Gordon Co. ........................................       584,487
  18,200 X-Rite Inc.+.............................................       350,350
  10,300 Zoltek Cos., Inc. .......................................       463,500
  58,400 Zygo Corp. ..............................................     1,810,400
--------------------------------------------------------------------------------
                                                                      53,854,238
--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.5%
  13,800 Action Performance Cos. .................................       450,225
  32,500 American Pad & Paper Co. ................................       747,500
  14,200 Ashworth Inc. ...........................................       157,088
   6,000 Berg Electronics Corp. ..................................       246,375
   9,300 Bet Holdings Inc. .......................................       366,188
   6,400 Brylane Inc. ............................................       271,200
  13,281 Buckeye Cellulose Corp. .................................       522,939
   4,400 Bush Industries Inc., Class A Shares+....................       111,100
  36,900 Callaway Golf Co.+.......................................     1,243,069
   4,554 Centex Construction Products Inc.+.......................       130,358
  86,500 Chicago Miniature Lamp Inc. .............................     2,827,469
   9,000 Corecomm Inc.............................................       132,750
  11,513 Cort Business Services Corp. ............................       441,092
  11,600 Donaldson Co., Inc.+.....................................       517,650
  25,000 Dress Barn Inc. .........................................       512,500
  19,200 ESS Technology, Inc. ....................................       333,600
  78,669 Etec Systems Inc. .......................................     5,270,823
  13,140 Federal Mogul Corp.+.....................................       469,755
  23,800 Figgie International Inc. ...............................       333,200
  11,100 First Brands Corp.+......................................       276,806
  58,200 FSI International Inc. ..................................     1,076,700
  22,704 Furniture Brands International, Inc. ....................       400,158
  19,300 Garden Ridge Corp. ......................................       236,425
   5,700 General Binding Corp. ...................................       176,700
   7,600 Holophane Corp. .........................................       176,700
  10,850 Kronos Inc. .............................................       294,306
  12,400 Kuhlman Corp.+...........................................       351,850
  28,100 Mac Frugals Bargains Close Inc. .........................       765,725
 129,800 Marine Drilling Co. Inc.@................................     3,115,200
   5,200 Matthews International Corp., Class A Shares+............       201,500
  87,250 Microchip Technology Inc. ...............................     3,528,172

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER DURABLES -- 5.5% (CONTINUED)
  15,000 Miller Inc.+.............................................  $    776,250
  35,550 Miller Industries Inc. ..................................       526,585
  20,600 Natures Sunshine Products Inc.+..........................       430,025
  17,900 NBTY Inc. ...............................................       398,275
   7,400 NCI Building Systems, Inc. ..............................       266,400
  13,200 New England Business Service Inc.+.......................       402,600
  17,400 Nimbus CD International, Inc. ...........................       193,575
   7,500 Novel Denim Holdings Ltd. ...............................       164,063
  11,900 Novellus Systems Inc. ...................................     1,364,038
   8,300 Ocular Sciences Inc. ....................................       158,738
  27,900 Pacific Sunware Of California............................     1,067,175
  18,437 Palm Harbor Homes Inc. ..................................       486,276
  21,400 Panavision Inc. .........................................       430,675
  18,500 Paul Harris Stores.......................................       328,375
   6,900 Piercing Pagoda Inc. ....................................       200,100
   8,700 Polymer Group Inc. ......................................       120,713
   8,100 Racing Champions Corp. ..................................       124,538
 105,481 Rational Software Corp. .................................     1,740,437
  19,350 Remec Inc. ..............................................       645,806
  15,900 RMI Titanium Co. ........................................       332,906
   6,500 Robbins & Myers Inc.+....................................       212,062
  21,600 Rockshox Inc. ...........................................       283,500
  22,800 Royal Appliance Manufacturing Co. .......................       198,075
   5,300 Sheldahl Inc. ...........................................       124,550
  34,600 Stage Stores Inc. .......................................     1,070,436
  55,200 Stride Rite Corp.+.......................................       655,500
  96,600 Sunglass Hut International Inc. .........................       700,350
   7,600 Superior Industries International+.......................       207,100
  23,000 Terex Corp. .............................................       497,375
   3,200 Thermo Fibertek Inc. ....................................        38,800
   6,300 Timberland, Class A Shares...............................       416,193
  20,500 Tommy Hilfiger Corp. ....................................       894,312
   9,000 Tower Automotive Inc. ...................................       403,875
  10,100 Triumph Group Inc. ......................................       287,850
   5,900 Turbochef Inc. ..........................................        70,800
   7,900 Ugly Duckling Corp. .....................................       109,612
  15,400 United Stationers Inc. ..................................       527,450
   6,100 Wynn's International Inc.+...............................       176,137
  37,574 Zenith Electronics Corp. ................................       389,830
   9,000 Zytec Corp. .............................................       265,500
--------------------------------------------------------------------------------
                                                                      43,371,980
--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.6%
   7,900 Abercrombie & Fitch Co., Class A Shares..................       189,600
  16,400 Advanced Lighting Technologies Inc. .....................       393,600
   7,400 American Safety Razor Co. ...............................       137,825
  34,550 Anadigics Inc. ..........................................     1,710,225
  35,200 Apple South Inc.+........................................       569,800
  22,900 Boston Beer Co., Inc., Class A Shares....................       197,513
  11,600 Cheesecake Factory.......................................       320,450
   4,500 Coleman Company, Inc. ...................................        71,156
  92,500 Consolidated Cigar Holdings Inc.#........................     3,064,063
  15,862 Consolidated Products Inc. ..............................       285,516
  14,700 Converse Inc. ...........................................       180,994
   4,200 Del Laboratories Inc.+...................................       144,638
  32,230 Delta & Pine Land Co.+@..................................     1,184,453
   1,400 Digital Link Corp. ......................................        33,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                          SECURITY                              VALUE

--------------------------------------------------------------------------------
 CONSUMER NON-DURABLES -- 4.6% (CONTINUED)
 40,500 Dimon Inc.+...............................................  $    972,000
 12,400 Dreyer's Grand Ice Cream, Inc.+...........................       579,700
 11,000 Earthgrains Co.+..........................................       451,000
  8,700 Flowserve Corp.+..........................................       306,675
 31,600 General Cigar Holdings Inc................................       683,350
  5,500 Goody's Family Clothing Inc. .............................       187,688
 65,900 Guitar Center Inc. .......................................     1,466,275
 28,500 Gymboree Corp. ...........................................       698,250
 23,300 Hays Wheels International Inc. ...........................       757,250
  9,807 Hunt Manufacturing Co.+...................................       206,560
 32,800 Journal Register Co. .....................................       574,000
 62,000 JP Foodservice Inc.#......................................     1,887,125
 17,400 Kenneth Cole Productions..................................       240,338
 96,400 Knoll Inc. ...............................................     2,994,425
  4,900 KV Phamaceuticals Co., Class B Shares.....................        77,175
 13,800 Lance Inc.+...............................................       294,975
 13,600 Landry's Seafood Restaurants..............................       326,400
 11,500 Lands' End, Inc. .........................................       302,594
  1,200 Lewis Galoob Toys Inc. ...................................        24,900
  8,590 Libbey Inc.+..............................................       329,641
 10,200 Linens 'N Things Inc. ....................................       295,800
 12,399 Mosinee Paper Corp.+......................................       368,870
 55,300 The North Face Inc. ......................................     1,226,968
 19,780 NPC International.........................................       224,998
 12,800 Nu Skin Asia Pacific Inc., Class A Shares.................       291,200
 25,525 Papa John's International, Inc. ..........................       871,041
  8,850 Performance Food Group....................................       185,850
  2,800 P.H. Glatfelter Co.+......................................        57,925
 14,300 Rainforest Cafe Inc. .....................................       384,312
 36,446 Ralcorp Holdings, Inc. ...................................       728,920
 12,750 Regis Corp.+..............................................       308,390
 96,250 Rexall Sundown Inc.#......................................     3,344,687
 52,700 Richfood Holdings Inc.+@..................................     1,185,750
  8,600 Riviana Foods, Inc.+......................................       152,650
  2,400 Robert Mondavi Corp., Class A Shares......................       109,200
 16,882 Rykoff-Sexton Inc.+.......................................       426,270
 19,548 Shoney's Inc. ............................................       112,401
 16,175 Showbiz Pizza Time Inc. ..................................       378,090
  8,800 Sinclair Broadcast Group Inc., Class A Shares.............       327,800
 16,300 Smithfield Foods Inc. ....................................       898,537
 11,700 Suiza Foods Corp. ........................................       482,625
 12,500 Tejon Ranch Co.+..........................................       450,000
 19,150 Topps Co., Inc. ..........................................        64,631
 20,700 Twinlab Corp. ............................................       434,700
  9,600 USA Detergents Inc. ......................................       112,800
 21,200 Whole Foods Market Inc. ..................................       720,800
  8,200 Worthington Foods Inc.+...................................       180,400
--------------------------------------------------------------------------------
                                                                      36,169,369
--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 19.1%
 12,100 Abacus Direct Corp. ......................................       334,263
  3,200 ABM Industries Inc.+......................................        78,600
 25,600 ABR Information Services Inc. ............................       688,000
 21,700 Ackerley Group Inc.+......................................       328,213
 39,400 Acxiom Corp. .............................................       699,350
  5,400 Administaff Inc. .........................................       114,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 19.1% (CONTINUED)
  22,400 Advo Inc. ...............................................  $    413,000
  36,500 Affiliated Computer Services Inc., Class A Shares........       958,125
   7,900 Alberto Culver, Class B Shares+..........................       230,581
 242,562 Allied Waste Industries, Inc.@...........................     3,653,590
  18,300 Alternative Resources Corp. .............................       409,463
 105,200 American Management Systems Inc.@........................     2,630,000
  55,100 American Media Inc., Class A Shares......................       451,131
   6,100 American Residential Services Inc. ......................       137,250
   6,700 Anchor Gaming............................................       536,000
   2,000 AnnTaylor Stores Corp. ..................................        34,250
  18,300 Apac Teleservices Inc. ..................................       301,950
  34,500 Applebees International Inc.+............................       879,750
  24,900 Applied Graphics Technologies Inc. ......................     1,027,125
  19,050 Arbor Drugs Inc.+........................................       454,819
   2,100 Atria Communities Inc. ..................................        37,538
   1,700 Bally's Grand Inc. ......................................        86,488
  15,923 Barnett Inc. ............................................       330,402
  18,600 Big Flower Press Holdings Inc. ..........................       389,438
  16,400 Billing Information Concepts Corp. ......................       615,000
  35,000 BJ Services Co. .........................................     2,528,750
  14,400 Borg-Warner Security Corp. ..............................       266,400
 116,187 Brightpoint Inc. ........................................     4,357,013
  25,755 Bristol Hotel Co.........................................       716,311
   5,800 Buckle Inc. .............................................       134,850
  18,200 Budget Group Inc., Class A Shares........................       534,625
  17,600 Capstar Hotel Co. .......................................       576,400
   8,400 Caribiner International Inc. ............................       354,900
  13,000 Carriage Services Inc. ..................................       279,500
  18,900 Casey's General Stores, Inc.+............................       429,975
  19,300 Catalina Marketing Corp. ................................       893,831
  13,400 Cellstar Corp. ..........................................       446,388
  41,300 Central Garden & Pet Co..................................     1,218,350
  20,000 Central Newspapers Inc.+.................................     1,361,250
   6,300 Central Parking Corp.+...................................       288,225
  33,300 Century Communications Corp. ............................       216,450
  10,900 Chancellor Corp. ........................................       474,150
  28,200 Choice Hotels Corp., Inc. ...............................       537,563
  17,000 Circuit City Stores-Carmax Group.........................       233,750
  70,350 CKE Restaurants, Inc.@+..................................     2,268,788
   6,766 CKS Group Inc. ..........................................       225,815
  48,050 Claire's Stores, Inc.+...................................     1,009,050
   7,000 Coinmach Laundry Corp. ..................................       148,750
  13,300 Cole National Corp., Class A Shares......................       592,681
  14,100 Collins & Aikman Corp. ..................................       155,981
  15,100 Compucom Systems Inc. ...................................       151,944
  10,400 Consolidated Graphics Inc. ..............................       504,400
  11,300 Cooper Cos., Inc. .......................................       372,900
  61,650 Corestaff Inc. ..........................................     1,834,088
   8,900 Cost Plus Inc. ..........................................       230,288
  34,300 Cox Radio Inc. ..........................................       917,525
  28,209 CSG Systems International Inc. ..........................       779,274
  20,347 Culligan Water Technologies, Inc. .......................       938,505
  35,500 Daisytek International Corp. ............................     1,650,750
  35,700 DalTile International Inc. ..............................       604,669
   7,600 Day Runner Inc. .........................................       260,300
  49,800 Devry Inc. ..............................................     1,350,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 19.1% (CONTINUED)
  91,850 Dollar Tree Stores Inc.#.................................  $  3,570,669
  14,400 Dominick's Supermarkets Inc. ............................       396,000
  11,599 Doubletree Corp. ........................................       579,950
  55,199 Eagle Hardware & Garden Inc. ............................     1,210,929
  98,500 Eastern Environmental Services Inc. .....................     1,970,000
   5,800 Electro Rent Corp. ......................................       156,600
   9,600 Emcare Holdings Inc. ....................................       363,600
  60,100 Emmis Broadcasting Corp., Class A Shares.................     2,959,925
  58,950 Equity Corp., International..............................     1,359,535
   8,782 Ethan Allen Interiors Inc.+..............................       645,477
  50,000 Evergreen Media Corp. ...................................     2,393,750
  11,000 Executive Risk Inc.+.....................................       635,938
 120,000 E*Trade Group Inc. ......................................     3,855,000
 127,200 Fairfield Communities Inc. ..............................     4,547,400
  10,500 Fair Isaac & Co. Inc.+...................................       442,969
   4,100 Fine Host Corp. .........................................       142,475
  13,400 The Finish Line Inc., Class A Shares ....................       187,600
  99,500 Foodmaker Inc. ..........................................     1,952,688
   6,200 Fossil Inc. .............................................       108,500
   8,100 Four Seasons Hotels Inc.+................................       285,525
   7,300 Friedman's Inc., Class A Shares..........................       121,363
  13,952 Gadzooks, Inc. ..........................................       265,088
  26,700 Genesco Inc. ............................................       332,081
   2,600 Genovese Drug Stores Inc. ...............................        45,500
   8,600 Getty Communications PLC ADR.............................       101,050
  12,275 Ha-Lo Industries Inc.+...................................       308,409
   7,300 Hancock Fabrics Inc.+....................................        91,250
  46,900 Heftel Broadcasting Corp. ...............................     2,907,800
  29,500 Hollywood Entertainment Corp. ...........................       483,063
  27,600 Host Marriott Corp. .....................................       395,025
   8,600 Hot Topic Inc. ..........................................       135,450
  28,592 Houghton Mifflin Co.+....................................       991,785
  26,050 IDEX Corp.+..............................................       843,369
   4,100 IHOP Corp. ..............................................       150,419
   1,900 IMCO Recycling Inc.+.....................................        36,456
  24,600 Industri-Matematik International Corp. ..................       467,400
   9,600 Information Management Resources Inc. ...................       313,200
  10,070 Insilco Corp. ...........................................       385,178
  79,100 Integrated Device Technologies Inc. .....................     1,077,738
  19,200 Interstate Hotels Co. ...................................       549,600
  22,300 International Alliance Services Inc. ....................       203,488
  12,700 International Dairy Queen Inc. ..........................       312,738
   4,800 Iron Mountain Inc. ......................................       151,200
  52,200 ITT Educational Services, Inc. ..........................     1,044,000
  31,500 Jacor Communications, Inc.@..............................     1,386,000
  17,300 John H. Harland Co.+.....................................       342,756
  22,700 Jostens Inc.+............................................       547,638
  25,125 Just For Feet Inc. ......................................       329,766
  10,500 K2 Inc.+.................................................       325,500
  15,800 Lamar Advertising Co. ...................................       422,650
  20,300 Lonestar Steakhouse......................................       348,906
 215,400 Macromedia Inc. .........................................     2,059,763
   9,900 Mail Boxes Etc. .........................................       263,588
  16,200 Mail-Well Inc. ..........................................       452,588
  53,400 Malibu Entertainment Worldwide...........................       250,313
  11,300 McGrath Rent Corp.+......................................       259,900
  11,000 Memberworks Inc. ........................................       221,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 19.1% (CONTINUED)
  88,050 The Men's Wearhouse Inc. ................................  $  3,197,315
   6,700 Merrill Corp.+...........................................       271,350
   1,400 Metromail Corp. .........................................        30,450
 208,600 Metromedia International Group, Inc. ....................     2,477,126
   5,700 Metro Networks Inc. .....................................       172,425
   1,100 Metzler Group Inc. ......................................        37,675
  78,700 Michaels Stores Inc. ....................................     1,923,231
  27,000 Micro Warehouse Inc. ....................................       705,376
  25,200 National Media Corp. ....................................       132,300
   2,000 NCO Group Inc. ..........................................        75,000
  55,300 News Corp., Ltd. ADR Pref.+..............................       836,412
  14,800 NFO Research Inc. .......................................       377,400
   1,300 99 Cents Only Stores.....................................        41,763
  14,800 Norrell Corp.+...........................................       478,225
  15,500 Oak Industries Inc. .....................................       448,531
  21,900 Oakley Inc. .............................................       266,906
  11,100 Object Design Inc. ......................................        88,800
   5,600 On Assignment Inc. ......................................       252,700
 174,550 Onsale Inc. .............................................     1,767,319
   5,700 O'Reilly Automotive, Inc. ...............................       251,513
  17,850 Outdoor Systems Inc. ....................................       471,909
   6,000 Paxson Communications Corp. .............................        72,750
  37,000 Pegasus Communications Corp. ............................       494,875
   9,200 Pegasus Systems Inc. ....................................       164,450
   8,000 Penn National Gaming Inc. ...............................       142,000
   3,500 Penske Motorsports Inc. .................................       120,750
   6,300 Personnel Group Of America Inc. .........................       211,050
  18,000 Petco Animal Supplies Inc. ..............................       533,250
  11,500 Phymatrix Inc. ..........................................       139,437
  25,700 Pierce Leahy Corp. ......................................       700,325
  68,029 Pier 1 Imports Inc.+@....................................     1,156,493
  24,900 Playboy Enterprises Inc., Class B Shares.................       314,363
  17,600 Polaris Industries Inc.+.................................       506,000
  12,500 Premier Parks Inc. ......................................       403,125
 149,700 Pre-Paid Legal Services, Inc. ...........................     3,555,375
  11,200 Primadonna Resorts Inc. .................................       212,800
  15,300 Prime Hospitality Corp. .................................       290,700
  34,900 Proffitt's, Inc. ........................................     1,873,693
  10,466 Pulitzer Publishing Co.+.................................       550,119
  11,800 Quality Food Centers Inc. ...............................       485,275
   2,200 Quintel Entertainment Inc. ..............................        32,175
  10,100 Rare Hospitality International Inc. .....................       126,250
  58,200 Regal Cinemas Inc. ......................................     1,651,425
   7,700 Rental Service Corp. ....................................       181,913
  19,700 Renters Choice Inc. .....................................       438,325
   5,900 Rio Hotel & Casino Inc. .................................       115,418
  12,600 Rollins Inc.+............................................       272,475
  28,700 Romac International Inc. ................................     1,090,600
  20,600 Rotech Medical Corp. ....................................       370,800
  23,400 Sabre Group Holdings Inc. ...............................       719,550
 111,000 Safeguard Scientifics Inc. ..............................     3,225,937
  11,500 Saga Communications Inc. ................................       239,343
   7,200 Sbarro Inc.+.............................................       192,600
  10,900 Scientific Games Holdings Corp. .........................       230,262
  17,550 Seattle Filmworks Inc. ..................................       211,696
   5,700 SFX Broadcasting Inc. ...................................       418,237

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 CONSUMER SERVICES -- 19.1% (CONTINUED)
   9,900 Signature Resorts Inc. ..................................  $    355,162
   7,700 Silgan Holding Inc. .....................................       315,700
  11,400 Silverleaf Resorts Inc. .................................       219,450
  45,700 Sitel Corp. .............................................       485,562
   5,600 Smart & Final Inc.+......................................       132,300
  12,800 Snyder Communications Inc. ..............................       366,400
  12,900 Sodak Gaming Inc. .......................................       175,762
   5,060 Sonic Corp. .............................................       111,952
  45,700 Sotheby's Holdings Inc., Class A Shares+.................       865,443
   6,200 Source Services Corp. ...................................       180,575
  16,700 Sparteck Corp.+..........................................       265,112
  19,093 The Sports Authority Inc. ...............................       355,607
  18,500 Starbucks Corp. .........................................       758,500
   3,000 Sterigenics International Inc. ..........................        45,375
  40,000 Stewart Enterprises Inc.+................................     1,580,000
   1,800 Suburban Lodges Of America Inc. .........................        46,125
   6,700 Sykes Enterprises Inc. ..................................       179,225
  20,350 Sylvan Learning Systems Inc. ............................       760,581
  18,500 TCA Cable Television Inc.+...............................       703,000
   7,400 Ticketmaster Group Inc. .................................       126,725
  19,800 Triarc Cos. .............................................       414,562
   8,100 Trimas Corp.+............................................       231,862
   5,200 Tuesday Morning Corp. ...................................       114,400
  13,000 Unique Casual Restaurants Inc. ..........................        91,000
  42,900 United International Holdings, Class A Shares............       458,494
   5,300 United Television Inc.+..................................       516,087
  14,300 United Video Satellite Group Inc., Class A Shares........       398,612
   8,300 Unitog Co.+..............................................       214,243
  38,000 Universal Outdoor Holdings Inc. .........................     1,301,500
  12,000 Urban Outfitters Inc. ...................................       201,000
 109,100 US Office Products Co.@..................................     3,573,025
  36,400 U.S. Satellite Broadcasting Co. .........................       325,325
  25,000 Vail Resorts Inc. .......................................       625,000
   7,900 Vestcom International Inc. ..............................       128,375
  17,800 Videoserver Inc. ........................................       234,737
   8,700 Volt Information Sciences, Inc. .........................       485,568
  11,700 Wabash National Corp. ...................................       343,687
   8,100 Wackenhut Corrections Corp.+.............................       214,650
  11,400 West Marine Inc. ........................................       216,600
  28,765 Westwood One Inc. .......................................       809,015
  12,300 Wet Seal Inc., Class A Shares............................       267,525
  43,200 Williams Sonoma Inc. ....................................     1,933,200
   5,400 WMS Industries Inc. .....................................       133,312
   5,500 Wonderware Corp. ........................................       101,406
   2,100 World Color Press Inc. ..................................        62,737
  10,500 Wyndham Hotel Corp. .....................................       346,500
  15,000 Young Broadcasting Corp., Class A Shares.................       541,875
   2,200 Zale Corp. ..............................................        47,300
--------------------------------------------------------------------------------
                                                                     150,459,928
--------------------------------------------------------------------------------
 ENERGY -- 4.2%
   5,300 Advanced Energy Industries Inc. .........................       166,950
  84,300 Avid Technology Inc. ....................................     2,781,900
  52,560 Barrett Resources Corp. .................................     1,925,011
   4,227 Belco Oil & Gas Corp. ...................................        78,200
  23,000 Benton Oil & Gas Co. ....................................       366,563

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 ENERGY -- 4.2% (CONTINUED)
  17,150 Cable Design Technologies................................  $    573,453
  40,200 Cabot Oil & Gas Corp.+...................................       932,138
  11,300 Cairn Energy USA Inc. ...................................       129,244
   2,800 Carbo Ceramics Inc.+.....................................        78,050
  49,500 Chesapeake Energy Corp.+.................................       423,844
  18,200 Cliffs Drilling Co. .....................................       867,913
  37,250 Cross Timbers Oil Co.+...................................       803,204
  12,100 Devon Energy Corp.+......................................       516,519
  78,300 DI Industries Inc. ......................................       508,950
   7,100 Edge Petroleum Corp. ....................................       113,600
  26,700 Expeditors International of Washington, Inc.+............       977,888
  33,000 Falcon Drilling Co., Inc. ...............................     1,039,500
   3,100 Ferro Corp.+.............................................       116,638
  29,700 Forcenergy Gas Exploration Inc. .........................     1,076,625
  20,900 Georgia Gulf Corp.+......................................       600,875
  96,000 Global Industries Inc.#..................................     3,498,001
  39,700 Input/Output Inc. .......................................       833,700
  26,200 KCS Energy Inc.+.........................................       699,213
  14,000 Key Energy Group Inc. ...................................       362,250
  57,300 Monterey Resources Inc.+.................................     1,181,812
  42,200 Nabors Industries Inc. ..................................     1,453,262
  27,100 National Energy Group Inc. ..............................       125,337
  20,000 National Oilwell Inc. ...................................     1,231,250
  37,300 Newfield Exploration Co. ................................       958,143
  25,700 Noble Drilling Corp. ....................................       730,843
   7,100 Ocean Energy Inc. .......................................       456,618
  19,400 Oceaneering International Inc. ..........................       452,262
   8,400 Patterson Energy Inc. ...................................       321,300
   6,300 Plains Resources Inc. ...................................       114,975
  11,400 Pool Energy Services Co. ................................       356,962
  47,400 Pride International Inc.@................................     1,516,800
   6,800 Rutherford-Moran Oil Corp. ..............................       152,150
   9,362 Semco Energy Inc.+.......................................       168,516
  10,100 St. Mary Land & Exploration+.............................       361,075
  15,200 Stone Energy Corp. ......................................       463,600
   5,625 Tejas Gas Corp. .........................................       267,187
  16,900 Transmontaigne Oil Co. ..................................       293,637
  47,246 Tuboscope Inc. ..........................................     1,316,982
  44,000 Unit Corp. ..............................................       591,249
  23,500 Veritas DGC Inc. ........................................       804,875
  16,680 Vintage Petroleum Inc.+..................................       716,197
--------------------------------------------------------------------------------
                                                                      33,505,261
--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 5.0%
 139,250 Aames Financial Corp.#+..................................     2,480,390
  34,300 Americredit Corp. .......................................       917,525
  23,100 Amerin Co. ..............................................       534,188
 122,200 Amresco Inc. ............................................     3,643,088
   2,700 Arcadia Financial Ltd. ..................................        26,831
   6,000 Arm Financial Group, Inc.+...............................       116,625
  17,300 Arthur J. Gallagher & Co.+...............................       618,475
  11,250 Bank Of Granite Corp.+...................................       371,250
   7,900 The Carbide/Graphite Group Inc. .........................       261,687
  40,000 CBT Group PLC ADR........................................     2,600,000
   1,886 CCB Financial Corp.+.....................................       152,530
   3,400 Citizens Bancshares Inc. Ohio+...........................       175,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 5.0% (CONTINUED)
  12,400 Cityscape Financial Corp.................................  $    127,875
  17,800 CMAC Investment Corp.+...................................       821,025
  15,300 Coinstar Inc. ...........................................       181,688
  12,674 Commerce BanCorp. Inc. of New Jersey+....................       468,938
  14,000 Covenant Transport.......................................       238,000
  39,600 Crawford & Co. ..........................................       836,550
  28,500 Credit Acceptance Corp. .................................       402,563
   4,800 CVB Financial Corp.+.....................................       110,400
 120,000 Delta Financial Corp.#...................................     2,362,500
  11,000 E.W. Blanch Holdings Inc.+...............................       323,125
   5,500 Firstfed Financial Corp. ................................       185,625
   5,600 First Michigan Bank Corp.+...............................       208,600
  24,300 Firstplus Financial Group Inc. ..........................     1,117,800
   6,028 Foremost Corp. of America+...............................       335,308
  22,854 Frontier Insurance Group Inc.+...........................       799,890
  16,455 Fulton Financial Corp.+..................................       452,513
   3,800 Hartford Life Inc., Class A Shares.......................       141,788
  33,300 HCC Insurance Holdings Inc.+.............................       880,369
  10,100 Henry Schein Inc. .......................................       359,813
  21,600 HSB Group Inc.+@.........................................     1,161,000
   3,502 Hubco Inc.+..............................................       107,249
  25,400 IMC Mortgage Co. ........................................       423,863
  25,800 Imperial Credit Industries Inc. .........................       480,525
   5,900 Insignia Financial Group, Inc., Class A Shares...........       112,100
   5,500 Investment Technology Group, Inc. .......................       170,500
   5,400 Investors Financial Service Corp.+.......................       239,625
  14,600 Irvine Apartment Communities Inc.+.......................       417,925
   4,000 Irwin Financial Corp.+...................................       128,000
   5,900 Jackson Hewitt Inc. .....................................       188,800
  10,300 Jefferies Group Inc.+....................................       700,400
   5,883 John Nuveen Corp.+.......................................       179,064
   4,879 Legg Mason Inc.+.........................................       301,278
  10,900 Magna BanCorp. Inc.+.....................................       276,588
   2,700 Markel Corp. ............................................       388,463
   7,475 McDonald & Co. Investments+..............................       329,834
  19,200 Mills Corp.+.............................................       508,800
   6,000 Moneygram Payment Systems Inc. ..........................       105,000
   9,140 National City Bancshares Industries Inc.+................       383,880
  20,400 New York BanCorp.+.......................................       622,200
   9,000 Ocwen Asset Investment Corp. ............................       210,375
  13,400 Ocwen Financial Corp. ...................................       572,013
   6,900 Old National BanCorp.+...................................       301,875
   6,800 Oriental Financial Group+................................       229,500
   4,300 Park National Corp.+.....................................       298,581
  13,160 Pioneer Group Inc.+......................................       427,700
   6,700 Poe & Brown Inc.+........................................       249,575
  22,350 Quick & Reilly Group Inc.+...............................       765,487
  18,900 Raymond James Financial Corp.+...........................       548,100
   1,800 Reinsurance Group Of America+............................       107,887
  12,800 SEI Investments Co.+.....................................       371,200
  10,155 Silicon Valley Bancshares................................       545,831
  40,500 Sirrom Capital Corp.+....................................     1,452,937
   5,400 Southern Pacific Funding Corp. ..........................        80,662
  13,200 Sterling Bancshares Inc. of Texas+.......................       237,600
   6,200 Triad Guaranty Inc. .....................................       347,200
  16,825 Trustco Bank Corp. ......................................       433,243

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 FINANCIAL SERVICES -- 5.0% (CONTINUED)
  22,604 US Trust Corp. of New York+..............................  $  1,186,710
   4,684 Vesta Insurance Group Inc. ..............................       230,979
   8,800 Wall Data Inc. ..........................................       154,000
  10,000 Webster Financial Corp.+.................................       528,750
     500 Westamerica BanCorp+.....................................        41,000
  21,000 Westernbank Puerto Rico+.................................       330,750
   3,420 WFS Financial Inc. ......................................        67,972
--------------------------------------------------------------------------------
                                                                      39,197,080
--------------------------------------------------------------------------------
 HEALTH CARE -- 14.0%
  18,450 Access Health Inc. ......................................       576,563
  25,100 Adac Laboratories+.......................................       492,588
  21,900 Affymetrix Inc. .........................................       733,650
  29,800 Agouron Pharmaceuticals Inc.@............................     1,311,200
  24,100 Algos Pharmaceuticals Corp. .............................       521,163
  21,800 Alkermes Inc. ...........................................       406,025
  39,500 Alliance Pharmaceutical Corp. ...........................       402,406
   1,883 Alpharma, Inc. Rights, Expire 11/25/97...................        10,358
  11,300 Alpharma, Inc.+..........................................       247,894
  11,000 Alternative Living Services Inc. ........................       248,875
   3,750 American Homepatient Inc. ...............................        62,813
 168,800 American Oncology Resources Inc. ........................     2,310,451
  25,489 Amerisource Health Corp.@................................     1,276,043
  28,600 Amylin Pharmaceuticals Inc. .............................       227,013
   8,600 Andrx Corp. .............................................       337,550
   7,400 Anesta Corp. ............................................       142,450
   8,400 Aphton Corp. ............................................       106,050
   5,600 Applied Analytical Industries Inc. ......................       129,500
  36,700 Apria Healthcare Group Inc. .............................       642,250
   6,700 Arbor Health Care Co. ...................................       237,013
  11,400 Arqule Inc. .............................................       208,050
   9,600 Arris Pharmaceutical Corp. ..............................       130,800
  15,600 Arrow International Inc.+................................       462,150
  14,890 ATL Ultrasound Inc. .....................................       604,906
   6,000 Aurora Biosciences Corp. ................................        56,250
   4,200 Baan Co. NV..............................................       253,027
  30,100 Ballard Medical Products+................................       696,063
  10,125 Barr Laboratories Inc. ..................................       397,406
   9,100 Biomatrix Inc. ..........................................       304,850
  53,900 Bio-Technology General Corp. ............................       687,225
   8,200 Capstone Pharmacy Services, Inc. ........................        97,888
   9,400 Carematrix Corp. ........................................       192,700
   2,900 Cephalon Inc. ...........................................        31,175
   8,100 Chirex Inc. .............................................       158,963
   9,050 Clinitrials Research Inc. ...............................        83,713
   5,800 Closure Medical Corp. ...................................       161,675
   7,550 CN Lunar Corp. ..........................................       173,650
   6,200 Coherent Inc. ...........................................       284,425
  31,100 Columbia Laboratories Inc. ..............................       532,588
   5,800 Compdent Corp. ..........................................       140,650
   6,600 Conmed Corp. ............................................       122,925
  16,456 Cor Therapeutics Inc. ...................................       271,524
  59,800 Covance Inc.@............................................     1,091,350
 190,300 Coventry Corp. ..........................................     3,163,738
   6,400 CRA Managed Care Inc. ...................................       355,200
  42,700 Creative Biomolecules Inc. ..............................       360,281

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 14.0% (CONTINUED)
  14,200 Curative Technologies Inc. ..............................  $    436,650
  23,000 Cygnus Inc. .............................................       431,250
  65,400 Cytogen Corp. ...........................................       273,863
  13,400 Cytyc Corp. .............................................       268,000
  10,100 Diagnostic Products Corp.+...............................       280,275
   8,700 Digene Corp. ............................................       123,975
  54,400 Dura Pharmaceuticals Inc. ...............................     1,938,000
   5,200 Emisphere Technologies Inc. .............................        92,300
  23,500 Employee Solutions Inc. .................................       123,375
  22,700 Envoy Corp. .............................................       612,900
  21,617 Enzo Biochem Inc. .......................................       348,574
   9,500 Express Scripts Inc., Class A Shares.....................       473,813
 123,200 FPA Medical Management Inc. .............................     3,572,800
  14,300 Fuisz Technologies Ltd. .................................       160,875
  15,900 Geltex Pharmaceuticals Inc. .............................       319,988
  51,900 Gensia Sicor Inc. .......................................       272,475
  59,600 Gilead Sciences Inc. ....................................     1,929,550
  25,200 Graham Field Health Products Inc. .......................       373,275
  25,300 Guilford Pharmaceuticals Inc. ...........................       679,938
  13,100 Gulf South Medical Supply Inc. ..........................       330,775
  14,300 Hanger Orthopedic Group Inc. ............................       173,388
  45,790 HBO & Co.+...............................................     3,279,709
 142,100 Healthcare Recoveries Inc. ..............................     2,504,513
  18,200 Healthdyne Technologies Inc. ............................       307,125
  12,900 Healthplan Services Corp.+...............................       276,544
  16,400 Heartport Inc. ..........................................       292,125
  17,200 Herbalife International Inc.+............................       406,350
  14,960 Hilb, Rogal, & Hamilton Co.+.............................       253,385
  11,900 Hologic Inc. ............................................       288,575
   7,900 Horizon Health Corp. ....................................       187,625
  20,600 Human Genome Sciences Inc. ..............................       767,350
   3,686 ICN Pharmaceuticals, Inc.+...............................       133,157
  39,300 ICOS Corp. ..............................................       378,263
  38,800 IDEC Pharmaceuticals Corp. ..............................     1,178,550
   6,900 IDX Systems Corp. .......................................       233,738
 102,300 Imatron Inc. ............................................       252,553
  34,200 Immunomedics Inc. .......................................       153,900
  15,300 Inhale Therapeutic Systems...............................       344,250
  21,100 International Network Services...........................       485,300
  29,300 Interneuron Pharmaceuticals Inc. ........................       542,050
  17,000 Invacare Corp.+..........................................       357,000
  27,200 Isis Pharmaceuticals, Inc. ..............................       409,700
  50,600 Jones Medical Industries, Inc.+..........................     1,505,350
   2,400 Kendle International Inc. ...............................        38,400
  20,600 Kinetic Concepts, Inc.+..................................       378,525
   4,300 Kos Pharmaceuticals Inc.+................................       148,350
  13,800 Life Technologies Inc.+..................................       386,400
  31,900 Ligand Pharmaceuticals...................................       462,550
  37,200 Liposome Co. Inc. .......................................       285,975
   2,900 Living Centers Of America, Inc. .........................       111,288
  19,600 Magellan Health Services, Inc. ..........................       597,800
  18,200 Martek Biosciences Corp. ................................       266,175
  19,400 Maxicare Health Plans Inc. ..............................       349,200
 154,500 Medaphis Corp. ..........................................     1,409,813
  81,600 Medicis Pharmaceutical Corp.#............................     3,243,600
  18,900 Medimunne Inc. ..........................................       500,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 14.0% (CONTINUED)
   4,500 Mediq Inc. ..............................................  $     34,031
   5,300 Medquist Inc. ...........................................       176,225
  93,400 Mentor Corp.+............................................     2,872,050
  35,500 Mid Atlantic Medical Services, Inc. .....................       548,031
  24,700 Millennium Pharmaceuticals Inc. .........................       333,450
   4,900 Minimed Inc. ............................................       172,113
   1,900 Morrison Health Care Inc.+...............................        32,656
  20,350 Multicare Cos., Inc. ....................................       562,169
  11,700 Myriad Genetics Inc. ....................................       277,875
  43,200 Nabi Inc. ...............................................       297,000
   5,100 National Health Investors Inc.+..........................       198,900
  10,600 National Surgery Centers, Inc. ..........................       315,350
  19,300 NCS Healthcare Inc. .....................................       475,263
  12,000 Neopath Inc. ............................................       196,500
  26,200 Neoprobe Corp. ..........................................       325,863
  19,700 Neurex Corp. ............................................       256,100
  11,800 Neurogen Corp. ..........................................       232,313
  21,700 Neuromedical Systems Inc. ...............................        75,950
  32,457 Nexstar Pharmaceuticals, Inc. ...........................       492,941
  22,200 Occusystems Inc. ........................................       699,300
   2,100 OEC Medical Systems Inc. ................................        36,881
   6,500 Onyx Pharmaceuticals Inc. ...............................        63,375
  35,500 Orthondontic Centers of America, Inc. ...................       607,938
   5,500 Osmonics Inc. ...........................................        93,500
  22,900 Owens & Minor Inc., Holding Co.+.........................       310,581
   2,600 Oxigene Inc. ............................................        89,050
  29,100 Paracelus Healthcare Corp. ..............................       190,968
  81,000 Parexel International Corp. .............................     2,865,375
  44,822 Parker Drilling Co. .....................................       591,090
  23,700 Pathogenesis Corp. ......................................       779,137
  14,100 Patterson Dental Co. ....................................       498,787
   7,000 PDT Inc. ................................................       259,000
  33,700 Pediatrix Medical Group Inc. ............................     1,402,762
  10,600 Perclose Inc. ...........................................       249,100
  26,805 Pharmaceutical Product Development Inc. .................       583,008
  12,500 Phoenix Technology Ltd. .................................       190,625
  13,200 PHP Healthcare Corp. ....................................       196,350
  23,400 Physician Computer Network Inc. .........................       162,337
  14,600 Physician Resource Group Inc. ...........................       128,662
  54,800 Physician Sales & Service, Inc. .........................       931,600
  23,100 Physio-Control International Corp. ......................       323,400
  14,400 Plexus Corp. ............................................       416,700
  15,900 Possis Corp. ............................................       236,512
  13,400 Prime Medical Services Inc. .............................       181,737
  15,000 Protein Design Labs Inc. ................................       534,375
   4,000 Regency Health Services Inc. ............................        86,250
  14,800 Regeneron Pharmaceuticals, Inc. .........................       136,900
 106,350 Renal Care Group, Inc. ..................................     3,469,668
  28,600 Renal Treatment Centers Inc. ............................       968,825
   7,300 Res-Care Inc. ...........................................       146,912
  23,400 Respironics Inc. ........................................       541,125
   7,800 Sabratek Corp. ..........................................       282,750
  18,800 Sandisk Corp. ...........................................       509,950
  46,100 Sangstat Medical Corp. ..................................     1,060,300
  12,600 Sawtek Inc. .............................................       496,125
  36,403 Scios Inc. ..............................................       273,022

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 HEALTH CARE -- 14.0% (CONTINUED)
   5,800 Seachange International Inc. ............................  $     92,075
   4,100 Semtech Corp. ...........................................       242,412
  29,900 Sepracor Inc. ...........................................       657,800
  41,900 Sequus Pharmaceuticals Inc. .............................       282,825
  18,450 Serologicals Corp. ......................................       359,775
  29,500 Shiva Corp. .............................................       435,125
   1,300 Sierra Health Services Inc. .............................        42,818
  13,700 Smart Modular Technologies Inc. .........................       808,300
  28,200 Sola International Inc. .................................       874,200
   6,600 Sonus Pharmaceuticals Inc. ..............................       263,175
   6,500 Speedfam International Inc. .............................       356,687
  10,500 Spine-Tech Inc. .........................................       493,500
  18,700 Staar Surgical Co. ......................................       317,900
  15,600 Summit Technology Inc. ..................................       103,350
 105,000 Sun Healthcare Group Inc.#...............................     2,257,500
   8,000 Sunrise Assisted Living, Inc. ...........................       249,000
  11,900 Techne Corp. ............................................       367,412
  15,800 TECNOL Medical Products, Inc. ...........................       339,700
 113,100 Theragenics Corp. .......................................     4,269,525
  21,050 Theratech Inc. Delware...................................       218,393
  21,100 Thermedics Inc. .........................................       387,712
  17,500 Thermo Cardiosystems Inc. ...............................       438,593
   8,100 Thermolase Corp. ........................................       130,612
  88,100 Total Renal Care Holdings Inc. ..........................     4,030,575
  23,000 Transition Systems Inc. .................................       439,875
  18,400 Transkaryotic Therapies Inc. ............................       577,300
  13,000 Triangle Pharmaceuticals Inc. ...........................       269,750
   6,200 Urologix Inc. ...........................................       129,425
  28,187 US Bioscience Inc. ......................................       283,631
  83,300 Vertex Pharmaceuticals Inc. .............................     2,853,025
   8,700 Veterinary Centers of America Inc. ......................       120,712
   6,500 Vital Signs Inc.+........................................       113,750
   9,720 Vitalink Pharmacy Services, Inc. ........................       192,577
  35,800 Vivus Inc. ..............................................       957,650
  30,700 Zila Inc. ...............................................       222,575
  17,600 Zitel Corp...............................................       354,200
--------------------------------------------------------------------------------
                                                                     110,379,295
--------------------------------------------------------------------------------
 MEDICAL TECHNOLOGY -- 1.6%
 125,500 Acuson Corp. ............................................     3,380,656
  37,000 Advanced Tissue Sciences Inc. ...........................       578,125
  34,100 Arterial Vascular Engineer Inc.@.........................     1,261,700
   7,600 CNS Inc. ................................................        66,975
  36,700 Cognex Corp.@............................................     1,403,775
  13,500 IDEXX Laboratories Inc. .................................       253,969
  40,200 Incyte Pharmaceuticals Inc. .............................     2,432,100
  17,600 I-Stat Corp. ............................................       352,000
  10,300 Landauer Inc.+...........................................       258,144
   8,128 Marquette Medical Systems Inc. ..........................       210,312
  54,500 Medic Computer Systems Inc. .............................     1,703,125
   4,773 Tyco International Ltd.+.................................       374,382
--------------------------------------------------------------------------------
                                                                      12,275,263
--------------------------------------------------------------------------------
 REAL ESTATE -- 1.5%
   2,200 Alexander's Inc. ........................................       156,613
  14,900 Associated Estates Realty Corp.+.........................       338,044
   1,200 CB Commercial Real Estate Services Group Inc. ...........        37,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 REAL ESTATE -- 1.5% (CONTINUED)
  56,300 CCA Prison Realty Trust+.................................  $  1,864,938
   2,500 Charles E. Smith Residential Realty, Inc.................        76,250
   5,770 Chelsea GCA Realty Inc. .................................       216,736
  18,367 Cousins Properties Inc.+.................................       490,169
  12,600 Developers Diversified Realty Corp.+.....................       489,825
  12,500 Federal Realty Investment Trust+.........................       314,844
   5,154 Forest City Enterprises, Inc. ...........................       277,350
  32,800 General Growth Properties+@..............................     1,123,400
   2,013 Griffin Land & Nurseries Inc. ...........................        35,228
   4,800 Grubb & Ellis Co. .......................................        70,800
  30,100 Healthcare Investors of America, Inc.+...................     1,119,344
  23,000 Intrawest Corp.+.........................................       402,500
   1,200 JP Realty Inc.+..........................................        29,550
  25,000 Lasalle Partners Inc. ...................................       743,750
  26,900 Macerich Co.+............................................       744,793
   9,700 NHP Inc. ................................................       244,318
   9,500 Penn Real Estate Investment Trust+.......................       245,218
   1,600 Post Properties Inc.+....................................        59,700
  32,800 Reckson Associates Realty Corp.+.........................       791,300
  14,300 Redwood Trust Inc.+......................................       548,762
   3,300 Saul Centers Inc.+.......................................        57,750
  18,400 Town & Country Trust+....................................       312,800
  11,700 Urban Shopping Centers, Inc.+............................       361,968
  26,900 Washington Real Estate Investment Trust+.................       453,938
--------------------------------------------------------------------------------
                                                                      11,607,688
--------------------------------------------------------------------------------
 TECHNOLOGY -- 24.2%
  26,400 Acclaim Entertainment Inc. ..............................       105,600
   1,600 ACT Manufacturing, Inc. .................................        64,000
  16,400 Activision, Inc. ........................................       213,200
  20,400 Adtran Inc. .............................................       795,600
   8,400 Advanced Technology Material Inc. .......................       247,800
   4,300 Advent Software Inc. ....................................       113,950
   2,800 Alliant Techsystems Inc. ................................       180,775
  11,500 Altron Inc. .............................................       232,875
  14,800 American Business Information Inc. ......................       405,150
  32,000 Ampex Corp., Class A Shares..............................       150,000
  19,300 Amphenol Corp., Class A Shares...........................       757,525
  16,200 Analysis International Corp.+............................       554,850
   2,650 Antec Corp. .............................................        35,775
  35,253 Apex PC Solutions Inc. ..................................     1,410,120
   4,314 Applied Industrial Technologies Inc.+....................       177,413
  27,400 Applied Magnetics Corp. .................................     1,012,088
  10,300 Applied Power Inc.+......................................       654,050
  19,700 Arbor Software Corp. ....................................       780,613
   5,100 Aspect Development Inc. .................................       195,075
 103,000 Aspen Technology Inc. ...................................     3,514,875
  23,100 Auspex Systems Inc. .....................................       254,100
  26,475 Avant Corp. .............................................       769,430
  12,300 Aviall Inc. .............................................       201,413
  13,300 Aware Inc. of Massachusetts..............................       156,275
   6,500 Axiom Inc. ..............................................        63,375
   1,799 Banctec, Inc. ...........................................        44,525
   7,400 Barra Inc. ..............................................       258,075
  30,400 BDM International Inc. ..................................       767,600
  24,300 BE Aerospace Inc. .......................................       862,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 24.2% (CONTINUED)
  57,300 BEA Systems Inc. ........................................  $  1,052,888
  11,900 Bell & Howell Co. .......................................       364,438
  27,400 The BISYS Group Inc. ....................................       924,750
  87,600 Black Box Corp. .........................................     3,186,450
  19,750 Boole & Babbage Inc. ....................................       513,500
  28,200 Boston Technology Inc. ..................................       830,138
  23,200 Broderbund Software Inc. ................................       684,400
  26,770 Burr-Brown Corp. ........................................       950,335
   7,300 C&D Technology Inc. .....................................       291,544
   4,700 Caci International Inc., Class A Shares..................        79,313
   4,800 California Microwave Inc. ...............................        78,000
  70,000 Cambridge Technology Partners Inc. ......................     2,257,500
  22,100 CCC Information Services Group ..........................       381,225
  35,200 C-Cube Microsystems Inc. ................................     1,056,000
  11,000 CDI Corp. ...............................................       387,750
   7,700 CDW Computer Centers Inc. ...............................       561,138
  27,498 Cellular Technical Services Co. .........................       144,365
  27,900 Cerner Corp. ............................................       823,050
   5,800 CFM Technologies Inc. ...................................       187,775
  46,000 Checkfree Corp. .........................................       885,500
  12,300 Checkpoint Systems Inc. .................................       173,738
  22,300 Chips & Technologies Inc. ...............................       374,919
  72,700 Ciber Inc. ..............................................     2,903,457
  27,500 Citrix Systems Inc.@.....................................     1,388,750
   4,500 Claremont Technology Group, Inc. ........................        79,875
  18,400 Clarify Inc. ............................................       289,800
   5,200 CNET Inc. ...............................................       170,950
  24,700 Cognos Inc. .............................................       787,313
  12,300 Coherent Communications Systems Corp. ...................       289,050
  11,300 Cohu Inc.+...............................................       632,800
  15,295 Commnet Cellular Inc. ...................................       535,325
 106,100 Computer Horizons Corp.@.................................     4,217,475
   3,425 Computer Management Sciences, Inc. ......................        65,931
   7,100 Computer Motion Inc. ....................................       102,063
  27,200 Computer Products Inc. ..................................       826,200
  83,700 Computer Task Group Inc.+................................     3,740,344
  86,700 Computervision Corp. ....................................       216,750
  71,700 Comverse Technology Inc.#@...............................     3,293,719
  61,500 Copytele Inc. ...........................................       280,594
   7,500 Credit Management Solutions Inc. ........................        97,500
   8,500 Cybermedia Inc. .........................................       179,563
   8,000 Cylink Corp. ............................................        92,000
  89,700 Cypress Semiconductor Corp. .............................     1,592,175
  24,100 Cyrix Corp. .............................................       676,306
  10,300 Data Dimensions Inc. ....................................       343,763
   1,400 Data Processing Resources Corp. .........................        33,775
  12,600 Data Transmission Network Corp. .........................       346,500
   8,150 Davox Corp. .............................................       236,350
   3,300 DBT Online Inc. .........................................       170,363
   6,900 Deltek Systems Inc. .....................................       155,250
  10,400 Dialogic Corp. ..........................................       416,000
  17,400 Digital Microwave Corp. .................................       715,575
  11,500 DII Group, Inc. .........................................       629,625
  13,400 Dionex Corp. ............................................       626,450
  12,500 Documentum, Inc. ........................................       443,750
   4,900 Dupont Photomasks Inc. ..................................       320,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 24.2% (CONTINUED)
  18,500 Dynatech Corp. ..........................................  $    707,625
  14,100 Edify Corp. .............................................       204,450
   6,500 Electro Scientific Industries Inc. ......................       315,250
   7,600 Eltron International Inc. ...............................       246,050
  12,600 Encad Inc. ..............................................       442,575
  16,700 Engineering Animation Inc. ..............................       638,775
   2,300 Factset Research Systems Inc. ...........................        63,106
  61,300 FEI Co. .................................................     1,026,775
   8,500 Filenet Corp. ...........................................       152,469
  20,300 Forte Software Inc. .....................................       275,319
  13,800 General Datacomm Industries Inc.+........................       100,050
  28,300 Genrad Inc. .............................................       749,950
  82,100 Geotek Communications Inc. ..............................       359,188
  25,500 Glenayre Technologies Inc. ..............................       446,250
  28,100 GT Interactive Software Corp. ...........................       284,513
  46,611 Hadco Corp. .............................................     3,268,596
  44,500 Harbinger Corp.+.........................................     1,557,500
   5,300 HCIA Inc. ...............................................        82,150
   9,900 Helix Technology Corp.+..................................       591,525
  28,100 Highway Master...........................................       256,413
 283,800 HMT Technology Corp.#....................................     4,824,600
  63,800 HNC Software Inc. .......................................     2,320,725
  19,100 HPR Inc. ................................................       341,413
  37,400 Hutchinson Technology, Inc. .............................     1,234,200
  18,300 Hyperion Software Corp. .................................       527,269
  25,100 Identix Inc. ............................................       251,000
  12,300 IKOS Systems, Inc. ......................................       182,194
   9,500 Imnet Systems Inc. ......................................       313,500
   2,100 Inacom Corp. ............................................        72,450
   4,800 Indus International Inc. ................................        76,800
  24,300 Infinity Financial Technology Inc. ......................       303,750
   8,500 In Focus Systems Inc. ...................................       204,000
   4,900 Information Management Associates........................        59,413
  15,500 Innovex Inc.+............................................       521,188
   6,500 Insight Enterprises Inc. ................................       281,125
  10,700 Inso Corp. ..............................................       148,463
  20,500 Integrated Systems Inc. .................................       310,063
  67,500 InterDigital Communications Corp. .......................       396,563
   9,200 Intermet Corp.+..........................................       159,275
  27,100 Intersolv Inc. ..........................................       438,681
  12,100 Inter-Tel Inc. ..........................................       346,363
  18,200 Intervoice Inc. .........................................       174,038
  11,700 Intevac Inc. ............................................       166,725
   2,100 I2 Technologies Inc. ....................................        97,125
  18,000 IXC Communications Inc. .................................       486,000
   4,000 Jacobs Engineering Group Inc. ...........................       128,000
  15,000 Jack Henry & Associates+.................................       375,000
  17,800 JDA Software Group, Inc. ................................       556,250
 121,200 Kulicke & Soffa Industries Inc. .........................     5,567,626
  24,100 Lam Research Corp. ......................................     1,361,650
  30,000 Lattice Semiconductor Corp. .............................     1,910,625
  10,300 Learning Tree International Inc. ........................       283,250
   6,300 Lecroy Corp. ............................................       214,200
  66,400 Legato Systems Inc. .....................................     1,892,400
  20,000 Lone Star Technologies Inc. .............................       816,250
 110,256 Lycos Inc.#..............................................     3,452,392

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 24.2% (CONTINUED)
  17,100 Manugistics Group Inc. ..................................  $    724,613
  11,650 Mastec Inc. .............................................       543,909
   1,500 Mastech Corp. ...........................................        39,750
  14,400 May & Speh Inc. .........................................       183,600
   3,600 McWhorter Technologies Inc. .............................        97,425
  20,800 Mercury Interactive Corp. ...............................       400,400
  28,550 Methode Electronics Inc.+................................       678,063
  12,800 Micrel Inc. .............................................       457,600
  22,400 Microage Inc. ...........................................       609,001
  13,400 Micro Linear Corp. ......................................       123,113
  28,700 Micros Systems Inc. .....................................     1,341,725
   5,600 Microtouch Systems Inc. .................................       176,400
  17,300 MRV Communications, Inc. ................................       508,188
   1,600 National Computer Systems Inc.+..........................        52,400
  35,000 National Data Corp.+.....................................     1,310,312
  10,700 National Instruments Corp. ..............................       441,375
  11,400 National Techteam Inc. ..................................       123,975
  19,900 Natural Microsystems Corp. ..............................       731,325
  11,300 Neomagic Corp. ..........................................       245,775
  51,400 Network Appliance, Inc. .................................     2,428,650
  16,900 Network Computing Devices, Inc. .........................       200,687
   6,900 Network Equipment Technologies Inc. .....................       129,806
  50,100 Network General Corp. ...................................       832,912
  22,500 Nova Corp. ..............................................       570,938
  16,400 Oak Technologies Inc. ...................................       178,350
  57,900 Octel Communications Corp.@..............................     1,758,712
  14,700 ODS Networks Inc. .......................................       157,106
  24,300 OIS Optical Imaging Systems Inc. ........................        47,081
   8,700 Omtool Ltd. .............................................        85,912
  14,100 Open Market Inc. ........................................       157,743
  17,800 Orbital Sciences Corp. ..................................       386,037
  22,281 Organogenesis Inc. ......................................       414,983
  10,300 Overland Data Inc. ......................................        72,100
  10,800 Palmer Wireless Inc. ....................................       187,650
     600 Park Electrochemical Corp.+..............................        17,775
  27,168 Paxar Corp. .............................................       590,904
 100,700 P-Com Inc. ..............................................     4,676,255
   7,000 Peerless Systems Corp. ..................................       102,375
   5,100 Pega Systems Inc. .......................................       137,381
  10,600 Perceptron Inc. .........................................       278,250
  35,100 Performance Systems International Inc. ..................       287,381
  14,400 Periphonics Corp. .......................................       204,300
   6,900 Peritus Software Services Inc. ..........................       172,500
  13,600 Photronics Inc. .........................................       802,400
  12,000 Pixar Inc. ..............................................       240,750
  59,396 Platinum Technology Inc. ................................     1,410,655
  31,500 PMC-Sierra Inc. .........................................       903,656
  36,600 PMT Services, Inc. ......................................       617,625
   4,200 Policy Management Systems Corp. .........................       252,263
  10,800 Powerwave Technologies Inc. .............................       421,875
  14,100 PRI Automation, Inc. ....................................       754,350
   8,600 Project Software & Development Inc. .....................       184,900
  14,100 Proxim Inc. .............................................       348,975
  17,800 Quantum Corp. Delaware...................................       624,113
  11,300 QuickResponse Services, Inc. ............................       395,500
   7,400 Radisys Corp. ...........................................       292,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 24.2% (CONTINUED)
   9,400 Rambus Inc. .............................................  $    747,300
  28,700 Ramtron International Corp. .............................       238,569
  47,900 Read Rite Corp. .........................................     1,374,132
   8,440 Registry Inc. ...........................................       387,185
  99,650 Remedy Corp.#............................................     3,842,752
   5,500 RF Micro Devices Inc. ...................................       103,125
   7,700 Rogers Corp. ............................................       291,637
   2,400 S&T BanCorp Inc.+........................................        87,000
  17,700 Safeskin Corp. ..........................................       588,525
  57,100 Sapient Corp. ...........................................     3,126,225
 109,350 Scopus Technology Inc. ..................................     2,706,412
  13,100 SDL Inc. ................................................       232,525
  22,000 Security Dynamics Technologies Inc. .....................       864,875
  27,200 Siebel Systems Inc. .....................................       982,600
  94,800 SIII Inc. ...............................................     1,522,724
  10,400 Silicon Valley Group Inc. ...............................       351,000
  37,400 Spectrum Holobyte Inc. ..................................       179,987
   6,600 SPS Transaction Services ................................       140,662
   8,400 SPSS Inc. ...............................................       234,150
  38,600 Structural Dynamics Research Corp. ......................     1,025,312
  14,600 Summit Design Inc. ......................................       175,200
  10,100 Supertex Inc. ...........................................       154,025
  44,300 Symantec Corp. ..........................................     1,065,968
  38,500 System Software Associates Inc. .........................       584,718
  17,000 Systems & Computer Technology Corp. .....................       599,250
  23,900 Systemsoft Corp. ........................................       206,137
  15,000 Technitrol Inc.+.........................................       510,000
 133,500 Technology Solutions Co. ................................     3,103,875
  10,000 Tekelec Co. .............................................       363,125
  37,475 Tel-Save Holdings Inc. ..................................       669,865
   8,900 Telxon Corp.+............................................       213,600
  89,575 Tetra Tech, Inc. ........................................     2,082,618
  11,900 TETRA Technologies, Inc. ................................       249,900
 135,000 Tower Semiconductor Ltd. ................................     2,446,875
  14,050 Transaction Network Services, Inc. ......................       201,968
  30,000 Transaction Systems Architects, Inc. ....................     1,038,750
  18,400 Trident Microsystems Inc. ...............................       328,900
   8,200 Triquint Semiconductor Inc. .............................       303,400
  13,000 Unitrode Corp. ..........................................     1,014,000
  20,900 USCS International Inc. .................................       373,587
  38,500 Vanguard Cellular Systems Inc., Class A Shares...........       563,062
  48,900 Vanstar Corp. ...........................................       767,118
  34,700 Vantive Corp. ...........................................     1,058,350
   5,500 Veeco Instruments Inc. ..................................       341,687
  13,800 Veritas Software Corp. ..................................       871,125
  63,300 Viasoft Inc.@............................................     3,426,112
  19,300 Vical Inc. ..............................................       224,362
  35,100 Vicor Corp. .............................................       881,887
  18,400 Viewlogic Systems Inc. ..................................       328,900
  57,900 Visio Corp. .............................................     1,997,550
  14,300 VISX Inc. ...............................................       267,231
  67,000 VLSI Technology Inc. ....................................     2,211,000
  13,900 Walker Interactive Systems Inc. .........................       197,206
  40,000 Wang Laboratories, Inc. .................................       780,000
  97,900 Whittman-Hart Inc. ......................................     2,826,862
  83,325 Wind River Systems Co. ..................................     3,572,559

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

 SHARES                           SECURITY                             VALUE

--------------------------------------------------------------------------------
 TECHNOLOGY -- 24.2% (CONTINUED)
  19,900 Winstar Communications Inc. .............................  $    332,081
  22,300 Xircom Inc. .............................................       314,987
  34,300 Xylan Corp. .............................................       707,437
  51,500 Yahoo! Inc.#.............................................     3,064,250
  21,800 Zebra Technologies Corp., Class A Shares.................       640,375
   6,700 Zoran Corp. .............................................       139,025
--------------------------------------------------------------------------------
                                                                     190,966,602
--------------------------------------------------------------------------------
 TRANSPORTATION -- 0.5%
  19,200 Air Express International Corp.+.........................       583,200
   8,300 Airnet Systems Inc. .....................................       177,413
   7,800 American Freightways Corp. ..............................       124,800
   6,500 ASA Holdings, Inc.+......................................       193,375
   9,400 Atlas Air Inc. ..........................................       260,850
  13,500 Coach USA Inc. ..........................................       350,156
   7,600 Eagle USA Airfreight Inc. ...............................       210,900
   5,800 Genessee & Wyoming Inc., Class A Shares..................       181,250
  17,085 Heartland Express Inc. ..................................       422,853
   9,900 Hvide Marine Inc., Class A Shares........................       305,663
   1,000 Landstar Systems Inc. ...................................        27,375
   8,400 Mesaba Holdings Inc. ....................................       164,850
   5,450 Midwest Express Holdings, Inc. ..........................       157,710
     170 Monro Muffler Brake Inc. ................................         2,848
   8,800 Railtex Inc. ............................................       168,300
  15,900 Rural/Metro Corp. .......................................       437,249
  12,900 Swift Transportation Co. Inc. ...........................       377,325
  25,000 ValuJet, Inc. ...........................................       137,500
--------------------------------------------------------------------------------
                                                                       4,283,617
--------------------------------------------------------------------------------
 UTILITIES -- 3.1%
 120,150 ACC Corp. ...............................................     3,514,388
  28,550 ADE Corp. ...............................................     1,170,550
  21,081 Aliant Communications Inc.+..............................       476,958
  92,300 Allen Telecom Inc. ......................................     2,203,663
  19,600 Alpine Group Inc. .......................................       276,850
  48,600 Aspect Telecommunications@ ..............................     1,069,200
   7,700 Associated Group Inc. ...................................       560,175
   8,818 Barnes Group Inc.+.......................................       243,047
  27,300 Brooks Fiber Properties Inc. ............................       917,963
  12,700 Cablevision Systems Corp., Class A Shares................       637,382
  11,000 Cellular Communications International Inc. ..............       396,000
  17,400 CFW Communications Co.+..................................       321,900
   6,450 Encore Wire Corp. .......................................       222,525
   5,900 Franklin Electric Co. Inc.+..............................       362,850
 125,000 ICG Communications Inc. .................................     2,281,250
   4,500 Innova Corp. ............................................        99,000
  17,900 Intermedia Communications Inc. ..........................       639,925
  10,000 MAS Technology Ltd. ADR .................................       215,000
  30,700 McLeod Inc., Class A Shares..............................     1,039,963
  10,400 Mid Comm Communications Inc. ............................        83,200
   4,300 Mobile Telecommunications Technologies Corp. ............        52,675
  12,200 North Pittsburgh Systems Inc.+...........................       204,350
   3,900 NTL Inc. ................................................        86,288
  32,100 Omnipoint Corp. .........................................       672,094
   3,900 Orion Network Systems Inc. ..............................        59,475
   9,300 Pacific Gateway Exchange Inc. ...........................       327,825
  30,400 Pagemart Wireless Inc., Class A Shares...................       292,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                    SMALL CAPITALIZATION GROWTH INVESTMENTS

    SHARES                         SECURITY                            VALUE

--------------------------------------------------------------------------------
 UTILITIES -- 3.1% (CONTINUED)
     113,300 Paging Network Inc. ................................   $  1,147,163
      33,500 Pairgain Technologies Inc. .........................        862,625
      12,300 Premiere Technologies Inc. .........................        382,068
      27,000 Premisys Communications Inc. .......................        558,562
       9,000 Spectrian Corp. ....................................        396,000
      15,600 Telco Communications Corp. .........................        462,150
      17,700 Tucson Electric Power Co. ..........................        282,094
      20,300 USLD Communications Corp. ..........................        312,113
      11,500 West Teleservices Corp. ............................        152,375
      16,500 Westell Technologies Inc. ..........................        371,250
      46,200 Western Wireless Corp. .............................        695,887
      17,900 World Access Inc. ..................................        474,350
       6,800 Yurie Systems Inc. .................................        181,050
--------------------------------------------------------------------------------
                                                                      24,704,783
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (Cost -- $625,741,319)..........    763,185,810
--------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                            VALUE
--------------------------------------------------------------------------------
 U.S. TREASURY BILLS -- 0.1%
 $   120,000 U.S. Treasury Bills, 4.900% due 9/18/97++...........        119,722
      50,000 U.S. Treasury Bills, 4.913% due 9/18/97++...........         49,884
      25,000 U.S. Treasury Bills, 4.930% due 8/18/97++...........         24,942
      40,000 U.S. Treasury Bills, 4.990% due 8/18/97++...........         39,895
      55,000 U.S. Treasury Bills, 5.080% due 8/18/97++...........         54,868
--------------------------------------------------------------------------------
             TOTAL U.S. TREASURY BILLS (Cost -- $289,311)........        289,311
--------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS (Cost -- $626,030,630)........    763,475,121
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.2%
  25,432,000 Goldman, Sachs & Co., 5.498% due 9/2/97; Proceeds at
             maturity -- $25,447,536;
             (Fully collateralized by U.S. Treasury Notes, 6.250%
             due 2/28/02;
             Market value -- $25,959,740) (Cost -- $25,432,000)..     25,432,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $651,462,630*)...   $788,907,121
--------------------------------------------------------------------------------

+ Income producing security.
@ Security has been partially segregated by custodian for futures contracts committments.
# Portion of the security is on loan.
++Security serves as collateral for futures contracts.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS


Technology 24.2%
Consumer Services 19.1%
Healthcare 14.0%
Consumer Durables & Non-Durables 10.1%
Capital Goods 6.8%
Financial Services 5.0%
Energy 4.2%
Other Common Stocks 6.7%
Basic Industries 6.6%
Repurchase Agreement 3.2%
U.S. Treasury Bills 0.1%




                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE

-------------------------------------------------------------------------------
 STOCKS -- 93.4%
-------------------------------------------------------------------------------
 AUSTRALIA -- 3.0%
      6,000 Aberfoyle Ltd. ......................................  $     14,984
     48,300 Amcor Ltd. ..........................................       292,325
     17,800 Ashton Mining Ltd. ..................................        20,919
     22,100 Australian Gas Light Co. Ltd. .......................       139,112
     49,800 Australian National Industries Ltd. .................        57,062
     89,535 Boral Ltd. ..........................................       261,081
     16,900 Brambles Industries Ltd. ............................       332,670
    340,284 Broken Hill Proprietary Co. Ltd. ....................     4,268,952
     40,675 Burns, Philp & Co. Ltd. .............................        71,403
     42,190 Coca-Cola Amatil Ltd. ...............................       430,121
     83,071 Coles Myer Ltd. .....................................       386,778
     44,333 Crown Ltd.+..........................................        54,380
     74,600 CSR Ltd. ............................................       264,106
     26,048 David Jones Ltd. ....................................        37,882
     13,300 Delta Gold NL........................................        16,412
      5,500 Dominion Mining Ltd.+................................         1,939
      2,750 Dominion Mining Ltd. Warrants, Expire 12/31/98+......           252
     23,676 Email Ltd. ..........................................        72,864
      7,884 F.H. Faulding & Co. Ltd. ............................        44,010
    149,500 Foster's Brewing Group Ltd. .........................       282,206
     33,569 Futuris Corp Ltd. ...................................        50,299
     87,500 General Property Trust...............................       157,458
     46,880 Gio Australia Holdings Ltd. .........................       137,733
     97,006 Goodman Fielder Ltd. ................................       138,939
     16,400 Great Central Mines Ltd. ............................        27,705
     14,587 Howard Smith Ltd. ...................................       133,402
     22,600 ICI Australia Ltd. ..................................       210,816
     30,532 James Hardie Industries Ltd. ........................       103,831
     19,800 Leighton Holdings Ltd. ..............................        97,192
     18,554 Lend Lease Corp. Ltd. ...............................       400,007
     12,300 Metal Manufactures Ltd. .............................        25,296
    125,986 Mount ISA Mines. Holdings Ltd. ......................       150,835
    114,768 National Australia Bank Ltd. ........................     1,593,216
     18,442 Newcrest Mining Ltd. ................................        35,761
  2,110,359 News Corp Ltd. ......................................     9,504,963
    233,914 News Corp Ltd.--Preferred............................       891,693
    125,306 Normandy Mining Ltd. ................................       151,862
     55,963 North Ltd. ..........................................       188,383
     78,000 Pacific Dunlop Ltd. .................................       200,519
     67,625 Pioneer International Ltd. ..........................       227,491
     12,100 Plutonic Resources Ltd. .............................        34,483
     22,726 QBE Insurance Group Ltd. ............................       123,189
     49,700 QCT Resources Ltd. ..................................        58,042
     11,700 Resolute Ltd. .......................................        17,273
     16,240 RGC Ltd. ............................................        45,924
     26,743 Rio Tinto Ltd. ......................................       395,015
      9,300 Rothmans Holdings Ltd. ..............................        49,093
     46,125 Santos Ltd. .........................................       219,196
     27,801 Schroders Property Fund .............................        45,740
      7,800 Sons of Gwalia Ltd. .................................        24,635
     47,004 Southcorp Holdings Ltd. .............................       162,265
     24,904 Stockland Trust Group................................        62,193
     41,700 Sydney Harbour Casino Holdings Ltd.+.................        56,663
     23,100 TABCORP Holdings Ltd. ...............................       115,036
     93,901 Westfield Trust......................................       175,874

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 AUSTRALIA -- 3.0% (CONTINUED)
    137,700 Westpac Banking Corp Ltd. ..........................   $    798,000
  1,918,581 WMC Ltd. ...........................................      9,723,467
-------------------------------------------------------------------------------
                                                                     33,582,947
-------------------------------------------------------------------------------
 AUSTRIA -- 0.2%
        200 Austria Mikro Systeme International AG..............         15,629
      2,000 Austrian Airlines Osterreichische Luftverkehrs AG+..         47,204
      4,970 Bank Austria AG.....................................        247,156
        500 Bank Austria AG Preferred...........................         19,142
        658 Bank Austria AG Preferred New shares+...............         24,879
        300 Bau Holding AG......................................         18,471
        800 Boehler-Uddeholm AG.................................         62,770
        100 BWT AG..............................................         16,948
      2,160 Creditanstalt-Bankverein............................        132,650
      1,180 Creditanstalt-Bankverein-Preferred..................         57,740
        500 EA-Generali AG......................................        117,812
      1,600 Flughafen Wien AG...................................         61,886
        200 Lenzing AG+.........................................         12,535
        900 Mayr-Melnhof Karton AG..............................         51,932
        600 Oesterreichische Brau-Beteiligungs AG...............         31,732
      2,300 Oesterreichische Elekrizitaetswirtschafts AG, Class
             A Shares...........................................        156,462
      2,020 OMV AG..............................................        266,920
      1,000 Radex-Heraklith Industriebeteiligungs AG............         38,600
        600 Steyr-Daimler-Puch AG...............................         17,808
        140 Strabag Oesterreich AG..............................          8,178
        300 Universale-Bau AG...................................          9,709
      1,100 VA Technologie AG...................................        201,835
        500 Wienerberger Baustoffindustrie AG...................         97,091
-------------------------------------------------------------------------------
                                                                      1,715,089
-------------------------------------------------------------------------------
 BELGIUM -- 0.5%
      1,000 Barco NV............................................        196,179
        180 Bekaert NV..........................................        113,832
      1,800 Cimenteries CBR Cementbedrijven.....................        145,560
        250 Cimenteries CBR Cementbedrijven - STRIP VVPR+.......             40
      4,100 Delhaize-Le Lion S.A. ..............................        188,671
      4,350 Electrabel S.A. ....................................        855,719
        625 Electrabel S.A. - STRIP VVPR+.......................            269
      3,432 Fortis AG...........................................        674,209
        332 Fortis AG - STRIP VVPR+.............................             54
      1,430 Generale de Banque S.A. ............................        535,865
        110 Generale de Banque S.A. - STRIP VVPR+...............             38
      2,050 Gevaert NV .........................................        184,257
        550 Glaverbel S.A. .....................................         77,409
      1,900 Groupe Bruxelles Lambert S.A. ......................        283,773
      1,025 Kredietbank NV .....................................        381,341
        174 Kredietbank NV VVPR.................................         64,618
      1,860 PetroFina S.A.+.....................................        664,464
      1,275 Royale Belge........................................        351,689
        175 Royale Belge - STRIP VVPR+..........................             19
      6,700 Solvay S.A. ........................................        375,027
      1,100 Tractebel...........................................        438,105
        150 Tractebel - STRIP VVPR+.............................             36
      1,100 Tractebel Warrants, Expire 11/30/99+................         10,509
      2,000 Union Miniere S.A.+.................................        166,039
-------------------------------------------------------------------------------
                                                                      5,707,722
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 CANADA -- 0.7%
        100 Canadian Pacific Ltd. ..............................  $      2,919
     78,400 Inco Ltd. ..........................................     2,126,600
    332,100 Placer Dome, Inc. ..................................     5,521,163
------------------------------------------------------------------------------
                                                                     7,650,682
------------------------------------------------------------------------------
 DENMARK -- 0.4%
        255 Aarhus Oliefabrik A/S, Class A Shares...............        13,020
         65 Aarhus Oliefabrik A/S, Class B Limited Voting
             Shares.............................................         3,300
         10 A/S Dampskibsselskabet Svendborg, Class B Shares....       595,221
      1,710 A/S Det Ostasiatiske Kompagni+......................        26,194
      1,015 Bang & Olufsen Holding A/S, Class B Shares..........        57,601
      2,815 Carlsberg A/S, Class A Shares.......................       140,450
      2,285 Carlsberg A/S, Class B Shares+......................       114,673
      4,420 Danisco A/S.........................................       240,519
      4,225 Den Danske Bank.....................................       400,643
         17 D/S 1912, Class B Shares............................       714,265
      3,675 FLS Industries A/S, Class B Shares..................       115,269
        475 GN Store Nord A/S...................................        44,350
      2,375 ISS International Service System A/S, Class B
             Shares+............................................        70,336
        215 J. Lauritzen Holdings A/S+..........................        22,897
        970 Korn-OG Foderstof Kompagniet AS.....................        29,010
        600 NKT Holding A/S.....................................        40,615
      5,990 Novo Nordisk AS, Class B Shares.....................       607,337
        825 Radiometer A/S, Class B Shares......................        40,921
      3,750 SAS Danmark A/S.....................................        57,990
        524 Sophus Berendsen A/S, Class A Shares................        72,550
      1,574 Sophus Berendsen A/S, Class B Shares................       218,834
      2,475 Superfos A/S........................................        58,494
     10,455 Tele Danmark A/S, Class B Shares....................       549,091
      4,250 Unidanmark A/S, Class A Shares......................       249,348
------------------------------------------------------------------------------
                                                                     4,482,928
------------------------------------------------------------------------------
 FINLAND -- 0.3%
      1,900 Amer Group Ltd.+....................................        36,108
      1,200 Cultor Oy Series 1..................................        60,887
        600 Cultor Oy Series 2..................................        31,772
      1,200 Instrumentarium Group, Class A Shares...............        40,296
        400 Instrumentarium Group, Class B Shares...............        13,211
     10,500 Kemira Oy...........................................        92,991
      7,200 Kesko...............................................        92,326
        500 Kone Corp Oy, Class B Shares........................        57,197
     66,066 Merita Ltd., Class A Shares.........................       260,856
      1,100 Metra Oy, Class A Shares............................        30,849
      3,100 Metra Oy, Class B Shares............................        86,081
      9,900 Outokumpu OYJ, Class A Shares.......................       158,001
     15,900 Oy Nokia AB, Class A Shares.........................     1,232,250
      8,500 Oy Nokia AB, Class K Shares.........................       658,684
      1,600 Pohjola Insurance Group, Class A Shares.............        45,757
      1,600 Pohjola Insurance Group, Class B Shares.............        47,233
      1,200 Sampo Insurance Co. Ltd., Class A Shares............       116,238
        700 Stockmann AB, Class A Shares........................        38,229
        500 Stockmann AB, Class B Shares........................        25,738
        592 The Rauma Group Oy..................................        12,124
     21,260 UPM-Kymmene Corp. Oy................................       504,052
------------------------------------------------------------------------------
                                                                     3,640,880
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 FRANCE -- 8.1%
     44,180 Accor S.A...........................................  $  6,628,274
        407 Adecco S.A..........................................       138,899
     63,435 Alcatel Alsthom.....................................     7,780,998
     14,802 AXA-UAP.............................................       944,419
     16,268 Banque Nationale de Paris...........................       694,652
        160 Bongrain S.A........................................        56,714
      1,895 Bouygues............................................       151,837
      1,953 Canal Plus..........................................       315,223
      2,955 Carrefour Supermarche S.A. .........................     1,783,572
        450 Chargeurs S.A. .....................................        26,708
      1,056 Club Mediterranee S.A.+.............................        84,699
      2,178 Compagnie Bancaire S.A. ............................       240,323
      6,780 Compagnie de Saint Gobain...........................       932,243
    250,740 Compagnie de Suez S.A. .............................       624,215
      9,543 Compagnie Financiere de Paribas.....................       658,279
      1,250 Compagnie Francaise d'Etudes et de Construction
             Technip............................................       151,265
        250 Compagnie Generale de Geophysique S.A.+.............        30,830
     81,686 Compagnie Generale des Eaux.........................     9,130,840
      9,411 Compagnie Generale des Eaux Warrants, Expire
             5/2/01+............................................         5,275
     11,817 Compagnie Generale des Etablissements Michelin,
             Class B Shares.....................................       664,347
        400 Comptoirs Modernes..................................       179,969
        862 CPR.................................................        64,662
      1,147 Credit National/Natexis.............................        68,077
        400 Dollfus-Mieg & Cie S.A.+............................         7,478
     20,950 Elf Aquitaine S.A. .................................     2,331,424
      2,000 Eridania Beghin-Say S.A. ...........................       260,490
        700 Essilor International S.A. .........................       173,341
      4,700 Etablissements Economiques du Casino Guichard-
             Perrachon S.A. ....................................       234,012
      1,300 Etablissements Economiques du Casino Guichard-
             Perrachon S.A Preferred............................        50,795
        150 Europe 1 Communication..............................        34,597
        700 Finextel............................................        12,233
      5,574 Groupe Danone.......................................       830,747
      1,169 GTM ENTREPOSE S.A. .................................        64,950
      5,024 Havas S.A. .........................................       307,213
      1,100 Imetal S.A. ........................................       153,788
      7,241 Lafarge S.A. .......................................       467,970
      7,590 Lagardere S.C.A. ...................................       203,343
      5,615 L'Air Liquide ......................................       860,001
      2,140 Legrand S.A. .......................................       378,923
      5,215 L'OREAL.............................................     1,863,145
      6,710 LVMH Moet Hennessy Louis Vuitton....................     1,397,202
      2,540 Moulinex+...........................................        61,558
        800 Nord-Est S.A. ......................................        15,761
        600 Pathe S.A. .........................................       112,175
      4,325 Pernod-Ricard.......................................       202,149
      1,700 Pinault-Printemps-Redoute S.A. .....................       726,469
      1,550 Primagaz Cie........................................       131,605
      1,450 Promodes............................................       523,296
     65,040 PSA Peugeot Citroen.................................     7,302,323
    708,135 Renault S.A.+.......................................    17,792,395
     25,630 Rhone-Poulenc, Class A Shares.......................       941,450
        300 Sagem S.A. .........................................       146,748
      1,200 Salomon S.A. .......................................        84,082
      8,038 Sanofi S.A. ........................................       772,592
    170,101 Schneider S.A. .....................................     9,066,632
      1,600 Sidel S.A. .........................................       116,066

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 FRANCE -- 8.1% (CONTINUED)
      1,184 Simco S.A. ........................................  $      88,817
      1,150 Skis Rossignol S.A. ...............................         21,424
      4,200 Societe BIC S.A. ..................................        303,982
        280 Societe Eurafrance S.A. ...........................        106,174
      1,200 Societe Francaise d'Investissements Immobiliers et
             de Gestion........................................         79,532
      7,223 Societe Generale...................................        897,888
      3,950 Societe Nationale d'Exploitation Industrielle des
             Tabacs et Allumettes..............................        121,779
        600 Sodexho Alliance S.A. .............................        271,536
      1,500 Sommer Allibert....................................         53,293
     62,531 Suez Lyonnaise des Eaux............................      6,298,977
      9,212 Thomson CSF........................................        247,709
     18,577 Total S.A., Class B shares.........................      1,742,694
        700 Union du Credit-Bail Immobilier....................         67,167
        650 Union Immobiliere de France........................         44,687
     18,650 Usinor Sacilor.....................................        323,773
      5,410 Valeo S.A. ........................................        325,554
      2,400 Worms et Compagine.................................        130,852
------------------------------------------------------------------------------
                                                                    90,109,111
------------------------------------------------------------------------------
 GERMANY -- 9.3%
      3,450 Adidas AG..........................................        416,829
      2,500 AGIV-AG fuer Industrie und Verkehrswesen+..........         55,549
     17,500 Allianz AG Holding.................................      3,876,791
         50 AMB Aachener & Muenchener Beteiligungs AG Bearer
             Shares............................................         44,995
        300 AMB Aachener & Muenchener Beteiligungs AG
             Registered Shares.................................        243,306
      1,900 Axa Colonia Konzern AG.............................        162,537
        500 Axa Colonia Konzern AG Preferred...................         39,440
     46,650 BASF AG............................................      1,617,020
     54,000 Bayer AG...........................................      1,991,779
     19,700 Bayerische Hypotheken-und Wechsel-Bank AG..........        721,159
     20,200 Bayerische Vereinsbank AG..........................      1,045,795
      6,450 Beiersdorf AG......................................        268,183
      2,750 Bilfinger & Berger Bau AG..........................        111,821
        250 Brau Und Brunnen AG+...............................         19,609
        200 Buderus AG.........................................         97,211
      7,200 Continental AG.....................................        175,181
    354,729 Daimler-Benz AG....................................     26,207,620
      6,500 Degussa AG.........................................        317,742
     38,250 Deutsche Bank AG...................................      2,237,376
     29,200 Deutsche Lufthansa AG..............................        592,045
    167,950 Deutsche Telekom AG................................      3,372,621
      3,500 Deutz AG+..........................................         28,580
        150 Didier-Werke AG....................................         10,582
        100 DLW AG+............................................         10,249
      2,450 Douglas Holding AG.................................         83,767
     34,050 Dresdner Bank AG...................................      1,342,556
        116 Dyckerhoff AG......................................         40,805
        116 Dyckerhoff AG Preferred............................         39,834
         50 Escada AG..........................................          7,319
         50 Escada AG Preferred................................          6,652
      4,630 FAG Kugelfischer Georg Schaefer AG.................         84,488
        250 Friedrich Grohe AG - Vorzugsak.....................         68,048
      3,685 Heidelberger Zement AG.............................        272,250
        100 Herlitz AG.........................................          8,221
        100 Herlitz AG Preferred...............................          7,649
      5,350 Hochtief AG........................................        239,237
    118,513 Hoechst AG.........................................      4,641,243

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                           VALUE

------------------------------------------------------------------------------
 GERMANY -- 9.3% (CONTINUED)
        100 HOLSTEN -- BRAUEREI AG.............................  $      21,498
        150 IWKA AG............................................         36,663
        650 Karstadt AG........................................        225,669
        650 Linde AG...........................................        435,091
        850 MAN AG.............................................        232,780
        350 MAN AG Preferred...................................         79,325
     28,665 Mannesmann AG......................................     13,232,205
     13,150 Merck KGaA.........................................        495,992
     16,620 Metro AG...........................................        758,896
      1,200 Metro AG - Vorz 1..................................         42,829
      6,000 Muenchener Rueckversicherungs-Gesellschaft AG
             Registered Shares.................................      1,783,135
      1,150 Preussag AG........................................        320,048
        550 PWA-Papierwerke Waldhof-Aschaffenburg AG...........        100,822
        100 Rheinmetall Berlin AG..............................         17,776
         66 Rheinmetall Berlin AG Preferred....................         10,889
     25,850 RWE AG.............................................      1,163,121
     16,600 RWE AG Non Voting Preferred........................        631,652
        100 Salamander AG+.....................................         15,276
      4,650 SAP AG.............................................      1,018,495
      3,250 SAP AG Preferred...................................        738,390
      5,250 Schering AG........................................        514,734
      1,600 SGL Carbon AG......................................        195,978
     42,850 Siemens AG.........................................      2,630,222
        150 STRABAG AG+........................................         11,749
      2,400 Thyssen AG.........................................        550,605
     37,350 VEBA AG............................................      1,962,732
      2,006 Viag AG............................................        830,726
     34,880 Volkswagen AG......................................     25,091,434
        500 Volkswagen AG Preferred............................        267,470
------------------------------------------------------------------------------
                                                                   103,922,291
------------------------------------------------------------------------------
 HONG KONG -- 5.0%
    107,808 Bank of East Asia Ltd. ............................        384,681
    282,000 Cathay Pacific Airways ............................        460,356
    193,000 Cheung Kong Holdings Ltd. .........................      2,042,328
    208,500 China Light & Power Co. Ltd.+......................        965,950
    157,608 Chinese Estates Holdings...........................        140,340
     22,000 Dickson Concepts International Ltd. ...............         83,469
     65,000 Elec & Eltek International Holdings Ltd. ..........         22,648
      5,800 Genting International Ltd. ........................         12,760
     46,000 Giordano International Ltd. .......................         32,649
    111,000 Hang Lung Development Co. .........................        200,542
    497,500 Hang Seng Bank Ltd. ...............................      6,002,872
     12,400 Hong Kong Aircraft Engineering Co. Ltd. ...........         40,805
    294,000 Hong Kong & China Gas Co. Ltd. ....................        546,341
     18,000 Hong Kong & China Gas Co. Ltd. Warrants, Expire
             9/30/97+..........................................         19,048
  1,004,187 Hong Kong Telecommunications Ltd. .................      2,112,305
     14,459 Hong Kong Telecommunication Ltd. ADR...............        306,349
    102,500 Hong Kong & Shanghai Hotels Ltd. ..................        125,664
      6,500 Hong Kong & Shanghai Hotels Ltd. Warrants, Expire
             12/10/98+.........................................            839
    343,000 Hopewell Holdings Ltd. ............................        204,720
  1,210,000 Hutchison Whampoa Ltd. ............................     10,071,622
     84,000 Hysan Development Co. Ltd. ........................        243,902
      3,650 Hysan Development Co. Ltd. Warrants, Expire
             4/30/98+..........................................          1,601
     17,906 Jardine Matheson Holdings Ltd. ....................        125,342
     37,800 Johnson Electric Holdings Ltd. ....................         84,878
     25,000 Kumagai Gumi (Hong Kong) Ltd. .....................         46,942

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 HONG KONG -- 5.0% (CONTINUED)
      5,000 Kumagai Gumi (Hong Kong) Ltd. Warrants, Expire
             6/30/98+..........................................   $       4,968
      4,900 Melco International Development Ltd. ..............           1,834
     45,000 Miramar Hotel and Investment Ltd. .................          98,722
  2,280,119 New World Development Co. Ltd. ....................      14,212,124
        898 New World Infrastructure Ltd.+.....................           2,514
     96,000 Oriental Press Group...............................          33,140
      9,600 Oriental Press Group Warrants, Expire 10/02/98+....             372
     52,000 Peregrine Investment Holdings Ltd. ................          96,632
      4,200 Peregrine Investment Holdings Ltd. Warrants, Expire
             5/15/98+..........................................           2,087
    304,800 Regal Hotels International.........................          83,585
    130,000 Shangri-La Asia Ltd. ..............................         133,372
    125,243 Shun Tak Holdings Ltd. ............................          70,711
    236,000 Sino Land Co. .....................................         223,848
    142,000 South China Morning Post Holdings Ltd.............          114,531
  1,276,000 Sun Hung Kai Properties Ltd. ......................      14,490,644
    155,500 Swire Pacific Ltd., Class A Shares.................       1,188,976
     41,000 Tai Cheung Holdings Ltd. ..........................          30,423
     33,000 Television Broadcasts Ltd.+........................         116,686
     22,000 Varitronix International Ltd. .....................          30,378
    193,000 Wharf Holdings Ltd. ...............................         698,626
     18,168 Wing Lung Bank.....................................         111,367
-------------------------------------------------------------------------------
                                                                     56,024,493
-------------------------------------------------------------------------------
 IRELAND -- 0.1%
     45,600 Allied Irish Banks PLC.............................         383,843
     24,186 CRH PLC............................................         261,499
     19,420 Fyffes PLC.........................................          27,149
     11,764 Greencore Group PLC................................          55,636
     16,647 Independent Newspapers PLC.........................         103,982
     21,189 Irish Life PLC.....................................         106,197
      3,119 James Crean PLC....................................           8,349
     73,699 Jefferson Smurfit Group PLC........................         244,421
     11,100 Kerry Group PLC, Class A Shares....................         116,382
     49,204 Waterford Wedgwood PLC.............................          67,323
     15,016 Woodchester Investments PLC........................          60,296
-------------------------------------------------------------------------------
                                                                      1,435,077
-------------------------------------------------------------------------------
 ITALY -- 5.3%
      9,000 Arnoldo Mondadori Editore S.p.A. ..................          53,334
     67,300 Assicurazioni Generali.............................       1,422,519
    139,000 Banca Commerciale Italiana.........................         347,361
     39,000 Banco Ambrosiano Veneto S.p.A. ....................         232,577
     15,000 Banco Ambrosiano Veneto S.p.A. di Risp NC#.........          32,885
     16,000 Banco Popolare di Milano...........................          85,048
     13,520 Benetton Group S.p.A. .............................         196,192
     24,000 Bulgari S.p.A. ....................................         142,443
      9,000 Burgo Cartiere S.p.A. .............................          51,218
     15,000 Cementir S.p.A. ...................................          10,308
  3,255,468 Credito Italiano S.p.A. ...........................       6,704,318
      3,000 Daniele & Co. .....................................          21,963
      3,000 Daniele & Co. di Risp NC#..........................          10,649
     49,000 Edison S.p.A. .....................................         227,981
    618,000 ENI................................................       3,428,527
     11,000 Falck Acciaierie & Ferriere Lombarde...............          43,108
    310,200 Fiat S.p.A. .......................................         954,364
     79,200 Fiat S.p.A. Preferred..............................         123,026
     30,000 Impregilo S.p.A. ..................................          19,867

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 ITALY -- 5.3% (CONTINUED)
     63,000 Instituto Bancario San Paolo di Torino..............  $     437,675
     46,000 Istituto Mobiliare Italiano S.p.A. .................        427,132
    312,000 Istituto Nazionale delle Assicurazioni..............        455,054
     13,000 Italcementi S.p.A. .................................         85,500
      7,000 Italcementi S.p.A. di Risp NC#......................         16,976
     51,000 Italgas S.p.A. .....................................        156,559
      4,000 La Previdente.......................................         24,924
     14,600 La Rinascente S.p.A. ...............................         89,223
      3,000 La Rinascente S.p.A. di Risp NC#....................          8,519
      2,000 La Rinascente S.p.A. Preferred......................          4,345
     27,500 Magneti Marelli S.p.A. .............................         45,310
      4,000 Marzotto & Figli S.p.A. ............................         38,905
  2,148,400 Mediaset S.p.A .....................................      9,450,395
     37,000 Mediobanca S.p.A. ..................................        246,624
    305,700 Montedison S.p.A ...................................        185,083
     45,000 Montedison S.p.A. di Risp NC#.......................         22,235
  2,180,954 Olivetti Group+.....................................        879,465
    115,000 Parmalat Finanziara S.p.A. .........................        178,375
  3,996,470 Pirelli S.p.A ......................................     10,139,252
      7,000 Pirelli S.p.A di Risp NC#...........................          9,804
     25,000 Riunione Adriatica di Sicurta S.p.A. ...............        211,890
      8,800 Riunione Adriatica di Sicurta S.p.A. di Risp NC# ...         43,732
     17,000 Sirti S.p.A. .......................................         90,885
     55,000 Snia BPD S.p.A .....................................         52,604
      5,000 Snia BPD S.p.A. di Risp NC#.........................          3,462
      8,000 Societa Assicuratrice Industriale...................         69,463
      4,000 Societa Assicuratrice Industriale di Risp NC#.......         12,154
  3,318,375 Telecom Italia S.p.A. ..............................     19,444,302
     71,200 Telecom Italia S.p.A. di Risp NC#...................        250,273
    513,500 Telecom Italia Mobile S.p.A. .......................      1,738,201
    122,500 Telecom Italia Mobile S.p.A. di Risp NC#............        206,566
-------------------------------------------------------------------------------
                                                                     59,132,575
-------------------------------------------------------------------------------
 JAPAN -- 26.8%
     11,500 Acom Co. Ltd. ......................................        543,977
      7,000 Advantest Corp. ....................................        640,120
     51,000 Ajinomoto Co. Inc. .................................        466,373
     14,000 Alps Electric Co. Ltd. .............................        166,431
     23,000 Amada Co. Ltd. .....................................        156,023
      8,000 Amano Corp. ........................................         71,161
     33,000 Aoki Corp.+.........................................         19,752
      5,700 Aoyama Trading Co. Ltd. ............................        153,529
      4,200 Arabian Oil Co. Ltd. ...............................        118,364
    182,000 Asahi Bank Ltd. ....................................      1,322,371
     35,000 Asahi Breweries Ltd. ...............................        520,825
    113,000 Asahi Chemical Industries Co. Ltd. .................        589,941
     92,000 Asahi Glass Co. Ltd. ...............................        701,338
      8,000 Asahi Optical Co. Ltd. .............................         24,275
     49,000 Ashikaga Bank Ltd. .................................        144,202
      3,000 Autobacs Seven Co. Ltd.+............................        190,540
    365,600 Bank of Tokyo - Mitsubishi Ltd. ....................      6,656,114
     89,000 Bank of Yokohama Ltd. ..............................        378,818
     63,000 Bridgestone Corp. ..................................      1,398,371
     21,000 Brother Industries Ltd. ............................         73,323
    395,000 Canon Inc. .........................................     10,934,825
     22,000 Casio Computer Co. Ltd. ............................        192,036
     61,000 Chiba Bank Ltd. ....................................        319,478

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 JAPAN -- 26.8% (CONTINUED)
     45,000 Chichibu Onoda Cement Corp. .........................  $     134,300
     14,000 Chiyoda Corp. .......................................         38,873
     19,000 Chugai Pharmaceutical Co. Ltd. ......................        159,531
     25,000 Citizen Watch Co. Ltd. ..............................        193,075
     50,000 Cosmo Oil Co. Ltd. ..................................        162,108
     12,300 Credit Saison Co. Ltd. ..............................        318,006
      5,000 CSK Corp. ...........................................        170,006
     59,000 Dai Nippon Printing Co. Ltd. ........................      1,236,013
     29,000 Daicel Chemical Industries Ltd. .....................         82,451
     34,000 Daido Steel Co. Ltd. ................................         83,099
    630,000 Daiei Inc. ..........................................      4,315,570
      9,000 Daifuku Co. Ltd. ....................................         94,272
     21,000 Daiichi Pharmaceutical Co. ..........................        357,885
     21,000 Daikin Industries Ltd. ..............................        152,232
     15,000 Daikyo Inc. .........................................         37,160
     21,000 Daimaru Inc. ........................................         97,764
     62,000 Dainippon Ink & Chemical Inc. .......................        228,847
     13,000 Dainippon Screen Manufacturing Co. Ltd. .............        122,122
     11,125 Daito Trust Construction Co. Ltd. ...................        123,004
    230,000 Daiwa House Industry Co. Ltd. .......................      2,657,743
     12,000 Daiwa Kosho Lease Co. Ltd. ..........................         71,826
    105,000 Daiwa Securities Co. Ltd. ...........................        663,397
     37,000 Denki Kagaku Kogyo Kabushiki Kaisha .................         72,284
    226,000 Denso Corp. .........................................      4,884,861
        314 East Japan Railway Co. ..............................      1,435,697
     23,000 Ebara Corp. .........................................        296,367
     21,800 Eisai Co. Ltd. ......................................        415,014
     11,000 Ezaki Glico Co. .....................................         82,758
     18,800 Fanuc Ltd. ..........................................        722,055
    227,000 Fuji Bank Ltd. ......................................      2,774,046
     40,000 Fuji Photo Film Co. .................................      1,542,938
     27,000 Fujikura Ltd. .......................................        226,702
     35,000 Fujita Corp. ........................................         29,969
     10,000 Fujita Kanko Inc. ...................................        106,410
    144,000 Fujitsu Ltd. ........................................      1,723,834
     51,000 Furukawa Electric Co. Ltd. ..........................        288,303
      6,000 Gakken Co. Ltd. .....................................         25,638
     40,000 Gunma Bank Ltd. .....................................        349,156
     19,000 Gunze Ltd. ..........................................         73,290
     67,000 Hankyu Corp. ........................................        333,078
     15,000 Hankyu Department Stores Inc. .......................        122,828
     34,000 Haseko Corp.+........................................         31,939
     25,000 Hazama Corp. ........................................         32,422
     20,000 Higo Bank............................................        141,325
      3,000 Hirose Electric Co. Ltd. ............................        210,741
    261,000 Hitachi Ltd. ........................................      2,408,430
    191,000 Hitachi Metals Ltd. .................................      1,008,272
     79,000 Hitachi Zosen Corp. .................................        253,504
      2,000 Hokuetsu Bank Ltd. ..................................          7,515
     54,000 Hokuriku Bank .......................................        166,996
     76,000 Honda Motor Co. Ltd. ................................      2,350,320
      9,000 House Foods Industry.................................        152,631
      9,000 Hoya Corp. ..........................................        382,326
     19,000 Inax Corp. ..........................................         93,191
    500,200 Industrial Bank of Japan Ltd. .......................      6,902,752
     19,000 Isetan Co. Ltd. .....................................        186,383

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 JAPAN -- 26.8% (CONTINUED)
     25,000 Ishihara Sangyo Kaisha+...............................  $     64,635
    164,000 Ito-Yokado Co. Ltd. ..................................     8,861,917
    112,000 Itochu Corp. .........................................       462,748
     18,000 Itoham Foods..........................................        75,418
     20,000 Iwatani International Corp. ..........................        59,523
     12,000 Jaccs Co. Ltd. .......................................        65,342
    139,000 Japan Airlines+.......................................       581,237
     86,000 Japan Energy Corp. ...................................       152,282
      8,000 Japan Metals & Chemicals+.............................        13,434
     29,000 Japan Steel Works Ltd.+...............................        40,261
      4,000 Jeol..................................................        24,607
     14,000 JGC Corp. ............................................        59,357
     74,600 Joyo Bank.............................................       421,714
     25,000 Jusco Co. ............................................       669,216
     75,000 Kajima Corp. .........................................       395,295
      6,000 Kaken Pharmaceutical Co. .............................        24,990
     21,000 Kamigumi Co. Ltd. ....................................        96,891
     16,200 Kandenko Co. Ltd. ....................................       111,106
     40,000 Kanebo Ltd.+..........................................        56,530
     28,000 Kaneka Corp. .........................................       174,113
     76,700 Kansai Electric Power Co. ............................     1,434,658
     22,000 Kansai Paint..........................................        71,511
     47,000 Kao Corp. ............................................       695,486
      4,000 Katokichi.............................................        64,843
  1,304,000 Kawasaki Heavy Industries Ltd.+.......................     5,105,861
     46,000 Kawasaki Kisen Kaisha Ltd.+...........................        69,981
    255,000 Kawasaki Steel Corp. .................................       633,843
     39,930 Keihin Electric Express Railway Co. Ltd. .............       165,310
     15,600 Kikkoman Corp. .......................................        88,187
     20,500 Kinden Corp. .........................................       284,604
    126,940 Kinki Nippon Railway..................................       716,537
     83,000 Kirin Brewery Co. Ltd. ...............................       674,129
      4,300 Kissei Pharmaceutical Co. Ltd. .......................        78,643
     10,000 Kokuyo Co. ...........................................       238,590
     78,000 Komatsu Ltd. .........................................       484,379
      6,000 Komori Corp. .........................................       126,195
      2,800 Konami Co. Ltd. ......................................        87,056
     28,000 Konica Corp. .........................................       161,543
     15,000 Koyo Seiko Co. Ltd. ..................................       103,126
    111,000 Kubota Corp. .........................................       448,466
     48,000 Kumagai Gumi Co. Ltd. ................................        53,072
     21,000 Kurabo Industries.....................................        44,517
     27,000 Kuraray Co. Ltd. .....................................       240,170
     17,000 Kureha Chemical Industry Co. Ltd. ....................        56,671
     10,800 Kurita Water Industries Ltd. .........................       285,510
     51,800 Kyocera Corp. ........................................     3,272,758
     35,000 Kyowa Hakko Kogyo.....................................       205,129
      5,000 Kyudenko Co. Ltd. ....................................        33,336
     23,000 Lion Corp. ...........................................        88,719
      7,000 Maeda Road Construction...............................        45,565
      6,000 Makino Milling Machine................................        41,749
     13,000 Makita Corp. .........................................       178,319
    117,000 Marubeni Corp. .......................................       425,048
     24,000 Maruha Corp. .........................................        54,069
     29,000 Marui Co. Ltd. .......................................       460,471
    166,000 Matsushita Electric Industrial Co. Ltd. ..............     3,063,596

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 JAPAN -- 26.8% (CONTINUED)
    251,300 Matsuzakaya Ltd. .....................................  $  1,483,274
  1,024,000 Mazda Motor Corp.+....................................     3,490,232
     23,000 Meiji Milk Products Co. Ltd. .........................        86,998
     31,000 Meiji Seika...........................................       140,968
     31,000 Minebea Co. Ltd. .....................................       309,253
     10,000 Misawa Homes..........................................        47,219
    172,000 Mitsubishi Chemical Corp. ............................       450,412
    123,000 Mitsubishi Corp. .....................................     1,216,809
    168,000 Mitsubishi Electric Corp. ............................       772,334
    102,000 Mitsubishi Estates Co. Ltd. ..........................     1,433,037
     39,000 Mitsubishi Gas Chemical Co. ..........................       147,843
    264,000 Mitsubishi Heavy Industries Ltd. .....................     1,753,562
     13,000 Mitsubishi Logistics Corp. ...........................       151,301
     89,000 Mitsubishi Materials Corp. ...........................       283,374
     36,000 Mitsubishi Oil Co. Ltd. ..............................       125,696
     26,000 Mitsubishi Paper Mills................................        68,085
     49,000 Mitsubishi Rayon Co. Ltd. ............................       186,566
    398,000 Mitsubishi Trust & Banking Corp. .....................     5,591,654
    122,000 Mitsui & Co. .........................................       997,988
     65,000 Mitsui Engineering & Ship Building Co. Ltd.+..........       106,991
     64,000 Mitsui Fodosan Co. Ltd. ..............................       744,867
     57,000 Mitsui Marine & Fire Insurance Co. Ltd. ..............       332,172
     40,000 Mitsui Mining & Smelting..............................       162,607
     87,000 Mitsui O.S.K. Lines Ltd.+.............................       153,329
     11,000 Mitsui Soko Co. Ltd. .................................        49,929
     55,000 Mitsui Toatsu Chemicals Inc. .........................       105,620
     94,000 Mitsui Trust & Banking Co. Ltd. ......................       541,541
     38,000 Mitsukoshi Ltd. ......................................       216,078
      8,000 Mori Seiki............................................        99,094
    147,000 Murata Manufacturing Co. Ltd. ........................     6,000,249
     22,000 Mycal Corp. ..........................................       250,561
     12,000 Nagase & Co. .........................................        75,418
     64,000 Nagoya Railroad Co. Ltd. .............................       236,761
      3,800 Namco Ltd. ...........................................       128,573
     39,450 Nankai Electric Railway...............................       190,215
    292,000 NEC Corp. ............................................     3,277,080
     27,000 NGK Insulators Ltd. ..................................       258,126
     17,000 NGK Spark Plug Co. Ltd. ..............................       145,565
     36,200 Nichido Fire & Marine Insurance Ltd. .................       240,451
     22,000 Nichirei Corp. .......................................        75,168
     26,000 Nihon Cement Co. Ltd. ................................        77,380
     26,000 Niigata Engineering Co. Ltd.+.........................        28,315
     29,000 Nikon Corp. ..........................................       479,757
     10,000 Nippon Beet Sugar Manufacturing Co. Ltd. .............        23,610
      9,000 Nippon Comsys Corp. ..................................       127,941
      7,000 Nippon Denko Co. Ltd. ................................        12,570
     84,000 Nippon Express Co. Ltd. ..............................       554,460
     46,000 Nippon Fire & Machine Insurance Ltd. .................       198,853
     42,000 Nippon Light Metal Co. ...............................       112,428
     18,000 Nippon Meat Packers Inc. .............................       216,976
     96,000 Nippon Oil Co. Ltd. ..................................       430,160
     74,000 Nippon Paper Industries Co. ..........................       429,396
     12,000 Nippon Sharyo Ltd. ...................................        50,877
     31,000 Nippon Sheet Glass Co. Ltd. ..........................        79,633
     22,000 Nippon Shinpan Co. ...................................        53,404
     14,000 Nippon Shokubai K.K. Co. .............................       102,419

                       SEE NOTES TO FINANCIAL STATEMENTS.

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                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 26.8% (CONTINUED)
  2,203,000 Nippon Steel Co. .....................................  $  5,604,106
     23,000 Nippon Suisan Kaisha Ltd.+............................        51,625
      1,927 Nippon Telegraph & Telephone Corp. ...................    18,101,569
     92,000 Nippon Yusen Kabushiki Kaisha.........................       332,696
     22,000 Nishimatsu Construction...............................       129,853
  1,765,000 Nissan Motor Co. Ltd. ................................    11,415,496
     19,000 Nisshinbo Industries Inc. ............................       123,202
     10,000 Nissin Food Products Co. Ltd. ........................       232,771
     12,000 Nitto Denko Corp. ....................................       208,496
  1,169,000 NKK Corp. ............................................     1,865,890
     17,000 NOF Corp. ............................................        51,018
    490,000 Nomura Securities Co. Ltd. ...........................     6,517,582
     13,000 Noritake Co. Ltd. ....................................        82,459
     44,000 NSK Ltd. .............................................       227,883
     36,000 NTN Corp. ............................................       167,595
        221 NTT Data Corp. .......................................     9,829,163
    313,000 Obayashi Corp. .......................................     1,894,288
     57,320 Odakyu Electric Railway...............................       290,198
     81,000 Oji Paper Co. Ltd. ...................................       410,759
     10,000 Okamoto Industries Inc. ..............................        31,590
     11,000 Okuma Corp. ..........................................        67,670
     19,000 Okumura Corp. ........................................       106,617
     21,000 Olympus Optical Co. Ltd. .............................       149,788
     21,000 Omron Corp. ..........................................       391,055
     14,000 Onward Kashiyama Co. Ltd. ............................       215,312
     27,000 Orient Corp. .........................................        86,416
      5,000 Orix Corp. ...........................................       372,018
    198,000 Osaka Gas Co. Ltd. ...................................       454,302
      2,700 Oyo Corp. ............................................        85,294
     28,000 Penta-Ocean Construction..............................        68,202
    587,000 Pioneer Electronic Corp. .............................    11,711,697
     13,000 Q.P. Corp. ...........................................       108,072
     22,000 Renown Inc.+..........................................        37,859
     40,000 Rohm Co. Ltd. ........................................     4,156,622
    269,000 Sakura Bank Ltd. .....................................     1,587,746
     11,000 Sanden................................................        75,443
     20,000 Sankyo Aluminum Industry Co. .........................        41,566
     35,000 Sankyo Co. Ltd. ......................................     1,064,926
      5,000 Sanrio Co. Ltd.+......................................        37,825
     19,000 Sanwa Shutter.........................................       146,895
    153,000 Sanyo Electric Co. Ltd. ..............................       546,928
     27,000 Sapporo Breweries Ltd. ...............................       192,136
     21,000 Sato Kogyo Co. Ltd. ..................................        23,568
      9,000 Secom Co. Ltd. .......................................       641,200
      7,900 Sega Enterprises Ltd. ................................       225,921
     12,000 Seino Transportation..................................       119,711
     18,000 Seiyu Ltd. ...........................................       102,951
     43,000 Sekisui Chemical Co. Ltd. ............................       364,619
     56,000 Sekisui House Ltd. ...................................       530,717
        400 Seven-Eleven Japan Co. Ltd. ..........................        28,664
     30,000 Seventy-Seventh Bank..................................       314,241
    443,000 Sharp Corp. ..........................................     4,456,148
      4,000 Shimachu Co. Ltd. ....................................        90,448
     11,000 Shimano Inc. .........................................       236,844
     62,000 Shimizu Corp. ........................................       326,262
     27,000 Shin-Etsu Chemical Co. Ltd. ..........................       691,329

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 26.8% (CONTINUED)
     28,000 Shionogi & Co. Ltd. ...................................  $   188,777
     31,000 Shiseido Co. Ltd. .....................................      507,690
     63,000 Shizuoka Bank Ltd. ....................................      654,668
      9,000 Shokusan Jutaku Sogo Co. Ltd.+.........................        8,679
     81,000 Showa Denko K.K. ......................................      157,569
      8,000 Skylark................................................      111,065
      4,900 SMC....................................................      411,422
     25,000 Snow Brand Milk Products Co. Ltd. .....................      103,292
    216,300 Sony Corp. ............................................   18,880,622
    638,000 Sumitomo Bank Ltd. ....................................    9,440,851
    127,000 Sumitomo Chemical Co. .................................      498,329
     83,000 Sumitomo Corp. ........................................      689,999
     56,000 Sumitomo Electric Industries...........................      847,286
     14,000 Sumitomo Forestry Co. Ltd. ............................      135,007
     46,000 Sumitomo Heavy Industries Ltd. ........................      145,315
     53,000 Sumitomo Marine & Fire.................................      356,006
    247,000 Sumitomo Metal Industries..............................      574,944
     45,000 Sumitomo Metal Mining Co. .............................      268,601
     36,000 Sumitomo Osaka Cement Co. Ltd. ........................       70,031
  1,184,000 Sumitomo Realty & Development Co. Ltd. ................    9,439,322
    524,000 Sumitomo Trust & Banking Corp. ........................    5,096,683
    504,000 Taisei Corp. ..........................................    1,986,001
     27,000 Taisho Pharmaceutical Co. .............................      662,150
      9,000 Taiyo Yuden Co. Ltd. ..................................      105,495
     17,000 Takara Shuzo...........................................       98,786
     11,000 Takara Standard........................................       84,679
     24,000 Takashimaya Co. Ltd. ..................................      267,354
     69,000 Takeda Chemical Industries.............................    1,841,300
      7,000 Takuma Co. Ltd. .......................................       84,961
     76,000 Teijin Ltd. ...........................................      308,953
     21,000 Teikoku Oil Co. Ltd. ..................................       80,481
     15,000 Toa Corp. .............................................       38,158
     67,000 Tobu Railway Co. Ltd. .................................      272,367
     12,000 Toei Co. ..............................................       63,945
      1,430 Toho Co. Ltd. .........................................      197,340
     39,400 Tohoku Electric Power..................................      641,982
    159,000 Tokai Bank.............................................    1,387,896
    122,000 Tokio Marine & Fire Insurance Co. .....................    1,399,618
     14,000 Tokyo Broadcasting System Inc. ........................      236,262
     13,000 Tokyo Dome Corp. ......................................      132,929
    106,100 Tokyo Electric Power Co. ..............................    2,028,681
     13,000 Tokyo Electron Ltd. ...................................      707,873
    220,000 Tokyo Gas Co., Ltd. ...................................      530,385
     12,200 Tokyo Steel Manufacturing Co. Ltd. ....................       99,495
      8,000 Tokyo Style Co. .......................................       94,438
     18,000 Tokyo Tatemono Co. Ltd. ...............................       79,308
     23,000 Tokyotokeiba...........................................       53,537
     86,000 Tokyu Corp. ...........................................      453,986
     55,000 Toppan Printing Co. Ltd. ..............................      791,005
    110,000 Toray Industries Inc. .................................      731,565
     47,000 Tosoh Corp. ...........................................      119,952
     17,000 Tostem Corp. ..........................................      354,726
     28,000 Toto Ltd. .............................................      295,619
     14,000 Toyo Engineering.......................................       48,882
      4,000 Toyo Exterior..........................................       39,571
     17,000 Toyo Seikan Kaisha.....................................      293,956

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 JAPAN -- 26.8% (CONTINUED)
     54,000 Toyobo Ltd. ..........................................  $    106,842
     22,000 Toyoda Automatic Loom Works Ltd. .....................       418,821
    296,000 Toyota Motor Corp. ...................................     7,751,268
      2,000 Trans Cosmos Inc. ....................................        53,205
      6,000 Tsugami Corp. ........................................        12,270
     15,000 Tsubakimoto Chain Co. ................................        80,431
     66,000 UBE Industries Ltd. ..................................       148,142
      6,000 Uni-Charm.............................................       203,508
      4,000 Uniden Corp. .........................................        56,198
     37,000 Unitika Ltd.+.........................................        56,904
     15,000 Uny Co. Ltd. .........................................       275,584
     12,000 Wacoal Corp. .........................................       137,952
     16,000 Yamaguchi Bank........................................       224,790
     15,000 Yamaha Corp. .........................................       231,939
     95,000 Yamaichi Securities Co. Ltd. .........................       186,383
     25,000 Yamanouchi Pharmaceutical Co. Ltd. ...................       598,553
     29,000 Yamato Transport Co. Ltd. ............................       349,572
     17,000 Yamazaki Baking Co. Ltd. .............................       234,600
     87,000 Yasuda Trust & Banking................................       325,463
     20,000 Yokogawa Electric Corp. ..............................       132,014
--------------------------------------------------------------------------------
                                                                     299,122,372
--------------------------------------------------------------------------------
 MALAYSIA -- 1.0%
      9,000 Aluminium Co. of Malaysia Berhad+.....................         8,026
     33,000 AMMB Holdings Berhad..................................       117,716
    105,000 Amsteel Corp. Berhad..................................        46,819
     15,000 Antah Holdings Berhad.................................         9,570
     13,000 Aokam Perdana Berhad+.................................         7,268
     71,000 Berjaya Group Berhad..................................        41,156
     41,000 Berjaya Land Berhad...................................        76,642
     55,200 Commerce Asset Holding Berhad.........................        68,917
     19,000 Edaran Otomobil Nasional Berhad.......................        68,427
     21,000 Ekran Berhad..........................................        24,634
    194,200 Genting Berhad........................................       666,095
     81,000 Golden Hope Plantation Berhad.........................       106,685
     10,000 Golden Plus Holdings Berhad...........................        10,290
     25,000 Guinness Anchor Berhad................................        42,874
     50,000 Highlands & Lowlands Berhad...........................        49,563
     20,400 Hong Leong Industries Berhad..........................        45,131
     58,000 Hong Leong Properties Berhad..........................        42,175
     21,000 Hume Industries Berhad................................        44,658
     47,000 Idris Hydraulic Berhad................................        31,435
     31,000 IGB Corp. Berhad......................................        21,266
     70,000 IOI Corp. Berhad......................................        62,905
     21,000 Jaya Tiasa Holdings Berhad............................        56,182
     21,000 Johan Holdings Berhad.................................        11,741
     31,000 Kedah Cement Holdings Berhad..........................        30,835
      8,000 Kelanamas Industries Berhad+..........................         7,189
     30,000 Kemayan Corp. Berhad..................................        22,020
     10,000 Kian Joo Can Factory Berhad...........................        29,841
     58,000 Kuala Lumpur Kepong Berhad............................       118,367
     40,000 Land & General Berhad.................................        30,046
     35,000 Landmarks Berhad......................................        22,569
     36,000 Leader Universal Holdings Berhad......................        34,697
    171,250 Magnum Corp. Berhad...................................       159,180
     95,000 Malayan Banking Berhad................................       632,139
     35,000 Malayan Cement Berhad.................................        42,737

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                           SECURITY                            VALUE
--------------------------------------------------------------------------------

 MALAYSIA -- 1.0% (CONTINUED)
    108,000 Malayan United Industries Berhad.......................  $    55,565
      9,000 Malayawata Steel Berhad................................        8,921
     88,000 Malaysia International Shipping Berhad.................      181,101
     85,000 Malaysia Mining Corp. Berhad...........................       72,886
     63,000 Malaysian Airline System Berhad........................      119,928
        400 Malaysian Helicopter Services Berhad...................          199
     18,000 Malaysian Mosaics Berhad...............................       13,397
     12,000 Malaysian Oxygen Berhad................................       46,098
     17,000 Malaysian Pacific Industries Berhad....................       46,356
     56,000 Malaysian Resources Corp. Berhad.......................       45,138
     65,000 MBF Capital Berhad.....................................       61,087
     66,000 Metroplex Berhad.......................................       47,539
     78,750 Mulpha International Berhad............................       33,764
     64,000 Multi-Purpose Holdings Berhad..........................       49,830
     23,000 Mycom Berhad...........................................       22,404
     19,000 Nestle Malaysia Berhad.................................      120,563
     15,000 New Straits Times Press Berhad.........................       66,884
     17,000 Oriental Holdings Berhad...............................       61,224
     10,000 Palmco Holdings Berhad.................................        6,894
     55,000 Pan-Malaysia Cement Works Berhad.......................       47,350
     31,000 Perlis Plantations Berhad..............................       76,556
     45,000 Perusahaan Otomobil Nasional Berhad....................      131,195
     13,000 Petaling Garden Berhad.................................       12,931
     14,000 Pilecon Engineering Berhad.............................       12,533
     49,000 Promet Berhad+.........................................       25,042
    104,667 Public Bank Berhad.....................................       98,366
     29,000 Rashid Hussain Berhad..................................       70,125
  2,425,000 Renong Berhad..........................................    2,495,283
    918,000 Resorts World Berhad...................................    1,763,265
     65,000 RHB Capital Berhad.....................................      111,473
     22,000 R.J. Reynolds Berhad...................................       36,220
     24,000 Rothmans of Pall Mall Malaysia Berhad..................      193,449
     23,000 Selangor Properties Berhad.............................       14,910
     25,000 Shell Refining Co. Malaysia Berhad.....................       56,594
    193,000 Sime Darby Berhad......................................      456,766
     35,200 Sungei Way Holdings Berhad.............................       41,532
     51,000 TA Enterprise Berhad...................................       33,936
     56,000 Tan Chong Motor Holdings Berhad........................       59,160
     63,000 Technology Resources Industries Berhad.................       53,157
    249,000 Telekom Malaysia Berhad................................      760,110
    256,000 Tenaga Nasional Berhad.................................      763,917
     52,000 Time Engineering Berhad................................       38,168
     22,000 UMW Holdings Berhad....................................       59,235
     63,000 United Engineers Malaysia Ltd. Berhad .................      257,143
     49,000 YTL Corp. Berhad.......................................       78,319
--------------------------------------------------------------------------------
                                                                      11,596,308
--------------------------------------------------------------------------------
 MEXICO -- 0.6%
    136,100 Telefonos de Mexico S.A. ADR, Class L Shares...........    6,243,588
--------------------------------------------------------------------------------
 NETHERLANDS -- 4.7%
    118,561 ABN AMRO Holding NV....................................    2,334,362
      6,054 Akzo Nobel.............................................      941,634
      2,575 ASR Verzekeringsgroep NV...............................      123,636
     56,608 Elsevier NV............................................      860,363
      6,931 Getronics NV...........................................      210,341
      4,155 Heineken NV............................................      657,132

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
-------------------------------------------------------------------------------

 NETHERLANDS -- 4.7% (CONTINUED)
      2,620 Hollandsche Beton Groep NV...........................   $    58,179
      2,140 IHC Caland NV........................................       123,025
    294,690 ING Groep NV.........................................    12,869,511
      7,243 KLM Royal Dutch Air Lines NV.........................       231,604
     43,905 Koninklijke Ahold NV.................................     1,087,605
      2,586 Koninklijke Hoogovens NV.............................       146,113
      1,806 Koninklijke Nedlloyd Groep NV........................        53,650
      2,628 Koninklijke Pakhoed NV...............................        90,129
      8,143 NV Koninklijke KNP BT................................       175,598
      1,634 Oce NV...............................................       192,790
    129,061 Philips Electronics NV...............................     9,215,459
    182,296 Royal Dutch Petroleum Co. ...........................     9,283,468
     39,762 Royal PTT Nederland NV...............................     1,414,676
      2,439 Stork NV.............................................       100,256
     13,606 Unilever NV..........................................     2,759,470
    142,894 VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
             Bezit...............................................     2,989,739
     58,240 Wolters Kluwer NV....................................     6,914,652
-------------------------------------------------------------------------------
                                                                     52,833,392
-------------------------------------------------------------------------------
 NEW ZEALAND -- 0.1%
    176,900 Brierley Investments Ltd. ...........................       151,544
    114,700 Carter Holt Harvey Ltd. .............................       237,582
      3,200 Ceramco Corp. Ltd. ..................................         3,273
      7,655 Fisher & Paykel Industries Ltd. .....................        25,693
     24,575 Fletcher Challenge Building..........................        68,813
     24,575 Fletcher Challenge Energy............................        86,724
     58,101 Fletcher Challenge Forests...........................        68,345
     49,150 Fletcher Challenge Paper.............................        99,292
     36,300 Lion Nathan Ltd. ....................................        91,666
    125,300 Telecom Corp of New Zealand Ltd. ....................       618,405
-------------------------------------------------------------------------------
                                                                      1,451,337
-------------------------------------------------------------------------------
 NORWAY -- 0.2%
      2,700 Aker RGI ASA, Class A Shares.........................        47,091
      1,260 Aker RGI ASA, Class B Shares.........................        19,440
      4,200 Bergesen d.y. ASA, Class A Shares....................       112,696
      1,100 Bergesen d.y. ASA, Class B Shares....................        29,147
        141 Bona Shipholding Ltd.+...............................         1,778
     43,400 Christiania Bank Og Kreditkasse ASA..................       148,477
      1,700 Dyno Industrier ASA..................................        42,194
      3,300 Elkem ASA............................................        58,884
      4,000 Hafslund ASA, Class A Shares.........................        23,612
      2,700 Hafslund ASA, Class B Shares.........................        13,765
      1,400 Helikopter Services Group ASA........................        17,468
      2,300 Kvaerner ASA.........................................       122,811
        600 Kvaerner ASA, Class B Shares.........................        29,261
      2,000 Leif Hoegh & Co. ASA.................................        42,663
      5,200 NCL Holdings ASA+....................................        15,836
     18,100 Norsk Hydro ASA......................................       983,471
      1,800 Norske Skogindustrier ASA, Class A Shares............        66,893
        400 Norske Skogindustrier ASA, Class B Shares............        14,221
      4,000 Nycomed ASA, Class A Shares..........................        80,229
      2,700 Nycomed ASA, Class B Shares..........................        49,445
      3,100 Orkla ASA, Class A Shares............................       220,012
        600 Orkla ASA, Class B Shares............................        38,961
      2,500 Petroleum Geo-Services ASA+..........................       150,932

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 NORWAY -- 0.2% (CONTINUED)
     18,500 Storebrand ASA+......................................  $   121,866
      1,300 Unitor ASA...........................................       18,313
------------------------------------------------------------------------------
                                                                     2,469,466
------------------------------------------------------------------------------
 SINGAPORE -- 0.4 %
     26,667 Asia Food & Properties Ltd.+.........................       13,066
      2,000 Asia Food & Properties Ltd. Warrants, Expire
             7/12/02+............................................          650
     15,000 Chuan Hup Holdings Ltd. .............................        8,678
     63,000 City Developments Ltd. ..............................      397,785
     42,000 Comfort Group Ltd. ..................................       30,545
      7,000 Creative Technology Ltd.+............................      140,694
     19,000 Cycle & Carriage Ltd. ...............................      109,289
     73,000 DBS Land Ltd. .......................................      187,266
     31,000 Development Bank of Singapore Ltd. ..................      327,934
     16,000 First Capital Corp. Ltd. ............................       35,755
     23,200 Fraser & Neave Ltd. .................................      122,711
     30,000 Goldtron Ltd. .......................................       15,074
      6,000 Goldtron Ltd. Preferred Shares.......................        2,896
     29,000 Hai Sun Hup Group Ltd. ..............................       18,598
     12,000 Haw Par Brothers International Ltd. .................       23,008
     27,000 Hotel Properties Ltd. ...............................       37,666
     11,000 Inchcape Berhad......................................       36,727
     79,000 Integrated Processor & Communications Corp. .........       21,937
      7,000 Jurong Shipyard Ltd. ................................       31,008
     51,250 Keppel Corp. Ltd. ...................................      182,975
      8,000 Low Keng Huat Ltd. ..................................        2,539
     22,000 Lum Chang Holdings Ltd. .............................       13,964
      7,000 Metro Holdings Ltd. .................................       19,901
     22,000 Natsteel Ltd. .......................................       59,927
     46,000 Neptune Orient Lines Ltd. ...........................       34,671
     57,498 Oversea-Chinese Banking Corp. Ltd. ..................      448,579
      8,000 Overseas Union Enterprise Ltd. ......................       33,058
     19,000 Parkway Holdings Ltd. ...............................       71,603
      3,000 Prima Ltd. ..........................................        8,886
      4,000 Robinson & Co. Ltd. .................................       18,645
     11,000 Shangri-La Hotel Ltd. ...............................       26,909
     55,000 Singapore Airlines Ltd. .............................      400,000
     13,000 Singapore Press Holdings Ltd. .......................      164,165
     49,000 Singapore Technologies Industrial Corp. .............       75,160
    484,000 Singapore Telecommunications Ltd. ...................      707,200
     20,000 Straits Trading Co. Ltd. ............................       37,025
     90,000 United Industrial Corp. Ltd. ........................       61,289
     47,000 United Overseas Bank Ltd. ...........................      363,570
     33,000 United Overseas Land Ltd. ...........................       38,182
      9,000 Van Der Horst Ltd. ..................................       12,912
------------------------------------------------------------------------------
                                                                     4,342,447
------------------------------------------------------------------------------
 SPAIN -- 2.7%
      1,000 Acerinox S.A. .......................................      164,902
     20,811 Autopistas Concesionaria Espanola S.A. ..............      247,766
     56,250 Banco Bilbao Vizcaya S.A. ...........................    1,481,821
     13,650 Banco Central Hispanoamericano S.A. .................      505,489
     39,900 Banco Santander S.A. ................................    1,112,780
     10,450 Corporacion Bancaria de Espana S.A. .................      520,335
      1,200 Corporacion Financiera Alba S.A. ....................      132,605
      2,350 Corporacion Mapfre...................................      129,843
      4,450 Dragados & Construcciones S.A. ......................       83,567

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                         SECURITY                            VALUE
-------------------------------------------------------------------------------

 SPAIN -- 2.7% (CONTINUED)
      3,750 Ebro Argicolas, Compania de Alimentacion S.A. ......   $     66,475
      1,950 El Aguila S.A.+.....................................          8,927
      1,650 Empresa Nacional de Celulosas S.A. .................         29,412
    394,760 Empresa Nacional de Electridad S.A. ................      7,971,540
     11,200 Ercros S.A.+........................................         11,934
      1,150 Fomento de Construcciones y Contratas S.A. .........        137,443
     12,400 Gas Natural SDG S.A. ...............................        558,706
     76,650 Iberdrola S.A. .....................................        862,142
      1,837 Inmobiliaria Metropolitana Vasco Central S.A. ......         65,128
      3,200 Inmobiliaria Urbis S.A.+............................         26,942
        550 Portland Valderrivas S.A. ..........................         44,389
      4,650 Prosegur, CIA de Seguridad S.A. ....................         51,690
     25,000 Repsol S.A. ........................................        989,936
      4,850 Sarrio S.A. ........................................         17,993
      3,762 Sociedade General de Agus de Barcelona S.A. ........        136,840
      2,850 Tabacalera S.A. ....................................        152,220
    551,885 Telefonica de Espana................................     14,338,917
     25,400 Union Electrica Fenosa S.A. ........................        197,145
      4,100 Uralita S.A. .......................................         41,127
      3,350 Vallehermosa S.A. ..................................         77,894
      1,800 Viscofan Industria Navarra De Envolturas Celulosicas
             S.A. ..............................................         40,255
        760 Zardoya-Otis S.A. ..................................         93,632
-------------------------------------------------------------------------------
                                                                     30,299,795
-------------------------------------------------------------------------------
 SWEDEN -- 2.8%
     57,000 ABB AB, Class A Shares..............................        831,295
     23,000 ABB AB, Class B Shares..............................        335,435
      9,800 AGA AB, Class A Shares..............................        143,549
      8,200 AGA AB, Class B Shares..............................        118,023
  1,183,464 Astra AB, Class A Shares............................     18,917,938
     40,950 Astra AB, Class B Shares............................        620,702
     10,400 Atlas Copco AB, Class A Shares......................        314,610
      4,600 Atlas Copco AB, Class B Shares......................        138,275
      4,100 Autoliv AB..........................................        159,900
      3,870 Diligentia AB+......................................         48,554
      6,200 Electrolux AB, Class B Shares.......................        442,237
      2,850 Granges AB+.........................................         42,835
      1,400 Esselte AB, Class A Shares..........................         34,773
      1,100 Esselte AB, Class B Shares..........................         28,442
      1,660 Fastighets AB Nackebro..............................         21,250
     17,600 Hennes & Mauritz AB, Class B Shares.................        665,801
      3,900 Scancem AB, Class A Shares..........................        136,110
      5,400 Securitas AB, Class B Shares........................        127,245
      8,700 Skandia Forsakrings AB..............................        337,982
     45,000 Skandinaviska Enskilda Banke, Class A Shares........        484,333
     10,700 Skanska AB, Class B Shares..........................        425,901
      3,700 SKF AB, Class A Shares..............................         94,491
      4,800 SKF AB, Class B Shares..............................        130,225
     22,300 Stora Kopparbergs Bergslags Aktiebolag, Class A
             Shares.............................................        355,050
      4,500 Stora Kopparbergs Bergslags Aktiebolag, Class B
             Shares.............................................         70,501
     16,800 Svenska Cellulosa AB, Class B Shares................        373,405
     18,500 Svenska Handelsbanken, Class A Shares...............        570,246
      1,600 Svenska Handelsbanken, Class B Shares...............         46,058
     36,000 Swedish Match AB....................................        109,591
     82,000 Telefonaktiebolaget LM Ericsson, Class B Shares.....      3,425,806
      8,800 Trelleborg AB, Class B Shares.......................        135,626

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------

 SWEDEN -- 2.8% (CONTINUED)
     12,100 Volvo AB, Class A Shares.............................  $   309,012
     27,400 Volvo AB, Class B Shares.............................      704,980
------------------------------------------------------------------------------
                                                                    30,700,181
------------------------------------------------------------------------------
 SWITZERLAND -- 6.0%
        688 ABB AG Bearer Shares.................................    1,016,632
        420 ABB AG Registered Shares.............................      124,520
      1,350 Adecco S.A...........................................      461,189
        155 Alusuisse-Lonza Holding AG Bearer Shares.............      134,937
        335 Alusuisse-Lonza Holding AG Registered Shares.........      288,929
     16,485 Credit Suisse Group Registered Shares................    1,985,509
        200 Danzas Holding AG....................................       39,350
        140 Distefora Holding AG+................................        1,462
        115 Forbo Holding AG Registered Shares...................       47,810
         40 Georg Fischer AG Bearer Shares.......................       55,468
         30 Georg Fischer AG Registered Shares...................        8,086
        604 Holderbank Financiere Glarus AG Bearer Shares........      506,691
         35 Jelmoli Holding AG Bearer Shares.....................       26,885
         90 Jelmoli Holding AG Registered Shares+................       14,008
         30 Kuoni Reisen AG Registered (Cat B)...................      123,812
         55 Moevenpick Holding AG Bearer Shares..................       17,714
         35 Moevenpick Holding AG Participating Certificates.....       10,164
      3,340 Nestle SA Registered Shares..........................    3,893,403
        564 Novartis AG Bearer Shares............................      805,660
     19,359 Novartis AG Registered Shares........................   27,497,320
        135 Roche Holding AG Bearer Shares.......................    2,039,872
      2,307 Roche Holding AG Genusss.............................   19,508,693
        180 Sairgroup............................................      213,827
        105 Schindler Holding AG Participating Certificates......      133,010
      6,580 Schweizerische Bankverein Registered Shares..........    1,589,468
      1,241 Schweizerische Rueckversicherungs-Gesellschaft
             Registered Shares...................................    1,652,325
        140 SGS Societe Generale de Surveillance Holding S.A.
             Bearer Shares.......................................      253,756
        185 Sika Finanz AG Bearer Shares.........................       59,211
        300 SMH AG Bearer Shares.................................      167,981
      1,180 SMH AG Registered Shares.............................      155,441
        310 Sulzer AG Registered Shares..........................      217,863
      2,180 UBS Bearer Shares....................................    2,166,633
        320 Valora Holdings AG...................................       66,842
      3,865 Zurich Versicherungsgesellschaft Registered Shares...    1,406,307
------------------------------------------------------------------------------
                                                                    66,690,778
------------------------------------------------------------------------------
 UNITED KINGDOM -- 14.7%
    110,900 Abbey National PLC...................................    1,492,815
     12,100 AMEC PLC.............................................       28,062
     21,300 Anglian Water PLC....................................      268,582
     22,507 Argos PLC............................................      226,855
     64,900 Arjo Wiggins Appleton PLC............................      184,722
  5,819,704 Asda Group PLC.......................................   13,662,052
     71,100 Associated British Foods PLC.........................      598,458
    120,900 Barclays PLC.........................................    2,769,563
     18,300 Barratt Developments PLC.............................       76,126
     69,400 Bass PLC.............................................      930,811
    245,267 B.A.T Industries PLC.................................    2,054,499
     32,700 BBA Group PLC........................................      205,237
      3,029 Betacom PLC..........................................        2,284
    346,500 BG PLC...............................................    1,517,272
     33,136 The BICC Group.......................................       90,552

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 14.7% (CONTINUED)
     58,000 Blue Circle Industries PLC............................  $    363,558
     38,200 BOC Group PLC.........................................       659,486
     71,300 Boots Co. PLC.........................................       923,338
     15,300 Bowthorpe PLC.........................................        89,329
     39,900 BPB Industries PLC....................................       220,013
    314,183 British Aerospace PLC.................................     7,357,772
     76,000 British Airways PLC...................................       792,540
     34,100 British Land Co. PLC..................................       317,164
    449,537 British Petroleum Co. PLC.............................     6,288,123
    135,500 British Sky Broadcasting Group PLC....................       958,125
    160,800 British Steel PLC.....................................       451,158
    496,900 British Telecommunications PLC........................     3,219,454
    317,400 BTR PLC...............................................     1,122,173
     15,900 Burmah Castrol PLC....................................       265,473
    175,500 Cable & Wireless PLC..................................     1,538,400
     78,500 Cadbury Schweppes PLC.................................       728,219
     42,660 Caradon PLC...........................................       141,831
    652,340 Carlton Communications PLC............................     5,194,598
    346,500 Centrica PLC+.........................................       498,733
     55,300 Coats Viyella PLC.....................................       106,277
      7,300 Cobham PLC............................................        90,510
     55,346 Commercial Union PLC..................................       666,019
     32,000 Courtaulds PLC........................................       163,218
      6,100 Courtaulds Textiles PLC...............................        32,498
     17,700 De La Rue PLC.........................................       112,957
     11,800 Delta PLC.............................................        55,211
     33,638 Electrocomponents PLC.................................       251,767
     61,200 Emi Group PLC.........................................       551,852
     41,140 Energy Group PLC......................................       417,338
     24,600 English China Clays PLC...............................        92,958
     44,600 FKI PLC...............................................       136,708
    218,200 General Electric Co. PLC..............................     1,350,037
     28,500 George Wimpey PLC.....................................        61,474
     27,600 GKN PLC...............................................       529,977
    277,100 Glaxo Wellcome PLC....................................     5,550,089
     82,787 Granada Group PLC.....................................     1,089,550
    165,500 Grand Metropolitan PLC................................     1,520,528
     28,688 Great Portland Estates PLC............................        96,774
     79,400 Great Universal Stores PLC............................       807,392
     72,775 Guardian Royal Exchange PLC...........................       320,441
    152,200 Guinness PLC..........................................     1,348,967
     22,400 Hammerson PLC.........................................       169,471
     51,425 Hanson PLC............................................       246,867
     56,300 Harrisons & Crosfield PLC.............................       100,894
     19,300 Hepworth PLC..........................................        64,636
     68,200 HSBC Holdings PLC (75P)...............................     2,123,646
    141,500 HSBC Holdings PLC ($HK10).............................     4,211,036
     74,000 Huntingdon Life Sciences Group PLC ADR+...............       286,750
      7,400 Hyder PLC.............................................       100,211
     27,400 IMI PLC...............................................       151,975
    687,300 Imperial Chemical Industries PLC......................    11,129,891
     36,910 Imperial Tobacco Group PLC............................       231,062
    144,800 J. Sainsbury PLC......................................     1,013,318
     17,100 Johnson Matthey PLC...................................       174,300
     52,900 Kingfisher PLC........................................       622,000
  3,090,695 Ladbroke Group PLC....................................    12,982,322

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 UNITED KINGDOM -- 14.7% (CONTINUED)
     11,200 Laird Group PLC......................................  $     71,113
     40,400 Land Securities PLC..................................       588,375
     76,300 LASMO PLC+...........................................       320,495
     98,350 Legal & General Group PLC............................       721,754
      8,900 Lex Service PLC......................................        63,943
    426,400 Lloyds TSB Group PLC.................................     4,999,792
     62,110 Lonrho PLC...........................................       124,401
  1,904,288 Lucasvarity PLC......................................     6,084,086
    224,074 Marks & Spencer PLC..................................     2,127,722
     26,616 Marley PLC...........................................        47,914
     33,100 MEPC PLC.............................................       251,498
     14,400 Mercury Asset Management Group PLC...................       311,774
     10,000 Meyer International PLC..............................        69,332
    134,658 National Grid Group PLC..............................       580,912
     89,800 National Power PLC...................................       827,220
     29,600 Next PLC.............................................       356,199
     12,300 Ocean Group PLC......................................       112,208
     44,900 Pearson PLC..........................................       527,935
     49,546 The Peninsular and Oriental Steam Navigation Co. ....       522,298
     79,300 Pilkington PLC.......................................       187,125
     21,200 Provident Financial PLC..............................       219,530
    151,400 Prudential Corp. PLC.................................     1,495,339
     22,400 Racal Electronic PLC.................................        81,739
     39,500 Railtrack Group PLC..................................       494,871
     65,800 Rank Group PLC.......................................       377,235
     42,382 Redland PLC..........................................       199,331
     89,200 Reed International PLC...............................       789,867
    132,500 Reuters Holdings PLC.................................     1,345,199
     39,800 Rexam PLC............................................       192,029
     84,500 Rio Tinto PLC........................................     1,333,417
     19,700 RMC Group PLC........................................       320,772
    115,500 Rolls-Royce PLC......................................       438,323
     65,542 Royal Bank of Scotland Group PLC.....................       622,893
    120,219 Royal & Sun Alliance Insurance Group PLC.............       974,854
     50,700 Rugby Group PLC......................................        98,259
     85,500 Safeway PLC..........................................       519,989
     15,400 Schroders PLC........................................       472,665
     48,600 Scottish & Newcastle PLC.............................       570,652
     91,249 Scottish Power PLC...................................       643,745
    120,300 Sears PLC............................................       122,914
     43,200 Sedgwick Group PLC...................................        84,424
     30,900 Slough Estates PLC...................................       159,110
    434,934 SmithKline Beecham PLC...............................     3,777,281
     24,000 Smiths Industries PLC................................       319,559
     37,770 Southern Electric PLC................................       284,531
     40,918 Southern Electric PLC, Class B Shares+...............        20,240
     22,500 St. James's Place Capital PLC........................        51,087
     42,000 T & N PLC............................................       109,325
     74,799 Tarmac PLC...........................................       144,357
     34,600 Tate & Lyle PLC......................................       229,788
     30,953 Taylor Woodrow PLC...................................        93,371
    170,600 Tesco PLC............................................     1,131,615
     29,300 Thames Water PLC.....................................       376,585
     29,314 Thorn PLC............................................        77,731
     37,218 TI Group PLC.........................................       355,521
      8,900 Transport Development Group PLC......................        24,033

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                        INTERNATIONAL EQUITY INVESTMENTS


   SHARES                         SECURITY                           VALUE
-------------------------------------------------------------------------------

 UNITED KINGDOM -- 14.7% (CONTINUED)
      18,700 Unigate PLC.......................................  $      159,826
      64,400 Unilever PLC......................................       1,784,421
      41,800 United Biscuits Holdings PLC......................         139,989
      41,500 United Utilities PLC..............................         464,402
       5,433 Value Realisation Trust PLC.......................           8,811
       2,852 Value Realisation Trust PLC Convertible Unsecured
              Loan Stock.......................................           5,920
      26,300 Vickers PLC.......................................          84,453
      11,247 Viglen Floating Rate..............................               0
       6,900 Viglen Technology PLC.............................           7,050
   3,284,870 Vodafone Group PLC................................      16,887,833
      68,394 Williams PLC......................................         386,560
      33,200 Willis Corroon Group PLC..........................          66,766
      11,800 Wilson Connolly Holdings PLC......................          33,012
      44,800 Wolseley PLC......................................         323,685
      74,800 Zeneca Group PLC..................................       2,372,832
-------------------------------------------------------------------------------
                                                                    164,372,135
-------------------------------------------------------------------------------
 UNITED STATES -- 0.5%
   1,013,400 Echo Bay Mines Ltd. ..............................       5,130,337
-------------------------------------------------------------------------------
             TOTAL STOCKS (Cost -- $952,102,293)...............   1,042,655,931
-------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                           VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 6.6%
 $73,650,000 CIBC Wood Gundy Securities Inc., 5.480% due
             9/2/97; Proceeds at maturity -- $73,694,845;
             (Fully collateralized by U.S. Treasury Notes,
             5.875% due 2/28/99; Market value -- $75,185,026)
             (Cost -- $73,650,000).............................      73,650,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost --
               $1,025,752,293*)................................  $1,116,305,931
-------------------------------------------------------------------------------

+ Non-income producing security.
# Risp NC -- Risparmio Non-Convertible (Non-Convertible savings shares).
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS


Japan 26.8%
United Kingdom 14.7%
Other Stocks and Preferred Stocks 10.7%
Germany 9.3%
France 8.1%
Repurchase Agreement 6.6%
Switzerland 6.0%
Italy 5.3%
Hong Kong 5.0%
Netherlands 4.7%
Sweden 2.8%


                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                     INTERNATIONAL FIXED INCOME INVESTMENTS

     FACE
   AMOUNT++                         SECURITY                          VALUE
-------------------------------------------------------------------------------

 BONDS -- 99.2%
-------------------------------------------------------------------------------
 AUSTRALIA -- 3.2%
     3,300,000 Australia Government, 10.000% due 2/15/06........   $  2,974,598
     1,170,000 Federal National Mortgage Association, 6.375% due
                8/15/07.........................................        838,655
-------------------------------------------------------------------------------
                                                                      3,813,253
-------------------------------------------------------------------------------
 DENMARK -- 7.7%
               Kingdom of Denmark:
    31,710,000 7.000% due 12/15/04..............................      4,937,426
    12,360,000 8.000% due 3/15/06...............................      2,026,581
    15,970,000 7.000% due 11/10/24..............................      2,335,647
-------------------------------------------------------------------------------
                                                                      9,299,654
-------------------------------------------------------------------------------
 EUROPEAN COMMUNITY UNION -- 7.4%
     4,090,000 French Treasury Bill, 5.000% due 3/16/99.........      4,498,777
     4,070,000 United Kingdom Treasury, 5.000% due 1/26/99......      4,469,220
-------------------------------------------------------------------------------
                                                                      8,967,997
-------------------------------------------------------------------------------
 FINLAND -- 2.1%
    13,000,000 Government of Finland, 7.250% due 4/18/06........      2,604,126
-------------------------------------------------------------------------------
 GERMANY -- 13.2%
     8,150,000 Baden-Wuertternberg L-Finance, 6.750% due
                6/22/05.........................................      4,855,502
     9,240,000 Bundesrepublik Deutschland, 6.500% due 7/15/03...      5,491,030
     3,860,000 European Investment Bank, 7.750% due 1/26/05.....      2,433,674
     3,000,000 Inter-American Development Bank, 7.750% due
                12/6/04.........................................      1,884,791
     2,200,000 Kreditanstalt Fuer Wiederaufbau, 6.000% due
                2/9/06..........................................      1,251,661
-------------------------------------------------------------------------------
                                                                     15,916,658
-------------------------------------------------------------------------------
 ITALY -- 20.3%
               Buoni Poliennali Del Tesoro:
 7,960,000,000 10.500% due 4/15/98..............................      4,604,101
 5,970,000,000 10.500% due 7/15/98..............................      3,497,494
 7,700,000,000 8.500% due 4/1/04................................      4,806,200
 2,350,000,000 9.000% due 11/1/23...............................      1,593,623
 7,900,000,000 DSL Finance NV, 8.375% due 3/30/04...............      4,907,256
 8,200,000,000 European Investment Bank, 10.250% due 10/2/00....      5,177,437
-------------------------------------------------------------------------------
                                                                     24,586,111
-------------------------------------------------------------------------------
 JAPAN -- 17.5%
   400,000,000 Asian Development Bank, 5.000% due 2/5/03........      3,900,906
   690,000,000 Export-Import Bank of Japan, 2.875% due 7/28/05..      6,071,702
   400,000,000 Japan Development Bank, 6.500% due 9/20/01.......      4,012,969
   520,000,000 Republic Of Austria, 6.250% due 10/16/03.........      5,421,764
   190,000,000 World Bank, 4.500% due 3/20/03...................      1,819,919
-------------------------------------------------------------------------------
                                                                     21,227,260
-------------------------------------------------------------------------------
 SPAIN -- 9.9%
               Bonos Y Oblig Del Estado:
   336,100,000 10.100% due 2/28/01..............................      2,534,954
   769,700,000 11.300% due 1/15/02..............................      6,157,144
   451,300,000 7.900% due 2/28/02...............................      3,234,915
-------------------------------------------------------------------------------
                                                                     11,927,013
-------------------------------------------------------------------------------
 SWEDEN -- 7.2%
               Kingdom of Sweden:
    12,500,000 10.250% due 5/5/00...............................      1,780,808
     5,700,000 13.000% due 6/15/01..............................        902,620
    20,100,000 6.500% due 10/25/06..............................      2,550,916
    26,000,000 Kreditanstalt Fuer Wiederaufbaur International
                Finance, 7.500% due 5/30/00.....................      3,469,978
-------------------------------------------------------------------------------
                                                                      8,704,322
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                     INTERNATIONAL FIXED INCOME INVESTMENTS

    FACE
  AMOUNT++                         SECURITY                            VALUE
--------------------------------------------------------------------------------

 UNITED KINGDOM -- 10.7%
   2,000,000 Depfa Finance, 7.125% due 11/11/03..................   $  3,179,695
   3,100,000 Glaxo Wellcome PLC, 8.750% due 12/1/05..............      5,371,455
   2,700,000 Royal Bank of Scotland, 7.875% due 12/7/06..........      4,439,280
--------------------------------------------------------------------------------
                                                                      12,990,430
--------------------------------------------------------------------------------
             TOTAL BONDS (Cost -- $125,962,456)..................    120,036,824
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.8%
    $920,000 CIBC Wood Gundy Securities Inc., 5.480% due 9/2/97;
             Proceeds at maturity -- $920,560;
             (Fully collateralized by U.S. Treasury Notes, 5.875%
             due 2/28/99;
             Market value -- $939,542) (Cost -- $920,000)........        920,000
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100% (Cost -- $126,882,456*)...   $120,956,824
--------------------------------------------------------------------------------

++Represents local currency.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS

Italy 20.3%
Japan 17.5%
Germany 13.2%
United Kingdom 10.7%
Spain 9.9%
Denmark 7.7%
European Community Union 7.4%
Sweden 7.2%
Australia 3.2%
Finland 2.1%
Repurchase Agreement 0.8%

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 STOCKS -- 96.1%
-------------------------------------------------------------------------------
 ARGENTINA -- 7.7%
     265,000 Acindar Industria Argentina de Aceros S.A. Series
              B+................................................   $    829,616
     225,000 Banco Frances del Rio de la Plata S.A. ............      2,486,747
      27,000 Central Costanera S.A. ADR@........................        924,750
      38,000 Disco S.A. ADR+....................................      1,669,644
     323,419 Perez Companc S.A. ................................      2,587,870
      71,000 Quilmes Industrial S.A. ADR........................        949,625
      53,500 Siderar S.A. ADR@..................................      2,191,761
     150,000 Telefonica de Argentina S.A. ADR...................      5,203,125
-------------------------------------------------------------------------------
                                                                     16,843,138
-------------------------------------------------------------------------------
 AUSTRIA -- 0.1%
      33,000 Scala Business Solutions+..........................        317,796
-------------------------------------------------------------------------------
 BRAZIL -- 11.6%
      68,500 Aracruz Celulose S.A. ADR..........................      1,395,688
      71,534 Companhia Cervejaria Brahma Preferred Warrants,
              Expire 4/30/03+...................................         11,791
      43,500 Companhia Energetica de Minas Gerais ADR...........      2,109,750
  85,000,000 Companhia Paranaense de Energia -- Copel Preferred
              Series B..........................................      1,245,421
   6,400,000 Companhia Paulista de Forca e Luz..................      1,095,971
   4,200,000 Companhia de Saneamento Basico do Estado de Sao
              Paulo.............................................      1,115,385
      26,000 Companhia Siderurgica Nacional ADR.................        904,764
  12,500,000 Petroleo Brasileiro S.A. Preferred.................      3,021,978
      74,000 Telecomunicacoes Brasileiras S.A. ADR..............      8,732,000
   7,660,000 Telecomunicacoes de Minas Gerais Preferred Series
              B.................................................      1,122,344
     189,771 Telecomunicacoes de Minas Gerais Preferred Dividend
              Shares Series B+..................................         32,845
  10,010,000 Telecomunicacoes de Sao Paulo S.A. Preferred.......      3,015,833
     461,052 Telecomunicacoes de Sao Paulo S.A. Preferred RCP+..        126,663
  10,576,000 Telecomunicacoes do Rio de Janeiro S.A. Preferred..      1,351,055
   1,659,830 Telecomunicacoes do Rio de Janeiro -- RCT S.A.
              Preferred+........................................        255,359
-------------------------------------------------------------------------------
                                                                     25,536,847
-------------------------------------------------------------------------------
 CHILE -- 3.6%
      63,000 Banco Santander Chile ADR..........................        972,563
      90,000 Compania De Telecomunicaciones de Chile S.A. ADR...      2,705,625
     125,000 Empresa Nacional de Electricidad S.A. ADR..........      2,781,250
      24,700 Quimica Minera Chile S.A. ADR......................      1,491,262
-------------------------------------------------------------------------------
                                                                      7,950,700
-------------------------------------------------------------------------------
 CHINA -- 2.5%
   6,000,000 Guangshen Railway Co., Ltd. Series H...............      2,497,096
     126,000 Huaneng Power International, Inc. ADR..............      2,976,750
-------------------------------------------------------------------------------
                                                                      5,473,846
-------------------------------------------------------------------------------
 CROATIA -- 1.7%
     185,000 Pliva D.D. GDR.....................................      3,071,000
      16,600 Zagrebacka Banka GDR+..............................        598,430
-------------------------------------------------------------------------------
                                                                      3,669,430
-------------------------------------------------------------------------------
 CZECH REPUBLIC -- 1.7%
      22,000 Cez 2..............................................        525,573
      22,613 CKD Praha Holding+.................................        697,163
     144,000 Prazske Pivovary A.S.+.............................        883,620
      12,670 SPT Telecom A.S.+..................................      1,592,289
-------------------------------------------------------------------------------
                                                                      3,698,645
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                          VALUE
------------------------------------------------------------------------------

 EGYPT -- 3.5%
      55,800 Al-Ahram Beverages Co. GDR+........................  $  1,420,110
     110,000 Commercial International Bank GDR+.................     2,750,000
      18,000 Egyptian International Pharmaceutical Industries
              Co................................................     1,162,386
      22,700 North Cairo Flour Mills+...........................     1,216,628
      45,450 Torah Portland Cement Co. .........................     1,219,577
------------------------------------------------------------------------------
                                                                     7,768,701
------------------------------------------------------------------------------
 HONG KONG -- 7.0%
   4,524,300 Asia Securities International+.....................     3,123,630
   1,000,000 China Overseas Land & Investment...................       735,579
     560,500 Dah Sing Financial Group...........................     2,343,554
   2,300,000 Founder Hong Kong Ltd. ............................     2,033,166
   1,744,000 Henderson China Holding Ltd. ......................     3,060,834
     218,000 Lai Sun Development Co. Ltd. ......................       215,215
     382,000 New World Development Co. Ltd. ....................     2,381,030
   2,756,000 Qingling Motors Company Series H...................     1,556,007
------------------------------------------------------------------------------
                                                                    15,449,015
------------------------------------------------------------------------------
 HUNGARY -- 3.7%
      34,000 Borsodchem GDR.....................................     1,266,500
      36,000 Egis Pharmaceutical RT EDR+........................     1,756,548
      45,820 Gedeon Richter Ltd. RT GDR.........................     4,371,228
       9,614 Pick Szeged RT GDR@................................       699,957
------------------------------------------------------------------------------
                                                                     8,094,233
------------------------------------------------------------------------------
 INDIA -- 4.9%
     264,000 Arvind Mills Ltd. GDR+.............................     1,122,000
     111,000 Ashok Leyland Ltd. GDR.............................       610,500
      32,000 Indian Hotels Co. Ltd. GDR@........................       600,000
     149,000 Industrial Credit & Investment Corp. of India Ltd.
              GDR+..............................................     2,086,000
      82,700 Larsen & Toubro Ltd. GDR...........................     1,033,750
      43,000 Ranbaxy Laboratories Ltd. GDR+.....................       910,310
     106,800 Reliance Industries Ltd. GDR+......................     2,114,640
     118,000 Steel Authority of India Ltd. GDR..................       849,600
     113,400 Tata Engineering and Locomotive Co. Ltd. GDR.......     1,054,620
      31,000 Videsh Sanchar Nigam Ltd. GDR......................       458,025
------------------------------------------------------------------------------
                                                                    10,839,445
------------------------------------------------------------------------------
 INDONESIA -- 2.7%
   4,260,000 PT Bank Danamon Indonesia..........................       938,644
   2,715,000 PT Bank Pan Indonesia..............................     1,012,373
     428,571 PT Bank Pan Indonesia Warrants, Expire 6/26/00+....        31,235
   1,653,500 PT Bimantara Citra.................................     1,485,347
   4,000,000 PT Mayora Indah....................................     1,118,644
      93,500 PT Panca Wiratama Sakti+...........................        38,034
     651,500 PT Tambang Timah...................................       861,305
     270,000 PT Tempo Scan Pacific..............................       302,034
------------------------------------------------------------------------------
                                                                     5,787,616
------------------------------------------------------------------------------
 MALAYSIA -- 4.1%
     393,600 Gamuda Berhad Warrants, Expire 1/17/00+............       310,506
   1,283,000 IJM Corp. Berhad...................................     1,399,396
   1,361,000 Kumpulan Guthrie Berhad............................     1,437,791
     998,666 Malaysian Resources Corp. Berhad...................       804,961
   1,378,000 Multi-Purpose Holdings Berhad......................     1,072,907
   1,305,000 Multi-Purpose Holdings Berhad -- ICULS, 3.000%
              Expire 1/13/02+...................................       255,136

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                          SECURITY                           VALUE
-------------------------------------------------------------------------------

 MALAYSIA -- 4.1% (CONTINUED)
   1,950,000 Nylex Berhad........................................  $  1,993,140
     820,000 Tanjong PLC.........................................     1,701,595
-------------------------------------------------------------------------------
                                                                      8,975,432
-------------------------------------------------------------------------------
 MEXICO -- 8.5%
     289,000 Alfa S.A. de C.V. Series A..........................     2,255,084
     282,000 Desc S.A. de C.V. Series B..........................     2,399,846
     768,000 Empresas ICA Sociedad Controladora S.A. de C.V. ....     2,058,465
     118,000 Grupo Electra S.A. de C.V. .........................     1,668,595
     173,000 Grupo Financiero Bancomer S.A. de C.V. ADR+.........     2,205,750
           1 Grupo Financiero Inbursa S.A. de C.V. Series B......             1
     695,000 Organizacion Soriana S.A. de C.V. Series B..........     2,211,293
     238,000 Sanluis Corp. S.A. de C.V. .........................     1,896,902
     704,000 Telefonos de Mexico S.A. Series L...................     1,632,621
      84,000 Tubos de Acero de Mexico S.A. ADR+..................     1,512,000
      50,000 TV Azteca S.A. de C.V. ADR+.........................       900,000
-------------------------------------------------------------------------------
                                                                     18,740,557
-------------------------------------------------------------------------------
 PHILIPPINES -- 2.0%
     142,490 Bacnotan Consolidated Industries....................       206,236
   5,571,000 DCMI Holdings Inc.+.................................       833,817
   1,401,450 First Philippine Holdings Corp. Series B............     1,429,110
   5,010,600 International Container Terminal Services, Inc.+....     1,071,345
   5,220,000 Petron Corp.........................................       746,941
   1,232,000 William Gothong & Aboitiz+..........................        84,295
-------------------------------------------------------------------------------
                                                                      4,371,744
-------------------------------------------------------------------------------
 POLAND -- 0.2%
      32,000 Krosno S.A..........................................       394,152
-------------------------------------------------------------------------------
 RUSSIA -- 6.9%
      55,670 Irkutskenergo ADR...................................       855,926
      27,200 Lukoil Holding ADR..................................     2,454,800
      53,104 Mosenergo ADR@......................................     2,429,508
          59 Rostelecom RDC+.....................................     2,448,500
      44,133 Surgutneftegaz ADR..................................     2,228,717
     289,380 Trade House GUM ADR+................................     2,459,730
      58,029 Unified Energy Systems GDR+.........................     2,303,751
-------------------------------------------------------------------------------
                                                                     15,180,932
-------------------------------------------------------------------------------
 SINGAPORE -- 0.1%
     196,000 China North Industries Investment Ltd. .............        61,740
-------------------------------------------------------------------------------
 SOUTH AFRICA -- 7.3%
      83,000 Liberty Life Association of Africa Ltd. ............     2,586,937
     486,000 Murray & Roberts Holdings Ltd. .....................     1,300,075
     385,000 Pepkor Ltd. ........................................     2,584,994
     707,000 Reunert Ltd. .......................................     2,335,820
     928,000 Safmarine and Rennies Holdings Ltd. ................     2,235,191
     250,000 Sappi Ltd. .........................................     2,312,693
     203,000 Sasol Ltd. .........................................     2,704,359
-------------------------------------------------------------------------------
                                                                     16,060,069
-------------------------------------------------------------------------------
 SOUTH KOREA -- 4.3%
      92,080 LG Semiconductor Co.+...............................     4,091,311
       4,997 Mirae Co. ..........................................       896,968
      26,880 Pohang Iron & Steel Co. Ltd. .......................     2,333,809

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

   SHARES                           SECURITY                           VALUE
--------------------------------------------------------------------------------

 SOUTH KOREA -- 4.3% (CONTINUED)
      15,780 Samchully Co. .......................................  $  1,022,631
       5,595 S1 Corp. ............................................     1,100,402
--------------------------------------------------------------------------------
                                                                       9,445,121
--------------------------------------------------------------------------------
 TAIWAN -- 2.8%
     536,000 Acer Incorporation+..................................     1,569,355
     352,500 China Development Corp. .............................     1,589,441
     623,700 China Motor Co. Ltd. ................................     2,149,941
       6,000 Taipei Fund..........................................       863,640
--------------------------------------------------------------------------------
                                                                       6,172,377
--------------------------------------------------------------------------------
 THAILAND -- 3.8%
   1,417,400 Bangchak Petroleum Public Co. Ltd. ..................       414,566
     788,250 Bank of Ayudhya Public Co. Ltd. .....................     1,221,914
     170,700 Grammy Entertainment Co. Ltd. .......................     1,407,938
     418,000 Italian-Thai Development Public Co. Ltd. ............       745,774
      27,200 Kang Yong Electric Public Co. Ltd. ..................        63,644
     214,651 Land and House Public Co. Ltd. ......................       243,280
      63,100 Loxley Public Co. Ltd. ..............................        71,977
     304,600 Onpa International Public Co. Ltd. ..................       574,633
   1,841,700 Saha-Union Public Co. Ltd. ..........................     1,077,333
      52,000 Siam City Cement Public Co. Ltd. ....................       796,958
   1,020,400 TelecomAsia Corporation Public Co. Ltd.+.............       828,198
     300,800 United Communication Industry Public Co. Ltd ........       941,375
--------------------------------------------------------------------------------
                                                                       8,387,590
--------------------------------------------------------------------------------
 TURKEY -- 3.9%
  12,771,000 Akcansa Cimento A.S..................................     1,904,868
  18,000,000 Arcelik A.S..........................................     1,798,819
   2,258,000 Otosan Otomobil Sanayii A.S..........................     1,380,854
  32,900,000 Haci Omer Sabanci Holding A.S........................     1,099,218
 118,970,000 Yapi ve Kredi Bankasi A.S............................     2,448,819
--------------------------------------------------------------------------------
                                                                       8,632,578
--------------------------------------------------------------------------------
 ZIMBABWE -- 1.5%
   1,400,000 Delta Corp. Ltd.+....................................     2,147,077
     415,000 NMBZ Holdings Ltd.+..................................     1,193,108
--------------------------------------------------------------------------------
                                                                       3,340,185
--------------------------------------------------------------------------------
             TOTAL STOCKS (Cost -- $209,355,237)..................   211,191,889
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (CONTINUED)                           AUGUST 31, 1997
                      EMERGING MARKETS EQUITY INVESTMENTS

    FACE
   AMOUNT                         SECURITY                            VALUE
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.9%
 $8,664,000 CIBC Wood Gundy Securities Inc., 5.480% due 9/2/97;
            Proceeds at maturity -- $8,669,275;
            (Fully collateralized by U.S. Treasury Notes, 5.875%
            due 2/28/99;
            Market value -- $8,845,297) (Cost -- $8,664,000)       $  8,664,000
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $218,019,237*)...   $219,855,889
-------------------------------------------------------------------------------

+ Non-income producing security.
@ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
* Aggregate cost for Federal income tax purposes is substantially the same.


                                  [PIE CHART]

                         CLASSIFICATION OF INVESTMENTS


Other Stocks, Preferred Stocks and Warrants 29.9%
Brazil 11.6%
Mexico 8.5%
Argentina 7.7%
South Africa 7.3%
Hong Kong 7.0%
Russia 6.9%
India 4.9%
South Korea 4.3%
Malaysia 4.1%
Turkey 3.9%
Repurchase Agreement 3.9%


                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank]

 STATEMENTS OF ASSETS AND LIABILITIES

                          GOVERNMENT   INTERMEDIATE   LONG-TERM     MUNICIPAL     MORTGAGE
                            MONEY      FIXED INCOME      BOND         BOND         BACKED
                         INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS
---------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost... $387,546,793  $376,820,116  $172,950,844  $50,281,995  $130,572,985
 Repurchase agreements,
  at cost...............           --     3,540,000     4,255,000           --    44,525,000
 Foreign currency
  segregated for futures
  contracts, at cost....           --            --            --           --            --
 Foreign currency, at
  cost..................           --            --            --           --            --
---------------------------------------------------------------------------------------------
 Investments, at value.. $387,546,793  $378,628,612  $176,048,776  $51,460,813  $130,442,767
 Repurchase agreements,
  at value..............           --     3,540,000     4,255,000           --    44,525,000
 Foreign currency, at
  value.................           --            --            --           --            --
 Foreign currency
  segregated for futures
  contracts, at value...           --            --            --           --            --
 Cash (Note 12).........        5,161           595           628       65,129           784
 Receivable for
  securities sold.......           --            --     3,713,073           --            --
 Receivable for Fund
  shares sold...........    1,412,916     1,374,180       631,240       71,249       463,716
 Dividends and interest
  receivables...........    1,298,137     4,832,469     2,162,114      666,827       748,100
 Receivable for open
  forward foreign
  currency contracts....           --            --            --           --            --
 Receivable from
  broker -- variation
  margin................           --            --            --           --            --
 Deferred organization
  costs.................           --            --            --           --            --
 Other assets...........           --            --            --           --            --
---------------------------------------------------------------------------------------------
 TOTAL ASSETS...........  390,263,007   388,375,856   186,810,831   52,264,018   176,180,367
---------------------------------------------------------------------------------------------
LIABILITIES:
 Dividends payable......    1,191,412        49,022        32,051        8,989        27,006
 Administration fees
  payable...............      137,431        66,315        30,324       39,901        71,502
 Management fees
  payable...............       94,891       132,631        60,648       82,307       181,249
 Payable for open
  forward foreign
  currency contracts....           --            --            --           --            --
 Payable to broker --
   variation margin.....           --            --            --           --            --
 Payable for Fund shares
  purchased.............           --       479,705       214,664       81,588       140,268
 Payable for securities
  loaned................           --            --            --           --            --
 Payable to bank........           --            --            --           --            --
 Payable for securities
  purchased.............           --     3,476,648     3,363,156           --    39,130,781
 Accrued expenses.......      125,842        77,275        58,650       27,389        43,455
---------------------------------------------------------------------------------------------
 TOTAL LIABILITIES......    1,549,576     4,281,596     3,759,493      240,174    39,594,261
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $388,713,431  $384,094,260  $183,051,338  $52,023,844  $136,586,106
---------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of
  beneficial interest... $    388,736  $     47,641  $     22,168  $     6,034  $     17,150
 Capital paid in excess
  of par value..........  388,347,050   390,341,625   180,848,624   52,687,671   137,021,887
 Undistributed
  (overdistributed) net
  investment income.....       14,541       394,501       (32,905)     106,548       (27,733)
 Accumulated net
  realized gain (loss)
  on security
  transactions and
  futures contracts.....      (36,896)   (8,498,003)     (884,481)  (1,955,227)     (294,980)
 Net unrealized
  appreciation
  (depreciation) of
  investments, foreign
  currencies and futures
  contracts.............           --     1,808,496     3,097,932    1,178,818      (130,218)
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS........ $388,713,431  $384,094,260  $183,051,338  $52,023,844  $136,586,106
---------------------------------------------------------------------------------------------
Shares Outstanding......  388,735,786    47,640,950    22,168,211    6,033,727    17,150,121
---------------------------------------------------------------------------------------------
Net Asset Value.........        $1.00         $8.06         $8.26        $8.62         $7.96
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                AUGUST 31, 1997

                 LARGE          LARGE          SMALL          SMALL                                       EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH         EQUITY      FIXED INCOME      EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS   INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
$77,017,897  $1,427,684,955 $1,254,329,885  $475,443,502   $626,030,630  $  952,102,293  $125,962,456   $209,355,237
    304,000      31,851,000     41,661,000    18,944,000     25,432,000      73,650,000       920,000      8,664,000
         --              --             --            --             --       1,190,333            --             --
         --              --             --            --             --       3,136,895     3,062,211      6,940,357
--------------------------------------------------------------------------------------------------------------------
$87,872,595  $1,911,582,195 $1,793,970,570  $601,698,839   $763,475,121  $1,042,655,931  $120,036,824   $211,191,889
    304,000      31,851,000     41,661,000    18,944,000     25,432,000      73,650,000       920,000      8,664,000
         --              --             --            --             --       1,931,718     3,020,487      6,742,733
         --              --             --            --             --       5,050,013            --             --
        841              71    197,177,824    13,826,414     28,231,962         200,346       105,162        422,647
  1,175,082         529,699      4,266,346     1,462,344      2,454,729      12,563,039       179,728      2,498,769
     74,166       5,389,018      5,553,217     2,067,846      2,713,858       4,235,554       366,067        959,653
    581,716       4,532,257      1,363,617       800,267        125,370       2,407,490     4,351,402        398,068
         --              --             --            --             --       3,392,387       736,828         23,084
         --              --        154,500            --         61,100              --            --             --
      8,630              --             --            --             --           2,731            --         10,759
         --              --        242,352            --             --           2,547            --             --
--------------------------------------------------------------------------------------------------------------------
 90,017,030   1,953,884,240  2,044,389,426   638,799,710    822,494,140   1,146,091,756   129,716,498    230,911,602
--------------------------------------------------------------------------------------------------------------------
        185              --             --            --             --              --        21,915             --
     26,804         333,401        326,481       103,960        127,614         201,154        64,118         41,980
     80,513         831,436        530,600       270,284        357,290         588,585       160,293        189,376
         --              --             --            --             --       2,142,785       482,370             --
         --              --             --            --             --       1,736,467            --             --
     56,852       1,429,786      1,457,769       232,333      6,430,000         566,818        80,028         76,348
         --              --    197,176,721    13,824,298     28,231,962              --            --             --
         --              --             --            --        627,564              --            --             --
         --      16,404,073             --     1,791,952      9,203,989       3,092,009     3,165,690      3,997,064
     63,460         138,197         80,928       204,887        194,581       1,319,624       131,601        326,955
--------------------------------------------------------------------------------------------------------------------
    227,814      19,136,893    199,572,499    16,427,714     45,173,000       9,647,442     4,106,015      4,631,723
--------------------------------------------------------------------------------------------------------------------
$89,789,216  $1,934,747,347 $1,844,816,927  $622,371,996   $777,321,140  $1,136,444,314  $125,610,483   $226,279,879
--------------------------------------------------------------------------------------------------------------------
$     7,477  $      129,744 $      106,823  $     43,074   $     42,506  $      106,877  $     15,300   $     24,302
 73,584,172   1,223,196,450  1,200,769,183   409,665,042    609,553,562   1,030,524,704   132,373,005    208,927,922
    940,268       7,365,482      5,133,450     4,079,900         81,771      (4,434,527)  (2,707,990)      1,090,099
  4,402,601     220,158,431     99,734,861    82,328,643     30,021,186      16,766,513     1,715,170     14,318,557
 10,854,698     483,897,240    539,072,610   126,255,337    137,622,115      93,480,747    (5,785,002)     1,918,999
--------------------------------------------------------------------------------------------------------------------
$89,789,216  $1,934,747,347 $1,844,816,927  $622,371,996   $777,321,140  $1,136,444,314  $125,610,483   $226,279,879
--------------------------------------------------------------------------------------------------------------------
  7,476,865     129,744,143    106,823,419    43,074,435     42,505,689     106,876,628    15,299,555     24,302,122
--------------------------------------------------------------------------------------------------------------------
     $12.01          $14.91         $17.27        $14.45         $18.29          $10.63         $8.21          $9.31
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF OPERATIONS

                                GOVERNMENT   INTERMEDIATE   LONG-TERM    MUNICIPAL    MORTGAGE
                                   MONEY     FIXED INCOME     BOND         BOND        BACKED
                                INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest.....................  $18,104,685  $22,983,341   $12,336,611  $2,527,709   $ 8,835,599
 Dividends....................           --           --            --          --            --
 Less: Foreign withholding tax
  ............................           --      (25,986)           --          --            --
-------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME......   18,104,685   22,957,355    12,336,611   2,527,709     8,835,599
-------------------------------------------------------------------------------------------------
EXPENSES:
 Shareholder and system
  servicing fees..............      784,525      248,892       200,002      31,550       193,310
 Administration fees (Note
  2)..........................      654,342      662,693       336,219      95,353       257,044
 Management fees (Note 2).....      490,756    1,325,387       672,437     190,705       642,610
 Registration fees............       73,232       59,834        26,218      30,000        32,741
 Shareholder communications...       33,486       39,891        14,001       3,500        27,870
 Audit and legal..............       23,250       39,051        26,551      24,000        25,926
 Custody......................       16,776       13,223         6,200       4,050         4,785
 Trustees' fees...............       15,000       11,716         7,020       2,700         6,499
 Insurance fees...............        2,900           --            --          --            --
 Pricing service fees.........           --       13,000         6,000          --            --
 Amortization of deferred
  organization costs..........           --        2,731         2,731       2,782         2,731
 Other........................        2,100        6,251         9,594       9,100         4,261
-------------------------------------------------------------------------------------------------
 TOTAL EXPENSES...............    2,096,367    2,422,669     1,306,973     393,740     1,197,777
 Less: Management and
      administration fee
      waiver (Note 2).........     (124,703)          --            --     (12,330)     (172,962)
   Custody earnings credits
    (Note 1)..................           --           --            --          --            --
-------------------------------------------------------------------------------------------------
 NET EXPENSES.................    1,971,664    2,422,669     1,306,973     381,410     1,024,815
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)..   16,133,021   20,534,686    11,029,638   2,146,299     7,810,784
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FOREIGN
CURRENCIES AND FUTURES
CONTRACTS (NOTES 4, 5 AND 6):
 Realized Gain (Loss) From:
 Security transactions
  (excluding short-term
  securities).................       17,149*  (1,169,275)      856,804     (46,971)      797,680
 Foreign currency
  transactions................           --           --            --          --            --
 Futures contracts............           --           --            --          --            --
-------------------------------------------------------------------------------------------------
 NET REALIZED GAIN (LOSS).....       17,149   (1,169,275)      856,804     (46,971)      797,680
-------------------------------------------------------------------------------------------------
 Change in Net Unrealized
 Appreciation (Depreciation)
 of Investments, Foreign
 Currencies and Futures
 Contracts:
 Beginning of year............           --   (5,440,660)   (5,293,520)   (861,098)   (3,309,661)
 End of year..................           --    1,808,496     3,097,932   1,178,818      (130,218)
-------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET
  UNREALIZED
  APPRECIATION (DEPRECIATION)..          --    7,249,156     8,391,452   2,039,916     3,179,443
-------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON
 INVESTMENTS, FOREIGN
 CURRENCIES AND FUTURES
 CONTRACTS....................       17,149    6,079,881     9,248,256   1,992,945     3,977,123
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.......  $16,150,170  $26,614,567   $20,277,894  $4,139,244   $11,787,907
-------------------------------------------------------------------------------------------------

* Represents net realized gains from the sale of short-term securities for Government Money Investments.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1997

                 LARGE          LARGE          SMALL          SMALL                                   EMERGING
             CAPITALIZATION CAPITALIZATION CAPITALIZATION CAPITALIZATION INTERNATIONAL INTERNATIONAL   MARKETS
 BALANCED     VALUE EQUITY      GROWTH      VALUE EQUITY      GROWTH        EQUITY     FIXED INCOME    EQUITY
INVESTMENTS   INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS    INVESTMENTS   INVESTMENTS  INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
$ 1,188,182   $  1,074,225   $  2,511,650   $    570,290   $  1,068,243   $ 2,915,572   $ 8,783,944  $   773,602
  1,172,279     41,890,038     15,963,919     12,572,957      2,058,812    15,833,070            --    3,187,086
    (30,621)      (149,602)       (32,048)            --             --    (2,136,859)       (2,197)    (209,772)
-----------------------------------------------------------------------------------------------------------------
  2,329,840     42,814,661     18,443,521     13,143,247      3,127,055    16,611,783     8,781,747    3,750,916
-----------------------------------------------------------------------------------------------------------------
     48,979      1,105,399        868,302        735,915        777,151     1,127,151       226,644      532,208
    133,514      3,452,366      3,126,348      1,039,277      1,217,818     1,986,030       256,466      375,723
    400,541      8,514,670      6,413,997      2,721,377      3,060,297     5,372,446       641,164    1,690,749
     30,000         43,149         97,442         48,398        101,519       119,669        42,665       50,001
     13,009        130,741         65,185         47,930        151,093        46,952         8,727        9,468
     24,799         37,435         25,487         24,130         30,469        25,240        25,278       24,196
      3,800         65,012         51,999         47,565        123,314       773,271        53,436      312,653
      3,301         29,971         24,906         15,151          9,331        23,937         4,805        5,804
         --             --             --             --             --            --            --           --
         --             --             --             --             --            --         2,668       10,172
     18,874          2,731          2,734          2,731             --        16,378         2,731        6,567
      2,000         28,922         19,913         13,103         27,385       151,238         3,903        4,152
-----------------------------------------------------------------------------------------------------------------
    678,817     13,410,396     10,696,313      4,695,577      5,498,377     9,642,312     1,268,487    3,021,693
    (15,022)            --             --             --             --            --            --           --
         --             --             --             --             --            --       (24,643)          --
-----------------------------------------------------------------------------------------------------------------
    663,795     13,410,396     10,696,313      4,695,577      5,498,377     9,642,312     1,243,844    3,021,693
-----------------------------------------------------------------------------------------------------------------
  1,666,045     29,404,265      7,747,208      8,447,670     (2,371,322)    6,969,471     7,537,903      729,223
-----------------------------------------------------------------------------------------------------------------
  5,264,500    244,358,130     97,832,498     92,675,669     44,435,870    14,691,579     2,451,838   15,444,843
         --             --             --             --             --      (478,954)   (3,727,962)    (130,819)
         --             --      7,491,928             --        389,005       288,013            --           --
-----------------------------------------------------------------------------------------------------------------
  5,264,500    244,358,130    105,324,426     92,675,669     44,824,875    14,500,638    (1,276,124)  15,314,024
-----------------------------------------------------------------------------------------------------------------
  3,265,170    205,280,598    177,118,985     42,508,734     68,100,476    24,553,039     2,495,277    1,345,429
 10,854,698    483,897,240    539,072,610    126,255,337    137,622,115    93,480,747    (5,785,002)   1,918,999
-----------------------------------------------------------------------------------------------------------------
  7,589,528    278,616,642    361,953,625     83,746,603     69,521,639    68,927,708    (8,280,279)     573,570
-----------------------------------------------------------------------------------------------------------------
 12,854,028    522,974,772    467,278,051    176,422,272    114,346,514    83,428,346    (9,556,403)  15,887,594
-----------------------------------------------------------------------------------------------------------------
$14,520,073   $552,379,037   $475,025,259   $184,869,942   $111,975,192   $90,397,817   $(2,018,500) $16,616,817
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                          GOVERNMENT    INTERMEDIATE    LONG-TERM     MUNICIPAL      MORTGAGE
                             MONEY      FIXED INCOME       BOND          BOND         BACKED
                          INVESTMENTS    INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................ $  16,133,021  $  20,534,686  $ 11,029,638  $  2,146,299  $  7,810,784
 Net realized gain
  (loss)................        17,149     (1,169,275)      856,804       (46,971)      797,680
 Increase (decrease) in
  net unrealized
  appreciation..........            --      7,249,156     8,391,452     2,039,916     3,179,443
------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............    16,150,170     26,614,567    20,277,894     4,139,244    11,787,907
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM (NOTE 3):
 Net investment income..   (16,124,859)   (20,477,022)  (12,361,043)   (2,026,872)   (8,289,597)
 Net realized gain......            --             --            --            --            --
------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........   (16,124,859)   (20,477,022)  (12,361,043)   (2,026,872)   (8,289,597)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
 (NOTE 13):
 Net proceeds from sale
  of shares.............   849,412,997    178,249,168    64,617,502    29,618,111    40,497,082
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............    15,257,421     19,919,280    11,926,307     1,888,004     7,957,625
 Cost of shares
  reacquired............  (754,144,058)  (116,264,487)  (57,318,892)  (28,079,489)  (36,312,247)
------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN
  NET ASSETS FROM
  FUND SHARE
  TRANSACTIONS..........   110,526,360     81,903,961    19,224,917     3,426,626    12,142,460
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS.............   110,551,671     88,041,506    27,141,768     5,538,998    15,640,770
NET ASSETS:
 Beginning of year......   278,161,760    296,052,754   155,909,570    46,484,846   120,945,336
------------------------------------------------------------------------------------------------
 END OF YEAR*........... $ 388,713,431  $ 384,094,260  $183,051,338  $ 52,023,844  $136,586,106
------------------------------------------------------------------------------------------------
 * Includes
   undistributed
   (overdistributed)
   net investment income
   of:..................       $14,541       $394,501      $(32,905)     $106,548      $(27,733)
------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1997

                  LARGE           LARGE           SMALL          SMALL                                       EMERGING
              CAPITALIZATION  CAPITALIZATION  CAPITALIZATION CAPITALIZATION INTERNATIONAL   INTERNATIONAL    MARKETS
 BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY      GROWTH         EQUITY      FIXED INCOME      EQUITY
INVESTMENTS    INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS    INVESTMENTS     INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$ 1,666,045   $   29,404,265  $    7,747,208   $  8,447,670   $ (2,371,322) $    6,969,471  $  7,537,903   $    729,223
  5,264,500      244,358,130     105,324,426     92,675,669     44,824,875      14,500,638    (1,276,124)    15,314,024
  7,589,528      278,616,642     361,953,625     83,746,603     69,521,639      68,927,708    (8,280,279)       573,570
------------------------------------------------------------------------------------------------------------------------
 14,520,073      552,379,037     475,025,259    184,869,942    111,975,192      90,397,817    (2,018,500)    16,616,817
------------------------------------------------------------------------------------------------------------------------
   (896,711)     (44,380,995)     (8,125,928)    (8,311,896)            --     (11,115,301)   (8,003,880)      (236,637)
 (2,108,915)     (78,157,401)    (52,552,184)   (34,893,903)   (71,806,746)    (58,250,387)   (3,360,508)      (274,654)
------------------------------------------------------------------------------------------------------------------------
 (3,005,626)    (122,538,396)    (60,678,112)   (43,205,799)   (71,806,746)    (69,365,688)  (11,364,388)      (511,291)
------------------------------------------------------------------------------------------------------------------------
 57,807,959      530,407,629     591,793,419    227,999,744    551,796,474     661,640,439    41,905,980    252,363,354
  3,002,028      121,239,098      60,140,500     42,735,245     71,203,317      68,817,730    10,952,865        508,577
(32,816,005)    (659,190,672)   (426,880,873)  (268,911,207)  (380,170,033)   (458,775,551)  (43,275,876)  (140,187,007)
------------------------------------------------------------------------------------------------------------------------
 27,993,982       (7,543,945)    225,053,046      1,823,782    242,829,758     271,682,618     9,582,969    112,684,924
------------------------------------------------------------------------------------------------------------------------
 39,508,429      422,296,696     639,400,193    143,487,925    282,998,204     292,714,747    (3,799,919)   128,790,450
 50,280,787    1,512,450,651   1,205,416,734    478,884,071    494,322,936     843,729,567   129,410,402     97,489,429
------------------------------------------------------------------------------------------------------------------------
$89,789,216   $1,934,747,347  $1,844,816,927   $622,371,996   $777,321,140  $1,136,444,314  $125,610,483   $226,279,879
------------------------------------------------------------------------------------------------------------------------
   $940,268       $7,365,482      $5,133,450     $4,079,900        $81,771     $(4,434,527)  $(2,707,990)    $1,090,099
------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 STATEMENTS OF CHANGES IN NET ASSETS

                           GOVERNMENT    INTERMEDIATE   LONG-TERM     MUNICIPAL      MORTGAGE
                              MONEY      FIXED INCOME      BOND          BOND         BACKED
                           INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS   INVESTMENTS
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)................  $  12,528,641  $ 16,992,372  $  9,337,444  $  2,230,595  $  6,983,849
 Net realized gain
  (loss)................          2,498       (14,966)    1,425,173      (415,420)      (26,586)
 Increase (decrease) in
  net unrealized
  appreciation
  (depreciation)........             --    (6,833,208)   (9,634,980)       97,697    (2,294,645)
------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM OPERATIONS.......     12,531,139    10,144,198     1,127,637     1,912,872     4,662,618
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE
3):
 Net investment income..    (12,522,565)  (17,206,933)   (8,417,818)   (2,264,250)   (7,011,921)
 Net realized gains.....             --            --            --            --            --
 Capital................             --            --            --            --      (393,687)
------------------------------------------------------------------------------------------------
 DECREASE IN NET ASSETS
  FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS..........    (12,522,565)  (17,206,933)   (8,417,818)   (2,264,250)   (7,405,608)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 13):
 Net proceeds from sale
  of shares.............    437,963,687   131,547,146    70,757,014    25,163,494    43,928,000
 Net asset value of
  shares issued for
  reinvestment of
  dividends.............     12,180,500    16,708,381     8,103,907     2,094,769     7,083,593
 Cost of shares
  reacquired............   (413,581,060)  (91,462,730)  (53,206,580)  (25,777,761)  (32,112,636)
------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS
  FROM
  FUND SHARE
  TRANSACTIONS..........     36,563,127    56,792,797    25,654,341     1,480,502    18,898,957
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS..     36,571,701    49,730,062    18,364,160     1,129,124    16,155,967
NET ASSETS:
 Beginning of year......    241,590,059   246,322,692   137,545,410    45,355,722   104,789,369
------------------------------------------------------------------------------------------------
 END OF YEAR*...........  $ 278,161,760  $296,052,754  $155,909,570  $ 46,484,846  $120,945,336
------------------------------------------------------------------------------------------------
* Includes undistributed
  (overdistributed)
  net investment income
  of:...................         $6,379      $336,837    $1,197,377      $(12,879)     $(28,072)
------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                             FOR THE YEAR ENDED AUGUST 31, 1996

                    LARGE           LARGE           SMALL           SMALL                                       EMERGING
                CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  CAPITALIZATION  INTERNATIONAL  INTERNATIONAL    MARKETS
   BALANCED      VALUE EQUITY       GROWTH       VALUE EQUITY       GROWTH         EQUITY      FIXED INCOME      EQUITY
 INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS     INVESTMENTS    INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
 $  1,152,837   $   30,764,811  $    6,518,874  $   6,179,922   $  (2,010,544)  $    (916,055) $  7,641,284   $    203,024
    1,856,415       57,624,889      63,302,635     30,005,753      61,940,936      73,317,293     5,447,131      2,918,811
    1,632,100       78,336,651      42,237,074     12,033,104      13,923,279     (45,905,292)      446,411      2,501,423
---------------------------------------------------------------------------------------------------------------------------
    4,641,352      166,726,351     112,058,583     48,218,779      73,853,671      26,495,946    13,534,826      5,623,258
---------------------------------------------------------------------------------------------------------------------------
   (1,135,885)     (26,466,589)     (4,153,946)    (4,982,003)             --     (12,130,831)  (12,189,960)            --
   (1,082,919)     (15,515,274)    (36,845,945)            --     (53,196,733)    (17,152,620)           --             --
           --               --              --             --              --              --            --             --
---------------------------------------------------------------------------------------------------------------------------
   (2,218,804)     (41,981,863)    (40,999,891)    (4,982,003)    (53,196,733)    (29,283,451)  (12,189,960)            --
---------------------------------------------------------------------------------------------------------------------------
   30,383,440      557,482,735     526,999,100    210,816,835     376,242,292     346,914,895    42,109,193     75,247,060
    2,218,161       41,543,633      40,686,861      4,932,281      52,926,147      29,028,066    11,659,731             --
  (15,011,768)    (281,357,570)   (215,722,183)  (120,408,080)   (270,535,854)   (192,556,264)  (31,587,471)   (42,713,977)
---------------------------------------------------------------------------------------------------------------------------
   17,589,833      317,668,798     351,963,778     95,341,036     158,632,585     183,386,697    22,181,453     32,533,083
---------------------------------------------------------------------------------------------------------------------------
   20,012,381      442,413,286     423,022,470    138,577,812     179,289,523     180,599,192    23,526,319     38,156,341
   30,268,406    1,070,037,365     782,394,264    340,306,259     315,033,413     663,130,375   105,884,083     59,333,088
---------------------------------------------------------------------------------------------------------------------------
 $ 50,280,787   $1,512,450,651  $1,205,416,734  $ 478,884,071   $ 494,322,936   $ 843,729,567  $129,410,402   $ 97,489,429
---------------------------------------------------------------------------------------------------------------------------
     $110,018      $22,347,339      $5,512,170     $4,124,953             --         $130,661    $1,485,949      $(243,721)
---------------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

 NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

  Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of thirteen separate investment portfolios ("Portfolios"): Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments.

  The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to the capital accounts of the Long-Term Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of over distributed net investment income amounting to $101,123, $479,152 and $2,413,405 was reclassified to paid-in capital for Long-Term Bond Investments, Mortgage Backed Investments and Small Capitalization Growth Investments, respectively. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  Organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with each portfolio's respective commencement of operations.

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments have an arrangement with their custodian, Morgan Guaranty Trust Company of New York, where they earn custody credits on available cash balances. These credits offset custody fees which may be charged to the portfolios during the current year. For the year ended August 31, 1997, custody credits totalled $24,643 for International Fixed Income Investments. This relationship ended in December 1996.

  In addition, the Fund may from time to time enter into futures contracts in order to hedge market risk. Also, certain portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

  The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"). The Consulting Group ("Manager"), a division of SBMFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBMFM has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Advisers").

  Under the Management Agreement, each Portfolio pays SBMFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SBMFM pays each Adviser, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis. The applicable management fee, advisory fee paid by SBMFM to each Adviser, and the Adviser for each Portfolio are indicated below:

                                                                                    ANNUAL
                                                                          ADVISER MANAGEMENT
            PORTFOLIO                                  ADVISERS             FEE      FEE
--------------------------------------------------------------------------------------------
 Government Money Investments                  Standish, Ayer & Wood,      0.15%     0.15%
                                                Inc.
 Intermediate Fixed Income Investments         Standish, Ayer & Wood,      0.20      0.40
                                                Inc.
 Long-Term Bond Investments                    National Asset              0.20      0.40
                                                Management
 Municipal Bond Investments                    Smith Affiliated Capital    0.20      0.40
                                                Corp.
 Mortgage Backed Investments                   Atlantic Portfolio          0.25      0.50
                                                Analytics & Management,
                                                Inc.
 Balanced Investments                          Palley-Needelman Asset      0.20      0.60
                                                Management, Inc.
 Large Capitalization Value Equity Investments The Boston Co. Asset        0.30      0.60
                                                Management, Inc.
                                               Parametric Portfolio
                                                Associates, Inc.:
                                               on the first $300           0.20      0.50
                                                million
                                               on the amount over $300     0.15      0.45
                                                million
 Large Capitalization Growth Investments       Provident Investment        0.30      0.60
                                                Counsel Inc.
                                               Boston Structured
                                                Advisors:
                                               on the first $300           0.20      0.50
                                                million
                                               on the amount over $300     0.05*     0.45
                                                million
 Small Capitalization Value Equity Investments NFJ Investment Group        0.30      0.60
                                               Barclays Global Fund
                                                Advisors:
                                               on the first $200           0.15      0.45
                                                million
                                               on the next $100 million    0.10      0.40
                                               on the amount over $300     0.05      0.35
                                                million
 Small Capitalization Growth Investments       Berger Associates, Inc.     0.50      0.80**
                                               Wall Street Associates      0.50      0.80
                                               Mellon Capital
                                                Management Corp.:
                                               on the first $200           0.15      0.45
                                                million
                                               on the next $100 million    0.10      0.40
                                               on the amount over $300     0.05      0.35
                                                million
 International Equity Investments              Oechsle International       0.40      0.70
                                                Advisors L.P.
                                               State Street Global         0.07      0.37
                                                Advisors
 International Fixed Income Investments        Julius Baer Investments     0.25      0.50
                                                Management Inc.
 Emerging Markets Equity Investments           John Govett & Co.           0.60      0.90
                                                Limited
--------------------------------------------------------------------------------------------

* Effective April 3, 1997, the advisory fee was reduced from 0.15% to 0.05%. ** Effective March 31, 1997, the annual management fee was increased by 0.20%
   to 0.80% and this increase was reflected in the adviser fee.

  SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

  For the year ended August 31, 1997, the following fees were waived:

                                                 TOTAL
                                              FEE WAIVERS MANAGER  ADMINISTRATOR
--------------------------------------------------------------------------------
Government Money Investments.................  $124,703   $ 58,293    $66,410
Municipal Bond Investments...................    12,330      8,220      4,110
Mortgage Backed Investments..................   172,962    123,544     49,418
Balanced Investments.........................    15,022     11,267      3,755
--------------------------------------------------------------------------------

  For the year ended August 31, 1997, Smith Barney Inc. ("SB"), another subsidiary of SBH, received brokerage commissions of $173,738.

  All officers and one Trustee of the Fund are employees of SB.

  3. EXEMPT-INTEREST DIVIDENDS AND OTHER DIVIDENDS

  Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the portfolio.

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

  4. INVESTMENTS

  During the year ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

      PORTFOLIO                                     PURCHASES        SALES
-------------------------------------------------------------------------------
Intermediate Fixed Income Investments............ $  407,669,203 $  366,144,347
Long-Term Bond Investments.......................     70,065,038     53,830,559
Municipal Bond Investments.......................     20,070,226     13,817,424
Mortgage Backed Investments......................    140,602,027    110,960,764
Balanced Investments.............................     65,734,992     43,091,484
Large Capitalization Value Equity Investments....  1,190,232,204  1,292,220,733
Large Capitalization Growth Investments..........  1,156,532,121    992,770,426
Small Capitalization Value Equity Investments....    269,955,808    311,779,478
Small Capitalization Growth Investments..........    639,944,380    482,153,122
International Equity Investments.................    478,537,364    304,822,373
International Fixed Income Investments...........    310,139,896    301,370,760
Emerging Markets Equity Investments..............    287,205,195    179,195,004
-------------------------------------------------------------------------------

  At August 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                               NET APPRECIATION
      PORTFOLIO                     APPRECIATION DEPRECIATION   (DEPRECIATION)
-------------------------------------------------------------------------------
Intermediate Fixed Income Invest-
 ments............................  $  3,109,456 $ (1,300,960)   $  1,808,496
Long-Term Bond Investments........     3,417,869     (319,937)      3,097,932
Municipal Bond Investments........     1,239,076      (60,258)      1,178,818
Mortgage Backed Investments.......       960,921   (1,091,139)       (130,218)
Balanced Investments..............    11,277,134     (422,436)     10,854,698
Large Capitalization Value Equity
 Investments......................   497,226,058  (13,328,818)    483,897,240
Large Capitalization Growth In-
 vestments........................   550,897,350  (11,256,665)    539,640,685
Small Capitalization Value Equity
 Investments......................   136,105,427   (9,850,090)    126,255,337
Small Capitalization Growth In-
 vestments........................   160,698,204  (23,253,713)    137,444,491
International Equity Investments..   168,005,375  (77,451,737)     90,553,638
International Fixed Income Invest-
 ments............................       124,747   (6,050,379)     (5,925,632)
Emerging Markets Equity Invest-
 ments............................    31,227,461  (29,390,809)      1,836,652
-------------------------------------------------------------------------------

  5. FUTURES CONTRACTS

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At August 31, 1997, Large Capitalization Growth Investments, Small Capitalization Growth Investments and International Equity Investments had the following open futures contracts:

LARGE CAPITALIZATION GROWTH INVESTMENTS

                        # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS   CONTRACTS EXPIRATION    VALUE       VALUE    GAIN (LOSS)
-------------------------------------------------------------------------------
S&P 500 Index........     58       9/97    $26,956,400 $26,189,900 $  (766,500)
Russell 2000 Index...     84       9/97     12,985,375  13,183,800     198,425
-------------------------------------------------------------------------------
TOTAL................                      $39,941,775 $39,373,700 $  (568,075)
-------------------------------------------------------------------------------

SMALL CAPITALIZATION GROWTH INVESTMENTS

                           # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE       VALUE       GAIN
----------------------------------------------------------------------------------
Russell 2000 Index......     52       9/97    $10,848,976 $11,026,600 $   177,624
----------------------------------------------------------------------------------

INTERNATIONAL EQUITY INVESTMENTS

                           # OF                  BASIS      MARKET    UNREALIZED
PURCHASED CONTRACTS      CONTRACTS EXPIRATION    VALUE       VALUE    GAIN (LOSS)
----------------------------------------------------------------------------------
Australian ALL Ordi-
 naries.................     59       9/97    $ 2,937,891 $ 2,781,057 $  (156,834)
Deutsche Terminboerse
 DAX....................     35       9/97      7,597,600   7,631,097      33,497
IBEX 35 PLUS............     40       9/97      1,795,435   1,719,924     (75,511)
London Financial Times
 Stock Exchange 100.....     54       9/97     10,547,397  10,561,790      14,393
Marche a Terme Interna-
 tional de France CAC
 40.....................     75       9/97      7,139,395   6,852,691    (286,704)
MIB 30..................     27       9/97      3,212,037   3,268,759      56,722
Osaka Securities Ex-
 change Nikkei 300......    358       9/97      8,788,054   8,261,767    (526,287)
Tokyo Stock Exchange
 TOPIX..................     91       9/97     11,568,376  10,772,633    (795,743)
----------------------------------------------------------------------------------
TOTAL...................                      $53,586,185 $51,849,718 $(1,736,467)
----------------------------------------------------------------------------------

  6. FOREIGN SECURITIES

  International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

  7. FORWARD FOREIGN CURRENCY CONTRACTS

  At August 31, 1997, International Equity Investments, International Fixed Income Investments and Emerging Markets Equity Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

INTERNATIONAL EQUITY INVESTMENTS

                                  LOCAL        MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE       DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
Australian Dollar............      2,370,000 $ 1,740,986   9/4/97   $    3,334
British Pound................      5,250,000   8,512,319   9/4/97      (27,689)
French Franc.................     32,250,000   5,319,035   9/4/97       15,988
French Franc.................     20,041,596   3,311,108  9/30/97      (11,537)
French Franc.................     20,623,907   3,407,312  9/30/97        9,614
German Deutschemark..........     16,250,000   9,030,457   9/4/97       23,578
German Deutschemark..........     18,255,000  10,154,341  9/18/97      477,576
Italian Lira.................  3,688,600,000   2,094,535   9/4/97        6,034
Italian Lira................. 41,236,000,000  23,404,479  9/18/97      838,730
Japanese Yen.................    243,695,608   2,027,047   9/2/97       19,918
Japanese Yen.................      4,638,760      38,590   9/3/97          (80)
Japanese Yen.................    251,768,396   2,094,492   9/3/97        7,168
Japanese Yen.................  2,100,000,000  17,472,626   9/4/97      259,069
Japanese Yen.................  3,777,915,000  31,495,748  9/18/97    1,290,686
Swedish Krona................      4,000,000     509,601   9/4/97        2,177
Swiss Franc..................      2,500,000   1,685,755   9/4/97       (2,310)
-------------------------------------------------------------------------------
                                             122,298,431             2,912,256
-------------------------------------------------------------------------------
TO BUY:
Australian Dollar............      2,370,000   1,740,986   9/4/97      (48,868)
Australian Dollar............      2,370,000   1,737,409  12/4/97      (10,703)
British Pound................         64,962     105,338   9/2/97          768
British Pound................         17,908      29,037   9/3/97          135
British Pound................      5,250,000   8,512,319   9/4/97     (110,741)
British Pound................         65,436     106,098   9/4/97          265
British Pound................      5,250,000   8,462,419  12/4/97        9,919
French Franc.................     20,250,000   3,339,860   9/4/97     (174,896)
French Franc.................     12,000,000   1,979,176   9/4/97       37,838
French Franc.................     32,250,000   5,326,353  12/4/97      (39,704)
German Deutschemark..........     18,255,000  10,154,340  9/18/97      305,158
German Deutschemark..........     10,250,000   5,696,134   9/4/97     (269,322)
German Deutschemark..........      6,000,000   3,334,323   9/4/97       62,518
German Deutschemark..........     16,250,000   9,032,796  12/4/97      (75,948)
Italian Lira.................  2,388,600,000   1,356,343   9/4/97      (50,038)
Italian Lira.................  1,300,000,000     738,192   9/4/97       11,640
Italian Lira.................  3,688,600,000   2,081,720  12/4/97      (13,366)
Japanese Yen.................     10,425,627      86,720   9/2/97       (1,186)
Japanese Yen.................  2,100,000,000  17,472,627   9/4/97     (952,096)
Japanese Yen.................  2,100,000,000  17,621,885  12/4/97     (342,187)
Swedish Krona................      4,000,000     509,601   9/4/97          740
Swedish Krona................      4,000,000     508,634  12/4/97       (4,845)
Swiss Franc..................      2,500,000   1,685,755   9/4/97        9,534
Swiss Franc..................      2,500,000   1,694,800  12/4/97       (7,269)
-------------------------------------------------------------------------------
                                             103,312,865            (1,662,654)
-------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 FORWARD
 FOREIGN CURRENCY CONTRACTS..                                       $1,249,602
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME INVESTMENTS

                                  LOCAL        MARKET    SETTLEMENT UNREALIZED
FOREIGN CURRENCY                 CURRENCY       VALUE       DATE    GAIN (LOSS)
-------------------------------------------------------------------------------
TO SELL:
Australian Dollar...........       5,228,927 $ 3,842,026    9/15/97  $  50,648
German Deutschemark.........      11,447,000   6,369,126    9/22/97   (164,285)
Italian Lira................  11,793,333,720   6,695,831     9/8/97   (255,831)
Japanese Yen................   2,585,450,013  21,572,743    9/24/97    684,257
Japanese Yen................      19,102,277     159,618    10/2/97      1,923
-------------------------------------------------------------------------------
                                              38,639,344               316,712
-------------------------------------------------------------------------------
                                     MARKET VALUE
                              --------------------------
CROSS FORWARDS**:                 German      Japanese
TO SELL:                       Deutschemark      Yen
                              -------------- -----------
German Deutschemark vs. Jap-
 anese Yen..................  $      162,362 $   158,892     9/2/97     (3,470)
                                  German       British
                               Deutschemark     Pound
                              -------------- -----------
German Deutschemark vs.
 British Pound..............  $    6,387,365 $ 6,328,581    9/23/97    (58,784)
-------------------------------------------------------------------------------
                                   6,549,727   6,487,473               (62,254)
-------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 FORWARD
 FOREIGN CURRENCY
 CONTRACTS..................                                         $ 254,458
-------------------------------------------------------------------------------
** Local Currency on Cross
Forwards                                        Sell        Buy
-------------------------------------------------------------------------------
Sell German Deutschemark vs.
 Japanese Yen...............                     292,204 19,102,277
Sell German Deutschemark vs.
 British Pound..............                  11,479,000  3,906,242
-------------------------------------------------------------------------------

EMERGING MARKETS EQUITY INVESTMENTS

                                       LOCAL      MARKET   SETTLEMENT UNREALIZED
FOREIGN CURRENCY                      CURRENCY    VALUE       DATE       GAIN
--------------------------------------------------------------------------------
TO SELL:
Malaysian Ringgit................... 17,503,200 $5,976,916  10/2/97    $23,084
--------------------------------------------------------------------------------
TOTAL UNREALIZED GAIN ON FORWARD
 FOREIGN CURRENCY CONTRACTS.........                                   $23,084
--------------------------------------------------------------------------------

  8. REPURCHASE AGREEMENTS

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  9. CAPITAL LOSS CARRYFORWARD

  At August 31, 1997, the Fund had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains:

PORTFOLIO                              TOTAL     8/31/03    8/31/04   8/31/05
------------------------------------------------------------------------------
Government Money Investments........ $   37,000 $   29,000 $    8,000 $     --
Intermediate Fixed Income Invest-
 ments..............................  7,321,000  5,086,000  1,462,000  773,000
Long-Term Bond Investments..........    834,000    834,000         --       --
Municipal Bond Investments..........  1,908,000    238,000  1,248,000  422,000
Mortgage Backed Investments.........    199,000         --    199,000       --
------------------------------------------------------------------------------

  To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

  10. SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

  The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

  As of August 31, 1997, Mortgage Backed Investments held four TBA securities with a cost of $35,956,748.

  11. SHORT SALES OF SECURITIES

  A short sale is a transaction in which the Portfolio sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  As of August 31, 1997, there were no open short sale transactions.

  12. LENDING OF PORTFOLIO SECURITIES

  The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

  At August 31, 1997, Large Capitalization Growth Investments loaned common stocks having a value of $188,405,650 and received cash collateral of $197,176,721 for the loan, Small Capitalization Growth Investments loaned common stocks having a value of $27,088,152 and received cash collateral of $28,231,962 for the loan and Small Capitalization Value Equity Investments loaned common stocks having a value of $12,951,137 and received cash collateral of $13,824,298 for the loan.

  13. SHARES OF BENEFICIAL INTEREST

  At August 31, 1997, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                                    YEAR ENDED     YEAR ENDED
                                                  AUGUST 31,1997 AUGUST 31, 1996
--------------------------------------------------------------------------------
GOVERNMENT MONEY INVESTMENTS
Shares sold......................................   849,412,997    438,920,652
Shares issued on reinvestment....................    15,257,421     11,223,535
Shares redeemed..................................  (754,144,058)  (413,581,060)
--------------------------------------------------------------------------------
Net Increase.....................................   110,526,360     36,563,127
--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME INVESTMENTS
Shares sold......................................    22,229,780     16,226,689
Shares issued on reinvestment....................     2,480,980      2,067,760
Shares redeemed..................................   (14,456,187)   (11,307,251)
--------------------------------------------------------------------------------
Net Increase.....................................    10,254,573      6,987,198
--------------------------------------------------------------------------------

                                                   YEAR ENDED     YEAR ENDED
                                                 AUGUST 31,1997 AUGUST 31, 1996
-------------------------------------------------------------------------------
LONG-TERM BOND INVESTMENTS
Shares sold.....................................    8,150,525       8,616,173
Shares issued on reinvestment...................    1,232,102         988,796
Shares redeemed.................................   (7,024,609)     (6,509,335)
-------------------------------------------------------------------------------
Net Increase....................................    2,358,018       3,095,634
-------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS
Shares sold.....................................    3,511,017       2,986,970
Shares issued on reinvestment...................      222,819         249,750
Shares redeemed.................................   (3,327,179)     (3,091,008)
-------------------------------------------------------------------------------
Net Increase....................................      406,657         145,712
-------------------------------------------------------------------------------
MORTGAGE BACKED INVESTMENTS
Shares sold.....................................    5,117,755       5,541,780
Shares issued on reinvestment...................    1,008,056         898,184
Shares redeemed.................................   (4,592,708)     (4,063,287)
-------------------------------------------------------------------------------
Net Increase....................................    1,533,103       2,376,677
-------------------------------------------------------------------------------
BALANCED INVESTMENTS
Shares sold.....................................    5,179,672       3,107,830
Shares issued on reinvestment...................      275,077         228,475
Shares redeemed.................................   (3,006,395)     (1,537,798)
-------------------------------------------------------------------------------
Net Increase....................................    2,448,354       1,798,507
-------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold.....................................   40,317,277      50,806,724
Shares issued on reinvestment...................    9,591,013       2,398,347
Shares redeemed.................................  (51,090,285)    (24,969,181)
-------------------------------------------------------------------------------
Net Increase (Decrease).........................   (1,181,995)     28,235,890
-------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH INVESTMENTS
Shares sold.....................................   38,837,237      40,898,526
Shares issued on reinvestment...................    4,117,121       3,324,041
Shares redeemed.................................  (28,169,117)    (16,659,319)
-------------------------------------------------------------------------------
Net Increase....................................   14,785,241      27,563,248
-------------------------------------------------------------------------------
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
Shares sold.....................................   18,547,348      20,888,354
Shares issued on reinvestment...................    3,718,417         229,397
Shares redeemed.................................  (22,282,636)    (12,034,896)
-------------------------------------------------------------------------------
Net Increase (Decrease).........................      (16,871)      9,082,855
-------------------------------------------------------------------------------
SMALL CAPITALIZATION GROWTH INVESTMENTS
Shares sold.....................................   33,405,849      21,661,872
Shares issued on reinvestment...................    4,411,506       3,403,611
Shares redeemed.................................  (23,101,137)    (15,605,234)
-------------------------------------------------------------------------------
Net Increase....................................   14,716,218       9,460,249
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENTS
Shares sold.....................................   62,969,435      32,796,549
Shares issued on reinvestment...................    6,670,111       2,783,132
Shares redeemed.................................  (43,209,206)    (18,301,671)
-------------------------------------------------------------------------------
Net Increase....................................   26,430,340      17,278,010
-------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME INVESTMENTS
Shares sold.....................................    4,814,720       4,607,116
Shares issued on reinvestment...................    1,243,385       1,344,169
Shares redeemed.................................   (4,960,070)     (3,507,513)
-------------------------------------------------------------------------------
Net Increase....................................    1,098,035       2,443,772
-------------------------------------------------------------------------------
EMERGING MARKETS EQUITY INVESTMENTS
Shares sold.....................................   27,633,350       9,176,431
Shares issued on reinvestment...................       59,448              --
Shares redeemed.................................  (14,865,187)     (5,261,534)
-------------------------------------------------------------------------------
Net Increase....................................   12,827,611       3,914,897
-------------------------------------------------------------------------------

  14. SUBSEQUENT EVENT

  On September 4, 1997, the Trustees of the Consulting Group Capital Markets Funds approved, and voted to recommend that shareholders of Small Capitalization Value Equity Investments and International Equity Investments approve a new management agreement on behalf of each Portfolio with each Portfolio's Investment Manager, SBMFM. The proposed new management agreement will increase the management fee from an annual rate of 0.60% to 0.80% of the average net assets of Small Capitalization Value Equity Investments and from 0.70% to 0.80% of the average net assets of International Equity Investments. The Manager recommended the fee increase after conducting a survey of existing small capitalization and international equity advisers, which indicated that the fee paid to each Portfolio's respective advisers was no longer in line with industry standards. Shareholders of each Portfolio will be receiving a proxy statement concerning this fee increase.

 FINANCIAL HIGHLIGHTS
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

GOVERNMENT MONEY INVESTMENTS       1997      1996      1995      1994       1993
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR........................     $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------------------------------------------
 Net investment income(1)....      0.05      0.05      0.05      0.03       0.03
 Dividends from net invest-
  ment income................     (0.05)    (0.05)    (0.05)    (0.03)     (0.03)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR........................     $1.00     $1.00     $1.00     $1.00      $1.00
---------------------------------------------------------------------------------
TOTAL RETURN.................      4.98%     5.02%     5.24%     3.10%      2.76%
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)......................  $388,713  $278,162  $241,590  $184,656    $84,034
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(1).................      0.60%     0.60%     0.60%     0.55%      0.50%
 Net investment income.......      4.91      4.93      5.14      3.16       2.71
---------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
INVESTMENTS                        1997      1996      1995      1994       1993
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR........................     $7.92     $8.10     $7.92     $8.58      $8.25
---------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(1)....      0.50      0.50      0.50      0.47       0.51
 Net realized and unrealized
  gain (loss)................      0.14     (0.17)     0.16     (0.56)      0.33
---------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations....................      0.64      0.33      0.66     (0.09)      0.84
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.......     (0.50)    (0.51)    (0.48)    (0.50)     (0.48)
 Net realized gains..........        --        --        --     (0.06)     (0.03)
 Capital.....................        --        --        --     (0.01)        --
---------------------------------------------------------------------------------
Total Distributions..........     (0.50)    (0.51)    (0.48)    (0.57)     (0.51)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR........................     $8.06     $7.92     $8.10     $7.92      $8.58
---------------------------------------------------------------------------------
TOTAL RETURN.................      8.23%     4.08%     8.70%    (1.13)%    10.59%
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)......................  $384,094  $296,053  $246,323  $223,548   $140,580
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(1).................      0.73%     0.73%     0.80%     0.80%      0.80%
 Net investment income.......      6.19      5.78      6.40      5.77       5.94
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE......       118%       98%       98%       86%        92%
---------------------------------------------------------------------------------

(1) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME       EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE               AND REIMBURSEMENTS
                            ----------------------------- --------------------------------------
   PORTFOLIO                1997  1996  1995  1994  1993   1997    1996    1995    1994    1993
   ---------                ----- ----- ----- ----- ----- ------  ------  ------  ------  ------
   Government Money
    Investments............ $0.01 $0.01 $0.05 $0.03 $0.02   0.64%   0.72%   0.74%   0.84%   1.39%
   Intermediate Fixed
    Income Investments.....   N/A   N/A   N/A   N/A  0.01    N/A     N/A     N/A     N/A    0.88

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

LONG-TERM BOND INVESTMENTS         1997      1996      1995   1994(1)      1993
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR........................     $7.87     $8.23     $7.86     $8.70     $8.26
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(2)....      0.53      0.51      0.45      0.38      0.47
 Net realized and unrealized
  gain (loss)................      0.46     (0.41)     0.36     (0.75)     0.42
--------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations....................      0.99      0.10      0.81     (0.37)     0.89
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.......     (0.59)    (0.46)    (0.44)    (0.41)    (0.45)
 Net realized gains..........        --        --        --     (0.06)       --
 Capital.....................     (0.01)       --        --     (0.00)*      --
--------------------------------------------------------------------------------
Total Distributions..........     (0.60)    (0.46)    (0.44)    (0.47)    (0.45)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR........................     $8.26     $7.87     $8.23     $7.86     $8.70
--------------------------------------------------------------------------------
TOTAL RETURN.................     12.93%     1.11%    10.71%    (3.93)%   11.08%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)......................  $183,051  $155,910  $137,545   $94,628   $64,734
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(2).................      0.78%     0.80%     0.80%     0.80%     0.80%
 Net investment income.......      6.54      6.18      5.80      5.34      5.40
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE......        34%      125%       62%       43%       35%
--------------------------------------------------------------------------------
MUNICIPAL BOND INVESTMENTS         1997      1996      1995      1994      1993
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 YEAR........................     $8.26     $8.27     $8.06     $8.85     $8.25
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment income(2)....      0.38      0.38      0.40      0.40      0.41
 Net realized and unrealized
  gain (loss)................      0.34        --      0.21     (0.71)     0.62
--------------------------------------------------------------------------------
Total Income (Loss) From Op-
 erations....................      0.72      0.38      0.61     (0.31)     1.03
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income.......     (0.36)    (0.39)    (0.40)    (0.40)    (0.41)
 Net realized gains..........        --        --     (0.00)*   (0.05)    (0.02)
 Capital.....................        --        --        --     (0.03)       --
--------------------------------------------------------------------------------
Total Distributions..........     (0.36)    (0.39)    (0.40)    (0.48)    (0.43)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR........................     $8.62     $8.26     $8.27     $8.06     $8.85
--------------------------------------------------------------------------------
TOTAL RETURN.................      8.88%     4.62%     7.86%    (3.78)%   12.94%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)......................   $52,024   $46,485   $45,356   $56,625   $47,811
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(2).................      0.80%     0.80%     0.80%     0.80%     0.80%
 Net investment income.......      4.50      4.59      4.99      4.59      4.76
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE......        31%       29%       49%      132%       15%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME        EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE              AND/OR REIMBURSEMENTS
                            ------------------------------ --------------------------------------
   PORTFOLIO                1997   1996  1995  1994  1993   1997    1996    1995    1994    1993
   ---------                -----  ----- ----- ----- ----- ------  ------  ------  ------  ------
   Long-Term Bond
    Investments............   N/A    N/A $0.01 $0.01 $0.02    N/A     N/A    0.93%   0.95%   1.09%
   Municipal Bond
    Investments............ $0.00* $0.02  0.02  0.01  0.02   0.83%   1.02%   1.04    0.93    1.02

 * Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

MORTGAGE BACKED
INVESTMENTS                     1997   1996(1)      1995      1994      1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR..................     $7.74     $7.91     $7.69     $8.21     $8.19
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(2).................      0.48      0.48      0.51      0.41      0.53
 Net realized and
  unrealized gain (loss)..      0.25     (0.14)     0.22     (0.41)     0.00*
-------------------------------------------------------------------------------
Total Income From Opera-
 tions....................      0.73      0.34      0.73      0.00      0.53
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income....     (0.51)    (0.48)    (0.49)    (0.41)    (0.42)
 Net realized gains.......        --        --        --     (0.04)    (0.04)
 Capital..................        --     (0.03)    (0.02)    (0.10)    (0.05)
-------------------------------------------------------------------------------
Total Distributions.......     (0.51)    (0.51)    (0.51)    (0.55)    (0.51)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.....................     $7.96     $7.74     $7.91     $7.69     $8.21
-------------------------------------------------------------------------------
TOTAL RETURN..............      9.69%     4.37%     9.96%    (0.20)%    6.68%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)...................  $136,586  $120,945  $104,789  $120,427   $94,421
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)..............      0.80%     0.80%     0.80%     0.80%     0.80%
 Net investment income....      6.08      6.09      6.85      6.38      6.53
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...        94%       23%       30%       53%       93%
-------------------------------------------------------------------------------
BALANCED INVESTMENTS            1997      1996      1995      1994    1993(3)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR..................    $10.00     $9.37     $8.63     $8.41     $8.00
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(2).................      0.27      0.29      0.26      0.21      0.09
 Net realized and
  unrealized gain.........      2.27      0.95      0.81      0.16      0.42
-------------------------------------------------------------------------------
Total Income From Opera-
 tions....................      2.54      1.24      1.07      0.37      0.51
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income....     (0.27)    (0.28)    (0.29)    (0.15)    (0.10)
 Net realized gains.......     (0.26)    (0.33)    (0.04)       --        --
 Capital..................        --        --        --        --     (0.00)*
-------------------------------------------------------------------------------
Total Distributions.......     (0.53)    (0.61)    (0.33)    (0.15)    (0.10)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.....................    $12.01    $10.00     $9.37     $8.63     $8.41
-------------------------------------------------------------------------------
TOTAL RETURN..............     26.05%    13.60%    12.76%     4.62%     6.35%++
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)...................   $89,789   $50,281   $30,268   $14,940    $5,258
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(2)..............      1.00%     1.00%     1.00%     1.00%     1.00%+
 Net investment income....      2.49      2.85      3.28      2.66      2.67+
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...        67%       47%       47%       43%       10%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(4)..........     $0.06     $0.06        --        --        --
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                NET INVESTMENT INCOME        EXPENSE RATIOS WITHOUT WAIVERS
                                 PER SHARE DECREASE              AND/OR REIMBURSEMENTS
                            ------------------------------ --------------------------------------
   PORTFOLIO                1997   1996  1995  1994  1993   1997    1996    1995    1994    1993
   ---------                -----  ----- ----- ----- ----- ------  ------  ------  ------  ------
   Mortgage Backed
    Investments............ $0.01  $0.01 $0.02 $0.02 $0.04   0.93%   0.94%   1.09%   1.06%   1.13%
   Balanced Investments....  0.00*  0.03  0.06  0.08  0.15   1.02    1.26    1.75    2.01    5.55

(3) For the period from February 16, 1993 (commencement of operations) to August 31, 1993.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

LARGE CAPITALIZATION
VALUE EQUITY INVESTMENTS        1997        1996     1995(1)      1994   1993(1)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........      $11.55      $10.42      $ 9.39     $9.35     $8.77
----------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(2)...............        0.23        0.26        0.27      0.17      0.25
 Net realized and
  unrealized gain.......        4.09        1.25        1.16      0.02      0.54
----------------------------------------------------------------------------------
Total Income From Opera-
 tions..................        4.32        1.51        1.43      0.19      0.79
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.34)      (0.24)      (0.24)    (0.15)    (0.14)
 Net realized gains.....       (0.62)      (0.14)      (0.16)     0.00*    (0.07)
----------------------------------------------------------------------------------
Total Distributions.....       (0.96)      (0.38)      (0.40)    (0.15)    (0.21)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................      $14.91      $11.55      $10.42     $9.39     $9.35
----------------------------------------------------------------------------------
TOTAL RETURN............       38.98%      14.75%      16.14%     2.09%     9.25%
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $1,934,747  $1,512,451  $1,070,037  $832,138  $562,507
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)............        0.78%       0.80%       0.83%     0.88%     0.95%
 Net investment income..        1.70        2.31        2.93      2.57      2.88
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          70%         24%         21%      108%       47%
----------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)........       $0.05       $0.06          --        --        --
----------------------------------------------------------------------------------
LARGE CAPITALIZATION
GROWTH INVESTMENTS              1997        1996        1995      1994   1993(1)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........      $13.10      $12.13      $10.00    $ 9.76     $8.88
----------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment in-
  come(2)...............        0.07        0.07        0.09      0.03      0.00*
 Net realized and
  unrealized gain.......        4.72        1.46        2.13      0.21      0.89
----------------------------------------------------------------------------------
Total Income From Opera-
 tions..................        4.79        1.53        2.22      0.24      0.89
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.08)      (0.06)      (0.08)       --     (0.01)
 Net realized gains.....       (0.54)      (0.50)      (0.01)       --        --
 Capital................          --          --          --        --     (0.00)*
----------------------------------------------------------------------------------
Total Distributions.....       (0.62)      (0.56)      (0.09)       --     (0.01)
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................      $17.27      $13.10      $12.13    $10.00     $9.76
----------------------------------------------------------------------------------
TOTAL RETURN............       37.47%      12.89%      22.30%     2.46%    10.00%
----------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $1,844,817  $1,205,417    $782,394  $457,588  $238,256
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)............        0.69%       0.83%       0.88%     0.98%     1.12%
 Net investment income
  (loss)................        0.50        0.63        0.98      0.39     (0.04)
----------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          65%         40%         38%      104%       47%
----------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)........       $0.03       $0.06          --        --        --
----------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                             EXPENSE RATIOS
                                           NET INVESTMENT        WITHOUT
                                             INCOME PER      WAIVERS AND/OR
                                           SHARE DECREASE    REIMBURSEMENTS
                                           ----------------  ----------------
   PORTFOLIO                                1995     1994     1995     1994
   ---------                               -------  -------  -------  -------
   Large Capitalization Value Equity
    Investments...........................   $0.01    $0.00*    0.93%    0.92%
   Large Capitalization Growth
    Investments...........................    0.00*    0.00*    0.98     1.02

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMALL CAPITALIZATION VALUE
EQUITY INVESTMENTS              1997      1996      1995       1994       1993
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR..................    $11.11    $10.01    $ 9.03      $9.94      $8.68
-------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment in-
  come(1).................      0.19      0.16      0.15       0.08       0.06
 Net realized and
  unrealized gain (loss)..      4.22      1.08      0.95      (0.40)      1.31
-------------------------------------------------------------------------------
Total Income (Loss) From
 Operations...............      4.41      1.24      1.10      (0.32)      1.37
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income....     (0.19)    (0.14)    (0.12)     (0.07)     (0.03)
 Net realized gains.......     (0.88)       --     (0.00)*    (0.52)     (0.08)
-------------------------------------------------------------------------------
Total Distributions.......     (1.07)    (0.14)    (0.12)     (0.59)     (0.11)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.....................    $14.45    $11.11    $10.01      $9.03      $9.94
-------------------------------------------------------------------------------
TOTAL RETURN..............     42.40%    12.48%    12.50%     (3.30)%    15.74%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)...................  $622,372  $478,884  $340,306   $342,388   $183,051
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(1)..............      0.90%     0.95%     1.11%      1.06%      1.11%
 Net investment income....      1.62      1.52      1.54       1.12       0.82
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...        53%       39%      115%        65%        70%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(2)..........     $0.04     $0.04        --         --         --
-------------------------------------------------------------------------------
SMALL CAPITALIZATION
GROWTH INVESTMENTS              1997      1996    1995(3)    1994(3)    1993(3)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR..................    $17.79    $17.19    $12.50     $11.21      $7.99
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment loss(1)...     (0.06)    (0.08)    (0.05)     (0.09)     (0.07)
 Net realized and
  unrealized gain.........      2.87      3.36      4.81       1.56       3.29
-------------------------------------------------------------------------------
Total Income From Opera-
 tions....................      2.81      3.28      4.76       1.47       3.22
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains.......     (2.31)    (2.68)    (0.07)     (0.14)        --
 Capital..................        --        --        --      (0.04)        --
-------------------------------------------------------------------------------
Total Distributions.......     (2.31)    (2.68)    (0.07)     (0.18)        --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.....................    $18.29    $17.79    $17.19     $12.50     $11.21
-------------------------------------------------------------------------------
TOTAL RETURN..............     17.53%    21.33%    38.25%     13.18%     40.30%
-------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S)...................  $777,321  $494,323  $315,033   $180,175    $75,498
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET AS-
 SETS:
 Expenses(1)..............      0.90%     1.00%     1.14%      1.20%      1.25%
 Net investment loss......     (0.39)    (0.49)    (0.35)     (0.78)     (0.72)
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...        81%       83%      174%        94%        97%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(2)..........     $0.03     $0.08        --         --         --
-------------------------------------------------------------------------------

(1) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                             EXPENSE RATIOS
                                           NET INVESTMENT        WITHOUT
                                             INCOME PER      WAIVERS AND/OR
                                           SHARE DECREASE    REIMBURSEMENTS
                                           ----------------  --------------
   PORTFOLIO                                1995     1994     1995     1994
   ---------                               -------  -------  -------  -------
   Small Capitalization Value Equity
    Investments........................... $  0.00*     N/A     1.13%     N/A
   Small Capitalization Growth
    Investments...........................    0.00* $  0.00*    1.16     1.49%

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
 * Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

INTERNATIONAL EQUITY
INVESTMENTS                     1997       1996      1995    1994(1)       1993
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........      $10.49     $10.50    $10.86     $ 9.57      $7.76
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(2)...............        0.09         --      0.05       0.02       0.05
 Net realized and
  unrealized gain
  (loss)................        0.87       0.44     (0.09)      1.54       1.79
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............        0.96       0.44     (0.04)      1.56       1.84
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.12)     (0.17)       --      (0.03)     (0.03)
 Net realized gains.....       (0.70)     (0.28)    (0.32)     (0.24)        --
--------------------------------------------------------------------------------
Total Distributions.....       (0.82)     (0.45)    (0.32)     (0.27)     (0.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................      $10.63     $10.49    $10.50     $10.86      $9.57
--------------------------------------------------------------------------------
TOTAL RETURN............        9.53%      4.23%    (0.18)%    16.74%     23.73%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................  $1,136,444   $843,730  $663,130   $594,965   $270,302
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)(3).........        0.97%      1.00%     1.19%      1.19%      1.32%
 Net investment income
  (loss)................        0.70      (0.12)     0.43       0.23       0.61
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................          32%        50%       28%        33%        46%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(4)........       $0.02      $0.02        --         --         --
--------------------------------------------------------------------------------
INTERNATIONAL FIXED
INCOME INVESTMENTS              1997       1996      1995       1994       1993
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR...........       $9.11      $9.01     $8.17      $8.86      $8.71
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment in-
  come(2)...............        0.51       0.55      0.56       0.40       0.51
 Net realized and
  unrealized gain
  (loss)................       (0.62)      0.49      0.84      (0.32)      0.20
--------------------------------------------------------------------------------
Total Income (Loss) From
 Operations.............       (0.11)      1.04      1.40       0.08       0.71
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income..       (0.55)     (0.94)    (0.56)     (0.65)     (0.55)
 Net realized gains.....       (0.24)        --        --      (0.12)     (0.01)
 Capital................          --         --        --      (0.00)*       --
--------------------------------------------------------------------------------
Total Distributions.....       (0.79)     (0.94)    (0.56)     (0.77)     (0.56)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR...................       $8.21      $9.11     $9.01      $8.17      $8.86
--------------------------------------------------------------------------------
TOTAL RETURN............       (1.52)%    12.05%    17.66%      1.00%      8.67%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
 (000S).................    $125,610   $129,410  $105,884   $116,929   $100,362
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses(2)(3).........        0.99%      1.02%     0.95%      0.95%      0.95%
 Net investment income..        5.87       6.34      6.50       5.54       6.03
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER
 RATE...................         251%       211%      307%       358%       251%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1995    1994    1993    1995     1994     1993
   ---------                ------- ------- ------- -------  -------  -------
   International Fixed
    Income Investments..... $  0.02 $  0.01   $0.02    1.18%    1.08%    1.22%

(3) During the years ended August 31, 1997 and August 31, 1996, the portfolios earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Fixed Income Investments would be 0.97% and 0.97%, respectively; and the ratio of expenses to average net assets for International Equity Investments would be 1.00% for the year ended August 31, 1996; prior year numbers have not been restated to reflect these numbers.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per shares.
 * Amount represents less than $0.01 per share.

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

EMERGING MARKETS EQUITY INVESTMENTS        1997     1996  1995(1)   1994(2)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR....    $8.50    $7.85    $9.49     $8.00
------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income (loss)(3)......     0.04     0.03     0.01     (0.02)
 Net realized and unrealized gain
  (loss)..............................     0.79     0.62    (1.45)     1.51
------------------------------------------------------------------------------
Total Income (Loss) From Operations...     0.83     0.65    (1.44)     1.49
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income................    (0.01)      --       --        --
 Net realized gains...................    (0.01)      --    (0.20)       --
------------------------------------------------------------------------------
Total Distributions...................    (0.02)      --    (0.20)       --
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR..........    $9.31    $8.50    $7.85     $9.49
------------------------------------------------------------------------------
TOTAL RETURN..........................     9.88%    8.28%  (15.13)%   18.63%++
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)........ $226,280  $97,489  $59,333   $36,365
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(3)(4).......................     1.60%    1.84%    1.75%     1.72%+
 Net investment income (loss).........     0.39     0.26     0.15     (0.42)+
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............      105%     106%      89%       16%
------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS(5)...............    $0.00*   $0.00*      --        --
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from April 21, 1994 (commencement of operations) to August 31, 1994.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                        EXPENSE RATIOS
                             NET INVESTMENT INCOME      WITHOUT WAIVERS
                              PER SHARE DECREASE     AND/OR REIMBURSEMENTS
                            ----------------------- -------------------------
   PORTFOLIO                 1996    1995    1994    1996     1995     1994
   ---------                ------- ------- ------- -------  -------  -------
   Emerging Markets Equity
    Investments............ $  0.01 $  0.02 $  0.02    1.97%    1.96%    2.56%+

(4) During the year ended August 31, 1996, the portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for Emerging Markets Equity Investments would be 1.80%; prior year numbers have not been restated to reflect these numbers.
(5) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 PORTFOLIO HIGHLIGHTS--GOVERNMENT MONEY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    GOVERNMENT MONEY INVESTMENTS          WITHOUT TRAK FEE+ WITH TRAK FEE+
    ----------------------------          ----------------- --------------
    Year Ended 8/31/97                          4.98%            3.42%
    Three Years Ended 8/31/97                   5.08             3.52
    Five Years Ended 8/31/97                    4.22             2.67
    Inception (11/18/91) through 8/31/97        4.11             2.57

  For the year ended August 31, 1997, Government Money Investments ("Portfolio") had a total return of 4.98% versus 4.83% for the Lipper Government Money Market Average--the Portfolio's benchmark.
  The philosophy of Standish, Ayer & Wood, Inc. ("Standish") is to actively manage the sectors of the Portfolio, extend the maturity modestly to maintain a high level of income and to use innovative securities to the extent permitted within the Portfolio's guidelines. During the year, the Portfolio maintained an average maturity between 80-90 days, as the yield curve was relatively steep and higher yields were available at the longer end of the curve. Throughout the year, rates were generally falling and this added to the Portfolio's return. Standish also was active in managing the diversification between Treasury and Agency securities, switching between the two as their relative yield spreads changed. The Portfolio normally maintains an approximate exposure of 75-80% agency securities and 20-25% U.S. Treasury securities.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERMEDIATE FIXED INCOME INVESTMENTS AS OF AUGUST 31,
 1997

  For the year ended August 31, 1997, Intermediate Fixed Income Investments ("Portfolio") had a total return of 8.23% versus 8.43% for the Lehman Brothers' Government Corporate Intermediate Bond Index-the Portfolio's benchmark.

  The Portfolio's adviser, Standish, Ayer & Wood, Inc. ("Standish") utilizes a philosophy of actively managing the sectors of the bond market, and seeking out individual bonds with attractive yield spreads versus US Treasuries, through the use of an indepth internal research process. The use of interest rate forecasting is limited, with Standish maintaining an average duration normally within +/- 2.5% of the relevant benchmark. During the year, there was significant volatility in rates, and the benefit of maintaining a neutral duration was significant.

  During the year, performance was positively impacted by exposure to corporate securities and mortgage securities. The best performing corporate sectors were the medium quality corporates, in which yield spreads to U.S. Treasuries narrowed significantly. At this point in the yield cycle, however, the Portfolio has cut back exposure in this sector and increased exposure to Treasuries because the potential for further out performance has diminished. Mortgage securities performed well through the year, but exposure there has also been reduced since these securities are at historically rich valuations.

  Standish will continue to apply this core philosophy to the management of Intermediate Fixed Income Investments, which has been shown to add value over the long sweep of history.

 PORTFOLIO HIGHLIGHTS--INTERMEDIATE FIXED INCOME INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERMEDIATE FIXED INCOME
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    -------------------------             ----------------- --------------
    Year Ended 8/31/97                          8.23%            6.63%
    Three Years Ended 8/31/97                   6.98             5.40
    Five Years Ended 8/31/97                    6.01             4.44
    Inception (11/18/91) through 8/31/97        6.50             4.92

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ININTERMEDIATE FIXED INCOME INVESTMENTS VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                         [GRAPH APPEARS HERE]


            Intermediate Fixed Income           Intermediate Fixed Income             Lehman Brothers Intermediate
            Investments* (With Trak Fee)        Investments* (Without Trak Fee)       Gov't./Corp. Bond Index

11/18/91           10,000                                10,000                               10,000
8/92               10,628                                10,753                               10,892
8/93               11,579                                11,892                               11,876
8/94               11,278                                11,758                               11,836
8/95               12,078                                12,781                               12,957
8/96               12,384                                13,302                               13,532
8/97               13,205                                14,398                               14,660


--------------------------------------------------------------------------------
The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years and
(ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ININTERMEDIATE FIXED INCOME INVESTMENTS VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX
                    AUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


           Intermediate Fixed Income          Intermediate Fixed Income        Lehman Bros. Intermediate
           Investments* (With Trak Fee)       Investments* (Without Trak Fee)    Gov't/Corp. Bond Index

8/94                10,000                           10,000                           10,000
8/95                10,709                           10,870                           10,947
8/96                10,980                           11,313                           11,433
8/97                11,708                           12,245                           12,386


--------------------------------------------------------------------------------
The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years and
(ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LONG-TERM BOND INVESTMENTS AS OF AUGUST 31, 1997

  For the year ended August 31, 1997, Long-Term Bond Investments ("Portfolio") had a total return of 12.93% versus 9.82% for the Lehman Brothers
Government/Corporate Bond Index--the Portfolio's benchmark.

  The long-term fixed income approach of the Portfolio's adviser, National Asset Management Corp. ("National"), focused on sector allocation, duration management and security selection. For the period under review, this strategy produced a positive return for the Portfolio while maintaining a high level of quality holdings.

  Going forward, it is expected that the investment strategy will be to maintain a neutral duration stance, with a concentration in securities with maturities in the years 2015 to 2020, and an underweighting in callable issues. This approach is consistent with National's belief that interest rates are in a long-term downward trend based on the stable rate of inflation, a modestly growing economy and the Federal Reserve's commitment of price stability.

 PORTFOLIO HIGHLIGHTS--LONG-TERM BOND INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LONG-TERM BOND INVESTMENTS            WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/97                          12.93%          11.26%
    Three Years Ended 8/31/97                    8.13            6.52
    Five Years Ended 8/31/97                     6.17            4.59
    Inception (11/18/91) through 8/31/97         6.61            5.03

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INLONG-TERM BOND INVESTMENTS VS.
   LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX NOVEMBER 18, 1991 THROUGH
                                AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                 Long-Term Bond Investments*      Long-Term Bond Investments*       Lehman Brothers Gov't./
                 (With Trak Fee)                  (Without Trak Fee)                Corp. Bond Index

11/18/91                 10,000                           10,000                          10,000
8/92                     10,611                           10,737                          11,329
8/93                     11,612                           11,926                          11,976
8/94                     10,990                           11,457                          12,136
8/95                     11,986                           12,684                          13,667
8/96                     11,939                           12,825                          13,561
8/97                     13,267                           14,466                          14,892


--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INLONG-TERM BOND INVESTMENTS VS. LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AUGUST 31, 1994 THROUGH AUGUST
                                    31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                 Long-Term Bond                    Long-Term Bond
                  Investments*                      Investments*                   Lehman Bros. Gov't./Corp.
                 (With Trak Fee)                  (Without Trak Fee)                        Bond Index
8/94                 10,000                              10,000                               10,000
2/28/95              10,211                              10,287                               10,816
8/95                 10,906                              11,071                               11,262
2/29/26              11,229                              11,483                               11,218
8/96                 10,863                              11,193                               11,174
2/28/97              11,550                              11,990                               11,758
8/97                 12,087                              12,641                               12,271


--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--MUNICIPAL BOND INVESTMENTS AS OF AUGUST 31, 1997

  For the year ended August 31, 1997, Municipal Bond Investments ("Portfolio") had a total return of 8.88% versus 9.25% for the Lehman Brothers' Municipal Bond Index-the Portfolio's benchmark.

  During the past year, Smith Affiliated Capital Corp. ("Smith Affiliated") slightly reduced the Portfolio's maturity from 14.3 years to 13.8 years, while keeping the coupon relatively constant, and the average rating at AA. While the Portfolio averages look similar today as compared to one year ago in terms of coupon, maturity and average rating, the geographic and sector makeup of the Portfolio took on significant change. In the beginning of calendar year 1997, Smith Affiliated began to focus on two major themes for municipal investing. First was an increase in holdings in higher yielding states, New York specifically. New York's representation of the holdings has increased from 8.6% to 23.7% of the Portfolio. Second was an emphasis on higher yielding, lower rated credits. Smith Affiliated lowered the AA holdings in the Portfolio from 46.3% one year ago to 29.3%, while raising BBB from 0% to 13.9%. The increase in BBB was done through the purchase of New York City General Obligations and New York State paper, all of which have positive credit rating trends.

  Our municipal fixed-income strategy will continue to be one of portfolio consolidation and yield enhancement, by capitalizing on opportunities as they arise in the various geographical, revenue and insured market sectors. Any portfolio changes will be made with a focus on maintaining the best possible call protection as they strive to manage reinvestment rate risk.

 PORTFOLIO HIGHLIGHTS--MUNICIPAL BOND INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    MUNICIPAL BOND INVESTMENTS            WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/97                          8.88%            7.26%
    Three Years Ended 8/31/97                   7.11             5.51
    Five Years Ended 8/31/97                    5.95             4.38
    Inception (11/18/91) through 8/31/97        6.37             4.74

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INMUNICIPAL BOND INVESTMENTS VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX NOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                  Municipal Bond Investments*     Municipal Bond Investment*      Lehman Brothers Municipal
                  (With Trak Fee)                 (Without Trak Fee)              Bond Index

11/18/91                 10,000                           10,000                           10,000
8/92                     10,581                           10,706                           10,845
8/93                     11,772                           12,091                           12,168
8/94                     11,159                           11,634                           12,185
8/95                     11,857                           12,548                           13,266
8/96                     12,221                           13,128                           13,962
8/97                     13,108                           14,294                           15,252


--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and a maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INMUNICIPAL BOND INVESTMENTS VS.
  LEHMAN BROTHERS MUNICIPAL BOND INDEX AUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                      Municipal Bond                Municipal Bond                Lehman Brothers
                       Investments*                  Investments*                     Municipal
                     (With Trak Fee)               (Without Trak Fee)                Bond Index
8/31/94          $      10,000                    $       10,000                 $     10,000
8/95                    10,626                            10,786                       10,887
8/96                    10,952                            11,284                       11,458
8/31/97                 11,747                            12,287                       12,517

--------------------------------------------------------------------------------
The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and a maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--MORTGAGE BACKED INVESTMENTS AS OF AUGUST 31, 1997

  For the year ended August 31, 1997, Mortgage Backed Investments had a total return of 9.69% versus 10.48% for the Lehman Brothers Mortgage Backed Securities ("MBS") Index.

  During the period in review, the yield on the 10 year Treasury fell approximately 0.60%. The mortgage sector outperformed Lehman's Intermediate Government and Intermediate Corporate Indices by 2.44% and 0.70%, respectively. The strong performance of the mortgage sector is primarily due to tightening of mortgage spreads and partially due to a higher duration on the MBS Index.

  The portfolio's adviser, Atlantic Portfolio Analytics & Management, Inc. ("APAM"), views mortgages as fairly valued in comparison to other domestic fixed income securities for long term investors and focused on the seasoned mortgage pool market, duration management, and cash management. APAM expects no major changes to this strategy in the near future.

 PORTFOLIO HIGHLIGHTS--MORTGAGE BACKED INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    MORTGAGE BACKED INVESTMENTS           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/97                          9.69%            8.06%
    Three Years Ended 8/31/97                   7.97             6.37
    Five Years Ended 8/31/97                    6.03             4.46
    Inception (11/18/91) through 8/31/97        6.52             4.94

HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INMORTGAGE BACKED INVESTMENTS VS.
 LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX AND LIPPER U.S. MORTGAGE FUND
                AVERAGENOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


             Mortgage Backed Investments*    Mortgage Backed Investments*         Lehman Brothers Mortgage    Lipper U.S. Mortgage
                   (With Trak Fee)                 (Without Trak Fee)               Back Securities Index         Fund Average

11/18/91                  10,000                           10,000                           10,000                   10,000
8/92                      10,631                           10,758                           10,750                   10,788
8/93                      11,172                           11,474                           11,543                   11,721
8/94                      10,985                           11,452                           11,586                   11,344
8/95                      11,900                           12,593                           12,855                   12,419
8/96                      12,235                           13,142                           13,494                   12,902
8/97                      13,221                           14,416                           14,909                   14,128


--------------------------------------------------------------------------------
The Lehman Brothers Mortgage-Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). The Lipper U.S. Mortgage Fund Average is an average of funds invested at least 65% in mortgage securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INMORTGAGE BACKED INVESTMENTS VS.
 LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX AND LIPPER U.S. MORTGAGE FUND
                 AVERAGEAUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                                                                               Lehman Brothers Mortgage    Lipper U.S. Mortgage
         Mortgage Backed Investments*      Mortgage Backed Investments*         Backed Securities Index        Fund Average
                (With Trak Fee)                  (Without Trak Fee)
8/31/94              10,000                             10,000                           10,000                     10,000
8/95                 10,833                             10,996                           11,095                     10,947
8/96                 11,138                             11,476                           11,647                     11,373
8/31/97              12,036                             12,588                           12,868                     12,484


--------------------------------------------------------------------------------
The Lehman Brothers Mortgage-Backed Securities Index includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). The Lipper U.S. Mortgage Fund Average is an average of funds invested at least 65% in mortgage securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--BALANCED INVESTMENTS AS OF AUGUST 31, 1997
  For the year ended August 31, 1997, Balanced Investments ("Portfolio") had a total return of 26.05%. The Portfolio's benchmarks, the Lehman Brothers Government/Corporate Bond Index and Standard & Poor's 500 Stock Composite Index had total returns of 9.82% and 40.62%, respectively, over the same period. The Portfolio is managed by Palley-Needelman Asset Management, Inc. ("Palley-Needelman").

  For most of the year, the Portfolio was invested in approximately 72% common stocks and 28% fixed income, and in cash equivalents. Of the portion invested in common stocks, 9% represented foreign stocks that outperformed domestic stocks during the period.

  Throughout the period under review, the Portfolio focused on large capitalization issues of better-known companies that had a history of paying dividends. These holdings were spread across a wide range of sectors including financial services, energy and consumer discretionary which outperformed the market. At the same time, the Portfolio's technology and health care holdings were the smallest. The fixed income portion of the Portfolio had exposure in government and agency bonds and corporate bonds.

  Palley-Needelman intends to continue emphasizing large capitalization value equity along with exposure to foreign companies through the purchase of ADR's. In addition, until health care and technology valuations come down to value opportunity levels, it could be expected that these issues will be underweight. Lastly, the fixed income portion of the Portfolio will have exposure to both government and corporate bonds.

 PORTFOLIO HIGHLIGHTS--BALANCED INVESTMENTS (UNAUDITED)
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    BALANCED INVESTMENTS                 WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------                 ----------------- --------------
    Year Ended 8/31/97                         26.05%          24.17%
    Three Years Ended 8/31/97                  17.32           15.57
    Inception (2/16/93) through 8/31/97        13.74           12.05

HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INBALANCED INVESTMENTS VS. LEHMAN
    BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND STANDARD & POOR'S 500 INDEX
                   FEBRUARY 16, 1993 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


             Balanced Investments*   Balanced Investments*    Lehman Brothers Gov't./       Standard & Poor's
                (With Trak Fee)         (Without Trak Fee)       Corp. Bond Index                500 Index

2/16/93              10,000                  10,000                   10,000                       10,000
8/93                 10,550                  10,635                   10,640                       10,605
8/94                 10,860                  11,113                   10,392                       11,184
8/95                 12,064                  12,532                   11,586                       13,579
8/96                 13,501                  14,235                   12,017                       16,121
8/97                 16,765                  17,943                   13,197                       22,671


--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INBALANCED INVESTMENTS VS. LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND STANDARD & POOR'S 500 INDEX AUGUST
                        31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]



              Balanced Investments*      Balanced Investments*      Lehman Brothers Gov't./       Standard & Poor's
              (With Trak Fee)            (Without Trak Fee)         Corp. Bond Index              500 Index

8/31/94           10,000                       10,000                    10,000                        10,000
8/95              11,109                       11,276                    11,149                        12,141
8/96              12,432                       12,809                    11,563                        14,415
8/31/97           15,437                       16,146                    12,698                        20,271

--------------------------------------------------------------------------------
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S.
government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The S&P 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS AS OF AUGUST 31, 1997

  For the year ended August 31, 1997, Large Capitalization Value Equity Investments ("Portfolio") had a total return of 38.98% versus 39.53% for the Russell 1000 Value Index--the Portfolio's benchmark. The Portfolio is managed 80% by Parametric Portfolio Associates ("Parametric") and 20% by Boston Company Asset Management ("Boston Company").

  Parametric uses a quantitative investment approach maintaining risk characteristics and economic sector weights similar to that of the Russell 1000 Value Index. During the period under review, the Portfolio's performance benefited from the outstanding returns of Financial Services and Technology stocks. The Portfolio's stock selections added a value over the Russell 1000 Value Index in Financial Services, Capital Goods and Technology.

  The Boston Company focuses on undervalued securities with solid fundamentals and improving business momentum. During the period under review, The Boston Company outperformed the Russell 1000 Value Index through effective stock selection in the consumer services, consumer durables and health care sectors. A significant (but below index) weight in the top performing financial services sector also contributed to the Portfolio's return. Recently, The Boston Company has reduced positions in the consumer services sector where valuation targets have been met.

  Going forward, Parametric's strategy is to continue to manage a replication of the Russell 1000 Value Index, while adding value through security selection based on earnings estimates combined with a reasonable valuation of those earnings. The Boston Company portion of the Portfolio will focus on undervalued securities in various industries with improving fundamentals.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LARGE CAPITALIZATION VALUE EQUITY
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------------     ----------------- --------------
    Year Ended 8/31/97                          38.98%          36.92%
    Three Years Ended 8/31/97                   22.81           20.99
    Five Years Ended 8/31/97                    15.62           13.90
    Inception (11/18/91) through 8/31/97        15.17           13.45

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INLARGE CAPITALIZATION VALUE EQUITY INVESTMENTS VS. RUSSELL 1000 VALUE INDEX AND LIPPER GROWTH AND INCOME
             FUND AVERAGE NOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                  Large Capitalization             Large Capitalization                               Lipper Growth
                    Value Investments*               Value Investments*           Russell 1000          and Income
                     (With Trak Fee)                 (Without Trak Fee)            Value Index         Fund Average
11/18/91         $      10,000                    $       10,000                 $    10,000           $   10,000
8/92                    10,834                            10,963                      11,496               10,877
8/93                    11,660                            11,977                      14,588               12,932
8/94                    11,726                            12,226                      15,008               13,501
8/95                    13,416                            14,200                      17,881               16,262
8/96                    15,163                            16,292                      21,018               18,344
8/97                    20,765                            22,648                      29,327               24,740

--------------------------------------------------------------------------------
The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth and Income Fund Average is composed of the Portfolio's peer group of mutual funds investing in growth and income oriented funds.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
 (CONTINUED)

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INLARGE CAPITALIZATION VALUE EQUITY INVESTMENTS VS. RUSSELL 1000 VALUE INDEX AND LIPPER GROWTH AND INCOME
              FUND AVERAGE AUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                   Large Capitalization Value         Large Capitalization Value          Russell 10000    Lipper Growth &
                   Investments* (With Trak Fee)       Investments* (Without Trak Fee)     Value Index      Income Fund Average

8/31/94                    10,000                               10,000                        10,000             10,000
8/95                       11,442                               11,614                        11,914             12,045
8/96                       12,934                               13,327                        14,004             13,587
8/31/97                    17,709                               18,522                        19,540             18,324


--------------------------------------------------------------------------------
The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth and Income Fund Average is composed of the Portfolio's peer group of mutual funds investing in growth and income oriented funds.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION GROWTH INVESTMENTS AS OF AUGUST 31, 1997
  For the year ended August 31, 1997, Large Capitalization Growth Investments ("Portfolio") had a total return of 37.47% versus 39.36% for the Russell 1000 Growth Index--the Portfolio's benchmark. Large Capitalization Growth Investments is managed 80% by Boston Structured Advisors ("Boston Structured") and 20% by Provident Investment Counsel Inc. ("Provident").

  Boston Structured's strategy for the past year was altered to be a full replication of the Russell 1000 Growth Index. In the portion of the Portfolio managed by Provident, overweightings in the high growth financial service and health technology sectors, along with the telecommunication segment caused the Portfolio to outperform the Russell 1000 Growth Index. The Portfolio also benefited by the rotation away from the market's largest capitalization which began in May 1997. Provident maintained an underweighting in the large capitalization, lower growth, consumer non-durable stocks, believing that the sector was over-valued. Shares in computer service and networking companies underperformed, and were liquidated, as visibility of earnings growth declined. These stocks outperformed shares of more rapidly growing companies that were in the same sector.

  Going forward, Boston Structured will maintain a highly diversified portfolio of stocks in order to be a full replication of The Russell 1000 Growth Index. Provident will continue to seek high-quality growth companies that remain moderately priced relative to their high growth rates.

 PORTFOLIO HIGHLIGHTS--LARGE CAPITALIZATION GROWTH INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    LARGE CAPITALIZATION GROWTH
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/97                          37.47%          35.43%
    Three Years Ended 8/31/97                   23.81           21.97
    Five Years Ended 8/31/97                    16.43           14.69
    Inception (11/18/91) through 8/31/97        16.11           14.38

  HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INLARGE CAPITALIZATION GROWTH
    INVESTMENTS VS. RUSSELL 1000 GROWTH INDEX AND LIPPER GROWTH FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                  Large Capitalization             Large Capitalization
                   Growth Investments*              Growth Investments*           Russell 1000        Lipper Growth
                     (With Trak Fee)                 (Without Trak Fee)         Growth Fund Index      Fund Average
11/18/91         $      10,000                    $       10,000                 $    10,000           $   10,000
8/92                    10,970                            11,100                      11,075               10,877
8/93                    11,887                            12,210                      11,961               12,932
8/94                    11,997                            12,510                      12,740               13,501
8/95                    14,454                            15,300                      15,879               16,262
8/96                    16,075                            17,272                      18,798               18,344
8/97                    21,770                            23,744                      26,199               24,501

--------------------------------------------------------------------------------
The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with a greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth Fund Average is composed of the Portfolio's peer group of mutual funds investing in companies where long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

  HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INLARGE CAPITALIZATION GROWTH INVESTMENTS VS. RUSSELL 1000 GROWTH INDEX AND LIPPER GROWTH FUND AVERAGE AUGUST
                        31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                Large Capitalization                Large Capitalization
                 Growth Investments*                 Growth Investments*              Russell 1000      Lipper Growth
                   (With Trak Fee)                   (Without Trak Fee)               Growth Index      Fund Average
8/31/94          $     10,000                        $     10,000                  $     10,000      $     10,000
8/95                   12,048                              12,230                        12,464            12,045
8/96                   13,398                              13,806                        14,754            13,587
8/97                   18,145                              18,980                        20,564            18,147


--------------------------------------------------------------------------------
The Russell 1000 Growth Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with a greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Growth Fund Average is composed of the Portfolio's peer group of mutual funds investing in companies where long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS AS OF AUGUST 31, 1997
  For the year ended August 31, 1997, Small Capitalization Value Equity Investments ("Portfolio") had a total return of 42.40% versus 37.41% for the Russell 2000 Value Index--the Portfolio's benchmark.

  For most of the period under review, small capitalization stocks generally underperformed their large capitalization counterparts. It was only during the 3rd quarter of 1997 that small capitalization stocks began to out perform large capitalization stocks.

  For the portion of the Portfolio advised by NFJ Investment Group ("NFJ"), for the period under review they maintained a concentrated portfolio of approximately 115 issues. Stock selection is made from 85 industries on the basis of absolute valuation and relative valuation within the industry. Selected securities are characterized as having below average price earnings ratios and a dividend yield above average. Barclays Global Fund Advisors ("Barclays") during the entire period under review managed their portion of the assets allocated to them as a full replication of the Russell 2000 Value Index.

  Going forward, NFJ intends to maintain a fully invested position and remains optimistic about the valuation and upward trend of small capitalization issues. Barclays will continue to maintain a high diversified portfolio of over 1,000 stocks in order to be a full replication of the Russell 2000 Value Index.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    SMALL CAPITALIZATION VALUE
    EQUITY INVESTMENTS                    WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/97                          42.40%          40.24%
    Three Years Ended 8/31/97                   21.69           19.88
    Five Years Ended 8/31/97                    15.06           13.35
    Inception (11/18/91) through 8/31/97        14.48           12.78

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INSMALL CAPITALIZATION VALUE EQUITY INVESTMENTS VS. RUSSELL 2000 VALUE INDEX AND LIPPER SMALL COMPANY FUND
                AVERAGENOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                  Small Capitalization             Small Capitalization                               Lipper Small
                    Value Investments*               Value Investments*           Russell 2000           Company
                     (With Trak Fee)                 (Without Trak Fee)            Value Index         Fund Average
11/18/91         $      10,000                    $       10,000                 $    10,000           $   10,000
8/92                    10,723                            10,850                      11,926               10,595
8/93                    12,225                            12,558                      16,206               13,939
8/94                    11,646                            12,143                      17,513               14,643
8/95                    12,907                            13,661                      20,241               18,484
8/96                    14,301                            15,366                      22,694               21,406
8/31/97                 20,063                            21,880                      31,160               27,238

--------------------------------------------------------------------------------
The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
 (CONTINUED)

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INSMALL CAPITALIZATION VALUE EQUITY INVESTMENTS VS. RUSSELL 2000 VALUE INDEX AND LIPPER SMALL COMPANY FUND
                 AVERAGEAUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


             Small Capitalization Value      Small Capitalization Value           Russell 2000      Lipper Small Company
             Investments* (With Trak Fee)    Investments* (Without Trak Fee)      Value Index       Fund Average

8/31/94               10,000                          10,000                         10,000               10,000
8/95                  11,083                          11,250                         11,558               12,623
8/96                  12,280                          12,654                         12,958               14,619
8/97                  17,227                          18,019                         17,792               18,601

--------------------------------------------------------------------------------
The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION GROWTH INVESTMENTS AS OF AUGUST 31, 1997
  For the year ended August 31, 1997, Small Capitalization Growth Investments ("Portfolio") had a total return of 17.53% versus 20.12% for the Russell 2000 Growth Index--the Portfolio's benchmark.

  The Portfolio has undergone changes with respect to its advisers. Effective March 1997, Pilgrim Baxter & Associates ("Pilgrim") ceased to be an adviser to the Portfolio. The Board of Trustees' following the recommendation of the Consulting Group retained Berger Associates, Inc. to manage that portion of the Portfolio formerly managed by Pilgrim. Additionally, Wall Street Associates was also retained to be an adviser for a portion of the Portfolio's assets and began operations July 1, 1997. It should also be noted that for an extended period of time under review, the Portfolio, due to capacity constraints of the active Advisers, was run with as much as 70% of the Portfolio indexed to the Russell 2000 Growth Index. For the entire period under review Mellon Capital has been the adviser with the responsibility of managing its allocated assets as a full replication of the index.

  During the period under review, the active managers maintained a highly selective portfolio of stocks by focusing on investments in "emerging growth companies" that are believed to be undervalued in the marketplace and have earnings that are expected to grow faster than the economy. Mellon Capital, maintained a highly diversified portfolio of over 1,000 stocks in order to replicate the characteristics of the Russell 2000 Growth Index.

  Going forward, it is the Manager's intention to have the Portfolio's allocation 50% active and 50% index. Because of capacity constraints within this asset class, it may require the hiring of additional advisers to achieve this goal. Mellon Capital will continue its assignment of managing its allocated assets to the index.

 PORTFOLIO HIGHLIGHTS--SMALL CAPITALIZATION GROWTH INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    SMALL CAPITALIZATION GROWTH
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    ---------------------------           ----------------- --------------
    Year Ended 8/31/97                          17.53%          15.79%
    Three Years Ended 8/31/97                   25.39           23.53
    Five Years Ended 8/31/97                    25.64           23.77
    Inception (11/18/91) through 8/31/97        21.76           19.96

  HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INSMALL CAPITALIZATION GROWTH INVESTMENTS VS. RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                  Small Capitalization             Small Capitalization                               Lipper Small
                   Growth Investments*              Growth Investments*           Russell 2000           Company
                     (With Trak Fee)                 (Without Trak Fee)           Growth Index         Fund Average
11/18/91         $      10,000                    $       10,000                 $    10,000           $   10,000
8/92                     9,870                             9,988                       9,823               10,595
8/93                    13,642                            14,013                      12,627               12,561
8/94                    15,210                            15,860                      13,103               13,195
8/95                    20,714                            21,926                      16,525               16,657
8/96                    24,762                            26,603                      18,061               19,290
8/31/97                 28,672                            31,265                      21,678               24,545

--------------------------------------------------------------------------------
The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

  HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INSMALL CAPITALIZATION GROWTH INVESTMENTS VS. RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                    AUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


               Small Capitalization Growth       Small Capitalization Growth           Russell 2000      Lipper Small Company
               Investments* (With Trak Fee)      Investments* (Without Trak Fee)       Growth Index      Fund Average

8/31/94                10,000                              10,000                         10,000              10,000
8/95                   13,619                              13,825                         12,612              12,623
8/96                   16,280                              16,774                         13,783              14,619
8/31/97                18,851                              19,714                         16,544              18,601

--------------------------------------------------------------------------------
The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL EQUITY INVESTMENTS AS OF AUGUST 31, 1997
  For the year ended August 31, 1997, International Equity Investments ("Portfolio") had a total return of 9.53%. The Portfolio's benchmark, the Morgan Stanley Capital International Europe Australia Far East Index ("EAFE Index") had a total return of 9.07% over the same period. EAFE is a market value weighted average of the performance of over 1,000 foreign common stocks, and includes the reinvestment of dividends.

  With respect to the portion of the Portfolio's assets allocated to Oechsle International Advisors L.P. ("Oechsle") for the period under review, country and stock selection had a positive impact. Overweight positions in Spain, Italy and Germany proved beneficial. Spain and Italy in particular, were strong performers as their prospect of making the first round of EMU became more likely. On the other hand, being underweight to UK detracted somewhat as economic growth translated into strong earnings growth and the market became enthusiastic about the newly elected government. Investments in Japan remained slightly underweight to the index, but the adviser was able to add value through stock selection specifically overweight dollar earners and restructuring candidates. For the period under review, State Street Global Advisors managed their portion of the Portfolio as a full replication of the MSCI EAFE Index.

  Looking forward, Oechsle remains positive about international equity markets. Europe's prospects continue to look good as economic growth finally starts to recover in a low inflation environment. In Japan, the weighting has been increased to take advantage of depressed stock price levels and the opportunities for market reforms. In Southeast Asia, in general, the currency crisis will generally take some time to be absorbed by the markets and Oechsle will monitor the situation looking for opportunities to buy. Going forward, State Street will continue to manage their portion of the assets as a full replication of the MSCI EAFE Index.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERNATIONAL EQUITY INVESTMENTS      WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------------      ----------------- --------------
    Year Ended 8/31/97                           9.53%           7.91%
    Three Years Ended 8/31/97                    4.45            2.90
    Five Years Ended 8/31/97                    10.48            6.81
    Inception (11/18/91) through 8/31/97         8.42            8.84

      HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ININTERNATIONAL EQUITY INVESTMENTS VS. MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-GDP WEIGHTED INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-CAPITALIZATION WEIGHTED INDEX
                   NOVEMBER 18, 1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                      International                    International                                       MSCI
                   Equity Investments*              Equity Investments*          MSCI EAFE-GDP     EAFE-Capitalization
                     (With Trak Fee)                 (Without Trak Fee)         Weighted Index       Weighted Index
11/18/91         $      10,000                    $       10,000                 $    10,000           $   10,000
8/92                     9,586                             9,700                      10,333                9,827
8/93                    11,684                            12,002                      12,993               12,493
8/94                    13,438                            14,012                      14,558               13,884
8/95                    13,214                            13,987                      14,864               13,995
8/96                    13,569                            14,579                      15,940               15,120
8/97                    14,642                            15,969                      17,814               16,490

--------------------------------------------------------------------------------
The Morgan Stanley Capital International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East, weighted based on each country's gross domestic product. The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the indices are not managed portfolios, there are no advisory fees or internal management expenses reflected in the indices' performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

      HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ININTERNATIONAL EQUITY INVESTMENTS VS. MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-GDP WEIGHTED INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-CAPITALIZATION WEIGHTED INDEX
                    AUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


               International Equity Investments*    International Equity Investments*     MSCI EAFE-GDP     MSCI EAFE-Capitalization
               (With Trak Fee)                      (Without Trak Fee)                    Weighted Index    Weighted Index

8/31/94                  10,000                               10,000                         10,000               10,000
8/95                      9,834                                9,982                         10,210               10,080
8/96                     10,098                               10,405                         10,949               10,890
8/97                     10,897                               11,397                         12,236               11,877


--------------------------------------------------------------------------------
The Morgan Stanley Capital International EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East, weighted based on each country's gross domestic product. The Morgan Stanley Capital International EAFE-Capitalization Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the indices are not managed portfolios, there are no advisory fees or internal management expenses reflected in the indices' performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL FIXED INCOME INVESTMENTS AS OF AUGUST 31, 1997

  For the year ended August 31, 1997, International Fixed Income Investments ("Portfolio") had a total return of -1.52% versus -3.39% for the Salomon Brothers Non-U.S. Government Bond Index--the Portfolio's benchmark. The Portfolio is managed by Julius Baer Investment Management, Inc. ("Julius Baer").

  The period under review began amid generally buoyant conditions in the global bond markets and with the US dollar displaying a strong upward trend. The Japanese bond exposure was below the index, the Salomon Brothers Non-US, while the European allocation was overweighted. Throughout the period under review, the Portfolio has maintained a high weighting in the peripheral European bond markets in anticipation of a broad- based monetary union. Market recognition has resulted in systematic outperformance from Spanish, Italian and UK bonds.

  Going forward, the prospect is for faster global economic growth during the remaining months of 1997 and 1998. Although inflation at the consumer level is likely to remain very subdued, labor markets are tightening and capacity is rising. With this scenario, policymakers are expected to tilt monetary conditions towards a more restrictive basis. As a consequence, both interest rates and inflationary expectations are vulnerable to some deterioration and a generally cautious stance on fixed income markets is therefore advocated.

 PORTFOLIO HIGHLIGHTS--INTERNATIONAL FIXED INCOME INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    INTERNATIONAL FIXED INCOME
    INVESTMENTS                           WITHOUT TRAK FEE+ WITH TRAK FEE+
    --------------------------            ----------------- --------------
    Year Ended 8/31/97                          (1.52)%         (2.97)%
    Three Years Ended 8/31/97                    9.09            7.48
    Five Years Ended 8/31/97                     7.34            5.75
    Inception (11/18/91) through 8/31/97         8.73            7.12

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ININTERNATIONAL FIXED INCOME INVESTMENTS VS. SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX NOVEMBER 18,
                          1991 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                   International Fixed              International Fixed          Salomon Brothers
                   Income Investments*              Income Investments*           non-U.S. Gov't
                     (With Trak Fee)                 (Without Trak Fee)             Bond Index
11/18/91         $      10,000                    $       10,000                 $     10,000
8/92                    11,260                            11,393                       11,869
8/93                    12,055                            12,381                       12,650
8/94                    11,995                            12,504                       13,319
8/95                    13,904                            14,713                       15,451
8/96                    15,348                            16,485                       16,637
8/97                    14,892                            16,235                       18,004

--------------------------------------------------------------------------------
The Salomon Brothers Non-U.S. Government Bond Index-Unhedged is an index subset of the Salomon Brothers World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish, and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

   HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED ININTERNATIONAL FIXED INCOME INVESTMENTS VS. SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX AUGUST 31, 1994
                            THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                 International Fixed Income        International Fixed Income           Salomon Brothers Non-U.S.
                 Investments* (With Trak Fee)      Investments* (Without Trak Fee)      Government Bond Index

8/31/94                  10,000                             10,000                             10,000
8/95                     11,592                             11,766                             11,600
8/96                     12,796                             13,184                             13,993
8/31/97                  12,416                             12,984                             13,517


--------------------------------------------------------------------------------
The Salomon Brothers Non-U.S. Government Bond Index-Unhedged is an index subset of the Salomon Brothers World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish, and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 PORTFOLIO HIGHLIGHTS--EMERGING MARKETS EQUITY INVESTMENTS AS OF AUGUST 31,
 1997

  For the year ended August 31, 1997, Emerging Markets Equity Investments ("Portfolio") had a total return of 9.88% versus 4.59% for the Morgan Stanley Capital International Markets Free Index--the Portfolio's benchmark.

  Equities in Asia have, as a whole, underperformed their counterparts in Latin America and Europe. The major concern has been continued export weakness, leading to widening current account deficits and currency concerns. Suggestions that the region has lost its competitive edge have had a negative effect on many markets in the region. This has been particularly severe in Thailand where economic indicators increasingly echoed those of Mexico prior to its currency crisis. In anticipation of the pressure on the baht we hedged all of the Portfolio's Thai exposure as a defensive measure and the Portfolio suffered no impact from the devaluation which subsequently occurred. However there has been a domino effect in other South Asian countries, which has led to heavy declines in both equity markets and currencies. While it may take some time for the full impact of the devaluation on corporate earnings to be identified, we do anticipate that 1998 should witness sharp export led recoveries from these economies. Accordingly, the portfolio may look to increase its current underweight exposure to the markets over the coming months.

  The accelerating economic recovery in Latin America, combined with falling inflation and risk premiums has underpinned the recovery in stock markets. While all countries in the region have posted significant returns, Brazil has been the main focus, where ongoing constitutional reform and compelling valuations have helped to offset the potential problems of burgeoning trade and current account deficits. Additionally, Argentina is currently the fastest growing economy in Latin America and has had its debt ratings upgraded. Similarly, Mexico has benefited from a stable currency and the government's firm economic policy has translated into significant foreign capital inflows.

  In Central Europe, sentiment has been dominated by economic reform in Russia, progress on which has led to significant stock market returns. The potential of one of the world's largest underdeveloped economies is considerable and, having made initial investments, the Portfolio has increased its exposure. In Hungary, high quality management and strong earnings growth have provided a potent combination. The same can be said for Turkey, where the corporate sector continues to perform well in a difficult political environment. Africa has also provided opportunities, via an ambitious privatization program in Egypt and falling interest rates in South Africa.

  The manager AIB Govett Asset Management Limited (formerly called John Govett & Co. Limited) believes that the long term investment rate for emerging markets remains firmly intact, equity valuations are compelling and low inter-regional correlation's underline the diversification potential of emerging markets in a global context. Most important, emerging economies' GDP growth is forecast to increase faster than the world average in the next two years, with inflation continuing to fall.

 PORTFOLIO HIGHLIGHTS--EMERGING MARKETS EQUITY INVESTMENTS
                          AVERAGE ANNUAL TOTAL RETURN
  -------------------------------------------------------------------------

    EMERGING MARKETS EQUITY INVESTMENTS   WITHOUT TRAK FEE+ WITH TRAK FEE+
    -----------------------------------   ----------------- --------------
    Year Ended 8/31/97                          9.88%            8.24%
    Three Years Ended 8/31/97                   0.32            (1.17)
    Inception (4/21/94) through 8/31/97         5.51             3.94

    HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INEMERGING MARKETS EQUITY INVESTMENTS VS. MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE
                  INDEX APRIL 20, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]

                    Emerging Markets                 Emerging Markets             MSCI Emerging
                   Equity Investments*              Equity Investments*              Markets
                     (With Trak Fee)                 (Without Trak Fee)             Free Index
4/20/94          $      10,000                    $       10,000                 $     10,000
8/94                    11,797                            11,863                       12,008
8/95                     9,863                            10,068                       10,039
8/96                    10,521                            10,902                       10,421
8/31/97                 11,387                            11,978                       10,899

--------------------------------------------------------------------------------
The Morgan Stanley Capital International Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

    HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED INEMERGING MARKETS EQUITY INVESTMENTS VS. MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE
                 INDEX AUGUST 31, 1994 THROUGH AUGUST 31, 1997
                                  (UNAUDITED)

                             [GRAPH APPEARS HERE]


                 Emerging Markets Equity           Emerging Markets Equity                MSCI Emerging Markets
                 Investments* (With Trak Fee)      Investments* (Without Trak Fee)        Free Index

8/31/94                 10,000                              10,000                             10,000
8/95                     8,361                               8,487                              8,360
8/96                     8,918                               9,190                              8,679
8/31/94                  9,653                              10,097                              9,076


--------------------------------------------------------------------------------
The Morgan Stanley Capital International Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

*Assumes the reinvestment of all distributions.

+The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
Consulting Group Capital Markets Funds:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Government Money Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, and Emerging Markets Equity Investments (the "Portfolios") of Consulting Group Capital Markets Funds (the "Fund") as of August 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 1994, were audited by other auditors whose report thereon, dated October 19, 1994, expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian. As to securities purchased and sold but not received and delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios of the Fund as of August 31, 1997, and the result of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                  /s/KPMG Peat Marwick LLP

New York, New York
October 15, 1997

 TAX INFORMATION (UNAUDITED)

  The following August 31, 1997 fiscal year end disclosures are of various tax benefits that will be reported to shareholders at calendar year end.

  The Portfolios listed below designate for Federal income tax purposes the following amounts as long term capital gain dividends paid:

   Balanced Investments............................................ $ 1,055,779
   Large Capitalization Value Equity Investments...................  64,476,689
   Large Capitalization Growth Investments.........................  48,479,874
   Small Capitalization Value Equity Investments...................  26,560,111
   Small Capitalization Growth Investments.........................  55,156,994
   International Equity Investments................................  46,599,644
   International Fixed Income Investments..........................   1,404,063
   Emerging Markets Equity Investments.............................     238,058

  100% of the dividends from net investment income paid by Municipal Bond Investments are tax-exempt for regular Federal income tax purposes.

  The following percentages of ordinary income distributions have been designated as qualifying for the dividends received deduction available to corporate shareholders.

   Balanced Investments.................................................. 44.95%
   Large Capitalization Value Equity Investments......................... 71.67
   Large Capitalization Growth Investments............................... 66.62
   Small Capitalization Value Equity Investments......................... 49.93

  The total foreign sourced income received by International Equity Investments and Emerging Markets Equity Investments, respectively, are $0.1482 per share (or a total amount of $15,834,222) and $0.1308 per share (or a total amount of $3,178,748). The total amounts of foreign taxes paid, again respectively, are $0.0200 per share (or a total amount of $2,136,859) and $0.0086 per share (or a total amount of $209,772).

  The following percentages of ordinary income distributions have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the corresponding percentages may be exempt from taxation at the state level.

   Government Money Investments.......................................... 38.34%
   Intermediate Fixed Income Investments................................. 14.52
   Long-Term Bond Investments............................................ 60.30
   Balanced Investments.................................................. 20.14

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gain for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
                    CONSULTING GROUP CAPITAL MARKETS FUNDS.
     IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE TRUST WHICH CONTAINS INFORMATION CONCERNING THE TRUST'S INVESTMENT POLICIES, CHARGES AND EXPENSES AS
                      WELL AS OTHER PERTINENT INFORMATION.

  TK0423, 10/97 CONSULTING GROUP CAPITAL MARKETS FUNDS . 222 DELAWARE
  AVENUE . WILMINGTON, DELAWARE                .                19801